UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2022
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2022
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	-8.98%
NAV Return[1]	-8.88%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-8.92%
ETF Category: Morningstar Inflation-Protected Bond[2]	-6.81%
Performance Details	page 6

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	-3.04%
NAV Return[1]	-3.00%
Bloomberg US Treasury 1-3 Year Index	-3.01%
ETF Category: Morningstar Short Government[2]	-3.68%
Performance Details	page 7

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	-7.62%
NAV Return[1]	-7.70%
Bloomberg US Treasury 3-10 Year Index	-7.73%
ETF Category: Morningstar Intermediate Government[2]	-8.10%
Performance Details	page 8

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	-20.81%
NAV Return[1]	-20.99%
Bloomberg US Long Treasury Index	-21.25%
ETF Category: Morningstar Long Government[2]	-21.10%
Performance Details	page 9
Total Returns for the 6 Months Ended June 30, 2022
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-10.34%
NAV Return[1]	-10.27%
Bloomberg US Aggregate Bond Index	-10.35%
ETF Category: Morningstar Intermediate Core Bond[2]	-10.53%
Performance Details	page 10

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	-5.54%
NAV Return[1]	-5.56%
Bloomberg US 1-5 Year Corporate Bond Index	-5.60%
ETF Category: Morningstar Short-Term Bond[2]	-4.86%
Performance Details	page 11

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	-12.83%
NAV Return[1]	-12.87%
Bloomberg US 5-10 Year Corporate Bond Index	-12.94%
ETF Category: Morningstar Corporate Bond[2]	-13.83%
Performance Details	page 12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively Bloomberg). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
[1]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the six-month reporting period ended June 30, 2022, both U.S. fixed-income and U.S. equity markets lost ground as inflation accelerated, interest rates rose, and, in late February, Russia invaded Ukraine. Economic growth slowed around the world and fears of an impending recession rose. The spread of COVID-19 continued to weigh on economic growth worldwide, with the highly transmissible Omicron variant and subvariants keeping infection rates high in many areas. For the six-month reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -10.35%. The Bloomberg US 1-5 Year Corporate Bond Index and Bloomberg US 5-10 Year Corporate Bond Index returned -5.60% and -12.94%, respectively, while the Bloomberg US Treasury 1-3 Year Index and the Bloomberg US Treasury 3-10 Year Index returned -3.01% and -7.73%, respectively. The Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returned -8.92%.
Amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) decreased at an annualized rate of -1.6% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period near pre-pandemic lows. Inflation rose through the reporting period, with just a slight downtick in April, ending the reporting period at its highest level in more than 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Monetary policies around the world varied. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March, 0.50% in early May, and 0.75% in mid-June in an effort to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which it had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet, vowing to be more aggressive than during its last round of quantitative tightening in 2017 through 2019.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Outside the United States, after holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. The European Central Bank also intended to end its long-running asset purchase program and downgraded its growth forecasts. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestles with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Bond markets were volatile during the reporting period, particularly as the Fed’s tightening cycle accelerated. As inflation continued to rise and Fed monetary policy shifted, bond yields began to rise in early 2022, exerting downward pressure on bond prices. Yields touched reporting-period highs in mid-June before falling back slightly. (Bond yields and bond prices typically move in opposite directions.) During the reporting period, portions of the yield curve inverted, which is often an indicator of a possible recession. The yield on the 10-year U.S. Treasury began the reporting period at 1.52%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 2.98% as concerns about slowing economic growth mounted. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.06% to 1.72% over the reporting period.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset Management, leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining Schwab in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	-8.98%	-5.14%	3.15%	1.64%
NAV Return[2]	-8.88%	-5.17%	3.15%	1.66%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-8.92%	-5.14%	3.21%	1.73%
ETF Category: Morningstar Inflation-Protected Bond[3]	-6.81%	-3.79%	2.85%	1.39%
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	7.4 Yrs
Weighted Average Duration[7]	6.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-3.04%	-3.56%	0.84%	0.70%
NAV Return[2]	-3.00%	-3.54%	0.85%	0.70%
Bloomberg US Treasury 1-3 Year Index	-3.01%	-3.51%	0.90%	0.77%
ETF Category: Morningstar Short Government[3]	-3.68%	-4.36%	0.60%	0.55%
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	2.0 Yrs
Weighted Average Duration[6]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-7.62%	-8.30%	0.82%	1.06%
NAV Return[2]	-7.70%	-8.34%	0.82%	1.06%
Bloomberg US Treasury 3-10 Year Index	-7.73%	-8.31%	0.86%	1.13%
ETF Category: Morningstar Intermediate Government[3]	-8.10%	-8.54%	0.34%	0.76%
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	5.6 Yrs
Weighted Average Duration[6]	5.3 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Long-Term U.S. Treasury ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	-20.81%	-18.28%	-6.15%
NAV Return[2]	-20.99%	-18.44%	-6.20%
Bloomberg US Long Treasury Index	-21.25%	-18.45%	-6.19%
ETF Category: Morningstar Long Government[3]	-21.10%	-18.80%	N/A
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	23.6 Yrs
Weighted Average Duration[7]	16.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	-10.34%	-10.41%	0.76%	1.42%
NAV Return[2]	-10.27%	-10.31%	0.81%	1.46%
Bloomberg US Aggregate Bond Index	-10.35%	-10.29%	0.88%	1.54%
ETF Category: Morningstar Intermediate Core Bond[3]	-10.53%	-10.74%	0.72%	1.47%
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	8.8 Yrs
Weighted Average Duration[7]	6.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.6% of total investments on June 30, 2022.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 1-5 Year Corporate Bond ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	-5.54%	-6.18%	-0.26%
NAV Return[2]	-5.56%	-6.14%	-0.25%
Bloomberg US 1-5 Year Corporate Bond Index	-5.60%	-6.14%	-0.15%
ETF Category: Morningstar Short-Term Bond[3]	-4.86%	-5.19%	N/A
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	3.2 Yrs
Weighted Average Duration[6]	2.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 5-10 Year Corporate Bond ETF as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	-12.83%	-13.35%	-2.05%
NAV Return[2]	-12.87%	-13.30%	-2.01%
Bloomberg US 5-10 Year Corporate Bond Index	-12.94%	-13.27%	-1.94%
ETF Category: Morningstar Corporate Bond[3]	-13.83%	-13.91%	N/A
Fund Expense Ratio[4]: 0.03%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	7.6 Yrs
Weighted Average Duration[6]	6.4 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$ 911.20	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.04%	$1,000.00	$ 970.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.04%	$1,000.00	$ 923.00	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.04%	$1,000.00	$ 790.10	$0.18
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$ 897.30	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.04%	$1,000.00	$ 944.40	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.04%	$1,000.00	$ 871.30	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

[1]	Based on the most recent six-month expense ratio. Effective July 1, 2022, the management fee of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF were reduced to 0.04%, 0.03%, 0.03%, 0.03%, 0.03%, 0.03% and 0.03%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; For Schwab U.S. TIPS ETF, $0.19 and $0.20, respectively, for Schwab Short-Term U.S. Treasury ETF, $0.15 and $0.15, respectively, for Schwab Intermediate-Term U.S. Treasury ETF, $0.14 and $0.15, respectively, for Schwab Long-Term U.S. Treasury ETF, $0.13 and $0.15, respectively, for Schwab U.S. Aggregate Bond ETF, $0.14 and $0.15, respectively, for Schwab 1-5 Year Corporate Bond ETF, $0.14 and $0.15, respectively, and for Schwab 5-10 Year Corporate Bond ETF, $0.14 and $0.15, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$62.83	$62.06	$56.57	$53.27	$55.39	$54.84
Income (loss) from investment operations:
Net investment income (loss)[1]	2.11	2.93	0.81	1.21	1.51	1.17
Net realized and unrealized gains (losses)	(7.63)	0.60	5.37	3.23	(2.23)	0.43
Total from investment operations	(5.52)	3.53	6.18	4.44	(0.72)	1.60
Less distributions:
Distributions from net investment income	(1.50)	(2.76)	(0.69)	(1.14)	(1.40)	(1.05)
Net asset value at end of period	$55.81	$62.83	$62.06	$56.57	$53.27	$55.39
Total return	(8.88%) [2]	5.80%	10.94%	8.36%	(1.31%)	2.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.05% [4]
Net investment income (loss)	7.09% [3]	4.69%	1.36%	2.18%	2.80%	2.13%
Portfolio turnover rate[5]	8% [2]	19%	23%	20%	17%	19%
Net assets, end of period (x 1,000,000)	$15,768	$21,304	$14,090	$8,734	$5,779	$2,880

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/23	610,335,928	621,398,322
0.63%, 01/15/24	580,974,545	590,786,560
0.50%, 04/15/24	326,230,084	330,900,387
0.13%, 07/15/24	527,496,896	532,828,085
0.13%, 10/15/24	470,536,961	473,542,097
0.25%, 01/15/25	482,389,961	485,265,941
2.38%, 01/15/25	328,797,281	348,612,548
0.13%, 04/15/25	385,447,684	385,598,278
0.38%, 07/15/25	528,966,649	534,174,992
0.13%, 10/15/25	468,948,056	468,921,574
0.63%, 01/15/26	445,360,175	450,666,156
2.00%, 01/15/26	212,204,322	224,942,727
0.13%, 04/15/26	362,339,181	359,018,310
0.13%, 07/15/26	443,896,252	440,397,910
0.13%, 10/15/26	501,252,577	496,676,683
0.38%, 01/15/27	413,362,661	411,988,263
2.38%, 01/15/27	205,169,867	222,980,390
0.13%, 04/15/27	512,194,919	504,211,418
0.38%, 07/15/27	455,732,321	454,318,826
0.50%, 01/15/28	465,409,722	462,386,979
1.75%, 01/15/28	192,888,102	204,761,399
3.63%, 04/15/28	198,065,855	231,432,649
0.75%, 07/15/28	405,137,464	408,428,639
0.88%, 01/15/29	347,489,380	350,727,160
2.50%, 01/15/29	178,112,078	198,189,667
3.88%, 04/15/29	234,583,742	283,220,302
0.25%, 07/15/29	410,625,555	398,351,120
0.13%, 01/15/30	463,762,179	442,681,118
0.13%, 07/15/30	513,521,509	489,758,060
0.13%, 01/15/31	531,503,622	505,533,383
0.13%, 07/15/31	543,444,131	517,005,155
0.13%, 01/15/32	592,772,146	562,412,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	82,500,268	103,145,901
2.13%, 02/15/40	107,975,907	126,157,948
2.13%, 02/15/41	155,690,487	180,968,885
0.75%, 02/15/42	252,356,645	230,830,509
0.63%, 02/15/43	198,166,236	175,233,445
1.38%, 02/15/44	272,565,986	278,896,653
0.75%, 02/15/45	300,023,944	269,303,313
1.00%, 02/15/46	154,481,302	146,446,915
0.88%, 02/15/47	189,321,757	175,066,603
1.00%, 02/15/48	137,648,049	131,363,684
1.00%, 02/15/49	128,933,561	124,139,644
0.25%, 02/15/50	194,871,818	153,851,499
0.13%, 02/15/51	196,132,404	151,256,551
0.13%, 02/15/52	118,024,665	91,942,422
Total Treasuries (Cost $17,351,646,860)		15,730,721,917

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (a)	1,137,973	1,137,973
Total Short-Term Investments (Cost $1,137,973)		1,137,973
Total Investments in Securities (Cost $17,352,784,833)		15,731,859,890

(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$15,730,721,917	$—	$15,730,721,917
Short-Term Investments[1]	1,137,973	—	—	1,137,973
Total	$1,137,973	$15,730,721,917	$—	$15,731,859,890

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $17,352,784,833)		$15,731,859,890
Receivables:
Investments sold		238,136,788
Interest		37,991,075
Dividends	+	17,249
Total assets		16,008,005,002
Liabilities
Payables:
Investments bought		236,704,062
Fund shares redeemed		2,790,270
Management fees		649,660
Due to custodian	+	4,851
Total liabilities		240,148,843
Net assets		$15,767,856,159
Net Assets by Source
Capital received from investors		$17,262,707,130
Total distributable loss	+	(1,494,850,971)
Net assets		$15,767,856,159

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,767,856,159		282,550,000		$55.81

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$672,470,530
Dividends received from securities - unaffiliated	+	25,806
Total investment income		672,496,336
Expenses
Management fees		4,708,436
Total expenses	–	4,708,436
Net investment income		667,787,900
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(121,587,531)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	89,428,543
Net realized losses		(32,158,988)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(2,367,889,154)
Net realized and unrealized losses		(2,400,048,142)
Decrease in net assets resulting from operations		($1,732,260,242)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$667,787,900	$856,417,676
Net realized gains (losses)		(32,158,988)	439,588,857
Net change in unrealized appreciation (depreciation)	+	(2,367,889,154)	(200,941,689)
Increase (decrease) in net assets resulting from operations		($1,732,260,242)	$1,095,064,844
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($457,432,840)	($852,013,180)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		92,500,000	$5,527,695,769	203,700,000	$12,711,611,994
Shares redeemed	+	(149,000,000)	(8,873,875,138)	(91,700,000)	(5,740,942,233)
Net transactions in fund shares		(56,500,000)	($3,346,179,369)	112,000,000	$6,970,669,761
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		339,050,000	$21,303,728,610	227,050,000	$14,090,007,185
Total increase (decrease)	+	(56,500,000)	(5,535,872,451)	112,000,000	7,213,721,425
End of period		282,550,000	$15,767,856,159	339,050,000	$21,303,728,610

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$50.84	$51.39	$50.48	$49.88	$50.03	$50.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.21	0.65	1.14	0.94	0.57
Net realized and unrealized gains (losses)	(1.69)	(0.55)	0.91	0.60	(0.20) [2]	(0.39)
Total from investment operations	(1.53)	(0.34)	1.56	1.74	0.74	0.18
Less distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.65)	(1.14)	(0.89)	(0.56)
Net asset value at end of period	$49.20	$50.84	$51.39	$50.48	$49.88	$50.03
Total return	(3.00%) [3]	(0.66%)	3.11%	3.53%	1.50%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.06% [6]	0.06%	0.06%
Net investment income (loss)	0.65% [4]	0.41%	1.26%	2.27%	1.89%	1.13%
Portfolio turnover rate[7]	38% [3]	73%	74%	77%	65%	65%
Net assets, end of period (x 1,000,000)	$8,826	$8,956	$7,508	$5,263	$4,255	$2,181

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
Bonds
6.25%, 08/15/23	18,075,000	18,771,876
7.50%, 11/15/24	9,180,000	10,125,612
7.63%, 02/15/25	8,600,000	9,596,055
Notes
0.13%, 07/15/23	213,104,000	207,006,396
0.13%, 07/31/23	10,323,000	10,016,133
1.25%, 07/31/23	68,141,000	66,932,562
2.75%, 07/31/23	63,946,000	63,818,607
0.13%, 08/15/23	94,758,600	91,810,349
2.50%, 08/15/23	109,234,000	108,711,298
0.13%, 08/31/23	18,247,000	17,661,813
1.38%, 08/31/23	121,142,000	118,972,327
2.75%, 08/31/23	53,133,000	53,024,036
0.13%, 09/15/23	218,893,000	211,650,719
0.25%, 09/30/23	258,732,000	250,292,889
1.38%, 09/30/23	7,477,000	7,334,616
2.88%, 09/30/23	69,877,000	69,831,962
0.13%, 10/15/23	103,008,000	99,352,423
0.38%, 10/31/23	146,243,000	141,350,143
1.63%, 10/31/23	57,942,000	56,951,780
2.88%, 10/31/23	61,611,000	61,558,053
0.25%, 11/15/23	23,383,000	22,536,280
2.75%, 11/15/23	142,921,000	142,535,784
0.50%, 11/30/23	145,269,000	140,369,008
2.13%, 11/30/23	64,943,000	64,213,660
2.88%, 11/30/23	59,786,000	59,724,112
0.13%, 12/15/23	14,690,200	14,100,584
0.75%, 12/31/23	162,050,000	156,796,036
2.25%, 12/31/23	58,687,000	58,076,059
2.63%, 12/31/23	67,609,000	67,286,801
0.13%, 01/15/24	217,701,600	208,457,785
0.88%, 01/31/24	135,671,000	131,304,090
2.25%, 01/31/24	64,487,000	63,774,116
2.50%, 01/31/24	78,958,000	78,387,405
0.13%, 02/15/24	151,909,000	145,159,138
2.75%, 02/15/24	121,804,000	121,413,847
1.50%, 02/29/24	133,682,000	130,548,828
2.13%, 02/29/24	61,041,000	60,227,915
2.38%, 02/29/24	58,428,000	57,888,226
0.25%, 03/15/24	145,689,000	139,121,614
2.13%, 03/31/24	107,475,000	105,925,849
2.25%, 03/31/24	130,405,000	128,777,484
0.38%, 04/15/24	104,960,000	100,222,450
2.00%, 04/30/24	9,119,000	8,962,089
2.25%, 04/30/24	91,806,000	90,635,114
2.50%, 04/30/24	121,259,000	120,224,035
0.25%, 05/15/24	124,263,000	118,129,941
2.50%, 05/15/24	151,952,000	150,637,260
2.00%, 05/31/24	157,257,000	154,437,431
2.50%, 05/31/24	120,792,000	119,725,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 06/15/24	128,485,000	121,867,520
1.75%, 06/30/24	83,312,000	81,330,086
2.00%, 06/30/24	59,418,000	58,307,394
3.00%, 06/30/24	118,000,000	118,076,054
0.38%, 07/15/24	114,568,000	108,691,915
1.75%, 07/31/24	86,364,000	84,221,768
2.13%, 07/31/24	56,999,000	56,019,330
0.38%, 08/15/24	130,796,000	123,745,278
2.38%, 08/15/24	157,288,000	155,254,315
1.25%, 08/31/24	78,361,000	75,511,231
1.88%, 08/31/24	64,058,000	62,561,645
0.38%, 09/15/24	149,937,000	141,532,328
1.50%, 09/30/24	79,696,000	77,108,993
2.13%, 09/30/24	54,465,000	53,469,312
0.63%, 10/15/24	149,176,000	141,361,742
1.50%, 10/31/24	78,875,000	76,216,050
2.25%, 10/31/24	56,416,000	55,472,795
0.75%, 11/15/24	138,242,000	131,092,297
2.25%, 11/15/24	152,895,000	150,374,622
1.50%, 11/30/24	89,947,000	86,788,314
2.13%, 11/30/24	58,811,000	57,604,915
1.00%, 12/15/24	139,943,000	133,290,241
1.75%, 12/31/24	81,461,000	78,963,075
2.25%, 12/31/24	66,173,000	64,963,275
1.13%, 01/15/25	131,176,000	125,109,110
1.38%, 01/31/25	74,978,000	71,920,303
2.50%, 01/31/25	67,104,000	66,233,745
1.50%, 02/15/25	129,821,000	124,790,436
2.00%, 02/15/25	136,683,000	133,217,873
1.13%, 02/28/25	84,383,000	80,328,661
2.75%, 02/28/25	68,700,000	68,222,321
1.75%, 03/15/25	124,365,000	120,255,126
0.50%, 03/31/25	101,681,000	94,912,858
2.63%, 03/31/25	41,300,000	40,890,227
2.63%, 04/15/25	119,009,000	117,730,583
0.38%, 04/30/25	109,190,000	101,350,500
2.88%, 04/30/25	63,626,000	63,367,519
2.13%, 05/15/25	130,864,000	127,689,526
2.75%, 05/15/25	116,768,000	115,883,118
0.25%, 05/31/25	107,171,000	98,907,112
2.88%, 05/31/25	58,021,000	57,783,023
2.88%, 06/15/25	115,000,000	114,555,273
0.25%, 06/30/25	110,000,000	101,290,234
2.75%, 06/30/25	45,000,000	44,655,469
Total Treasuries (Cost $9,063,036,517)		8,797,285,736

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (a)	6,683,113	6,683,113
Total Short-Term Investments (Cost $6,683,113)		6,683,113
Total Investments in Securities (Cost $9,069,719,630)		8,803,968,849

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$8,797,285,736	$—	$8,797,285,736
Short-Term Investments[1]	6,683,113	—	—	6,683,113
Total	$6,683,113	$8,797,285,736	$—	$8,803,968,849

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $9,069,719,630)		$8,803,968,849
Receivables:
Investments sold		372,207,101
Interest		28,262,327
Fund shares sold		7,367,910
Dividends	+	1,265
Total assets		9,211,807,452
Liabilities
Payables:
Investments bought		385,666,973
Management fees		286,836
Due to custodian	+	4,296
Total liabilities		385,958,105
Net assets		$8,825,849,347
Net Assets by Source
Capital received from investors		$9,171,791,705
Total distributable loss	+	(345,942,358)
Net assets		$8,825,849,347

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,825,849,347		179,400,000		$49.20

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$28,724,054
Dividends received from securities - unaffiliated	+	7,142
Total investment income		28,731,196
Expenses
Management fees		1,666,909
Total expenses	–	1,666,909
Net investment income		27,064,287
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(61,740,159)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(15,689,116)
Net realized losses		(77,429,275)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(206,545,684)
Net realized and unrealized losses		(283,974,959)
Decrease in net assets resulting from operations		($256,910,672)

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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$27,064,287	$34,884,979
Net realized gains (losses)		(77,429,275)	32,936,548
Net change in unrealized appreciation (depreciation)	+	(206,545,684)	(127,210,855)
Decrease in net assets from operations		($256,910,672)	($59,389,328)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,128,080)	($34,862,540)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		40,200,000	$2,000,585,228	137,050,000	$7,021,323,331
Shares redeemed	+	(36,950,000)	(1,854,504,681)	(107,000,000)	(5,479,187,668)
Net transactions in fund shares		3,250,000	$146,080,547	30,050,000	$1,542,135,663
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		176,150,000	$8,955,807,552	146,100,000	$7,507,923,757
Total increase (decrease)	+	3,250,000	(129,958,205)	30,050,000	1,447,883,795
End of period		179,400,000	$8,825,849,347	176,150,000	$8,955,807,552

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$56.16	$58.21	$54.97	$52.89	$53.35	$53.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.55	0.94	1.28	1.21	0.89
Net realized and unrealized gains (losses)	(4.75)	(2.04)	3.24	2.07	(0.55) [2]	(0.07)
Total from investment operations	(4.32)	(1.49)	4.18	3.35	0.66	0.82
Less distributions:
Distributions from net investment income	(0.27)	(0.56)	(0.94)	(1.27)	(1.12)	(0.88)
Net asset value at end of period	$51.57	$56.16	$58.21	$54.97	$52.89	$53.35
Total return	(7.70%) [3]	(2.57%)	7.62%	6.38%	1.28%	1.54%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.06% [6]	0.06%	0.06%
Net investment income (loss)	1.64% [4]	0.97%	1.63%	2.35%	2.34%	1.66%
Portfolio turnover rate[7]	26% [3]	56%	51%	38%	41%	30%
Net assets, end of period (x 1,000,000)	$7,072	$3,712	$3,953	$4,736	$3,480	$1,166

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
6.88%, 08/15/25	4,245,000	4,730,522
6.00%, 02/15/26	9,445,000	10,391,714
6.75%, 08/15/26	5,752,000	6,567,166
6.50%, 11/15/26	6,051,000	6,893,649
6.63%, 02/15/27	3,276,000	3,771,495
6.38%, 08/15/27	4,430,000	5,117,861
6.13%, 11/15/27	11,496,000	13,215,909
5.50%, 08/15/28	6,502,000	7,375,960
5.25%, 11/15/28	11,445,000	12,880,990
5.25%, 02/15/29	6,668,000	7,540,570
6.13%, 08/15/29	5,992,000	7,176,356
6.25%, 05/15/30	9,476,000	11,613,282
5.38%, 02/15/31	11,566,000	13,622,579
Notes
0.25%, 07/31/25	67,425,050	61,912,526
2.00%, 08/15/25	106,493,000	103,210,853
0.25%, 08/31/25	5,533,000	5,067,450
2.75%, 08/31/25	55,807,000	55,320,869
0.25%, 09/30/25	7,034,000	6,427,043
3.00%, 09/30/25	46,237,000	46,179,204
0.25%, 10/31/25	163,077,000	148,642,138
3.00%, 10/31/25	30,279,000	30,238,786
2.25%, 11/15/25	88,490,000	86,212,074
0.38%, 11/30/25	10,940,000	9,994,288
2.88%, 11/30/25	37,626,000	37,408,475
0.38%, 12/31/25	160,449,000	146,227,954
2.63%, 12/31/25	36,487,000	35,986,729
0.38%, 01/31/26	90,907,000	82,665,002
2.63%, 01/31/26	41,103,000	40,520,172
1.63%, 02/15/26	79,336,000	75,443,578
0.50%, 02/28/26	91,066,000	83,019,466
2.50%, 02/28/26	42,923,000	42,109,810
0.75%, 03/31/26	158,984,000	146,066,550
2.25%, 03/31/26	38,369,000	37,289,872
0.75%, 04/30/26	12,822,000	11,755,670
2.38%, 04/30/26	30,696,000	29,965,771
1.63%, 05/15/26	76,899,000	72,894,845
0.75%, 05/31/26	89,111,000	81,543,527
2.13%, 05/31/26	36,179,000	34,957,959
0.88%, 06/30/26	69,755,000	64,043,809
1.88%, 06/30/26	35,636,000	34,089,453
0.63%, 07/31/26	84,912,000	77,014,521
1.88%, 07/31/26	36,121,000	34,509,665
1.50%, 08/15/26	74,361,000	69,849,960
0.75%, 08/31/26	91,370,000	83,171,684
1.38%, 08/31/26	35,699,000	33,372,987
0.88%, 09/30/26	85,098,000	77,731,704
1.63%, 09/30/26	26,855,000	25,337,063
1.13%, 10/31/26	86,208,000	79,469,633
1.63%, 10/31/26	33,841,000	31,879,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 11/15/26	73,637,000	70,421,135
1.25%, 11/30/26	14,340,000	13,280,745
1.63%, 11/30/26	31,151,000	29,319,662
1.25%, 12/31/26	158,806,000	146,808,704
1.75%, 12/31/26	32,673,000	30,898,958
1.50%, 01/31/27	112,326,000	104,884,403
2.25%, 02/15/27	68,583,000	66,142,409
1.13%, 02/28/27	19,848,000	18,188,056
1.88%, 02/28/27	78,469,000	74,499,572
0.63%, 03/31/27	29,798,000	26,600,535
2.50%, 03/31/27	87,916,000	85,793,653
0.50%, 04/30/27	46,158,000	40,858,845
2.75%, 04/30/27	69,141,000	68,217,320
2.38%, 05/15/27	81,646,000	79,053,102
0.50%, 05/31/27	45,386,000	40,086,830
2.63%, 05/31/27	66,774,000	65,519,379
0.50%, 06/30/27	53,638,000	47,281,059
3.25%, 06/30/27	70,000,000	70,694,532
0.38%, 07/31/27	65,730,000	57,459,831
2.25%, 08/15/27	64,592,000	62,041,120
0.50%, 08/31/27	55,847,000	49,016,650
0.38%, 09/30/27	72,097,000	62,718,758
0.50%, 10/31/27	71,756,000	62,699,608
2.25%, 11/15/27	63,986,000	61,356,575
0.63%, 11/30/27	75,973,000	66,728,629
0.63%, 12/31/27	84,680,000	74,214,081
0.75%, 01/31/28	91,421,000	80,539,758
2.75%, 02/15/28	87,348,000	85,829,646
1.13%, 02/29/28	93,632,000	84,210,280
1.25%, 03/31/28	81,659,000	73,789,752
1.25%, 04/30/28	91,012,000	82,120,554
2.88%, 05/15/28	97,163,000	96,054,735
1.25%, 05/31/28	93,954,000	84,650,352
1.25%, 06/30/28	84,641,000	76,153,756
1.00%, 07/31/28	91,798,000	81,212,543
2.88%, 08/15/28	98,418,000	97,233,908
1.13%, 08/31/28	91,261,000	81,236,550
1.25%, 09/30/28	92,307,000	82,690,485
1.38%, 10/31/28	86,590,000	78,086,592
3.13%, 11/15/28	86,347,000	86,539,257
1.50%, 11/30/28	85,938,000	78,055,874
1.38%, 12/31/28	82,585,000	74,449,088
1.75%, 01/31/29	79,995,000	73,776,639
2.63%, 02/15/29	87,097,000	84,810,704
1.88%, 02/28/29	75,452,000	70,158,571
2.38%, 03/31/29	71,271,000	68,247,551
2.88%, 04/30/29	64,856,000	64,116,236
2.38%, 05/15/29	74,313,000	71,212,755
2.75%, 05/31/29	60,311,000	59,147,186
3.25%, 06/30/29	60,000,000	60,717,188
1.63%, 08/15/29	68,421,000	62,311,219
1.75%, 11/15/29	50,962,000	46,777,542
1.50%, 02/15/30	88,680,000	79,673,438

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 05/15/30	115,768,000	96,575,836
0.63%, 08/15/30	157,678,000	130,761,873
0.88%, 11/15/30	163,767,000	138,293,556
1.13%, 02/15/31	153,627,000	132,023,203
1.63%, 05/15/31	157,231,000	140,500,639
1.25%, 08/15/31	171,699,000	147,822,108
1.38%, 11/15/31	162,415,000	140,895,012
1.88%, 02/15/32	158,309,000	143,430,428
2.88%, 05/15/32	102,798,000	101,665,616
Total Treasuries (Cost $7,391,924,427)		7,042,983,004

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (a)	5,450,486	5,450,486
Total Short-Term Investments (Cost $5,450,486)		5,450,486
Total Investments in Securities (Cost $7,397,374,913)		7,048,433,490

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$7,042,983,004	$—	$7,042,983,004
Short-Term Investments[1]	5,450,486	—	—	5,450,486
Total	$5,450,486	$7,042,983,004	$—	$7,048,433,490

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,397,374,913)		$7,048,433,490
Receivables:
Investments sold		174,865,939
Interest		26,486,050
Dividends	+	3,130
Total assets		7,249,788,609
Liabilities
Payables:
Investments bought		177,085,389
Management fees	+	239,120
Total liabilities		177,324,509
Net assets		$7,072,464,100
Net Assets by Source
Capital received from investors		$7,526,666,612
Total distributable loss	+	(454,202,512)
Net assets		$7,072,464,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,072,464,100		137,150,000		$51.57

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$42,631,883
Dividends received from securities - unaffiliated	+	12,784
Total investment income		42,644,667
Expenses
Management fees		1,012,897
Total expenses	–	1,012,897
Net investment income		41,631,770
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(72,688,299)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(15,533,863)
Net realized losses		(88,222,162)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(301,115,415)
Net realized and unrealized losses		(389,337,577)
Decrease in net assets resulting from operations		($347,705,807)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$41,631,770	$36,405,306
Net realized gains (losses)		(88,222,162)	29,699,817
Net change in unrealized appreciation (depreciation)	+	(301,115,415)	(174,720,996)
Decrease in net assets from operations		($347,705,807)	($108,615,873)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,348,250)	($36,438,300)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		101,300,000	$5,296,059,390	51,000,000	$2,902,018,922
Shares redeemed	+	(30,250,000)	(1,558,538,680)	(52,800,000)	(2,997,677,163)
Net transactions in fund shares		71,050,000	$3,737,520,710	(1,800,000)	($95,658,241)
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,100,000	$3,711,997,447	67,900,000	$3,952,709,861
Total increase (decrease)	+	71,050,000	3,360,466,653	(1,800,000)	(240,712,414)
End of period		137,150,000	$7,072,464,100	66,100,000	$3,711,997,447

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.26	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.49	0.86	0.86	0.22
Net realized and unrealized gains (losses)	(11.21)	(3.60)	7.50	(2.67)
Total from investment operations	(10.72)	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.38)	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$40.16	$51.26	$54.87	$47.34
Total return	(20.99%) [3]	(4.96%)	17.64%	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.06% [4,6]
Net investment income (loss)	2.23% [4]	1.70%	1.55%	2.07% [4]
Portfolio turnover rate[7]	24% [3]	68%	45%	3% [3]
Net assets, end of period (x 1,000)	$86,345	$99,948	$90,535	$18,935

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
Bonds
4.50%, 02/15/36	375,200	441,534
4.75%, 02/15/37	223,000	269,482
5.00%, 05/15/37	288,000	356,152
4.38%, 02/15/38	303,000	352,924
4.50%, 05/15/38	342,900	404,622
3.50%, 02/15/39	351,500	367,537
4.25%, 05/15/39	521,400	596,107
4.50%, 08/15/39	557,100	655,637
4.38%, 11/15/39	599,300	692,894
4.63%, 02/15/40	603,900	719,396
1.13%, 05/15/40	1,808,200	1,259,948
4.38%, 05/15/40	584,600	674,391
1.13%, 08/15/40	2,208,100	1,526,522
3.88%, 08/15/40	581,000	626,845
1.38%, 11/15/40	2,457,600	1,770,816
4.25%, 11/15/40	577,000	652,506
1.88%, 02/15/41	2,976,600	2,336,166
4.75%, 02/15/41	611,700	737,433
2.25%, 05/15/41	2,565,000	2,140,773
4.38%, 05/15/41	564,800	647,402
1.75%, 08/15/41	3,360,000	2,556,487
3.75%, 08/15/41	571,400	600,863
2.00%, 11/15/41	2,824,800	2,243,950
3.13%, 11/15/41	600,000	576,281
2.38%, 02/15/42	2,285,500	1,938,211
3.13%, 02/15/42	635,000	608,459
3.00%, 05/15/42	590,600	553,872
3.25%, 05/15/42	1,389,400	1,356,402
2.75%, 08/15/42	690,100	619,365
2.75%, 11/15/42	1,000,600	896,553
3.13%, 02/15/43	858,500	816,313
2.88%, 05/15/43	1,357,900	1,238,978
3.63%, 08/15/43	975,000	1,001,279
3.75%, 11/15/43	991,800	1,038,058
3.63%, 02/15/44	1,056,300	1,084,275
3.38%, 05/15/44	979,200	967,189
3.13%, 08/15/44	1,260,900	1,195,589
3.00%, 11/15/44	1,103,500	1,023,324
2.50%, 02/15/45	1,464,900	1,243,906
3.00%, 05/15/45	716,600	665,318
2.88%, 08/15/45	975,600	887,034
3.00%, 11/15/45	576,100	535,863
2.50%, 02/15/46	1,185,600	1,006,371
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	1,200,900	1,018,889
2.25%, 08/15/46	1,482,300	1,196,262
2.88%, 11/15/46	668,100	609,537
3.00%, 02/15/47	1,319,700	1,233,095
3.00%, 05/15/47	1,016,800	951,105
2.75%, 08/15/47	1,450,700	1,297,923
2.75%, 11/15/47	1,462,200	1,310,268
3.00%, 02/15/48	1,672,100	1,576,085
3.13%, 05/15/48	1,795,000	1,737,364
3.00%, 08/15/48	1,966,600	1,859,052
3.38%, 11/15/48	2,016,600	2,050,157
3.00%, 02/15/49	2,123,200	2,024,836
2.88%, 05/15/49	2,074,800	1,935,561
2.25%, 08/15/49	1,952,900	1,603,209
2.38%, 11/15/49	1,833,900	1,549,502
2.00%, 02/15/50	2,305,000	1,787,636
1.25%, 05/15/50	2,677,800	1,704,587
1.38%, 08/15/50	3,018,400	1,987,899
1.63%, 11/15/50	2,986,800	2,101,494
1.88%, 02/15/51	3,331,000	2,500,072
2.38%, 05/15/51	3,356,600	2,834,754
2.00%, 08/15/51	3,321,200	2,568,222
1.88%, 11/15/51	3,091,400	2,320,965
2.25%, 02/15/52	2,823,700	2,324,479
2.88%, 05/15/52	1,837,200	1,735,293
Total Treasuries (Cost $102,453,873)		85,701,273

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (a)	5,150	5,150
Total Short-Term Investments (Cost $5,150)		5,150
Total Investments in Securities (Cost $102,459,023)		85,706,423

(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$85,701,273	$—	$85,701,273
Short-Term Investments[1]	5,150	—	—	5,150
Total	$5,150	$85,701,273	$—	$85,706,423

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $102,459,023)		$85,706,423
Receivables:
Fund shares sold		2,008,002
Investments sold		1,406,398
Interest		631,137
Dividends	+	20
Total assets		89,751,980
Liabilities
Payables:
Investments bought		3,404,363
Management fees	+	3,009
Total liabilities		3,407,372
Net assets		$86,344,608
Net Assets by Source
Capital received from investors		$111,803,317
Total distributable loss	+	(25,458,709)
Net assets		$86,344,608

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$86,344,608		2,150,000		$40.16

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$930,705
Dividends received from securities - unaffiliated	+	228
Total investment income		930,933
Expenses
Management fees		16,393
Total expenses	–	16,393
Net investment income		914,540
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(4,485,339)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(713,369)
Net realized losses		(5,198,708)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(15,519,165)
Net realized and unrealized losses		(20,717,873)
Decrease in net assets resulting from operations		($19,803,333)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$914,540	$1,498,221
Net realized losses		(5,198,708)	(6,707,595)
Net change in unrealized appreciation (depreciation)	+	(15,519,165)	(1,537,862)
Decrease in net assets from operations		($19,803,333)	($6,747,236)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($706,775)	($1,504,385)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,350,000	$56,390,189	2,200,000	$112,232,468
Shares redeemed	+	(1,150,000)	(49,483,180)	(1,900,000)	(94,568,490)
Net transactions in fund shares		200,000	$6,907,009	300,000	$17,663,978
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,950,000	$99,947,707	1,650,000	$90,535,350
Total increase (decrease)	+	200,000	(13,603,099)	300,000	9,412,357
End of period		2,150,000	$86,344,608	1,950,000	$99,947,707

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$53.91	$56.05	$53.43	$50.59	$52.07	$51.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.96	1.19	1.43	1.35	1.18
Net realized and unrealized gains (losses)	(6.03)	(1.93)	2.79	2.90	(1.42)	0.59
Total from investment operations	(5.51)	(0.97)	3.98	4.33	(0.07)	1.77
Less distributions:
Distributions from net investment income	(0.48)	(1.17)	(1.36)	(1.49)	(1.41)	(1.25)
Net asset value at end of period	$47.92	$53.91	$56.05	$53.43	$50.59	$52.07
Total return	(10.27%) [2]	(1.74%)	7.50%	8.64%	(0.09%)	3.46%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.07% [3]	1.76%	2.14%	2.71%	2.67%	2.26%
Portfolio turnover rate[4,5]	22% [2]	48%	68%	63%	71%	101%
Net assets, end of period (x 1,000,000)	$7,518	$9,074	$8,733	$7,384	$5,545	$4,926

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[5]	Includes to-be-announced (TBA) transactions. (See financial note 2)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.7% OF NET ASSETS

Financial Institutions 7.8%
Banking 5.4%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	450,000	435,361
3.88%, 05/21/24 (a)	250,000	247,668
5.13%, 09/30/24	400,000	404,896
4.63%, 03/30/25	150,000	149,325
5.80%, 05/01/25 (a)	250,000	255,948
8.00%, 11/01/31	900,000	997,592
American Express Co.
3.70%, 08/03/23 (a)	675,000	677,572
0.75%, 11/03/23	250,000	242,130
3.40%, 02/22/24 (a)	475,000	474,002
2.50%, 07/30/24 (a)	550,000	536,266
3.00%, 10/30/24 (a)	800,000	785,896
2.25%, 03/04/25 (a)	575,000	553,748
4.20%, 11/06/25 (a)	400,000	406,592
3.13%, 05/20/26 (a)	50,000	48,604
1.65%, 11/04/26 (a)	250,000	226,783
2.55%, 03/04/27 (a)	575,000	536,394
3.30%, 05/03/27 (a)	700,000	673,904
4.05%, 05/03/29 (a)	300,000	294,891
4.99%, 05/26/33 (a)(b)	250,000	250,245
4.05%, 12/03/42	150,000	137,370
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	400,000	386,704
1.13%, 09/18/25	400,000	363,168
Banco Santander S.A.
3.89%, 05/24/24	600,000	597,672
2.71%, 06/27/24	600,000	586,416
2.75%, 05/28/25	600,000	569,814
5.18%, 11/19/25	400,000	401,668
4.25%, 04/11/27	400,000	386,368
1.72%, 09/14/27 (a)(b)	200,000	173,812
3.80%, 02/23/28	400,000	374,964
4.18%, 03/24/28 (a)(b)	400,000	382,552
4.38%, 04/12/28	400,000	385,036
3.31%, 06/27/29	400,000	363,824
3.49%, 05/28/30	400,000	354,660
2.75%, 12/03/30	600,000	477,444
2.96%, 03/25/31	200,000	167,922
3.23%, 11/22/32 (a)(b)	400,000	319,500
Bank of America Corp.
4.10%, 07/24/23	600,000	605,772
4.13%, 01/22/24	750,000	758,617
4.00%, 04/01/24	850,000	857,412
3.86%, 07/23/24 (a)(b)	750,000	746,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/26/24	950,000	952,669
0.81%, 10/24/24 (a)(b)	400,000	381,772
4.00%, 01/22/25	875,000	872,147
1.84%, 02/04/25 (a)(b)	250,000	241,208
3.46%, 03/15/25 (a)(b)	750,000	740,542
3.95%, 04/21/25	800,000	791,200
0.98%, 04/22/25 (a)(b)	500,000	470,440
3.84%, 04/25/25 (a)(b)	600,000	598,326
3.88%, 08/01/25	850,000	847,917
0.98%, 09/25/25 (a)(b)	750,000	695,730
3.09%, 10/01/25 (a)(b)	750,000	727,530
2.46%, 10/22/25 (a)(b)	850,000	811,053
1.53%, 12/06/25 (a)(b)	250,000	232,703
3.37%, 01/23/26 (a)(b)	500,000	484,265
2.02%, 02/13/26 (a)(b)	450,000	421,366
4.45%, 03/03/26	700,000	698,670
3.38%, 04/02/26 (a)(b)	500,000	484,810
3.50%, 04/19/26	1,050,000	1,023,750
1.32%, 06/19/26 (a)(b)	350,000	318,479
6.22%, 09/15/26	100,000	105,350
4.25%, 10/22/26	700,000	690,823
1.20%, 10/24/26 (a)(b)	700,000	627,732
1.66%, 03/11/27 (a)(b)	500,000	449,920
3.56%, 04/23/27 (a)(b)	1,000,000	959,330
1.73%, 07/22/27 (a)(b)	1,700,000	1,515,805
3.25%, 10/21/27 (a)	1,000,000	943,970
4.18%, 11/25/27 (a)	650,000	632,768
3.82%, 01/20/28 (a)(b)	850,000	815,753
3.71%, 04/24/28 (a)(b)	500,000	476,925
4.38%, 04/27/28 (a)(b)	750,000	739,410
3.59%, 07/21/28 (a)(b)	850,000	803,165
3.42%, 12/20/28 (a)(b)	1,850,000	1,723,885
3.97%, 03/05/29 (a)(b)	1,000,000	954,550
2.09%, 06/14/29 (a)(b)	750,000	643,267
4.27%, 07/23/29 (a)(b)	1,000,000	962,200
3.97%, 02/07/30 (a)(b)	950,000	895,413
3.19%, 07/23/30 (a)(b)	800,000	717,280
2.88%, 10/22/30 (a)(b)	600,000	525,564
2.50%, 02/13/31 (a)(b)	1,200,000	1,016,628
2.59%, 04/29/31 (a)(b)	1,060,000	900,915
1.90%, 07/23/31 (a)(b)	900,000	721,053
1.92%, 10/24/31 (a)(b)	950,000	758,413
2.65%, 03/11/32 (a)(b)	750,000	631,342
2.69%, 04/22/32 (a)(b)	1,500,000	1,261,020
2.30%, 07/21/32 (a)(b)	1,250,000	1,010,700
2.57%, 10/20/32 (a)(b)	1,000,000	825,780
2.97%, 02/04/33 (a)(b)	1,000,000	852,810
4.57%, 04/27/33 (a)(b)	1,000,000	974,080
2.48%, 09/21/36 (a)(b)	250,000	194,575
6.11%, 01/29/37	650,000	706,615
3.85%, 03/08/37 (a)(b)	500,000	433,130

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.24%, 04/24/38 (a)(b)	250,000	230,583
7.75%, 05/14/38	500,000	618,840
4.08%, 04/23/40 (a)(b)	550,000	486,508
2.68%, 06/19/41 (a)(b)	1,650,000	1,193,362
5.88%, 02/07/42	450,000	486,072
3.31%, 04/22/42 (a)(b)	1,150,000	907,729
5.00%, 01/21/44	450,000	441,324
4.88%, 04/01/44	200,000	193,560
4.75%, 04/21/45	200,000	182,204
4.44%, 01/20/48 (a)(b)	600,000	549,144
3.95%, 01/23/49 (a)(b)	350,000	301,182
4.33%, 03/15/50 (a)(b)	900,000	810,594
4.08%, 03/20/51 (a)(b)	1,700,000	1,467,372
2.83%, 10/24/51 (a)(b)	350,000	242,802
3.48%, 03/13/52 (a)(b)	300,000	236,184
2.97%, 07/21/52 (a)(b)	700,000	501,284
Bank of America NA
6.00%, 10/15/36	350,000	384,885
Bank of Montreal
0.40%, 09/15/23	400,000	387,036
0.45%, 12/08/23	350,000	335,857
3.30%, 02/05/24	650,000	648,654
2.15%, 03/08/24	400,000	391,608
2.50%, 06/28/24	400,000	390,976
1.50%, 01/10/25	500,000	471,870
1.85%, 05/01/25	475,000	449,445
3.70%, 06/07/25	400,000	396,496
1.25%, 09/15/26	400,000	354,788
0.95%, 01/22/27 (a)(b)	300,000	267,429
2.65%, 03/08/27	300,000	278,520
4.34%, 10/05/28 (a)(b)	300,000	299,925
3.80%, 12/15/32 (a)(b)	429,000	399,047
3.09%, 01/10/37 (a)(b)	400,000	327,892
Bank of New York Mellon Corp.
3.45%, 08/11/23	250,000	250,880
2.20%, 08/16/23 (a)	500,000	494,910
0.35%, 12/07/23 (a)	150,000	144,572
3.65%, 02/04/24 (a)	150,000	150,576
3.25%, 09/11/24 (a)	350,000	347,753
2.10%, 10/24/24	445,000	431,272
0.85%, 10/25/24 (a)	250,000	235,548
3.00%, 02/24/25 (a)	350,000	343,494
1.60%, 04/24/25 (a)	550,000	517,627
3.43%, 06/13/25 (a)(b)	400,000	397,160
3.95%, 11/18/25 (a)	550,000	551,919
0.75%, 01/28/26 (a)	150,000	135,248
2.45%, 08/17/26 (a)	300,000	283,953
2.05%, 01/26/27 (a)	250,000	229,910
3.25%, 05/16/27 (a)	300,000	291,345
3.40%, 01/29/28 (a)	250,000	239,783
3.44%, 02/07/28 (a)(b)	300,000	289,974
3.85%, 04/28/28	100,000	97,762
1.65%, 07/14/28 (a)	100,000	86,867
3.00%, 10/30/28 (a)	225,000	206,550
3.30%, 08/23/29 (a)	300,000	277,818
1.80%, 07/28/31 (a)	400,000	324,920
4.29%, 06/13/33 (a)(b)	250,000	245,303
Bank of Nova Scotia
3.40%, 02/11/24	650,000	648,128
0.70%, 04/15/24	400,000	379,264
1.45%, 01/10/25	500,000	473,110
2.20%, 02/03/25	400,000	383,288
3.45%, 04/11/25	500,000	493,470
1.30%, 06/11/25	550,000	510,779
4.50%, 12/16/25	600,000	601,014
1.05%, 03/02/26	350,000	312,788
1.35%, 06/24/26	250,000	224,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/03/26	650,000	614,256
1.95%, 02/02/27	250,000	226,135
2.95%, 03/11/27	250,000	235,398
2.15%, 08/01/31	200,000	163,788
2.45%, 02/02/32	300,000	249,477
4.59%, 05/04/37 (a)(b)	350,000	322,578
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	113,093
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	202,024
5.13%, 06/11/30 (a)	100,000	96,281
Barclays Bank PLC
3.75%, 05/15/24	200,000	199,164
Barclays PLC
4.38%, 09/11/24	200,000	199,202
1.01%, 12/10/24 (a)(b)	250,000	237,450
3.65%, 03/16/25	800,000	783,432
3.93%, 05/07/25 (a)(b)	700,000	689,675
4.38%, 01/12/26	900,000	890,199
2.85%, 05/07/26 (a)(b)	400,000	378,216
5.20%, 05/12/26	700,000	698,733
2.28%, 11/24/27 (a)(b)	400,000	355,140
4.34%, 01/10/28 (a)	400,000	382,708
4.84%, 05/09/28 (a)	650,000	626,450
4.97%, 05/16/29 (a)(b)	550,000	540,479
5.09%, 06/20/30 (a)(b)	500,000	474,225
2.65%, 06/24/31 (a)(b)	200,000	166,332
2.67%, 03/10/32 (a)(b)	350,000	282,601
2.89%, 11/24/32 (a)(b)	400,000	322,544
3.56%, 09/23/35 (a)(b)	350,000	278,114
3.81%, 03/10/42 (a)(b)	300,000	228,081
3.33%, 11/24/42 (a)(b)	300,000	224,217
5.25%, 08/17/45	500,000	484,145
4.95%, 01/10/47	400,000	380,688
BNP Paribas S.A.
4.25%, 10/15/24	300,000	299,436
BPCE S.A.
4.00%, 04/15/24	500,000	499,075
3.38%, 12/02/26	250,000	239,490
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	450,000	450,702
0.50%, 12/14/23	300,000	287,424
3.10%, 04/02/24	250,000	247,480
2.25%, 01/28/25	400,000	384,028
3.30%, 04/07/25	400,000	392,764
0.95%, 10/23/25	200,000	181,520
3.45%, 04/07/27	300,000	287,925
3.60%, 04/07/32 (a)	300,000	272,688
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	325,000	309,091
Capital One Financial Corp.
3.90%, 01/29/24 (a)	250,000	250,068
3.75%, 04/24/24 (a)	200,000	199,442
3.30%, 10/30/24 (a)	700,000	684,040
1.34%, 12/06/24 (a)(b)	250,000	239,670
3.20%, 02/05/25 (a)	500,000	486,345
4.17%, 05/09/25 (a)(b)	300,000	295,851
4.20%, 10/29/25 (a)	550,000	542,580
2.64%, 03/03/26 (a)(b)	400,000	378,268
3.75%, 07/28/26 (a)	500,000	478,760
3.75%, 03/09/27 (a)	250,000	239,468
3.65%, 05/11/27 (a)	250,000	238,343
1.88%, 11/02/27 (a)(b)	200,000	175,370
3.80%, 01/31/28 (a)	550,000	518,661
4.93%, 05/10/28 (a)(b)	300,000	297,474
3.27%, 03/01/30 (a)(b)	400,000	354,796

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.36%, 07/29/32 (a)(b)	325,000	247,601
2.62%, 11/02/32 (a)(b)	200,000	160,850
5.27%, 05/10/33 (a)(b)	350,000	344,320
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	240,078
Citibank NA
3.65%, 01/23/24 (a)	850,000	853,510
Citigroup, Inc.
3.88%, 10/25/23	350,000	353,563
3.75%, 06/16/24	200,000	201,156
4.00%, 08/05/24	250,000	250,000
0.78%, 10/30/24 (a)(b)	500,000	477,100
3.88%, 03/26/25	350,000	345,916
3.35%, 04/24/25 (a)(b)	800,000	784,928
3.30%, 04/27/25	765,000	754,282
0.98%, 05/01/25 (a)(b)	600,000	562,248
4.14%, 05/24/25 (a)(b)	350,000	348,968
4.40%, 06/10/25	750,000	749,722
5.50%, 09/13/25	450,000	463,306
3.70%, 01/12/26	850,000	834,972
4.60%, 03/09/26	450,000	451,552
3.29%, 03/17/26 (a)(b)	400,000	387,680
3.11%, 04/08/26 (a)(b)	1,350,000	1,298,875
3.40%, 05/01/26	700,000	677,887
3.20%, 10/21/26 (a)	1,100,000	1,047,695
4.30%, 11/20/26	350,000	345,937
1.12%, 01/28/27 (a)(b)	600,000	530,484
1.46%, 06/09/27 (a)(b)	800,000	707,520
4.45%, 09/29/27	1,200,000	1,180,968
3.89%, 01/10/28 (a)(b)	1,050,000	1,009,564
6.63%, 01/15/28	350,000	385,112
3.07%, 02/24/28 (a)(b)	500,000	464,130
4.66%, 05/24/28 (a)(b)	300,000	297,948
3.67%, 07/24/28 (a)(b)	900,000	851,274
4.13%, 07/25/28	650,000	624,331
3.52%, 10/27/28 (a)(b)	900,000	841,311
4.08%, 04/23/29 (a)(b)	300,000	285,528
3.98%, 03/20/30 (a)(b)	950,000	889,694
2.98%, 11/05/30 (a)(b)	900,000	786,951
2.67%, 01/29/31 (a)(b)	750,000	637,732
4.41%, 03/31/31 (a)(b)	1,350,000	1,293,570
2.57%, 06/03/31 (a)(b)	1,200,000	1,010,208
2.56%, 05/01/32 (a)(b)	750,000	618,952
6.63%, 06/15/32	300,000	328,446
2.52%, 11/03/32 (a)(b)	600,000	487,302
3.06%, 01/25/33 (a)(b)	750,000	637,545
5.88%, 02/22/33	150,000	155,928
3.79%, 03/17/33 (a)(b)	500,000	452,125
4.91%, 05/24/33 (a)(b)	700,000	691,488
6.00%, 10/31/33	350,000	368,767
3.88%, 01/24/39 (a)(b)	300,000	260,301
8.13%, 07/15/39	550,000	723,431
5.32%, 03/26/41 (a)(b)	600,000	606,096
5.88%, 01/30/42	400,000	428,040
2.90%, 11/03/42 (a)(b)	250,000	182,855
6.68%, 09/13/43	300,000	342,690
5.30%, 05/06/44	250,000	244,733
4.65%, 07/30/45	200,000	183,082
4.75%, 05/18/46	650,000	584,779
4.28%, 04/24/48 (a)(b)	300,000	269,553
4.65%, 07/23/48 (a)	800,000	746,952
Citizens Bank NA
4.12%, 05/23/25 (a)(b)	250,000	249,380
3.75%, 02/18/26 (a)	100,000	98,326
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	149,132
2.85%, 07/27/26 (a)	150,000	140,696
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/06/30 (a)	200,000	168,902
3.25%, 04/30/30 (a)	300,000	266,649
2.64%, 09/30/32 (a)	250,000	199,773
Comerica Bank
4.00%, 07/27/25	250,000	246,875
Comerica, Inc.
3.70%, 07/31/23 (a)	350,000	349,930
4.00%, 02/01/29 (a)	150,000	145,830
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	238,465
1.38%, 01/10/25	100,000	94,271
3.38%, 05/21/25	700,000	690,564
4.38%, 08/04/25	500,000	495,525
3.75%, 07/21/26	250,000	238,395
5.25%, 05/24/41	350,000	380,398
5.75%, 12/01/43	450,000	474,192
5.25%, 08/04/45	250,000	246,930
Credit Suisse AG
0.52%, 08/09/23	500,000	483,035
0.50%, 02/02/24	250,000	235,953
3.63%, 09/09/24	1,050,000	1,031,089
3.70%, 02/21/25	400,000	391,652
2.95%, 04/09/25	500,000	478,585
1.25%, 08/07/26	600,000	525,720
Credit Suisse Group AG
3.75%, 03/26/25	750,000	727,725
4.55%, 04/17/26	500,000	489,250
4.88%, 05/15/45	500,000	429,120
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	337,392
Deutsche Bank AG
0.90%, 05/28/24	600,000	563,274
3.70%, 05/30/24	549,000	543,112
2.22%, 09/18/24 (a)(b)	650,000	628,797
1.45%, 04/01/25 (a)(b)	150,000	140,388
3.96%, 11/26/25 (a)(b)	700,000	678,615
4.10%, 01/13/26	550,000	543,604
1.69%, 03/19/26	300,000	269,226
2.13%, 11/24/26 (a)(b)	550,000	489,775
2.31%, 11/16/27 (a)(b)	500,000	431,870
2.55%, 01/07/28 (a)(b)	500,000	432,895
3.55%, 09/18/31 (a)(b)	600,000	502,878
3.04%, 05/28/32 (a)(b)	300,000	237,606
Discover Bank
4.20%, 08/08/23	500,000	501,660
2.45%, 09/12/24 (a)	300,000	288,420
4.68%, 08/09/28 (a)(b)	250,000	243,568
4.65%, 09/13/28 (a)	1,000,000	963,610
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	197,488
3.75%, 03/04/25 (a)	250,000	246,480
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	251,593
3.65%, 01/25/24 (a)	575,000	572,855
2.38%, 01/28/25 (a)	50,000	47,932
2.55%, 05/05/27 (a)	300,000	275,439
1.71%, 11/01/27 (a)(b)	250,000	221,920
3.95%, 03/14/28 (a)	200,000	194,650
8.25%, 03/01/38	350,000	451,279
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	250,748
3.85%, 03/15/26 (a)	300,000	294,351
2.25%, 02/01/27 (a)	50,000	46,340
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	256,095

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	98,379
First Republic Bank
4.38%, 08/01/46 (a)	250,000	226,415
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	200,000	208,220
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	322,623
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	600,000	579,126
3.63%, 02/20/24 (a)	500,000	498,530
4.00%, 03/03/24	1,050,000	1,053,402
3.00%, 03/15/24	500,000	493,770
3.85%, 07/08/24 (a)	700,000	702,163
0.66%, 09/10/24 (a)(b)	500,000	478,955
0.93%, 10/21/24 (a)(b)	500,000	479,040
3.50%, 01/23/25 (a)	900,000	889,713
1.76%, 01/24/25 (a)(b)	500,000	481,470
3.50%, 04/01/25 (a)	1,200,000	1,179,324
3.75%, 05/22/25 (a)	700,000	692,573
3.27%, 09/29/25 (a)(b)	900,000	876,015
4.25%, 10/21/25	600,000	596,928
0.86%, 02/12/26 (a)(b)	150,000	136,685
3.75%, 02/25/26 (a)	350,000	343,784
3.50%, 11/16/26 (a)	900,000	865,539
1.09%, 12/09/26 (a)(b)	750,000	667,432
5.95%, 01/15/27	265,000	277,394
3.85%, 01/26/27 (a)	995,000	962,981
1.43%, 03/09/27 (a)(b)	1,050,000	934,080
1.54%, 09/10/27 (a)(b)	1,000,000	878,580
1.95%, 10/21/27 (a)(b)	1,350,000	1,195,857
2.64%, 02/24/28 (a)(b)	750,000	681,255
3.62%, 03/15/28 (a)(b)	500,000	473,935
3.69%, 06/05/28 (a)(b)	850,000	806,624
3.81%, 04/23/29 (a)(b)	675,000	636,815
4.22%, 05/01/29 (a)(b)	1,050,000	1,010,310
2.60%, 02/07/30 (a)	600,000	512,064
3.80%, 03/15/30 (a)	800,000	741,992
1.99%, 01/27/32 (a)(b)	950,000	752,694
2.62%, 04/22/32 (a)(b)	1,300,000	1,081,366
2.38%, 07/21/32 (a)(b)	1,000,000	810,470
2.65%, 10/21/32 (a)(b)	1,000,000	824,940
6.13%, 02/15/33	200,000	218,114
3.10%, 02/24/33 (a)(b)	1,300,000	1,112,592
6.45%, 05/01/36	200,000	217,502
6.75%, 10/01/37	1,700,000	1,884,450
4.02%, 10/31/38 (a)(b)	700,000	612,675
4.41%, 04/23/39 (a)(b)	500,000	456,705
6.25%, 02/01/41	750,000	831,877
3.21%, 04/22/42 (a)(b)	750,000	574,417
2.91%, 07/21/42 (a)(b)	500,000	366,045
3.44%, 02/24/43 (a)(b)	500,000	394,015
4.80%, 07/08/44 (a)	525,000	495,369
5.15%, 05/22/45	650,000	619,586
4.75%, 10/21/45 (a)	550,000	512,957
HSBC Bank USA NA
5.63%, 08/15/35	250,000	254,035
7.00%, 01/15/39	200,000	237,232
HSBC Holdings PLC
4.25%, 03/14/24	500,000	498,380
0.73%, 08/17/24 (a)(b)	50,000	48,006
1.16%, 11/22/24 (a)(b)	400,000	382,588
3.80%, 03/11/25 (a)(b)	850,000	838,576
0.98%, 05/24/25 (a)(b)	200,000	186,738
4.25%, 08/18/25	400,000	394,712
2.63%, 11/07/25 (a)(b)	500,000	477,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.18%, 12/09/25 (a)(b)	400,000	393,812
4.30%, 03/08/26	1,000,000	991,180
3.00%, 03/10/26 (a)(b)	400,000	381,856
1.65%, 04/18/26 (a)(b)	750,000	688,642
3.90%, 05/25/26	900,000	881,775
2.10%, 06/04/26 (a)(b)	850,000	786,309
4.29%, 09/12/26 (a)(b)	800,000	784,000
4.38%, 11/23/26	550,000	538,857
1.59%, 05/24/27 (a)(b)	750,000	659,977
2.25%, 11/22/27 (a)(b)	400,000	356,668
4.04%, 03/13/28 (a)(b)	800,000	760,896
4.76%, 06/09/28 (a)(b)	600,000	583,842
2.01%, 09/22/28 (a)(b)	650,000	556,582
4.58%, 06/19/29 (a)(b)	950,000	916,465
2.21%, 08/17/29 (a)(b)	650,000	546,702
4.95%, 03/31/30	850,000	840,437
3.97%, 05/22/30 (a)(b)	1,000,000	922,260
2.85%, 06/04/31 (a)(b)	450,000	380,534
2.36%, 08/18/31 (a)(b)	500,000	406,050
7.63%, 05/17/32	187,000	215,817
2.80%, 05/24/32 (a)(b)	800,000	658,056
2.87%, 11/22/32 (a)(b)	600,000	492,174
4.76%, 03/29/33 (a)(b)	400,000	369,656
6.50%, 05/02/36	650,000	692,939
6.50%, 09/15/37	750,000	804,375
6.80%, 06/01/38	300,000	327,135
6.10%, 01/14/42	200,000	221,876
5.25%, 03/14/44	495,000	461,281
HSBC USA, Inc.
3.75%, 05/24/24	250,000	248,838
3.50%, 06/23/24	200,000	198,788
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	242,930
4.00%, 05/15/25 (a)	150,000	149,462
2.55%, 02/04/30 (a)	250,000	213,320
2.49%, 08/15/36 (a)(b)	300,000	234,033
Huntington National Bank
3.55%, 10/06/23 (a)	250,000	249,860
4.55%, 05/17/28 (a)(b)	250,000	249,058
ING Groep N.V.
4.10%, 10/02/23	400,000	401,456
3.55%, 04/09/24	250,000	248,075
3.87%, 03/28/26 (a)(b)	400,000	392,460
3.95%, 03/29/27	500,000	482,830
1.73%, 04/01/27 (a)(b)	300,000	268,257
4.02%, 03/28/28 (a)(b)	400,000	382,064
4.55%, 10/02/28	450,000	438,457
4.05%, 04/09/29	255,000	239,970
2.73%, 04/01/32 (a)(b)	250,000	208,805
4.25%, 03/28/33 (a)(b)	300,000	280,122
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	202,010
JPMorgan Chase & Co.
3.88%, 02/01/24	620,000	624,235
3.63%, 05/13/24	500,000	500,840
3.80%, 07/23/24 (a)(b)	940,000	937,359
3.88%, 09/10/24	950,000	948,442
0.65%, 09/16/24 (a)(b)	350,000	335,986
4.02%, 12/05/24 (a)(b)	700,000	697,823
3.13%, 01/23/25 (a)	775,000	764,537
0.56%, 02/16/25 (a)(b)	300,000	283,065
3.22%, 03/01/25 (a)(b)	600,000	589,908
0.82%, 06/01/25 (a)(b)	700,000	655,277
3.85%, 06/14/25 (a)(b)	600,000	594,204
0.97%, 06/23/25 (a)(b)	700,000	655,130
3.90%, 07/15/25 (a)	750,000	753,787

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 07/15/25	100,000	109,595
0.77%, 08/09/25 (a)(b)	250,000	232,278
2.30%, 10/15/25 (a)(b)	650,000	619,983
1.56%, 12/10/25 (a)(b)	100,000	93,687
2.60%, 02/24/26 (a)(b)	400,000	380,876
2.01%, 03/13/26 (a)(b)	700,000	655,529
3.30%, 04/01/26 (a)	925,000	899,026
2.08%, 04/22/26 (a)(b)	1,250,000	1,171,987
4.08%, 04/26/26 (a)(b)	500,000	495,570
3.20%, 06/15/26 (a)	599,000	581,383
2.95%, 10/01/26 (a)	1,125,000	1,074,679
7.63%, 10/15/26	150,000	169,740
1.05%, 11/19/26 (a)(b)	800,000	712,504
4.13%, 12/15/26	700,000	695,709
3.96%, 01/29/27 (a)(b)	750,000	734,850
1.04%, 02/04/27 (a)(b)	650,000	575,217
1.58%, 04/22/27 (a)(b)	1,000,000	892,860
8.00%, 04/29/27	150,000	172,254
1.47%, 09/22/27 (a)(b)	750,000	658,522
4.25%, 10/01/27	493,000	488,686
3.63%, 12/01/27 (a)	300,000	288,363
3.78%, 02/01/28 (a)(b)	1,000,000	960,880
2.95%, 02/24/28 (a)(b)	500,000	464,010
4.32%, 04/26/28 (a)(b)	500,000	492,560
3.54%, 05/01/28 (a)(b)	800,000	758,320
2.18%, 06/01/28 (a)(b)	500,000	446,030
3.51%, 01/23/29 (a)(b)	750,000	702,765
4.01%, 04/23/29 (a)(b)	750,000	719,557
2.07%, 06/01/29 (a)(b)	750,000	645,795
4.20%, 07/23/29 (a)(b)	900,000	869,148
4.45%, 12/05/29 (a)(b)	750,000	731,625
3.70%, 05/06/30 (a)(b)	900,000	839,421
8.75%, 09/01/30	200,000	245,090
2.74%, 10/15/30 (a)(b)	1,200,000	1,047,276
4.49%, 03/24/31 (a)(b)	1,000,000	978,790
2.52%, 04/22/31 (a)(b)	950,000	810,445
2.96%, 05/13/31 (a)(b)	1,000,000	866,760
1.76%, 11/19/31 (a)(b)	500,000	396,750
1.95%, 02/04/32 (a)(b)	900,000	720,306
2.58%, 04/22/32 (a)(b)	1,200,000	1,011,240
2.55%, 11/08/32 (a)(b)	750,000	623,812
2.96%, 01/25/33 (a)(b)	750,000	644,610
4.59%, 04/26/33 (a)(b)	500,000	491,895
6.40%, 05/15/38	750,000	855,982
3.88%, 07/24/38 (a)(b)	850,000	750,108
5.50%, 10/15/40	350,000	363,916
3.11%, 04/22/41 (a)(b)	350,000	272,745
5.60%, 07/15/41	500,000	526,685
2.53%, 11/19/41 (a)(b)	500,000	357,315
5.40%, 01/06/42	450,000	462,748
3.16%, 04/22/42 (a)(b)	650,000	506,168
5.63%, 08/16/43	400,000	419,600
4.85%, 02/01/44	100,000	98,375
4.95%, 06/01/45	400,000	382,620
4.26%, 02/22/48 (a)(b)	675,000	602,593
4.03%, 07/24/48 (a)(b)	500,000	432,825
3.96%, 11/15/48 (a)(b)	1,100,000	940,280
3.90%, 01/23/49 (a)(b)	500,000	423,000
3.11%, 04/22/51 (a)(b)	750,000	553,695
3.33%, 04/22/52 (a)(b)	1,100,000	842,193
KeyBank NA
3.30%, 06/01/25	450,000	443,173
4.39%, 12/14/27	250,000	249,253
6.95%, 02/01/28	150,000	165,206
3.90%, 04/13/29	250,000	236,188
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyCorp
2.25%, 04/06/27	250,000	225,145
4.10%, 04/30/28	400,000	386,020
2.55%, 10/01/29	150,000	129,858
Lloyds Banking Group PLC
4.05%, 08/16/23	500,000	501,655
3.90%, 03/12/24	350,000	349,514
4.50%, 11/04/24	300,000	299,031
4.45%, 05/08/25	300,000	300,519
3.87%, 07/09/25 (a)(b)	400,000	395,648
4.58%, 12/10/25	200,000	196,426
2.44%, 02/05/26 (a)(b)	250,000	236,928
3.51%, 03/18/26 (a)(b)	300,000	292,350
4.65%, 03/24/26	750,000	737,467
3.75%, 01/11/27	400,000	386,400
1.63%, 05/11/27 (a)(b)	300,000	267,108
3.75%, 03/18/28 (a)(b)	300,000	285,483
4.38%, 03/22/28	750,000	729,232
4.55%, 08/16/28	200,000	195,864
3.57%, 11/07/28 (a)(b)	750,000	703,725
5.30%, 12/01/45	350,000	326,438
4.34%, 01/09/48	500,000	412,730
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	244,988
3.40%, 08/17/27	250,000	237,555
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	750,000	749,482
3.41%, 03/07/24	500,000	496,570
2.80%, 07/18/24	300,000	292,512
0.85%, 09/15/24 (a)(b)	750,000	722,992
2.19%, 02/25/25	850,000	807,959
3.78%, 03/02/25	350,000	347,715
1.41%, 07/17/25	600,000	552,114
0.95%, 07/19/25 (a)(b)	700,000	654,094
0.96%, 10/11/25 (a)(b)	400,000	370,940
3.85%, 03/01/26	750,000	737,812
2.76%, 09/13/26	200,000	187,322
3.68%, 02/22/27	300,000	290,745
1.54%, 07/20/27 (a)(b)	500,000	441,740
3.29%, 07/25/27	550,000	521,279
2.34%, 01/19/28 (a)(b)	400,000	361,620
3.96%, 03/02/28	250,000	241,635
3.74%, 03/07/29	700,000	660,338
3.20%, 07/18/29	650,000	587,301
2.56%, 02/25/30	400,000	343,596
2.05%, 07/17/30	550,000	449,427
2.31%, 07/20/32 (a)(b)	500,000	407,830
2.85%, 01/19/33 (a)(b)	400,000	340,388
4.32%, 04/19/33 (a)(b)	200,000	192,480
4.29%, 07/26/38	200,000	185,994
4.15%, 03/07/39	150,000	137,889
3.75%, 07/18/39	500,000	435,925
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	400,000	389,016
0.85%, 09/08/24 (a)(b)	250,000	240,523
3.92%, 09/11/24 (a)(b)	250,000	249,625
2.56%, 09/13/25 (a)(b)	200,000	191,904
2.23%, 05/25/26 (a)(b)	400,000	374,584
3.66%, 02/28/27	200,000	191,584
1.23%, 05/22/27 (a)(b)	250,000	218,713
1.55%, 07/09/27 (a)(b)	250,000	220,023
3.17%, 09/11/27	700,000	650,650
4.02%, 03/05/28	300,000	287,691
4.25%, 09/11/29 (a)(b)	550,000	530,491
3.15%, 07/16/30 (a)(b)	250,000	222,780
2.87%, 09/13/30 (a)(b)	200,000	174,288
2.59%, 05/25/31 (a)(b)	350,000	294,431

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 07/10/31 (a)(b)	250,000	203,570
1.98%, 09/08/31 (a)(b)	400,000	317,700
2.56%, 09/13/31	200,000	160,414
2.26%, 07/09/32 (a)(b)	250,000	199,805
Morgan Stanley
3.88%, 04/29/24	950,000	952,945
3.70%, 10/23/24	950,000	948,299
0.79%, 01/22/25 (a)(b)	250,000	236,630
3.62%, 04/17/25 (a)(b)	600,000	592,878
0.79%, 05/30/25 (a)(b)	1,100,000	1,025,013
2.72%, 07/22/25 (a)(b)	490,000	472,997
4.00%, 07/23/25	1,000,000	1,000,590
0.86%, 10/21/25 (a)(b)	400,000	369,288
1.16%, 10/21/25 (a)(b)	500,000	463,890
5.00%, 11/24/25	750,000	763,732
3.88%, 01/27/26	1,050,000	1,036,255
2.63%, 02/18/26 (a)(b)	500,000	478,430
2.19%, 04/28/26 (a)(b)	750,000	703,882
3.13%, 07/27/26	1,000,000	954,690
6.25%, 08/09/26	200,000	213,240
4.35%, 09/08/26	750,000	743,062
0.99%, 12/10/26 (a)(b)	700,000	621,124
3.63%, 01/20/27	1,150,000	1,116,914
3.95%, 04/23/27	650,000	630,799
1.59%, 05/04/27 (a)(b)	750,000	669,240
1.51%, 07/20/27 (a)(b)	1,000,000	879,770
2.48%, 01/21/28 (a)(b)	750,000	683,070
4.21%, 04/20/28 (a)(b)	750,000	734,145
3.59%, 07/22/28 (a)(b)	1,100,000	1,042,558
3.77%, 01/24/29 (a)(b)	850,000	809,234
4.43%, 01/23/30 (a)(b)	1,100,000	1,069,233
2.70%, 01/22/31 (a)(b)	1,150,000	997,705
3.62%, 04/01/31 (a)(b)	1,000,000	920,120
1.79%, 02/13/32 (a)(b)	450,000	355,091
7.25%, 04/01/32	300,000	354,657
1.93%, 04/28/32 (a)(b)	600,000	476,268
2.24%, 07/21/32 (a)(b)	1,250,000	1,016,087
2.51%, 10/20/32 (a)(b)	750,000	621,525
2.94%, 01/21/33 (a)(b)	750,000	643,455
2.48%, 09/16/36 (a)(b)	900,000	692,226
5.30%, 04/20/37 (a)(b)	400,000	388,468
3.97%, 07/22/38 (a)(b)	600,000	538,854
4.46%, 04/22/39 (a)(b)	250,000	234,728
3.22%, 04/22/42 (a)(b)	700,000	551,754
6.38%, 07/24/42	700,000	803,614
4.30%, 01/27/45	850,000	766,130
4.38%, 01/22/47	750,000	683,490
5.60%, 03/24/51 (a)(b)	500,000	542,240
2.80%, 01/25/52 (a)(b)	450,000	312,953
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	245,948
2.50%, 07/12/26	250,000	235,878
3.91%, 06/09/27	500,000	494,270
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	238,630
3.75%, 06/09/25 (a)(b)	250,000	248,213
Natwest Group PLC
3.88%, 09/12/23	750,000	748,147
6.00%, 12/19/23	400,000	407,560
5.13%, 05/28/24	400,000	401,776
4.27%, 03/22/25 (a)(b)	700,000	693,238
4.80%, 04/05/26	600,000	598,392
1.64%, 06/14/27 (a)(b)	250,000	219,633
3.07%, 05/22/28 (a)(b)	300,000	273,075
5.52%, 09/30/28 (a)(b)	300,000	302,622
4.89%, 05/18/29 (a)(b)	550,000	533,621
3.75%, 11/01/29 (a)(b)	200,000	192,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.08%, 01/27/30 (a)(b)	550,000	539,247
4.45%, 05/08/30 (a)(b)	300,000	283,641
3.03%, 11/28/35 (a)(b)	250,000	201,565
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	200,000	202,504
Northern Trust Corp.
3.95%, 10/30/25	300,000	301,410
4.00%, 05/10/27 (a)	150,000	151,142
3.65%, 08/03/28 (a)	250,000	244,835
3.15%, 05/03/29 (a)	150,000	140,915
1.95%, 05/01/30 (a)	250,000	212,583
PNC Bank NA
3.80%, 07/25/23 (a)	250,000	251,283
2.50%, 08/27/24 (a)	250,000	243,720
3.30%, 10/30/24 (a)	250,000	247,978
3.88%, 04/10/25 (a)	250,000	247,918
3.25%, 06/01/25 (a)	500,000	492,950
3.10%, 10/25/27 (a)	300,000	285,294
3.25%, 01/22/28 (a)	250,000	238,400
4.05%, 07/26/28	550,000	532,647
2.70%, 10/22/29	300,000	261,522
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	350,000	350,221
3.90%, 04/29/24 (a)	100,000	100,563
2.20%, 11/01/24 (a)	300,000	291,054
2.60%, 07/23/26 (a)	400,000	378,748
3.15%, 05/19/27 (a)	100,000	95,469
3.45%, 04/23/29 (a)	500,000	467,595
2.55%, 01/22/30 (a)	700,000	609,546
2.31%, 04/23/32 (a)(b)	300,000	251,286
Regions Bank
6.45%, 06/26/37	250,000	281,183
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	238,695
1.80%, 08/12/28 (a)	250,000	213,228
Royal Bank of Canada
3.70%, 10/05/23	650,000	654,335
0.50%, 10/26/23	425,000	411,200
0.43%, 01/19/24	550,000	526,872
2.55%, 07/16/24	500,000	488,860
0.75%, 10/07/24	200,000	186,734
2.25%, 11/01/24	650,000	628,634
1.60%, 01/21/25	200,000	189,524
3.38%, 04/14/25	400,000	394,876
1.15%, 06/10/25	200,000	185,064
0.88%, 01/20/26	650,000	583,141
4.65%, 01/27/26	700,000	707,994
1.20%, 04/27/26	350,000	314,703
1.15%, 07/14/26	300,000	267,888
1.40%, 11/02/26	200,000	177,758
3.63%, 05/04/27	400,000	389,136
2.30%, 11/03/31	500,000	417,345
3.88%, 05/04/32	250,000	238,355
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	250,000	245,678
3.45%, 06/02/25 (a)	250,000	241,113
4.50%, 07/17/25 (a)	600,000	598,386
3.24%, 10/05/26 (a)(c)	350,000	328,395
4.40%, 07/13/27 (a)	400,000	385,600
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	500,000	467,400
1.53%, 08/21/26 (a)(b)	450,000	403,290
1.67%, 06/14/27 (a)(b)	200,000	174,942
2.47%, 01/11/28 (a)(b)	400,000	355,016
3.82%, 11/03/28 (a)(b)	200,000	186,038
2.90%, 03/15/32 (a)(b)	300,000	250,038

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander UK PLC
4.00%, 03/13/24	400,000	400,680
2.88%, 06/18/24	100,000	97,634
Signature Bank
4.00%, 10/15/30 (a)(b)	150,000	143,747
State Street Corp.
3.70%, 11/20/23	200,000	201,668
3.78%, 12/03/24 (a)(b)	250,000	249,833
3.30%, 12/16/24	400,000	399,016
3.55%, 08/18/25	571,000	568,522
2.35%, 11/01/25 (a)(b)	450,000	433,170
2.90%, 03/30/26 (a)(b)	100,000	97,033
2.65%, 05/19/26	450,000	430,888
4.14%, 12/03/29 (a)(b)	300,000	294,126
2.40%, 01/24/30	250,000	218,418
2.20%, 03/03/31	200,000	163,582
2.62%, 02/07/33 (a)(b)	150,000	128,090
4.42%, 05/13/33 (a)(b)	150,000	147,903
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	251,083
3.40%, 07/11/24	250,000	247,783
3.65%, 07/23/25	250,000	246,488
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	250,000	250,995
3.94%, 10/16/23	250,000	251,520
2.70%, 07/16/24	600,000	584,718
2.45%, 09/27/24	350,000	337,764
2.35%, 01/15/25	450,000	430,762
1.47%, 07/08/25	750,000	691,035
3.78%, 03/09/26	750,000	737,535
2.63%, 07/14/26	800,000	748,664
1.40%, 09/17/26	500,000	442,705
3.01%, 10/19/26	600,000	568,416
3.45%, 01/11/27	300,000	288,171
2.17%, 01/14/27	200,000	181,534
3.36%, 07/12/27	600,000	571,578
3.54%, 01/17/28	300,000	285,090
3.94%, 07/19/28	150,000	144,269
1.90%, 09/17/28	700,000	594,720
4.31%, 10/16/28	250,000	244,993
3.04%, 07/16/29	950,000	847,400
2.72%, 09/27/29	200,000	175,072
2.75%, 01/15/30	450,000	392,620
2.13%, 07/08/30	450,000	371,268
2.14%, 09/23/30	350,000	280,805
2.22%, 09/17/31	350,000	283,791
2.30%, 01/12/41	300,000	205,641
2.93%, 09/17/41	250,000	184,310
SVB Financial Group
3.50%, 01/29/25	100,000	98,111
3.13%, 06/05/30 (a)	250,000	216,085
1.80%, 02/02/31 (a)	350,000	270,113
4.57%, 04/29/33 (a)(b)	150,000	140,714
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	402,048
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	157,077
4.25%, 08/15/24 (a)	250,000	248,915
3.70%, 08/04/26 (a)	450,000	417,258
3.95%, 12/01/27 (a)	450,000	410,035
5.15%, 03/19/29 (a)	450,000	421,600
Toronto-Dominion Bank
3.50%, 07/19/23	600,000	601,968
0.45%, 09/11/23	500,000	484,170
0.55%, 03/04/24	150,000	142,823
3.25%, 03/11/24	400,000	397,352
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 06/12/24	500,000	490,775
0.70%, 09/10/24	300,000	281,775
1.45%, 01/10/25	200,000	189,460
1.15%, 06/12/25	400,000	369,432
0.75%, 09/11/25	525,000	474,180
0.75%, 01/06/26	375,000	335,569
1.20%, 06/03/26	500,000	447,640
1.25%, 09/10/26	500,000	444,035
1.95%, 01/12/27	250,000	226,058
2.80%, 03/10/27	350,000	328,146
4.11%, 06/08/27	500,000	494,985
2.00%, 09/10/31	300,000	244,389
3.63%, 09/15/31 (a)(b)	450,000	433,575
2.45%, 01/12/32	225,000	188,692
3.20%, 03/10/32	500,000	446,480
4.46%, 06/08/32	600,000	593,772
Truist Bank
3.20%, 04/01/24 (a)	350,000	348,733
3.69%, 08/02/24 (a)(b)	350,000	349,962
1.50%, 03/10/25 (a)	400,000	377,800
3.63%, 09/16/25 (a)	750,000	736,492
4.05%, 11/03/25 (a)	350,000	352,118
3.80%, 10/30/26 (a)	250,000	244,345
2.25%, 03/11/30 (a)	600,000	503,328
Truist Financial Corp.
3.75%, 12/06/23 (a)	400,000	402,736
2.50%, 08/01/24 (a)	160,000	156,264
2.85%, 10/26/24 (a)	100,000	98,059
4.00%, 05/01/25 (a)	500,000	501,365
3.70%, 06/05/25 (a)	230,000	229,200
1.20%, 08/05/25 (a)	400,000	368,468
1.13%, 08/03/27 (a)	500,000	429,360
4.12%, 06/06/28 (a)(b)	300,000	296,322
3.88%, 03/19/29 (a)	200,000	189,672
1.89%, 06/07/29 (a)(b)	350,000	301,287
US Bancorp
3.70%, 01/30/24 (a)	250,000	251,405
3.38%, 02/05/24 (a)	450,000	451,012
2.40%, 07/30/24 (a)	400,000	390,644
3.60%, 09/11/24 (a)	500,000	499,170
1.45%, 05/12/25 (a)	500,000	469,805
3.95%, 11/17/25 (a)	300,000	301,716
3.10%, 04/27/26 (a)	100,000	96,527
2.38%, 07/22/26 (a)	400,000	377,548
3.15%, 04/27/27 (a)	750,000	722,347
3.90%, 04/26/28 (a)	450,000	445,221
1.38%, 07/22/30 (a)	450,000	359,145
2.68%, 01/27/33 (a)(b)	250,000	215,983
2.49%, 11/03/36 (a)(b)	400,000	327,176
US Bank NA
2.05%, 01/21/25 (a)	300,000	288,078
2.80%, 01/27/25 (a)	500,000	488,970
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	150,000	135,594
Wachovia Corp.
5.50%, 08/01/35	100,000	102,188
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	95,032
Wells Fargo & Co.
4.48%, 01/16/24	350,000	354,263
3.75%, 01/24/24 (a)	1,000,000	1,002,080
3.30%, 09/09/24	750,000	741,517
3.00%, 02/19/25	900,000	880,605
3.55%, 09/29/25	900,000	884,466
2.41%, 10/30/25 (a)(b)	1,000,000	954,280
2.16%, 02/11/26 (a)(b)	1,000,000	941,870

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/22/26	1,250,000	1,191,487
3.91%, 04/25/26 (a)(b)	800,000	787,544
2.19%, 04/30/26 (a)(b)	1,000,000	938,110
4.10%, 06/03/26	800,000	786,688
7.57%, 08/01/26	200,000	220,166
3.00%, 10/23/26	1,200,000	1,133,304
3.20%, 06/17/27 (a)(b)	750,000	711,802
4.30%, 07/22/27	800,000	791,120
3.53%, 03/24/28 (a)(b)	500,000	474,595
3.58%, 05/22/28 (a)(b)	950,000	901,113
2.39%, 06/02/28 (a)(b)	750,000	672,315
4.15%, 01/24/29 (a)	750,000	726,210
7.95%, 11/15/29	100,000	116,069
2.88%, 10/30/30 (a)(b)	1,200,000	1,056,972
2.57%, 02/11/31 (a)(b)	1,050,000	903,441
4.48%, 04/04/31 (a)(b)	950,000	930,145
3.35%, 03/02/33 (a)(b)	1,000,000	889,430
5.38%, 02/07/35	100,000	103,926
3.07%, 04/30/41 (a)(b)	1,050,000	819,252
5.38%, 11/02/43	600,000	592,560
5.61%, 01/15/44	775,000	781,626
4.65%, 11/04/44	600,000	541,170
3.90%, 05/01/45	750,000	633,862
4.90%, 11/17/45	600,000	556,878
4.40%, 06/14/46	650,000	567,495
4.75%, 12/07/46	650,000	594,379
5.01%, 04/04/51 (a)(b)	1,600,000	1,572,800
4.61%, 04/25/53 (a)(b)	850,000	787,822
5.95%, 12/01/86	100,000	101,983
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	296,714
5.85%, 02/01/37	250,000	267,250
6.60%, 01/15/38	450,000	520,258
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	135,053
Westpac Banking Corp.
3.30%, 02/26/24	250,000	249,438
1.02%, 11/18/24	300,000	282,381
2.35%, 02/19/25	400,000	386,756
2.85%, 05/13/26	800,000	768,280
1.15%, 06/03/26	400,000	359,260
2.70%, 08/19/26	550,000	523,259
3.35%, 03/08/27	550,000	533,049
3.40%, 01/25/28	300,000	288,186
1.95%, 11/20/28	150,000	130,868
2.65%, 01/16/30	250,000	222,580
2.89%, 02/04/30 (a)(b)	400,000	379,320
2.15%, 06/03/31	250,000	210,120
4.32%, 11/23/31 (a)(b)	550,000	530,068
4.11%, 07/24/34 (a)(b)	600,000	549,972
2.67%, 11/15/35 (a)(b)	200,000	160,748
3.02%, 11/18/36 (a)(b)	250,000	202,028
4.42%, 07/24/39	400,000	360,068
2.96%, 11/16/40	400,000	290,732
3.13%, 11/18/41	300,000	221,481
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	262,452
		407,908,158
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	125,000	125,896
3.30%, 06/15/30 (a)	250,000	225,737
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	251,592
3.70%, 10/15/24	275,000	275,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/02/25 (a)	150,000	146,763
2.88%, 09/15/26 (a)	150,000	143,552
BGC Partners, Inc.
5.38%, 07/24/23	250,000	250,402
3.75%, 10/01/24 (a)	50,000	48,798
BlackRock, Inc.
3.50%, 03/18/24	400,000	402,300
3.20%, 03/15/27	200,000	196,442
3.25%, 04/30/29 (a)	500,000	472,640
2.40%, 04/30/30 (a)	250,000	219,218
1.90%, 01/28/31 (a)	500,000	414,940
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	149,073
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	143,182
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	249,502
3.90%, 01/25/28 (a)	500,000	478,630
4.85%, 03/29/29 (a)	350,000	346,769
4.35%, 04/15/30 (a)	350,000	334,687
4.70%, 09/20/47 (a)	350,000	307,723
3.50%, 03/30/51 (a)	250,000	181,835
3.63%, 02/15/52 (a)	100,000	73,708
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	250,000	244,297
1.63%, 12/15/30 (a)	50,000	40,272
3.00%, 03/16/32 (a)	100,000	89,587
CI Financial Corp.
3.20%, 12/17/30 (a)	350,000	272,867
4.10%, 06/15/51 (a)	300,000	200,850
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	197,716
3.75%, 06/15/28 (a)	250,000	246,885
5.30%, 09/15/43 (a)	300,000	326,076
4.15%, 06/15/48 (a)	250,000	240,777
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	96,501
4.50%, 06/20/28 (a)	150,000	150,005
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	118,290
Franklin Resources, Inc.
2.85%, 03/30/25	150,000	146,033
1.60%, 10/30/30 (a)	300,000	235,785
2.95%, 08/12/51 (a)	100,000	69,305
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	350,000	347,854
3.75%, 12/01/25 (a)	250,000	248,105
3.10%, 09/15/27 (a)	250,000	236,297
4.00%, 09/15/27 (a)	450,000	443,020
3.75%, 09/21/28 (a)	200,000	192,404
4.35%, 06/15/29 (a)	300,000	296,271
2.10%, 06/15/30 (a)	450,000	377,253
1.85%, 09/15/32 (a)	500,000	391,960
4.60%, 03/15/33 (a)	475,000	472,525
2.65%, 09/15/40 (a)	250,000	183,733
4.25%, 09/21/48 (a)	400,000	357,676
3.00%, 06/15/50 (a)	400,000	292,276
4.95%, 06/15/52 (a)	475,000	467,937
3.00%, 09/15/60 (a)	550,000	373,120
5.20%, 06/15/62 (a)	300,000	299,919
Invesco Finance PLC
4.00%, 01/30/24	50,000	50,064
3.75%, 01/15/26	350,000	345,856
5.38%, 11/30/43	100,000	100,541

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	151,364
Jefferies Group LLC
6.45%, 06/08/27	200,000	213,828
6.25%, 01/15/36	225,000	223,655
6.50%, 01/20/43	175,000	176,234
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	300,000	299,307
4.15%, 01/23/30	300,000	269,316
2.63%, 10/15/31 (a)	300,000	231,426
Lazard Group LLC
3.75%, 02/13/25	50,000	49,077
3.63%, 03/01/27 (a)	200,000	189,612
4.50%, 09/19/28 (a)	175,000	168,207
4.38%, 03/11/29 (a)	150,000	143,300
Legg Mason, Inc.
4.75%, 03/15/26	150,000	153,833
5.63%, 01/15/44	176,000	181,359
Nasdaq, Inc.
3.85%, 06/30/26 (a)	250,000	248,617
2.50%, 12/21/40 (a)	350,000	242,329
3.25%, 04/28/50 (a)	300,000	218,985
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	474,550
1.85%, 07/16/25	500,000	460,525
1.65%, 07/14/26	500,000	439,085
2.33%, 01/22/27	400,000	354,164
2.17%, 07/14/28	400,000	337,640
3.10%, 01/16/30	500,000	425,790
2.68%, 07/16/30	350,000	287,458
2.61%, 07/14/31	200,000	159,590
3.00%, 01/22/32	200,000	162,508
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	197,368
4.95%, 07/15/46	300,000	293,121
3.75%, 04/01/51 (a)	200,000	164,046
Stifel Financial Corp.
4.25%, 07/18/24	100,000	100,453
4.00%, 05/15/30 (a)	200,000	185,606
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	150,000	150,330
0.75%, 03/18/24 (a)(d)	450,000	431,635
3.75%, 04/01/24 (a)(d)	80,000	80,572
3.00%, 03/10/25 (a)(d)	100,000	98,564
4.20%, 03/24/25 (a)(d)	150,000	152,426
3.63%, 04/01/25 (a)(d)	100,000	99,898
3.85%, 05/21/25 (a)(d)	175,000	175,807
3.45%, 02/13/26 (a)(d)	100,000	99,167
0.90%, 03/11/26 (a)(d)	375,000	337,436
1.15%, 05/13/26 (a)(d)	250,000	225,840
3.20%, 03/02/27 (a)(d)	175,000	169,425
2.45%, 03/03/27 (a)(d)	450,000	420,430
3.30%, 04/01/27 (a)(d)	175,000	170,053
3.20%, 01/25/28 (a)(d)	200,000	191,466
2.00%, 03/20/28 (a)(d)	350,000	312,896
4.00%, 02/01/29 (a)(d)	150,000	147,782
3.25%, 05/22/29 (a)(d)	150,000	139,760
2.75%, 10/01/29 (a)(d)	125,000	112,719
4.63%, 03/22/30 (a)(d)	150,000	152,054
1.65%, 03/11/31 (a)(d)	200,000	160,872
2.30%, 05/13/31 (a)(d)	200,000	169,406
1.95%, 12/01/31 (a)(d)	250,000	202,910
2.90%, 03/03/32 (a)(d)	300,000	264,312
		25,258,721
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	150,000	148,881
4.50%, 09/15/23 (a)	500,000	498,885
1.15%, 10/29/23	500,000	477,520
4.88%, 01/16/24 (a)	250,000	249,675
3.15%, 02/15/24 (a)	200,000	194,490
2.88%, 08/14/24 (a)	300,000	287,739
1.65%, 10/29/24 (a)	1,000,000	926,170
1.75%, 10/29/24 (a)	350,000	324,863
3.50%, 01/15/25 (a)	300,000	287,994
6.50%, 07/15/25 (a)	350,000	358,379
4.45%, 10/01/25 (a)	150,000	145,526
1.75%, 01/30/26 (a)	300,000	261,945
4.45%, 04/03/26 (a)	250,000	239,830
2.45%, 10/29/26 (a)	750,000	653,527
3.65%, 07/21/27 (a)	450,000	407,889
4.63%, 10/15/27 (a)	150,000	141,482
3.88%, 01/23/28 (a)	200,000	180,766
3.00%, 10/29/28 (a)	1,150,000	968,127
3.30%, 01/30/32 (a)	1,175,000	937,192
3.40%, 10/29/33 (a)	500,000	394,690
3.85%, 10/29/41 (a)	500,000	360,065
Air Lease Corp.
3.88%, 07/03/23 (a)	175,000	174,668
3.00%, 09/15/23 (a)	300,000	295,884
0.70%, 02/15/24 (a)	250,000	236,165
4.25%, 09/15/24 (a)	400,000	393,112
2.30%, 02/01/25 (a)	250,000	234,440
3.25%, 03/01/25 (a)	200,000	191,338
3.38%, 07/01/25 (a)	100,000	94,314
2.88%, 01/15/26 (a)	200,000	183,738
3.75%, 06/01/26 (a)	250,000	235,432
1.88%, 08/15/26 (a)	200,000	173,168
3.63%, 04/01/27 (a)	400,000	370,644
3.63%, 12/01/27 (a)	449,000	400,719
2.10%, 09/01/28 (a)	200,000	162,596
4.63%, 10/01/28 (a)	200,000	185,130
3.25%, 10/01/29 (a)	250,000	209,147
3.00%, 02/01/30 (a)	350,000	284,938
3.13%, 12/01/30 (a)	100,000	81,691
2.88%, 01/15/32 (a)	250,000	195,130
Aircastle Ltd.
4.40%, 09/25/23 (a)	200,000	198,072
4.13%, 05/01/24 (a)	200,000	194,916
4.25%, 06/15/26 (a)	200,000	184,656
Ares Capital Corp.
4.20%, 06/10/24 (a)	300,000	294,999
4.25%, 03/01/25 (a)	100,000	95,637
3.25%, 07/15/25 (a)	350,000	323,949
3.88%, 01/15/26 (a)	500,000	461,370
2.15%, 07/15/26 (a)	300,000	252,549
2.88%, 06/15/27 (a)	250,000	209,257
2.88%, 06/15/28 (a)	250,000	199,517
3.20%, 11/15/31 (a)	250,000	182,453
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	250,000	223,960
Blackstone Private Credit Fund
2.35%, 11/22/24 (c)	150,000	137,738
2.70%, 01/15/25 (a)(c)	200,000	182,600
4.70%, 03/24/25 (c)	200,000	192,788
2.63%, 12/15/26 (a)(c)	300,000	250,725
3.25%, 03/15/27 (a)(c)	350,000	297,279
4.00%, 01/15/29 (a)(c)	300,000	246,333

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	275,000	252,505
2.75%, 09/16/26 (a)	200,000	175,204
2.13%, 02/15/27 (a)	250,000	209,313
2.85%, 09/30/28 (a)	250,000	201,854
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	196,632
4.13%, 02/01/25 (a)	400,000	380,328
3.40%, 01/15/26 (a)	350,000	311,157
3.13%, 10/12/28 (a)	250,000	199,592
GATX Corp.
4.35%, 02/15/24 (a)	100,000	100,797
3.85%, 03/30/27 (a)	200,000	194,246
3.50%, 03/15/28 (a)	100,000	93,780
4.55%, 11/07/28 (a)	350,000	343,504
4.70%, 04/01/29 (a)	255,000	249,250
5.20%, 03/15/44 (a)	150,000	143,937
3.10%, 06/01/51 (a)	150,000	101,052
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	145,425
2.88%, 01/15/26 (a)	150,000	135,695
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	150,000	144,980
2.50%, 08/24/26 (a)	200,000	167,608
2.05%, 02/15/27 (a)	150,000	122,064
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	200,000	174,518
Main Street Capital Corp.
5.20%, 05/01/24	200,000	199,392
3.00%, 07/14/26 (a)	150,000	131,213
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(c)	150,000	136,565
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	95,011
2.70%, 01/15/27 (a)	100,000	86,610
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	150,005
4.00%, 03/30/25 (a)	250,000	236,422
4.25%, 01/15/26 (a)	250,000	230,262
3.40%, 07/15/26 (a)	450,000	397,066
2.63%, 01/15/27 (a)	150,000	125,232
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)(c)	100,000	86,366
4.70%, 02/08/27 (a)(c)	200,000	183,294
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	85,242
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	133,766
3.36%, 11/15/26 (a)	100,000	84,908
3.44%, 10/15/28 (a)	100,000	76,746
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	87,635
		23,245,863
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	109,645
ORIX Corp.
4.05%, 01/16/24	150,000	150,597
3.25%, 12/04/24	250,000	245,983
3.70%, 07/18/27	143,000	139,252
2.25%, 03/09/31 (e)	190,000	159,803
		805,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 1.0%
ACE Capital Trust II
9.70%, 04/01/30	200,000	256,468
Ace INA Holdings, Inc.
3.15%, 03/15/25	400,000	392,932
3.35%, 05/03/26 (a)	500,000	489,050
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	240,775
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	296,829
6.63%, 06/15/36	300,000	339,723
6.75%, 12/15/37	150,000	171,038
4.50%, 05/15/42 (a)	200,000	180,988
4.13%, 11/15/42 (a)	150,000	128,676
4.75%, 03/15/44 (a)	200,000	184,546
3.88%, 08/15/47 (a)	150,000	124,193
Aflac, Inc.
3.63%, 11/15/24	150,000	150,476
3.25%, 03/17/25	200,000	197,590
1.13%, 03/15/26 (a)	200,000	180,904
3.60%, 04/01/30 (a)	350,000	331,562
4.00%, 10/15/46 (a)	150,000	129,839
4.75%, 01/15/49 (a)	150,000	145,214
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	187,644
3.25%, 08/15/51 (a)	200,000	148,550
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	196,564
Allstate Corp.
0.75%, 12/15/25 (a)	250,000	225,187
3.28%, 12/15/26 (a)	250,000	246,932
1.45%, 12/15/30 (a)	150,000	119,319
5.35%, 06/01/33	79,000	83,709
5.55%, 05/09/35	200,000	217,480
4.50%, 06/15/43	250,000	235,385
4.20%, 12/15/46 (a)	276,000	252,223
3.85%, 08/10/49 (a)	150,000	129,026
6.50%, 05/15/67 (a)(b)	100,000	102,498
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	98,579
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	100,370
4.50%, 06/15/47 (a)	200,000	169,100
American International Group, Inc.
4.13%, 02/15/24	200,000	201,522
2.50%, 06/30/25 (a)	500,000	477,200
3.90%, 04/01/26 (a)	500,000	489,560
3.40%, 06/30/30 (a)	200,000	183,606
3.88%, 01/15/35 (a)	200,000	181,488
6.25%, 05/01/36	150,000	169,332
4.50%, 07/16/44 (a)	300,000	269,862
4.80%, 07/10/45 (a)	275,000	256,435
4.75%, 04/01/48 (a)	250,000	235,002
5.75%, 04/01/48 (a)(b)	210,000	189,433
4.38%, 06/30/50 (a)	300,000	266,529
Anthem, Inc.
3.50%, 08/15/24 (a)	350,000	348,750
3.35%, 12/01/24 (a)	350,000	345,768
2.38%, 01/15/25 (a)	300,000	289,407
1.50%, 03/15/26 (a)	500,000	457,710
3.65%, 12/01/27 (a)	500,000	486,995
4.10%, 03/01/28 (a)	250,000	247,527
2.88%, 09/15/29 (a)	210,000	189,420
2.25%, 05/15/30 (a)	450,000	384,988
2.55%, 03/15/31 (a)	100,000	86,483

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 12/15/34	100,000	111,003
5.85%, 01/15/36	100,000	109,382
6.38%, 06/15/37	50,000	58,287
4.63%, 05/15/42	200,000	190,194
4.65%, 01/15/43	475,000	453,231
5.10%, 01/15/44	200,000	200,598
4.65%, 08/15/44 (a)	400,000	379,908
4.38%, 12/01/47 (a)	250,000	231,650
4.55%, 03/01/48 (a)	400,000	380,036
3.70%, 09/15/49 (a)	250,000	207,792
3.13%, 05/15/50 (a)	500,000	378,735
3.60%, 03/15/51 (a)	150,000	121,995
4.55%, 05/15/52 (a)	200,000	190,580
Aon Corp.
8.21%, 01/01/27	100,000	107,001
4.50%, 12/15/28 (a)	100,000	98,628
3.75%, 05/02/29 (a)	100,000	94,571
2.80%, 05/15/30 (a)	250,000	218,947
2.05%, 08/23/31 (a)	200,000	161,886
6.25%, 09/30/40	150,000	166,947
2.90%, 08/23/51 (a)	200,000	140,246
3.90%, 02/28/52 (a)	250,000	206,100
Aon PLC
4.00%, 11/27/23 (a)	200,000	201,120
3.50%, 06/14/24 (a)	400,000	397,840
3.88%, 12/15/25 (a)	300,000	297,003
4.60%, 06/14/44 (a)	200,000	180,772
4.75%, 05/15/45 (a)	200,000	186,454
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	197,110
5.03%, 12/15/46 (a)	200,000	189,454
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	195,840
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	244,040
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	229,608
3.05%, 03/09/52 (a)	150,000	104,139
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	75,579
4.90%, 03/27/28 (a)	150,000	149,109
3.70%, 02/22/30 (a)	100,000	89,096
2.65%, 01/15/32 (a)	100,000	78,419
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	134,756
3.15%, 06/15/31 (a)	250,000	217,327
3.60%, 09/15/51 (a)	50,000	37,757
Athene Holding Ltd.
4.13%, 01/12/28 (a)	400,000	374,004
6.15%, 04/03/30 (a)	200,000	199,876
3.50%, 01/15/31 (a)	150,000	127,094
3.95%, 05/25/51 (a)	150,000	111,354
AXA S.A.
8.60%, 12/15/30	400,000	475,360
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	93,916
4.90%, 01/15/40 (a)(b)	50,000	42,929
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	145,616
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)(e)	250,000	236,397
1.85%, 03/12/30 (a)	150,000	128,448
1.45%, 10/15/30 (a)	200,000	162,596
2.88%, 03/15/32 (a)	200,000	179,622
5.75%, 01/15/40	150,000	166,574
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 05/15/42	250,000	237,460
4.30%, 05/15/43	250,000	234,782
4.20%, 08/15/48 (a)	750,000	689,032
4.25%, 01/15/49 (a)	700,000	648,844
2.85%, 10/15/50 (a)	575,000	415,052
2.50%, 01/15/51 (a)	300,000	203,778
3.85%, 03/15/52 (a)	875,000	751,389
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	895,000	879,194
4.50%, 02/11/43	50,000	47,862
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	300,000	281,283
5.63%, 05/15/30 (a)	100,000	97,241
4.70%, 06/22/47 (a)	385,000	307,399
3.85%, 12/22/51 (a)	100,000	68,313
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	195,000	195,053
4.50%, 03/15/29 (a)	50,000	49,181
2.38%, 03/15/31 (a)	250,000	198,453
4.20%, 03/17/32 (a)	175,000	159,780
4.95%, 03/17/52 (a)	200,000	175,874
Chubb Corp.
6.00%, 05/11/37	350,000	405,387
6.50%, 05/15/38	260,000	306,181
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	350,000	280,045
4.35%, 11/03/45 (a)	500,000	473,475
3.05%, 12/15/61 (a)	300,000	216,090
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	226,932
6.13%, 11/01/34	50,000	56,886
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	99,995
4.50%, 03/01/26 (a)	250,000	250,930
3.45%, 08/15/27 (a)	150,000	142,452
3.90%, 05/01/29 (a)	25,000	23,532
2.05%, 08/15/30 (a)	250,000	201,768
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	50,777
5.25%, 05/30/29 (a)	320,000	310,710
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	250,000	243,500
3.65%, 04/05/27 (a)(c)	400,000	377,092
3.85%, 04/05/29 (a)(c)	400,000	369,788
3.90%, 04/05/32 (a)(c)	450,000	404,131
4.35%, 04/05/42 (a)(c)	150,000	128,195
4.40%, 04/05/52 (a)(c)	350,000	292,936
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	240,220
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	531,943
5.00%, 04/20/48 (a)	450,000	417,690
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	107,587
3.50%, 10/15/50 (a)	350,000	269,230
3.13%, 10/15/52 (a)	300,000	210,546
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	248,752
4.63%, 04/29/30 (a)	300,000	288,468
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	144,909
3.40%, 06/15/30 (a)	200,000	175,798
2.45%, 03/15/31 (a)	300,000	237,537

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First American Financial Corp.
4.60%, 11/15/24	150,000	149,673
4.00%, 05/15/30 (a)	100,000	89,923
2.40%, 08/15/31 (a)	200,000	153,804
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	167,877
2.15%, 08/15/30 (a)	200,000	163,840
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	149,504
2.50%, 09/01/30 (a)	100,000	83,751
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	129,428
5.95%, 10/15/36	100,000	109,132
6.10%, 10/01/41	150,000	163,985
4.40%, 03/15/48 (a)	225,000	204,415
3.60%, 08/19/49 (a)	400,000	318,968
Humana, Inc.
0.65%, 08/03/23 (a)	150,000	145,394
3.85%, 10/01/24 (a)	600,000	602,034
4.50%, 04/01/25 (a)	200,000	202,454
1.35%, 02/03/27 (a)	250,000	218,992
3.95%, 03/15/27 (a)	150,000	147,572
3.13%, 08/15/29 (a)	200,000	181,018
4.88%, 04/01/30 (a)	200,000	202,258
2.15%, 02/03/32 (a)	250,000	202,705
4.63%, 12/01/42 (a)	100,000	93,217
4.95%, 10/01/44 (a)	250,000	243,797
4.80%, 03/15/47 (a)	150,000	144,906
3.95%, 08/15/49 (a)	150,000	127,971
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(c)	150,000	120,440
5.67%, 06/08/32 (a)	100,000	96,800
4.00%, 11/23/51 (a)(c)	150,000	106,296
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	99,658
2.40%, 09/30/30 (a)	350,000	285,813
Lincoln National Corp.
3.35%, 03/09/25	168,000	165,257
3.63%, 12/12/26 (a)	104,000	101,011
3.80%, 03/01/28 (a)	200,000	191,858
3.05%, 01/15/30 (a)	200,000	175,548
3.40%, 01/15/31 (a)	200,000	178,644
6.30%, 10/09/37	150,000	164,214
7.00%, 06/15/40	150,000	171,615
4.35%, 03/01/48 (a)	175,000	150,224
4.38%, 06/15/50 (a)	50,000	43,411
Loews Corp.
3.75%, 04/01/26 (a)	200,000	198,410
3.20%, 05/15/30 (a)	150,000	136,686
6.00%, 02/01/35	100,000	108,554
4.13%, 05/15/43 (a)	100,000	85,846
Manulife Financial Corp.
4.15%, 03/04/26	350,000	347,378
2.48%, 05/19/27 (a)	100,000	91,475
4.06%, 02/24/32 (a)(b)	250,000	231,517
3.70%, 03/16/32 (a)	250,000	230,802
5.38%, 03/04/46	250,000	270,727
Markel Corp.
3.50%, 11/01/27 (a)	100,000	96,066
3.35%, 09/17/29 (a)	100,000	91,756
5.00%, 04/05/46	175,000	166,628
4.30%, 11/01/47 (a)	50,000	43,363
5.00%, 05/20/49 (a)	200,000	190,470
4.15%, 09/17/50 (a)	200,000	166,388
3.45%, 05/07/52 (a)	150,000	112,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	350,833
3.50%, 06/03/24 (a)	300,000	299,343
3.75%, 03/14/26 (a)	250,000	247,985
4.38%, 03/15/29 (a)	450,000	445,495
2.25%, 11/15/30 (a)	325,000	275,041
4.75%, 03/15/39 (a)	250,000	245,292
4.35%, 01/30/47 (a)	200,000	180,570
4.20%, 03/01/48 (a)	100,000	88,841
4.90%, 03/15/49 (a)	500,000	497,080
Mercury General Corp.
4.40%, 03/15/27 (a)	200,000	196,244
MetLife, Inc.
4.37%, 09/15/23	100,000	101,230
3.60%, 04/10/24	565,000	566,797
3.00%, 03/01/25	100,000	98,393
3.60%, 11/13/25 (a)	250,000	248,465
4.55%, 03/23/30 (a)	400,000	403,916
5.70%, 06/15/35	400,000	440,132
5.88%, 02/06/41	500,000	543,750
4.13%, 08/13/42	250,000	225,565
4.88%, 11/13/43	100,000	99,031
4.72%, 12/15/44	250,000	241,425
4.05%, 03/01/45	150,000	132,506
4.60%, 05/13/46 (a)	300,000	292,554
6.40%, 12/15/66 (a)	500,000	504,785
10.75%, 08/01/69 (a)(b)	100,000	132,178
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	65,000	66,016
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	243,075
3.85%, 06/11/51 (a)	150,000	113,858
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	152,581
4.50%, 10/01/50 (a)(b)	100,000	83,969
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	142,823
3.70%, 05/15/29 (a)	150,000	141,150
2.13%, 06/15/30 (a)	250,000	206,723
4.63%, 09/15/42	150,000	139,136
4.35%, 05/15/43	200,000	179,620
4.30%, 11/15/46 (a)	100,000	93,189
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,917
3.88%, 03/27/28 (a)	192,000	188,678
2.10%, 03/10/30 (a)	250,000	213,132
5.75%, 07/15/33	100,000	109,872
5.70%, 12/14/36	90,000	98,488
6.63%, 12/01/37	250,000	294,562
3.00%, 03/10/40 (a)	200,000	162,412
5.20%, 03/15/44 (a)(b)	150,000	142,866
4.60%, 05/15/44	300,000	285,957
5.38%, 05/15/45 (a)(b)	300,000	287,925
3.91%, 12/07/47 (a)	350,000	305,259
4.42%, 03/27/48 (a)	150,000	139,598
5.70%, 09/15/48 (a)(b)	250,000	244,317
3.94%, 12/07/49 (a)	400,000	345,664
4.35%, 02/25/50 (a)	250,000	232,500
3.70%, 10/01/50 (a)(b)	250,000	207,623
3.70%, 03/13/51 (a)	300,000	250,956
5.13%, 03/01/52 (a)(b)	250,000	231,132
Prudential PLC
3.13%, 04/14/30	325,000	299,253
3.63%, 03/24/32 (a)	100,000	92,733

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reinsurance Group of America, Inc.
4.70%, 09/15/23	265,000	267,584
3.90%, 05/15/29 (a)	200,000	187,726
3.15%, 06/15/30 (a)	150,000	132,879
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	143,366
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	200,000	188,066
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	95,628
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	83,104
Swiss Re America Holding Corp.
7.00%, 02/15/26	125,000	137,743
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	357,304
3.20%, 03/26/30 (a)	150,000	139,617
3.00%, 03/15/32 (a)	150,000	135,441
6.25%, 12/01/32	110,000	126,971
4.35%, 04/25/44	150,000	139,986
3.70%, 01/26/45	150,000	127,152
4.13%, 04/15/47 (a)	350,000	321,548
4.20%, 03/15/48 (a)	125,000	115,649
3.95%, 03/26/50 (a)	200,000	177,984
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	157,344
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	60,562
6.25%, 06/15/37	300,000	352,668
5.35%, 11/01/40	100,000	106,297
4.60%, 08/01/43	200,000	191,022
4.30%, 08/25/45 (a)	200,000	185,268
3.75%, 05/15/46 (a)	200,000	173,342
4.00%, 05/30/47 (a)	150,000	133,916
4.10%, 03/04/49 (a)	250,000	227,110
2.55%, 04/27/50 (a)	200,000	139,282
3.05%, 06/08/51 (a)	250,000	191,093
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	235,692
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	108,859
UnitedHealth Group, Inc.
3.50%, 02/15/24	250,000	251,137
0.55%, 05/15/24 (a)	200,000	190,740
2.38%, 08/15/24	200,000	196,216
3.75%, 07/15/25	750,000	750,990
3.70%, 12/15/25	150,000	149,886
1.25%, 01/15/26	100,000	92,358
3.10%, 03/15/26	350,000	342,961
3.45%, 01/15/27	250,000	246,732
2.95%, 10/15/27	100,000	95,919
3.85%, 06/15/28	450,000	448,146
3.88%, 12/15/28	350,000	348,372
4.00%, 05/15/29 (a)	250,000	248,257
2.88%, 08/15/29	400,000	370,052
2.00%, 05/15/30	500,000	428,820
2.30%, 05/15/31 (a)	400,000	346,748
4.20%, 05/15/32 (a)	475,000	475,389
4.63%, 07/15/35	400,000	407,184
5.80%, 03/15/36	200,000	224,566
6.63%, 11/15/37	250,000	303,577
6.88%, 02/15/38	300,000	372,912
3.50%, 08/15/39 (a)	400,000	349,640
2.75%, 05/15/40 (a)	400,000	312,216
5.70%, 10/15/40 (a)	100,000	110,899
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 02/15/41 (a)	150,000	170,099
3.05%, 05/15/41 (a)	500,000	404,710
4.63%, 11/15/41 (a)	173,000	172,194
4.38%, 03/15/42 (a)	150,000	144,095
3.95%, 10/15/42 (a)	250,000	226,127
4.75%, 07/15/45	600,000	605,418
4.20%, 01/15/47 (a)	200,000	187,300
4.25%, 04/15/47 (a)	250,000	235,477
3.75%, 10/15/47 (a)	200,000	174,016
4.25%, 06/15/48 (a)	400,000	375,020
4.45%, 12/15/48 (a)	350,000	336,833
3.70%, 08/15/49 (a)	400,000	342,328
2.90%, 05/15/50 (a)	400,000	298,264
3.25%, 05/15/51 (a)	600,000	472,398
4.75%, 05/15/52 (a)	600,000	601,104
3.88%, 08/15/59 (a)	400,000	345,760
3.13%, 05/15/60 (a)	350,000	257,988
4.95%, 05/15/62 (a)	325,000	329,839
Unum Group
4.00%, 03/15/24	100,000	99,879
4.00%, 06/15/29 (a)	150,000	141,908
5.75%, 08/15/42	150,000	140,994
4.50%, 12/15/49 (a)	150,000	116,765
4.13%, 06/15/51 (a)	200,000	148,026
Voya Financial, Inc.
3.65%, 06/15/26	150,000	145,889
5.70%, 07/15/43	150,000	153,935
4.80%, 06/15/46	75,000	69,636
4.70%, 01/23/48 (a)(b)	100,000	81,849
Willis North America, Inc.
3.60%, 05/15/24 (a)	250,000	247,050
4.50%, 09/15/28 (a)	200,000	192,752
2.95%, 09/15/29 (a)	200,000	171,538
5.05%, 09/15/48 (a)	150,000	139,554
3.88%, 09/15/49 (a)	200,000	156,668
WR Berkley Corp.
4.75%, 08/01/44	150,000	141,297
4.00%, 05/12/50 (a)	100,000	83,354
3.55%, 03/30/52 (a)	150,000	116,073
3.15%, 09/30/61 (a)	100,000	66,744
XLIT Ltd.
5.25%, 12/15/43	100,000	106,048
5.50%, 03/31/45	125,000	130,384
		77,634,299
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	128,142
2.90%, 10/01/30 (a)	250,000	212,157
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,620
4.30%, 01/15/26 (a)	150,000	150,723
3.80%, 04/15/26 (a)	150,000	147,344
3.95%, 01/15/28 (a)	150,000	145,488
4.50%, 07/30/29 (a)	100,000	97,619
2.75%, 12/15/29 (a)	150,000	131,511
4.70%, 07/01/30 (a)	250,000	246,932
4.90%, 12/15/30 (a)	250,000	248,360
3.38%, 08/15/31 (a)	230,000	203,488
2.00%, 05/18/32 (a)	200,000	158,054
1.88%, 02/01/33 (a)	250,000	188,370
2.95%, 03/15/34 (a)	250,000	208,245
4.85%, 04/15/49 (a)	100,000	93,618
4.00%, 02/01/50 (a)	250,000	208,640
3.00%, 05/18/51 (a)	200,000	136,292
3.55%, 03/15/52 (a)	250,000	189,135

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	128,178
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	250,000	244,455
2.25%, 01/15/29 (a)	50,000	46,313
2.85%, 02/01/30 (a)	200,000	189,968
3.88%, 01/30/31 (a)	175,000	172,720
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	181,613
4.90%, 02/15/29 (a)	100,000	97,831
2.38%, 07/15/31 (a)	200,000	160,056
3.63%, 04/15/32 (a)	150,000	131,378
3.38%, 07/15/51 (a)	100,000	69,150
4.30%, 04/15/52 (a)	100,000	80,805
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	100,429
3.50%, 11/15/24 (a)	200,000	197,652
3.45%, 06/01/25 (a)	150,000	147,711
2.90%, 10/15/26 (a)	100,000	95,160
3.35%, 05/15/27 (a)	150,000	143,606
3.20%, 01/15/28 (a)	200,000	188,848
3.30%, 06/01/29 (a)	150,000	139,403
2.30%, 03/01/30 (a)	250,000	215,332
2.45%, 01/15/31 (a)	300,000	259,188
2.05%, 01/15/32 (a)	200,000	166,168
3.90%, 10/15/46 (a)	150,000	130,353
4.35%, 04/15/48 (a)	150,000	138,842
Boston Properties LP
3.13%, 09/01/23 (a)	350,000	347,249
3.80%, 02/01/24 (a)	100,000	99,679
3.20%, 01/15/25 (a)	375,000	365,902
3.65%, 02/01/26 (a)	200,000	194,392
2.75%, 10/01/26 (a)	150,000	139,908
4.50%, 12/01/28 (a)	300,000	291,990
3.40%, 06/21/29 (a)	350,000	313,932
2.90%, 03/15/30 (a)	200,000	169,830
3.25%, 01/30/31 (a)	433,000	372,086
2.55%, 04/01/32 (a)	150,000	119,286
2.45%, 10/01/33 (a)	300,000	230,163
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	148,904
3.95%, 11/15/27 (a)	100,000	94,093
4.55%, 10/01/29 (a)	150,000	143,903
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	246,317
4.13%, 06/15/26 (a)	50,000	48,987
3.90%, 03/15/27 (a)	150,000	144,044
4.13%, 05/15/29 (a)	250,000	233,007
4.05%, 07/01/30 (a)	350,000	315,612
2.50%, 08/16/31 (a)	225,000	177,199
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	122,523
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	147,543
3.15%, 07/01/29 (a)	116,000	106,177
2.80%, 05/15/30 (a)	250,000	221,160
3.35%, 11/01/49 (a)	175,000	136,988
Corporate Office Properties LP
2.25%, 03/15/26 (a)	200,000	181,350
2.00%, 01/15/29 (a)	150,000	121,305
2.75%, 04/15/31 (a)	200,000	162,440
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	247,357
3.13%, 09/01/26 (a)	100,000	95,391
4.38%, 02/15/29 (a)	118,000	114,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/15/30 (a)	200,000	176,200
2.00%, 02/15/31 (a)	250,000	199,675
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	352,939
4.45%, 07/15/28 (a)	200,000	194,124
3.60%, 07/01/29 (a)	325,000	295,158
Duke Realty LP
3.25%, 06/30/26 (a)	50,000	48,225
2.88%, 11/15/29 (a)	150,000	135,257
1.75%, 07/01/30 (a)	250,000	204,842
2.25%, 01/15/32 (a)	150,000	124,958
3.05%, 03/01/50 (a)	200,000	148,832
EPR Properties
4.75%, 12/15/26 (a)	250,000	234,480
4.50%, 06/01/27 (a)	200,000	181,222
4.95%, 04/15/28 (a)	250,000	229,005
3.75%, 08/15/29 (a)	200,000	166,624
ERP Operating LP
3.38%, 06/01/25 (a)	200,000	195,914
2.85%, 11/01/26 (a)	250,000	237,235
3.25%, 08/01/27 (a)	150,000	142,295
3.50%, 03/01/28 (a)	200,000	190,670
4.15%, 12/01/28 (a)	50,000	49,075
3.00%, 07/01/29 (a)	200,000	181,502
2.50%, 02/15/30 (a)	200,000	175,174
4.50%, 07/01/44 (a)	150,000	143,190
4.50%, 06/01/45 (a)	200,000	189,384
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	117,734
Essex Portfolio LP
3.88%, 05/01/24 (a)	150,000	149,769
3.50%, 04/01/25 (a)	300,000	294,573
3.63%, 05/01/27 (a)	150,000	145,394
4.00%, 03/01/29 (a)	250,000	239,237
3.00%, 01/15/30 (a)	150,000	133,182
1.65%, 01/15/31 (a)	150,000	117,543
2.65%, 03/15/32 (a)	200,000	166,186
4.50%, 03/15/48 (a)	114,000	103,074
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	123,720
2.35%, 03/15/32 (a)	200,000	159,398
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	249,597
1.25%, 02/15/26 (a)	150,000	134,360
3.25%, 07/15/27 (a)	200,000	188,084
3.20%, 06/15/29 (a)	100,000	90,275
4.50%, 12/01/44 (a)	250,000	223,097
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	125,171
2.05%, 03/15/31 (a)	200,000	157,654
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	300,000	285,861
3.75%, 07/01/27 (a)	250,000	237,557
2.00%, 03/15/31 (a)	250,000	194,157
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	147,611
4.00%, 06/01/25 (a)	150,000	149,437
3.25%, 07/15/26 (a)	300,000	288,147
3.50%, 07/15/29 (a)	250,000	231,127
3.00%, 01/15/30 (a)	300,000	265,107
6.75%, 02/01/41 (a)	200,000	228,708
Highwoods Realty LP
4.20%, 04/15/29 (a)	300,000	281,187
3.05%, 02/15/30 (a)	150,000	130,485
2.60%, 02/01/31 (a)	150,000	124,008

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	175,000	173,782
4.00%, 06/15/25 (a)	100,000	97,911
4.50%, 02/01/26 (a)	150,000	147,795
3.38%, 12/15/29 (a)	200,000	169,342
3.50%, 09/15/30 (a)	375,000	320,464
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	143,217
4.65%, 04/01/29 (a)	150,000	144,903
3.25%, 01/15/30 (a)	150,000	130,826
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	250,000	210,827
2.00%, 08/15/31 (a)	200,000	154,178
4.15%, 04/15/32 (a)	100,000	90,884
2.70%, 01/15/34 (a)	150,000	115,577
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	148,344
4.75%, 12/15/28 (a)	150,000	147,635
4.25%, 08/15/29 (a)	200,000	189,048
3.05%, 02/15/30 (a)	200,000	171,400
2.50%, 11/15/32 (a)	250,000	195,642
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	422,235
1.90%, 03/01/28 (a)	250,000	216,705
2.70%, 10/01/30 (a)	300,000	258,708
4.25%, 04/01/45 (a)	150,000	126,600
4.45%, 09/01/47 (a)	200,000	175,398
3.70%, 10/01/49 (a)	150,000	117,089
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	96,028
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	206,270
Life Storage LP
3.88%, 12/15/27 (a)	350,000	334,607
4.00%, 06/15/29 (a)	150,000	137,844
2.20%, 10/15/30 (a)	300,000	241,044
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	249,255
4.00%, 11/15/25 (a)	150,000	149,211
3.60%, 06/01/27 (a)	60,000	57,850
4.20%, 06/15/28 (a)	200,000	195,830
3.95%, 03/15/29 (a)	50,000	47,890
2.75%, 03/15/30 (a)	100,000	87,368
1.70%, 02/15/31 (a)	250,000	198,430
2.88%, 09/15/51 (a)	150,000	104,570
National Health Investors, Inc.
3.00%, 02/01/31 (a)	175,000	135,644
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	99,834
3.60%, 12/15/26 (a)	150,000	144,692
3.50%, 10/15/27 (a)	125,000	117,176
4.30%, 10/15/28 (a)	200,000	194,502
2.50%, 04/15/30 (a)	100,000	85,212
4.80%, 10/15/48 (a)	135,000	125,920
3.10%, 04/15/50 (a)	150,000	104,466
3.00%, 04/15/52 (a)	200,000	138,120
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	145,962
4.50%, 02/01/25 (a)	167,000	160,185
2.65%, 06/15/26 (a)	200,000	170,242
3.45%, 10/15/31 (a)	150,000	111,905
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	500,000	502,065
4.50%, 01/15/25 (a)	50,000	49,503
5.25%, 01/15/26 (a)	100,000	99,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/27 (a)	100,000	95,220
4.75%, 01/15/28 (a)	93,000	88,400
3.63%, 10/01/29 (a)	150,000	126,908
3.38%, 02/01/31 (a)	250,000	203,137
3.25%, 04/15/33 (a)	300,000	227,301
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	294,612
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	200,000	166,282
2.75%, 04/01/32 (a)	100,000	77,328
Prologis LP
3.25%, 10/01/26 (a)	150,000	146,042
4.38%, 02/01/29 (a)	25,000	25,001
2.25%, 04/15/30 (a)	350,000	303,096
1.25%, 10/15/30 (a)	350,000	278,939
1.63%, 03/15/31 (a)	200,000	161,894
3.00%, 04/15/50 (a)	300,000	228,054
2.13%, 10/15/50 (a)	300,000	191,721
Public Storage
0.88%, 02/15/26 (a)	200,000	178,768
1.50%, 11/09/26 (a)	150,000	135,591
3.09%, 09/15/27 (a)	250,000	237,507
3.39%, 05/01/29 (a)	300,000	279,279
2.30%, 05/01/31 (a)	250,000	210,582
2.25%, 11/09/31 (a)	200,000	165,960
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	201,922
3.88%, 07/15/24 (a)	300,000	300,306
4.63%, 11/01/25 (a)	250,000	253,675
0.75%, 03/15/26 (a)	150,000	132,270
4.13%, 10/15/26 (a)	50,000	49,810
3.00%, 01/15/27 (a)	300,000	284,589
3.95%, 08/15/27 (a)	300,000	293,748
3.40%, 01/15/28 (a)	150,000	142,001
3.65%, 01/15/28 (a)	300,000	288,546
3.10%, 12/15/29 (a)	100,000	91,107
3.25%, 01/15/31 (a)	400,000	365,104
2.85%, 12/15/32 (a)	200,000	171,684
4.65%, 03/15/47 (a)	200,000	194,944
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	242,607
4.13%, 03/15/28 (a)	200,000	192,884
2.95%, 09/15/29 (a)	150,000	132,168
3.70%, 06/15/30 (a)	50,000	45,425
4.40%, 02/01/47 (a)	175,000	154,553
4.65%, 03/15/49 (a)	50,000	45,001
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	139,979
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	350,000	275,166
Sabra Health Care LP
5.13%, 08/15/26 (a)	200,000	194,484
3.90%, 10/15/29 (a)	125,000	110,525
3.20%, 12/01/31 (a)	250,000	198,752
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	121,836
Simon Property Group LP
3.75%, 02/01/24 (a)	350,000	349,559
2.00%, 09/13/24 (a)	175,000	167,596
3.38%, 10/01/24 (a)	100,000	99,099
3.50%, 09/01/25 (a)	300,000	293,238
3.30%, 01/15/26 (a)	300,000	290,406
3.25%, 11/30/26 (a)	200,000	191,192
3.38%, 06/15/27 (a)	350,000	332,419
3.38%, 12/01/27 (a)	100,000	94,036

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 02/01/28 (a)	350,000	299,050
2.45%, 09/13/29 (a)	550,000	467,203
2.65%, 07/15/30 (a)	100,000	84,935
2.20%, 02/01/31 (a)	100,000	81,268
6.75%, 02/01/40 (a)	270,000	306,061
4.75%, 03/15/42 (a)	250,000	230,705
4.25%, 10/01/44 (a)	200,000	170,882
4.25%, 11/30/46 (a)	100,000	86,266
3.25%, 09/13/49 (a)	450,000	328,432
3.80%, 07/15/50 (a)	300,000	241,476
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	145,947
4.25%, 02/01/26 (a)	200,000	196,284
4.70%, 06/01/27 (a)	154,000	151,550
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	59,213
3.20%, 01/15/27 (a)	200,000	184,098
3.40%, 01/15/30 (a)	250,000	216,255
3.20%, 02/15/31 (a)	250,000	209,310
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	83,213
4.63%, 03/15/29 (a)	150,000	146,913
2.75%, 11/18/30 (a)	150,000	123,528
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	128,505
2.70%, 07/15/31 (a)	200,000	161,274
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	141,170
3.88%, 07/15/27 (a)	150,000	142,082
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	141,339
3.50%, 01/15/28 (a)	145,000	136,868
4.40%, 01/26/29 (a)	300,000	293,490
3.00%, 08/15/31 (a)	400,000	342,500
2.10%, 08/01/32 (a)	100,000	78,217
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	99,018
3.75%, 05/01/24 (a)	150,000	149,143
2.65%, 01/15/25 (a)	150,000	143,708
3.50%, 02/01/25 (a)	250,000	244,327
4.13%, 01/15/26 (a)	150,000	148,493
3.25%, 10/15/26 (a)	250,000	236,530
4.00%, 03/01/28 (a)	300,000	287,376
4.40%, 01/15/29 (a)	250,000	240,552
4.75%, 11/15/30 (a)	300,000	293,262
5.70%, 09/30/43 (a)	150,000	153,460
4.88%, 04/15/49 (a)	150,000	139,916
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	145,601
2.15%, 06/01/26 (a)	150,000	133,716
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	302,181
3.63%, 03/15/24 (a)	300,000	297,777
4.00%, 06/01/25 (a)	200,000	198,946
4.25%, 04/01/26 (a)	400,000	396,496
2.70%, 02/15/27 (a)	100,000	92,555
4.13%, 03/15/29 (a)	400,000	379,276
3.10%, 01/15/30 (a)	150,000	132,438
2.75%, 01/15/31 (a)	300,000	253,563
6.50%, 03/15/41 (a)	300,000	337,032
4.95%, 09/01/48 (a)	200,000	190,444
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	85,577
4.00%, 02/01/25 (a)	400,000	398,884
3.85%, 07/15/29 (a)	100,000	93,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 02/01/31 (a)	200,000	163,730
2.25%, 04/01/33 (a)	150,000	115,763
		51,927,077
		586,779,398

Industrial 13.9%
Basic Industry 0.6%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	19,961
1.50%, 10/15/25 (a)	250,000	235,627
1.85%, 05/15/27 (a)	300,000	273,606
2.05%, 05/15/30 (a)	250,000	216,718
2.70%, 05/15/40 (a)	300,000	238,971
2.80%, 05/15/50 (a)	250,000	188,933
Albemarle Corp.
5.45%, 12/01/44 (a)	100,000	97,549
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	500,000	416,250
ArcelorMittal S.A.
4.25%, 07/16/29	200,000	190,108
7.00%, 10/15/39	350,000	359,285
Barrick Gold Corp.
5.25%, 04/01/42	100,000	98,917
Barrick North America Finance LLC
5.70%, 05/30/41	450,000	466,096
5.75%, 05/01/43	200,000	208,752
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	424,684
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	200,000	201,544
6.42%, 03/01/26	100,000	108,489
4.13%, 02/24/42	275,000	256,226
5.00%, 09/30/43	850,000	875,245
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	206,064
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	139,478
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	98,760
1.40%, 08/05/26 (a)	150,000	129,222
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	199,336
3.88%, 11/02/27 (a)	200,000	184,706
5.50%, 11/02/47 (a)	200,000	167,260
CF Industries, Inc.
5.15%, 03/15/34	350,000	342,856
5.38%, 03/15/44	300,000	280,602
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	50,274
7.38%, 11/01/29	450,000	520,069
2.10%, 11/15/30 (a)	250,000	206,415
4.25%, 10/01/34 (a)	300,000	285,186
5.25%, 11/15/41 (a)	300,000	297,312
4.38%, 11/15/42 (a)	450,000	396,765
4.63%, 10/01/44 (a)	150,000	136,508
5.55%, 11/30/48 (a)	350,000	355,425
4.80%, 05/15/49 (a)	300,000	275,382
3.60%, 11/15/50 (a)	250,000	191,198
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	800,000	804,992
4.49%, 11/15/25 (a)	625,000	629,787
4.73%, 11/15/28 (a)	750,000	753,457

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 11/15/38 (a)	500,000	495,630
5.42%, 11/15/48 (a)	655,000	651,620
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	247,250
4.80%, 09/01/42 (a)	250,000	225,892
4.65%, 10/15/44 (a)	220,000	190,958
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	288,249
3.25%, 12/01/27 (a)	450,000	438,759
4.80%, 03/24/30 (a)	50,000	51,878
1.30%, 01/30/31 (a)	300,000	240,951
2.13%, 02/01/32 (a)	250,000	211,188
2.13%, 08/15/50 (a)	250,000	161,315
2.70%, 12/15/51 (a)	250,000	179,258
2.75%, 08/18/55 (a)	264,000	185,405
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	187,814
2.30%, 07/15/30 (a)	150,000	130,145
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	99,286
5.50%, 01/17/27	250,000	248,087
FMC Corp.
3.20%, 10/01/26 (a)	150,000	142,928
3.45%, 10/01/29 (a)	200,000	182,002
4.50%, 10/01/49 (a)	250,000	214,735
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	500,000	496,540
4.13%, 03/01/28 (a)	300,000	278,637
4.63%, 08/01/30 (a)	550,000	510,433
5.40%, 11/14/34 (a)	300,000	293,337
5.45%, 03/15/43 (a)	500,000	463,210
Georgia-Pacific LLC
8.00%, 01/15/24	300,000	318,249
7.75%, 11/15/29	250,000	301,665
Huntsman International LLC
4.50%, 05/01/29 (a)	300,000	282,807
2.95%, 06/15/31 (a)	150,000	124,653
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	244,580
4.38%, 06/01/47 (a)	50,000	42,926
5.00%, 09/26/48 (a)	300,000	280,767
International Paper Co.
7.30%, 11/15/39	200,000	234,350
6.00%, 11/15/41 (a)	200,000	208,472
4.80%, 06/15/44 (a)	250,000	232,615
5.15%, 05/15/46 (a)	200,000	198,200
4.40%, 08/15/47 (a)	200,000	178,710
4.35%, 08/15/48 (a)	250,000	222,340
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	256,052
4.50%, 07/15/27 (a)	150,000	146,237
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	196,810
3.20%, 01/30/26 (a)	350,000	348,680
1.10%, 08/10/30 (a)	200,000	160,460
3.55%, 11/07/42 (a)	150,000	130,254
2.00%, 08/10/50 (a)	100,000	63,446
Lubrizol Corp.
6.50%, 10/01/34	96,000	114,280
LYB International Finance BV
4.00%, 07/15/23	148,000	147,851
5.25%, 07/15/43	250,000	234,045
4.88%, 03/15/44 (a)	250,000	226,365
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	191,582
LYB International Finance III LLC
2.25%, 10/01/30 (a)	200,000	165,144
3.38%, 10/01/40 (a)	250,000	192,368
4.20%, 10/15/49 (a)	350,000	285,918
4.20%, 05/01/50 (a)	300,000	244,683
3.63%, 04/01/51 (a)	250,000	185,095
3.80%, 10/01/60 (a)	175,000	124,744
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	250,000	255,835
4.63%, 02/26/55 (a)	350,000	299,600
Mosaic Co.
4.25%, 11/15/23 (a)	100,000	100,713
4.05%, 11/15/27 (a)	250,000	244,685
5.45%, 11/15/33 (a)	150,000	155,840
4.88%, 11/15/41 (a)	150,000	137,381
5.63%, 11/15/43 (a)	200,000	205,976
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	165,342
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	221,665
2.25%, 10/01/30 (a)	350,000	291,364
5.88%, 04/01/35	250,000	264,455
6.25%, 10/01/39	325,000	357,861
4.88%, 03/15/42 (a)	350,000	336,780
5.45%, 06/09/44 (a)	175,000	176,761
Nucor Corp.
2.00%, 06/01/25 (a)	150,000	141,525
3.95%, 05/01/28 (a)	200,000	194,330
2.70%, 06/01/30 (a)	250,000	217,028
6.40%, 12/01/37	100,000	113,138
2.98%, 12/15/55 (a)	400,000	271,644
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,731
4.20%, 04/01/29 (a)	250,000	243,150
4.13%, 03/15/35 (a)	300,000	278,895
5.88%, 12/01/36	100,000	111,205
5.63%, 12/01/40	50,000	52,251
6.13%, 01/15/41 (a)	200,000	219,946
4.90%, 06/01/43 (a)	200,000	194,596
5.25%, 01/15/45 (a)	225,000	225,670
5.00%, 04/01/49 (a)	50,000	49,798
3.95%, 05/13/50 (a)	300,000	259,548
Packaging Corp. of America
3.65%, 09/15/24 (a)	200,000	198,774
3.40%, 12/15/27 (a)	200,000	192,592
4.05%, 12/15/49 (a)	150,000	124,457
3.05%, 10/01/51 (a)	200,000	142,276
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	97,402
3.75%, 03/15/28 (a)	300,000	294,072
2.80%, 08/15/29 (a)	150,000	136,268
2.55%, 06/15/30 (a)	100,000	88,286
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,313
2.15%, 08/15/30 (a)	250,000	202,580
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	335,553
6.13%, 12/15/33	50,000	56,955
5.75%, 06/01/35	50,000	55,113
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	288,100
5.20%, 11/02/40	350,000	365,144
2.75%, 11/02/51 (a)	200,000	145,484

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	399,740
4.13%, 08/21/42 (a)	150,000	138,831
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	240,312
4.25%, 01/15/48 (a)	250,000	214,715
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	248,192
3.45%, 08/01/25 (a)	100,000	98,543
3.45%, 06/01/27 (a)	650,000	620,893
2.95%, 08/15/29 (a)	300,000	268,770
2.30%, 05/15/30 (a)	200,000	168,856
4.55%, 08/01/45 (a)	150,000	132,537
4.50%, 06/01/47 (a)	500,000	443,290
3.80%, 08/15/49 (a)	200,000	160,936
3.30%, 05/15/50 (a)	200,000	148,440
Southern Copper Corp.
3.88%, 04/23/25	200,000	198,212
7.50%, 07/27/35	350,000	415,555
6.75%, 04/16/40	450,000	507,928
5.25%, 11/08/42	300,000	292,275
5.88%, 04/23/45	345,000	358,969
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	142,119
5.00%, 12/15/26 (a)	150,000	148,622
1.65%, 10/15/27 (a)	100,000	85,881
3.45%, 04/15/30 (a)	250,000	222,825
3.25%, 01/15/31 (a)	200,000	174,048
3.25%, 10/15/50 (a)	150,000	104,207
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	543,306
5.00%, 01/15/30 (a)	500,000	455,750
3.75%, 01/15/31 (a)	250,000	202,165
3.13%, 01/15/32 (a)	350,000	264,169
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	230,080
6.00%, 08/15/40 (a)	190,000	190,397
5.40%, 02/01/43 (a)	100,000	93,960
Vale Overseas Ltd.
6.25%, 08/10/26	550,000	574,997
3.75%, 07/08/30 (a)	500,000	437,795
6.88%, 11/21/36	523,000	561,101
6.88%, 11/10/39	375,000	400,436
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	243,647
3.38%, 06/15/30 (a)	150,000	135,206
2.88%, 08/15/41 (a)	75,000	53,295
5.00%, 08/15/46 (a)	225,000	213,235
4.38%, 11/15/47 (a)	180,000	155,563
3.13%, 08/15/51 (a)	200,000	139,726
3.38%, 08/15/61 (a)	200,000	135,830
WestRock MWV LLC
8.20%, 01/15/30	40,000	47,553
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	221,824
4.00%, 11/15/29 (a)	175,000	166,061
7.38%, 03/15/32	450,000	521,208
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	244,095
3.75%, 03/15/25 (a)	200,000	198,114
4.65%, 03/15/26 (a)	350,000	352,271
3.90%, 06/01/28 (a)	250,000	241,807
4.90%, 03/15/29 (a)	300,000	302,145
4.20%, 06/01/32 (a)	250,000	237,072
3.00%, 06/15/33 (a)	250,000	211,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	120,951
		47,133,760
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	250,000	250,352
2.00%, 02/14/25 (a)	450,000	433,552
2.65%, 04/15/25 (a)	200,000	195,436
3.00%, 08/07/25	100,000	98,505
2.25%, 09/19/26 (a)	100,000	94,593
2.88%, 10/15/27 (a)	300,000	288,513
3.38%, 03/01/29 (a)	150,000	144,420
2.38%, 08/26/29 (a)	350,000	313,607
3.05%, 04/15/30 (a)	200,000	186,008
3.13%, 09/19/46 (a)	200,000	158,000
3.63%, 10/15/47 (a)	250,000	214,228
4.00%, 09/14/48 (a)	450,000	407,925
3.25%, 08/26/49 (a)	300,000	239,694
3.70%, 04/15/50 (a)(e)	250,000	216,020
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	196,446
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	159,166
Allegion PLC
3.50%, 10/01/29 (a)	110,000	97,770
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	340,662
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	76,926
4.50%, 05/15/28 (a)	300,000	295,590
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	205,305
2.69%, 05/25/31 (a)	250,000	204,265
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	190,612
4.35%, 06/01/29 (a)	200,000	196,662
2.80%, 02/15/30 (a)	300,000	261,438
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	200,558
2.65%, 04/30/30 (a)	200,000	167,272
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	142,145
1.57%, 01/15/26 (a)	600,000	535,944
1.65%, 01/15/27 (a)	100,000	87,401
Boeing Co.
1.95%, 02/01/24	350,000	338,250
1.43%, 02/04/24 (a)	900,000	861,426
2.80%, 03/01/24 (a)	150,000	147,221
2.85%, 10/30/24 (a)	100,000	97,373
4.88%, 05/01/25 (a)	1,100,000	1,096,238
2.60%, 10/30/25 (a)	100,000	93,548
2.75%, 02/01/26 (a)	500,000	464,670
2.20%, 02/04/26 (a)	1,750,000	1,580,092
3.10%, 05/01/26 (a)	200,000	187,232
2.25%, 06/15/26 (a)	50,000	45,157
2.70%, 02/01/27 (a)	300,000	267,084
2.80%, 03/01/27 (a)	100,000	89,762
5.04%, 05/01/27 (a)	650,000	642,395
3.25%, 03/01/28 (a)	100,000	90,007
3.45%, 11/01/28 (a)	150,000	134,117
3.20%, 03/01/29 (a)	350,000	303,891
2.95%, 02/01/30 (a)	250,000	207,833
5.15%, 05/01/30 (a)	1,400,000	1,344,042
3.63%, 02/01/31 (a)	500,000	432,920

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 02/15/33	150,000	153,561
3.60%, 05/01/34 (a)	250,000	200,115
3.25%, 02/01/35 (a)	250,000	190,655
3.55%, 03/01/38 (a)	150,000	110,160
3.50%, 03/01/39 (a)	150,000	108,999
6.88%, 03/15/39	100,000	104,590
5.88%, 02/15/40	150,000	141,594
5.71%, 05/01/40 (a)	900,000	842,823
3.65%, 03/01/47 (a)	100,000	68,376
3.63%, 03/01/48 (a)	100,000	67,465
3.85%, 11/01/48 (a)	150,000	107,204
3.90%, 05/01/49 (a)	150,000	107,336
3.75%, 02/01/50 (a)	425,000	300,003
5.81%, 05/01/50 (a)	1,700,000	1,567,536
3.83%, 03/01/59 (a)	100,000	65,081
3.95%, 08/01/59 (a)	340,000	230,000
5.93%, 05/01/60 (a)	1,100,000	1,014,321
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	96,590
3.50%, 12/01/24 (a)	400,000	395,256
2.75%, 03/01/30 (a)	250,000	210,233
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	427,608
2.49%, 02/15/27 (a)	89,000	81,338
2.72%, 02/15/30 (a)	700,000	606,452
2.70%, 02/15/31 (a)(c)	250,000	211,970
3.38%, 04/05/40 (a)	500,000	392,980
3.58%, 04/05/50 (a)(c)	550,000	417,967
Caterpillar Financial Services Corp.
0.65%, 07/07/23	500,000	487,730
0.45%, 09/14/23	400,000	388,268
3.75%, 11/24/23	200,000	201,810
3.65%, 12/07/23	100,000	100,765
2.85%, 05/17/24	150,000	148,743
3.30%, 06/09/24	250,000	250,047
0.60%, 09/13/24	200,000	188,320
2.15%, 11/08/24	450,000	437,112
3.25%, 12/01/24	100,000	99,969
1.45%, 05/15/25	300,000	283,428
0.80%, 11/13/25	500,000	454,775
0.90%, 03/02/26	300,000	272,883
1.10%, 09/14/27	450,000	395,370
Caterpillar, Inc.
3.40%, 05/15/24 (a)	600,000	602,286
2.60%, 04/09/30 (a)	250,000	227,092
6.05%, 08/15/36	325,000	377,114
5.20%, 05/27/41	275,000	296,931
3.80%, 08/15/42	250,000	228,845
4.30%, 05/15/44 (a)	175,000	169,971
3.25%, 09/19/49 (a)	400,000	329,272
3.25%, 04/09/50 (a)	400,000	331,216
4.75%, 05/15/64 (a)	200,000	203,546
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	97,741
4.20%, 01/15/24	240,000	240,170
1.88%, 01/15/26 (a)	200,000	181,644
CNH Industrial NV
4.50%, 08/15/23	250,000	252,350
3.85%, 11/15/27 (a)	250,000	235,807
Crane Co.
4.20%, 03/15/48 (a)	150,000	122,705
Deere & Co.
2.75%, 04/15/25 (a)	500,000	489,530
5.38%, 10/16/29	250,000	271,782
3.10%, 04/15/30 (a)	350,000	327,393
7.13%, 03/03/31	150,000	181,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/09/42 (a)	250,000	235,370
2.88%, 09/07/49 (a)	200,000	157,672
3.75%, 04/15/50 (a)	300,000	274,821
Dover Corp.
2.95%, 11/04/29 (a)	150,000	136,725
5.38%, 10/15/35	100,000	103,742
5.38%, 03/01/41 (a)	150,000	152,273
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	197,540
Eaton Corp.
4.00%, 11/02/32	200,000	194,530
4.15%, 11/02/42	350,000	315,353
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	177,108
1.80%, 10/15/27 (a)	350,000	314,065
1.95%, 10/15/30 (a)	200,000	168,744
2.20%, 12/21/31 (a)	250,000	211,725
5.25%, 11/15/39	140,000	149,034
2.75%, 10/15/50 (a)	300,000	217,158
2.80%, 12/21/51 (a)	250,000	183,083
Flowserve Corp.
3.50%, 10/01/30 (a)	350,000	298,144
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	236,912
4.30%, 06/15/46 (a)	250,000	219,045
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	200,774
4.00%, 06/15/25 (a)	250,000	247,000
3.25%, 09/15/29 (a)	200,000	173,116
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	241,167
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	195,088
4.42%, 11/15/35	2,300,000	2,154,111
General Dynamics Corp.
1.88%, 08/15/23 (a)	200,000	197,478
2.38%, 11/15/24 (a)	100,000	97,454
3.25%, 04/01/25 (a)	250,000	248,142
3.50%, 05/15/25 (a)	250,000	249,490
2.13%, 08/15/26 (a)	250,000	234,867
3.50%, 04/01/27 (a)	250,000	245,980
2.63%, 11/15/27 (a)	150,000	140,511
3.75%, 05/15/28 (a)	400,000	394,208
3.63%, 04/01/30 (a)	350,000	339,349
2.25%, 06/01/31 (a)	200,000	174,644
4.25%, 04/01/40 (a)	300,000	287,322
3.60%, 11/15/42 (a)	150,000	129,935
4.25%, 04/01/50 (a)	175,000	168,312
General Electric Co.
6.75%, 03/15/32	808,000	904,322
5.88%, 01/14/38	100,000	104,387
6.88%, 01/10/39	100,000	113,819
4.35%, 05/01/50 (a)	175,000	152,464
Honeywell International, Inc.
3.35%, 12/01/23	100,000	100,340
2.30%, 08/15/24 (a)	250,000	245,580
1.35%, 06/01/25 (a)	400,000	377,356
2.50%, 11/01/26 (a)	550,000	525,866
1.10%, 03/01/27 (a)	250,000	222,488
2.70%, 08/15/29 (a)	250,000	230,032
1.95%, 06/01/30 (a)	500,000	430,160
1.75%, 09/01/31 (a)	500,000	414,270
5.70%, 03/15/37	200,000	227,666
3.81%, 11/21/47 (a)	200,000	182,738
2.80%, 06/01/50 (a)(e)	250,000	193,373

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,712
3.15%, 08/15/27 (a)	100,000	94,417
3.50%, 02/15/28 (a)	150,000	144,156
2.30%, 03/15/31 (a)	150,000	126,440
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)	250,000	241,090
3.48%, 12/01/27 (a)	240,000	225,199
4.20%, 05/01/30 (a)	250,000	235,790
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	305,564
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	115,000	115,499
2.65%, 11/15/26 (a)	450,000	430,393
4.88%, 09/15/41 (a)	150,000	154,350
3.90%, 09/01/42 (a)	350,000	310,765
John Deere Capital Corp.
0.70%, 07/05/23	50,000	48,841
0.40%, 10/10/23	150,000	145,215
3.45%, 01/10/24	200,000	200,764
2.60%, 03/07/24	500,000	494,935
2.65%, 06/24/24	475,000	470,616
2.05%, 01/09/25	250,000	242,247
2.13%, 03/07/25	250,000	241,672
3.45%, 03/13/25	75,000	75,177
3.40%, 06/06/25	250,000	249,275
3.40%, 09/11/25	200,000	199,528
0.70%, 01/15/26	200,000	180,952
2.65%, 06/10/26	200,000	192,744
1.05%, 06/17/26	250,000	226,535
2.25%, 09/14/26	400,000	376,844
1.75%, 03/09/27	150,000	136,979
2.80%, 09/08/27	350,000	334,113
3.05%, 01/06/28	50,000	48,006
3.45%, 03/07/29	200,000	193,560
2.80%, 07/18/29	400,000	368,696
2.45%, 01/09/30	200,000	179,628
2.00%, 06/17/31	200,000	170,216
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	148,835
3.90%, 02/14/26 (a)	183,000	182,228
1.75%, 09/15/30 (a)	150,000	122,393
6.00%, 01/15/36	382,000	416,743
4.63%, 07/02/44 (a)	200,000	180,612
5.13%, 09/14/45 (a)	174,000	168,663
4.50%, 02/15/47 (a)	50,000	43,890
Kennametal, Inc.
4.63%, 06/15/28 (a)	300,000	293,031
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	100,000	100,465
3.83%, 04/27/25 (a)	200,000	197,948
3.85%, 12/15/26 (a)	200,000	196,378
4.40%, 06/15/28 (a)	545,000	536,040
2.90%, 12/15/29 (a)	150,000	134,283
1.80%, 01/15/31 (a)	200,000	159,650
4.85%, 04/27/35 (a)	200,000	198,084
6.15%, 12/15/40	50,000	55,293
5.05%, 04/27/45 (a)	100,000	97,628
Lafarge S.A.
7.13%, 07/15/36	150,000	178,098
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	189,650
4.40%, 03/15/29 (a)	226,000	219,842
3.50%, 11/15/51 (a)	150,000	113,910
Legrand France S.A.
8.50%, 02/15/25	200,000	221,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	91,779
1.70%, 08/01/27 (a)	300,000	262,770
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	225,423
1.85%, 06/15/30 (a)	300,000	256,251
3.60%, 03/01/35 (a)	100,000	92,421
4.50%, 05/15/36 (a)	100,000	100,052
6.15%, 09/01/36	300,000	347,988
5.72%, 06/01/40	165,000	183,332
4.07%, 12/15/42	450,000	418,144
3.80%, 03/01/45 (a)	350,000	309,561
4.70%, 05/15/46 (a)	350,000	354,746
2.80%, 06/15/50 (a)	250,000	187,350
4.09%, 09/15/52 (a)	525,000	490,733
4.15%, 06/15/53 (a)	200,000	187,548
4.30%, 06/15/62 (a)	200,000	188,908
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	250,000	241,595
4.25%, 07/02/24 (a)	100,000	100,599
3.45%, 06/01/27 (a)	25,000	23,875
3.50%, 12/15/27 (a)	150,000	141,954
2.50%, 03/15/30 (a)	200,000	168,846
2.40%, 07/15/31 (a)	400,000	327,060
4.25%, 12/15/47 (a)	300,000	250,959
Masco Corp.
2.00%, 10/01/30 (a)	350,000	277,368
4.50%, 05/15/47 (a)	300,000	256,968
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	200,000	179,154
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	250,010
2.93%, 01/15/25 (a)	550,000	538,686
3.20%, 02/01/27 (a)	300,000	288,513
3.25%, 01/15/28 (a)	450,000	427,698
4.40%, 05/01/30 (a)	300,000	300,003
5.15%, 05/01/40 (a)	100,000	101,492
5.05%, 11/15/40	150,000	150,641
4.75%, 06/01/43	300,000	288,099
3.85%, 04/15/45 (a)	200,000	169,460
4.03%, 10/15/47 (a)	700,000	622,958
5.25%, 05/01/50 (a)	300,000	318,306
nVent Finance Sarl
4.55%, 04/15/28 (a)	200,000	193,736
2.75%, 11/15/31 (a)	100,000	81,277
Oshkosh Corp.
3.10%, 03/01/30 (a)	150,000	128,829
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	473,555
2.29%, 04/05/27 (a)	200,000	181,742
2.57%, 02/15/30 (a)	500,000	432,715
3.11%, 02/15/40 (a)	50,000	38,850
3.36%, 02/15/50 (a)	300,000	226,920
Owens Corning
3.40%, 08/15/26 (a)	225,000	214,893
3.95%, 08/15/29 (a)	150,000	139,184
3.88%, 06/01/30 (a)	100,000	91,640
7.00%, 12/01/36	145,000	159,944
4.30%, 07/15/47 (a)	200,000	164,252
4.40%, 01/30/48 (a)	150,000	124,374
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	200,000	195,604
3.65%, 06/15/24	400,000	397,468
3.25%, 03/01/27 (a)	100,000	95,565
4.25%, 09/15/27 (a)	400,000	398,024
3.25%, 06/14/29 (a)	370,000	338,702

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 11/21/34 (a)	150,000	140,145
6.25%, 05/15/38	150,000	164,489
4.45%, 11/21/44 (a)	200,000	179,680
4.10%, 03/01/47 (a)	150,000	128,325
4.00%, 06/14/49 (a)	250,000	211,808
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	143,871
Precision Castparts Corp.
3.25%, 06/15/25 (a)	200,000	199,362
3.90%, 01/15/43 (a)	250,000	222,502
4.38%, 06/15/45 (a)	139,000	133,297
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	200,000	200,902
3.20%, 03/15/24 (a)	250,000	249,487
3.95%, 08/16/25 (a)	500,000	502,330
2.65%, 11/01/26 (a)	250,000	239,187
3.50%, 03/15/27 (a)	200,000	195,524
3.13%, 05/04/27 (a)	350,000	335,205
4.13%, 11/16/28 (a)	900,000	889,596
7.50%, 09/15/29	250,000	297,392
2.25%, 07/01/30 (a)	450,000	388,399
1.90%, 09/01/31 (a)	350,000	287,199
5.40%, 05/01/35	250,000	266,082
6.05%, 06/01/36	100,000	113,244
6.13%, 07/15/38	200,000	226,230
4.45%, 11/16/38 (a)	300,000	288,738
5.70%, 04/15/40	200,000	217,740
4.88%, 10/15/40 (c)	150,000	149,175
4.70%, 12/15/41	200,000	192,818
4.50%, 06/01/42	1,000,000	953,880
4.80%, 12/15/43 (a)	165,000	162,989
4.15%, 05/15/45 (a)	425,000	379,601
3.75%, 11/01/46 (a)	350,000	298,266
4.35%, 04/15/47 (a)	350,000	324,992
4.05%, 05/04/47 (a)	250,000	222,615
4.63%, 11/16/48 (a)	350,000	342,195
3.13%, 07/01/50 (a)	300,000	231,003
2.82%, 09/01/51 (a)	350,000	251,107
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	339,416
0.88%, 11/15/25 (a)	150,000	135,534
2.90%, 07/01/26 (a)	200,000	191,180
3.38%, 11/15/27 (a)	600,000	573,546
3.95%, 05/15/28 (a)	75,000	73,821
2.30%, 03/01/30 (a)	250,000	214,740
1.45%, 02/15/31 (a)	250,000	196,685
1.75%, 02/15/32 (a)	250,000	197,228
6.20%, 03/01/40	100,000	111,424
3.05%, 03/01/50 (a)	150,000	111,854
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	96,350
1.75%, 08/15/31 (a)	200,000	163,926
4.20%, 03/01/49 (a)	250,000	231,840
2.80%, 08/15/61 (a)	150,000	99,423
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	150,000	145,604
1.00%, 09/15/25 (a)	250,000	226,185
3.85%, 12/15/25 (a)	300,000	298,314
3.80%, 12/15/26 (a)	150,000	146,934
1.40%, 09/15/27 (a)	350,000	300,104
4.20%, 09/15/28 (a)	50,000	49,059
2.95%, 09/15/29 (a)	400,000	353,156
2.00%, 06/30/30 (a)	250,000	202,328
1.75%, 02/15/31 (a)	250,000	195,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	91,557
3.10%, 05/01/50 (a)	200,000	157,714
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	117,233
3.13%, 05/01/30 (a)	400,000	350,628
2.85%, 02/01/32 (a)	100,000	83,673
5.75%, 11/01/40 (a)	130,000	133,228
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	145,409
3.40%, 03/01/26 (a)	100,000	98,461
4.25%, 11/15/28 (a)	150,000	150,201
2.30%, 03/15/30 (a)	350,000	301,049
5.20%, 09/01/40	109,000	111,472
4.85%, 11/15/48 (a)	200,000	200,610
2.75%, 11/15/50 (a)	250,000	172,785
4.00%, 03/15/60 (a)(b)	350,000	305,795
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	224,512
2.75%, 04/01/31 (a)	375,000	313,774
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	100,523
3.88%, 03/01/25 (a)	100,000	99,563
4.00%, 03/15/26 (a)	150,000	148,458
3.65%, 03/15/27 (a)	200,000	193,858
3.38%, 03/01/28 (a)	100,000	94,897
3.90%, 09/17/29 (a)	200,000	188,970
2.45%, 03/15/31 (a)	150,000	123,410
Timken Co.
3.88%, 09/01/24 (a)	150,000	148,806
4.50%, 12/15/28 (a)	150,000	147,597
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	284,073
5.75%, 06/15/43	200,000	208,084
4.30%, 02/21/48 (a)	150,000	133,200
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	200,000	187,894
4.65%, 11/01/44 (a)	100,000	90,929
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	279,204
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	180,000	167,312
5.25%, 10/01/54 (a)	100,000	97,092
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	175,536
2.40%, 04/01/28 (a)	200,000	167,084
2.95%, 04/01/31 (a)	225,000	176,002
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	197,222
3.50%, 06/01/30 (a)	250,000	225,742
4.50%, 06/15/47 (a)	250,000	222,897
4.70%, 03/01/48 (a)	150,000	137,900
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	197,598
3.50%, 05/01/29 (a)	209,000	196,880
2.60%, 02/01/30 (a)	250,000	218,895
2.20%, 01/15/32 (a)	200,000	164,402
3.20%, 06/01/32 (a)	250,000	223,022
2.95%, 01/15/52 (a)	300,000	216,294
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	273,528
3.15%, 11/15/27 (a)	300,000	288,126
1.15%, 03/15/28 (a)	250,000	213,060
1.50%, 03/15/31 (a)	50,000	39,876
4.10%, 03/01/45 (a)	250,000	225,795

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 07/15/49 (a)	300,000	275,529
2.50%, 11/15/50 (a)	300,000	205,629
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	300,000	299,514
3.20%, 06/15/25 (a)	200,000	191,044
3.45%, 11/15/26 (a)	125,000	114,899
4.95%, 09/15/28 (a)(f)	450,000	433,192
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	286,005
4.60%, 06/15/45 (a)	150,000	143,688
4.20%, 05/15/47 (a)	350,000	321,881
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	179,060
1.95%, 01/30/28 (a)	100,000	88,541
2.25%, 01/30/31 (a)	250,000	208,485
4.38%, 11/01/46 (a)	145,000	132,102
		97,642,362
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	295,269
3.40%, 06/15/27 (a)	150,000	145,811
1.35%, 09/15/30 (a)	175,000	140,623
4.50%, 06/15/47 (a)	78,000	75,746
2.50%, 09/15/50 (a)	500,000	343,640
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	300,000	285,876
2.88%, 05/07/30 (a)	350,000	313,656
6.38%, 03/01/35	350,000	399,994
6.13%, 11/15/37	150,000	163,326
6.13%, 03/30/40	600,000	665,820
4.38%, 07/16/42	300,000	273,660
4.38%, 04/22/49 (a)	350,000	328,030
American Tower Corp.
5.00%, 02/15/24	350,000	354,473
3.38%, 05/15/24 (a)	250,000	246,398
2.95%, 01/15/25 (a)	280,000	270,483
2.40%, 03/15/25 (a)	350,000	330,904
4.00%, 06/01/25 (a)	100,000	98,979
4.40%, 02/15/26 (a)	100,000	99,581
1.60%, 04/15/26 (a)	350,000	313,841
3.38%, 10/15/26 (a)	250,000	236,600
2.75%, 01/15/27 (a)	65,000	59,456
3.13%, 01/15/27 (a)	150,000	139,314
3.65%, 03/15/27 (a)	250,000	238,035
3.55%, 07/15/27 (a)	450,000	422,707
3.60%, 01/15/28 (a)	300,000	279,177
1.50%, 01/31/28 (a)	250,000	208,163
3.95%, 03/15/29 (a)	350,000	326,322
3.80%, 08/15/29 (a)	650,000	597,265
2.90%, 01/15/30 (a)	150,000	128,181
1.88%, 10/15/30 (a)	250,000	195,118
2.30%, 09/15/31 (a)	200,000	158,626
4.05%, 03/15/32 (a)	250,000	227,855
3.70%, 10/15/49 (a)	300,000	226,968
3.10%, 06/15/50 (a)	375,000	260,059
2.95%, 01/15/51 (a)	250,000	168,955
AT&T, Inc.
0.90%, 03/25/24 (a)	350,000	334,509
3.88%, 01/15/26 (a)	100,000	100,035
1.70%, 03/25/26 (a)	900,000	823,392
2.95%, 07/15/26 (a)	150,000	143,651
3.80%, 02/15/27 (a)	250,000	245,618
4.25%, 03/01/27 (a)	500,000	499,395
2.30%, 06/01/27 (a)	800,000	730,888
1.65%, 02/01/28 (a)	550,000	475,513
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/15/28 (a)	550,000	540,463
4.35%, 03/01/29 (a)	950,000	936,424
4.30%, 02/15/30 (a)	950,000	927,988
2.75%, 06/01/31 (a)	1,050,000	908,365
2.25%, 02/01/32 (a)	800,000	653,832
2.55%, 12/01/33 (a)	1,281,000	1,039,877
4.50%, 05/15/35 (a)	800,000	759,256
5.25%, 03/01/37 (a)	550,000	570,009
4.90%, 08/15/37 (a)	129,000	128,469
4.85%, 03/01/39 (a)	340,000	325,655
5.35%, 09/01/40	250,000	247,085
3.50%, 06/01/41 (a)	800,000	640,824
4.30%, 12/15/42 (a)	400,000	349,028
3.10%, 02/01/43 (a)	300,000	223,809
4.65%, 06/01/44 (a)	150,000	137,394
4.35%, 06/15/45 (a)	400,000	349,680
4.75%, 05/15/46 (a)	600,000	556,848
5.15%, 11/15/46 (a)	300,000	297,618
5.65%, 02/15/47 (a)	300,000	323,277
5.45%, 03/01/47 (a)	228,000	238,050
4.50%, 03/09/48 (a)	500,000	445,815
4.55%, 03/09/49 (a)	309,000	281,867
5.15%, 02/15/50 (a)	200,000	199,074
3.65%, 06/01/51 (a)	975,000	762,879
3.30%, 02/01/52 (a)	400,000	294,908
3.50%, 09/15/53 (a)	2,315,000	1,759,215
3.55%, 09/15/55 (a)	2,350,000	1,764,521
3.80%, 12/01/57 (a)	1,825,000	1,416,912
3.65%, 09/15/59 (a)	2,044,000	1,533,531
3.85%, 06/01/60 (a)	400,000	310,596
3.50%, 02/01/61 (a)	100,000	72,745
Bell Canada
0.75%, 03/17/24	250,000	238,298
4.46%, 04/01/48 (a)	550,000	504,234
4.30%, 07/29/49 (a)	50,000	44,817
3.20%, 02/15/52 (a)	300,000	222,198
3.65%, 08/15/52 (a)	250,000	200,255
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	251,428
5.13%, 12/04/28 (a)	1,050,000	1,050,357
9.63%, 12/15/30 (f)	150,000	186,915
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	251,690
4.91%, 07/23/25 (a)	1,450,000	1,454,263
3.75%, 02/15/28 (a)	375,000	345,709
4.20%, 03/15/28 (a)	250,000	233,783
2.25%, 01/15/29 (a)	200,000	164,824
5.05%, 03/30/29 (a)	500,000	482,755
2.80%, 04/01/31 (a)	500,000	400,935
2.30%, 02/01/32 (a)	300,000	227,985
4.40%, 04/01/33 (a)	150,000	134,474
6.38%, 10/23/35 (a)	700,000	707,238
5.38%, 04/01/38 (a)	300,000	267,567
3.50%, 06/01/41 (a)	300,000	211,731
3.50%, 03/01/42 (a)	450,000	313,740
6.48%, 10/23/45 (a)	1,150,000	1,121,940
5.38%, 05/01/47 (a)	800,000	686,712
5.75%, 04/01/48 (a)	800,000	720,552
5.13%, 07/01/49 (a)	400,000	334,580
4.80%, 03/01/50 (a)	900,000	713,889
3.70%, 04/01/51 (a)	550,000	374,561
3.90%, 06/01/52 (a)	750,000	525,202
5.25%, 04/01/53 (a)	400,000	341,444
6.83%, 10/23/55 (a)	150,000	152,196
3.85%, 04/01/61 (a)	600,000	395,598
4.40%, 12/01/61 (a)	200,000	144,934

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/30/62 (a)	450,000	300,942
5.50%, 04/01/63 (a)	300,000	256,200
Comcast Corp.
3.70%, 04/15/24 (a)	850,000	852,737
3.38%, 02/15/25 (a)	200,000	198,624
3.38%, 08/15/25 (a)	500,000	494,370
3.95%, 10/15/25 (a)	1,000,000	1,005,360
3.15%, 03/01/26 (a)	700,000	683,046
2.35%, 01/15/27 (a)	450,000	420,025
3.30%, 02/01/27 (a)	430,000	418,321
3.15%, 02/15/28 (a)	550,000	524,419
3.55%, 05/01/28 (a)	292,000	283,488
4.15%, 10/15/28 (a)	1,250,000	1,247,637
2.65%, 02/01/30 (a)	500,000	447,110
3.40%, 04/01/30 (a)	500,000	469,100
4.25%, 10/15/30 (a)	500,000	493,385
1.95%, 01/15/31 (a)	500,000	416,110
1.50%, 02/15/31 (a)	350,000	281,533
4.25%, 01/15/33	500,000	492,010
7.05%, 03/15/33	250,000	300,717
4.20%, 08/15/34 (a)	350,000	338,072
5.65%, 06/15/35	150,000	164,055
4.40%, 08/15/35 (a)	230,000	223,645
6.50%, 11/15/35	250,000	291,792
3.20%, 07/15/36 (a)	350,000	298,196
3.90%, 03/01/38 (a)	450,000	408,663
4.60%, 10/15/38 (a)	300,000	291,822
3.25%, 11/01/39 (a)	400,000	329,072
3.75%, 04/01/40 (a)	450,000	395,424
4.65%, 07/15/42	150,000	145,715
4.75%, 03/01/44	200,000	194,558
4.60%, 08/15/45 (a)	250,000	239,523
3.40%, 07/15/46 (a)	400,000	320,980
4.00%, 08/15/47 (a)	266,000	231,883
3.97%, 11/01/47 (a)	648,000	561,311
4.00%, 03/01/48 (a)	350,000	305,980
4.70%, 10/15/48 (a)	600,000	584,088
4.00%, 11/01/49 (a)	600,000	524,304
3.45%, 02/01/50 (a)	600,000	478,650
2.80%, 01/15/51 (a)	500,000	354,060
2.89%, 11/01/51 (a)	1,483,000	1,060,968
2.45%, 08/15/52 (a)	550,000	366,602
4.05%, 11/01/52 (a)	278,000	243,942
2.94%, 11/01/56 (a)	1,863,000	1,295,605
4.95%, 10/15/58 (a)	300,000	300,606
2.65%, 08/15/62 (a)	450,000	290,880
2.99%, 11/01/63 (a)	1,290,000	882,270
Crown Castle International Corp.
3.15%, 07/15/23 (a)	50,000	49,448
3.20%, 09/01/24 (a)	350,000	342,937
1.35%, 07/15/25 (a)	200,000	182,846
4.45%, 02/15/26 (a)	300,000	297,435
3.70%, 06/15/26 (a)	250,000	241,658
1.05%, 07/15/26 (a)	100,000	86,789
4.00%, 03/01/27 (a)	200,000	194,298
2.90%, 03/15/27 (a)	250,000	231,530
3.65%, 09/01/27 (a)	300,000	283,914
3.80%, 02/15/28 (a)	350,000	330,529
3.10%, 11/15/29 (a)	200,000	176,550
3.30%, 07/01/30 (a)	300,000	265,194
2.25%, 01/15/31 (a)	400,000	324,828
2.10%, 04/01/31 (a)	375,000	298,069
2.50%, 07/15/31 (a)	250,000	205,478
2.90%, 04/01/41 (a)	300,000	217,575
4.75%, 05/15/47 (a)	125,000	113,414
5.20%, 02/15/49 (a)	100,000	96,483
4.00%, 11/15/49 (a)	50,000	40,530
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 07/01/50 (a)	150,000	124,739
3.25%, 01/15/51 (a)	300,000	216,075
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,361,129
9.25%, 06/01/32	150,000	199,565
Discovery Communications LLC
3.90%, 11/15/24 (a)	200,000	197,066
3.45%, 03/15/25 (a)	250,000	241,920
4.90%, 03/11/26 (a)	100,000	100,274
3.95%, 03/20/28 (a)	550,000	515,130
4.13%, 05/15/29 (a)	250,000	230,540
3.63%, 05/15/30 (a)	250,000	222,720
5.00%, 09/20/37 (a)	200,000	180,424
6.35%, 06/01/40	200,000	198,232
4.88%, 04/01/43	175,000	145,875
5.20%, 09/20/47 (a)	400,000	343,284
5.30%, 05/15/49 (a)	200,000	174,158
4.65%, 05/15/50 (a)	300,000	236,394
4.00%, 09/15/55 (a)	539,000	377,667
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	76,745
1.85%, 02/15/31 (a)	250,000	203,410
2.95%, 02/15/51 (a)	250,000	183,560
Fox Corp.
4.03%, 01/25/24 (a)	250,000	250,040
3.05%, 04/07/25 (a)	250,000	242,458
4.71%, 01/25/29 (a)	650,000	638,397
3.50%, 04/08/30 (a)	300,000	272,682
5.48%, 01/25/39 (a)	350,000	340,781
5.58%, 01/25/49 (a)	450,000	439,128
Grupo Televisa S.A.B.
6.63%, 03/18/25	278,000	293,568
8.50%, 03/11/32	50,000	62,050
6.63%, 01/15/40	200,000	216,794
5.00%, 05/13/45 (a)	400,000	372,432
6.13%, 01/31/46 (a)	250,000	276,115
5.25%, 05/24/49 (a)	200,000	197,948
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	295,266
2.40%, 03/01/31 (a)	200,000	162,492
5.40%, 10/01/48 (a)	150,000	147,260
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	227,888
Magallanes, Inc.
3.43%, 03/15/24 (c)	500,000	490,210
3.64%, 03/15/25 (c)	500,000	485,470
3.76%, 03/15/27 (a)(c)	1,250,000	1,173,512
4.05%, 03/15/29 (a)(c)	500,000	459,000
4.28%, 03/15/32 (a)(c)	1,500,000	1,340,970
5.05%, 03/15/42 (a)(c)	1,400,000	1,192,002
5.14%, 03/15/52 (a)(c)	2,000,000	1,681,660
5.39%, 03/15/62 (a)(c)	925,000	776,833
NBCUniversal Media LLC
5.95%, 04/01/41	200,000	223,898
4.45%, 01/15/43	200,000	186,726
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	300,000	253,452
4.20%, 06/01/30 (a)	200,000	191,356
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	248,158
3.60%, 04/15/26 (a)	500,000	486,550
Orange S.A.
9.00%, 03/01/31	800,000	1,033,536
5.38%, 01/13/42	250,000	258,795
5.50%, 02/06/44 (a)	250,000	264,338

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	250,000	251,375
2.95%, 03/15/25 (a)(c)	300,000	290,226
3.63%, 12/15/25 (a)	270,000	264,530
2.90%, 11/15/26 (a)	100,000	94,588
3.20%, 03/15/27 (a)(c)	400,000	379,844
3.80%, 03/15/32 (a)(c)	500,000	458,615
4.50%, 03/15/42 (a)(c)	250,000	223,068
4.50%, 03/15/43 (a)	225,000	193,802
5.45%, 10/01/43 (a)	250,000	248,345
5.00%, 03/15/44 (a)	350,000	326,620
4.30%, 02/15/48 (a)	150,000	125,805
4.35%, 05/01/49 (a)	450,000	383,724
3.70%, 11/15/49 (a)	350,000	266,956
4.55%, 03/15/52 (a)(c)	600,000	530,628
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	296,325
3.55%, 04/14/25	200,000	196,986
3.70%, 04/14/27 (a)	200,000	194,268
TCI Communications, Inc.
7.88%, 02/15/26	100,000	112,482
7.13%, 02/15/28	150,000	169,796
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	343,147
7.05%, 06/20/36	650,000	734,831
4.67%, 03/06/38	250,000	222,885
5.21%, 03/08/47	650,000	580,047
4.90%, 03/06/48	400,000	342,764
5.52%, 03/01/49 (a)	400,000	371,916
Telefonica Europe BV
8.25%, 09/15/30	350,000	419,349
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	190,616
3.70%, 09/15/27 (a)	150,000	147,848
3.40%, 05/13/32 (a)	300,000	269,886
4.60%, 11/16/48 (a)	200,000	187,740
4.30%, 06/15/49 (a)	200,000	180,014
Time Warner Cable LLC
6.55%, 05/01/37	500,000	502,700
7.30%, 07/01/38	500,000	524,300
6.75%, 06/15/39	500,000	501,025
5.88%, 11/15/40 (a)	250,000	230,463
5.50%, 09/01/41 (a)	350,000	308,623
4.50%, 09/15/42 (a)	400,000	314,748
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	346,911
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	950,000	930,582
1.50%, 02/15/26 (a)	350,000	316,893
3.75%, 04/15/27 (a)	1,200,000	1,154,772
2.05%, 02/15/28 (a)	700,000	609,175
2.40%, 03/15/29 (a)	200,000	173,026
3.88%, 04/15/30 (a)	2,150,000	2,008,014
2.55%, 02/15/31 (a)	750,000	631,522
2.25%, 11/15/31 (a)	250,000	203,205
4.38%, 04/15/40 (a)	700,000	628,453
3.00%, 02/15/41 (a)	600,000	446,076
4.50%, 04/15/50 (a)	925,000	822,908
3.30%, 02/15/51 (a)	950,000	693,899
3.40%, 10/15/52 (a)	900,000	666,650
3.60%, 11/15/60 (c)	250,000	183,898
3.60%, 11/15/60 (a)	350,000	256,284
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	196,976
3.00%, 02/13/26	450,000	438,111
1.85%, 07/30/26	400,000	369,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 03/01/32	250,000	297,440
4.38%, 08/16/41	150,000	141,156
4.13%, 12/01/41	200,000	183,202
4.13%, 06/01/44	350,000	318,566
3.00%, 07/30/46	150,000	115,484
Verizon Communications, Inc.
0.75%, 03/22/24	300,000	286,215
3.50%, 11/01/24 (a)	358,000	357,613
3.38%, 02/15/25	450,000	447,259
0.85%, 11/20/25 (a)	400,000	362,948
1.45%, 03/20/26 (a)	600,000	549,618
2.63%, 08/15/26	575,000	543,915
4.13%, 03/16/27	950,000	948,280
3.00%, 03/22/27 (a)	250,000	237,800
2.10%, 03/22/28 (a)	950,000	844,141
4.33%, 09/21/28	1,250,000	1,244,475
3.88%, 02/08/29 (a)	350,000	338,880
4.02%, 12/03/29 (a)	1,157,000	1,123,192
3.15%, 03/22/30 (a)	500,000	454,900
1.50%, 09/18/30 (a)	300,000	240,189
1.68%, 10/30/30 (a)	418,000	336,753
7.75%, 12/01/30	250,000	301,785
1.75%, 01/20/31 (a)	700,000	562,898
2.55%, 03/21/31 (a)	1,300,000	1,112,930
2.36%, 03/15/32 (a)	1,290,000	1,070,790
4.50%, 08/10/33	700,000	683,746
4.40%, 11/01/34 (a)	650,000	624,325
4.27%, 01/15/36	700,000	661,353
5.25%, 03/16/37	500,000	518,160
4.81%, 03/15/39	400,000	394,888
2.65%, 11/20/40 (a)	750,000	550,395
3.40%, 03/22/41 (a)	1,000,000	815,160
3.85%, 11/01/42 (a)	406,000	345,563
6.55%, 09/15/43	200,000	243,872
4.13%, 08/15/46	400,000	358,332
4.86%, 08/21/46	750,000	740,722
4.52%, 09/15/48	400,000	380,212
4.00%, 03/22/50 (a)	450,000	389,002
2.88%, 11/20/50 (a)	900,000	639,342
3.55%, 03/22/51 (a)	1,550,000	1,243,301
3.88%, 03/01/52 (a)	250,000	211,213
5.01%, 08/21/54	250,000	257,350
4.67%, 03/15/55	225,000	217,526
2.99%, 10/30/56 (a)	1,000,000	696,530
3.00%, 11/20/60 (a)	750,000	511,807
3.70%, 03/22/61 (a)	1,000,000	786,610
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	222,000	224,398
2.90%, 01/15/27 (a)	400,000	368,692
3.38%, 02/15/28 (a)	250,000	229,845
3.70%, 06/01/28 (a)	150,000	140,016
4.20%, 06/01/29 (a)	289,000	272,510
4.95%, 01/15/31 (a)	250,000	238,300
4.20%, 05/19/32 (a)	325,000	288,434
5.50%, 05/15/33	100,000	97,549
6.88%, 04/30/36	400,000	417,884
5.90%, 10/15/40 (a)	50,000	47,218
4.85%, 07/01/42 (a)	200,000	167,580
4.38%, 03/15/43	450,000	348,876
5.85%, 09/01/43 (a)	300,000	281,067
5.25%, 04/01/44 (a)	150,000	129,125
4.90%, 08/15/44 (a)	150,000	122,124
4.60%, 01/15/45 (a)	150,000	118,992
4.95%, 05/19/50 (a)	325,000	274,606
Vodafone Group PLC
3.75%, 01/16/24	200,000	200,982
4.13%, 05/30/25	475,000	477,066

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/30/28	950,000	945,088
7.88%, 02/15/30	300,000	353,946
6.25%, 11/30/32	100,000	109,612
6.15%, 02/27/37	530,000	572,866
5.00%, 05/30/38	250,000	240,225
4.38%, 02/19/43	450,000	391,860
5.25%, 05/30/48	925,000	880,387
4.88%, 06/19/49	550,000	506,104
4.25%, 09/17/50	475,000	398,050
5.13%, 06/19/59	150,000	139,467
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	337,330
3.70%, 09/15/24 (a)	300,000	300,654
3.35%, 03/24/25	500,000	496,300
3.70%, 10/15/25 (a)	250,000	250,163
1.75%, 01/13/26	500,000	466,335
3.38%, 11/15/26 (a)	350,000	342,552
3.70%, 03/23/27	200,000	198,094
2.20%, 01/13/28	350,000	317,485
2.00%, 09/01/29 (a)	375,000	322,612
3.80%, 03/22/30	200,000	193,300
2.65%, 01/13/31	800,000	704,672
6.20%, 12/15/34	400,000	456,448
6.40%, 12/15/35	250,000	291,728
6.15%, 03/01/37	100,000	113,490
6.65%, 11/15/37	450,000	537,516
4.63%, 03/23/40 (a)	250,000	245,648
3.50%, 05/13/40 (a)	550,000	469,887
6.15%, 02/15/41	150,000	172,388
4.75%, 09/15/44 (a)	190,000	186,044
4.95%, 10/15/45 (a)	185,000	185,553
4.75%, 11/15/46 (a)	200,000	197,474
2.75%, 09/01/49 (a)	650,000	467,681
4.70%, 03/23/50 (a)	550,000	546,084
3.60%, 01/13/51 (a)	850,000	710,498
3.80%, 05/13/60 (a)	550,000	460,597
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	243,470
3.38%, 07/08/30 (a)	350,000	288,481
WPP Finance 2010
3.75%, 09/19/24	300,000	293,454
		155,099,524
Consumer Cyclical 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	127,368
3.90%, 04/15/30 (a)	200,000	182,466
3.50%, 03/15/32 (a)	100,000	85,834
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	700,000	696,080
3.40%, 12/06/27 (a)	750,000	717,112
2.13%, 02/09/31 (a)	450,000	373,095
4.50%, 11/28/34 (a)	250,000	234,375
4.00%, 12/06/37 (a)	350,000	303,135
2.70%, 02/09/41 (a)	250,000	173,443
4.20%, 12/06/47 (a)	550,000	456,962
3.15%, 02/09/51 (a)	500,000	343,325
4.40%, 12/06/57 (a)	300,000	247,779
3.25%, 02/09/61 (a)	300,000	200,940
Amazon.com, Inc.
2.73%, 04/13/24	400,000	397,752
0.45%, 05/12/24	850,000	809,353
2.80%, 08/22/24 (a)	700,000	694,085
3.80%, 12/05/24 (a)	450,000	455,688
3.00%, 04/13/25	400,000	397,516
0.80%, 06/03/25 (a)	250,000	232,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 12/03/25 (a)	400,000	420,160
1.00%, 05/12/26 (a)	1,000,000	910,130
3.30%, 04/13/27 (a)	600,000	589,098
1.20%, 06/03/27 (a)	100,000	89,069
3.15%, 08/22/27 (a)	600,000	584,676
1.65%, 05/12/28 (a)	850,000	754,834
3.45%, 04/13/29 (a)	400,000	389,916
1.50%, 06/03/30 (a)	700,000	583,191
2.10%, 05/12/31 (a)	400,000	343,000
3.60%, 04/13/32 (a)	700,000	675,073
4.80%, 12/05/34 (a)	550,000	577,753
3.88%, 08/22/37 (a)	925,000	876,040
2.88%, 05/12/41 (a)	650,000	521,651
4.95%, 12/05/44 (a)	400,000	421,820
4.05%, 08/22/47 (a)	1,100,000	1,036,101
2.50%, 06/03/50 (a)	600,000	426,186
3.10%, 05/12/51 (a)	1,000,000	789,800
3.95%, 04/13/52 (a)	700,000	645,701
4.25%, 08/22/57 (a)	700,000	658,385
2.70%, 06/03/60 (a)	650,000	440,927
3.25%, 05/12/61 (a)	550,000	420,469
4.10%, 04/13/62 (a)	300,000	271,848
American Honda Finance Corp.
0.88%, 07/07/23	300,000	292,734
3.45%, 07/14/23	100,000	100,101
0.65%, 09/08/23	200,000	194,086
3.55%, 01/12/24	450,000	450,859
2.90%, 02/16/24	500,000	495,515
2.40%, 06/27/24	500,000	489,125
0.55%, 07/12/24	650,000	611,851
2.15%, 09/10/24	200,000	193,890
1.20%, 07/08/25	500,000	462,040
1.00%, 09/10/25	200,000	182,406
2.30%, 09/09/26	250,000	234,060
3.50%, 02/15/28	200,000	193,494
2.25%, 01/12/29	500,000	442,485
1.80%, 01/13/31	250,000	205,753
Aptiv PLC
2.40%, 02/18/25 (a)	250,000	239,042
4.35%, 03/15/29 (a)	150,000	142,430
3.25%, 03/01/32 (a)	250,000	212,660
4.40%, 10/01/46 (a)	125,000	99,834
5.40%, 03/15/49 (a)	150,000	137,931
3.10%, 12/01/51 (a)	350,000	227,220
4.15%, 05/01/52 (a)	300,000	230,259
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,985
3.80%, 11/15/27 (a)	350,000	330,274
4.75%, 06/01/30 (a)	300,000	282,297
2.40%, 08/01/31 (a)	150,000	115,542
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	49,483
3.25%, 04/15/25 (a)	200,000	196,218
3.63%, 04/15/25 (a)	100,000	98,889
3.13%, 04/21/26 (a)	50,000	48,209
3.75%, 06/01/27 (a)	200,000	194,162
3.75%, 04/18/29 (a)	200,000	189,072
4.00%, 04/15/30 (a)	250,000	237,660
1.65%, 01/15/31 (a)	150,000	117,717
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	197,286
1.95%, 10/01/30 (a)	200,000	159,018
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	177,980
3.88%, 08/15/30 (a)	250,000	227,243

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	425,000	419,454
3.55%, 03/15/28 (a)	150,000	144,707
4.63%, 04/13/30 (a)	500,000	497,990
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	318,633
4.38%, 03/15/45 (a)	220,000	178,468
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	151,775
2.50%, 04/01/31 (a)	200,000	162,328
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	88,658
3.70%, 01/15/31 (a)	150,000	132,099
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	298,038
3.00%, 05/18/27 (a)	550,000	536,706
1.60%, 04/20/30 (a)	400,000	337,544
1.75%, 04/20/32 (a)	600,000	494,778
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	100,523
0.75%, 09/01/25 (a)	200,000	183,098
1.50%, 09/01/30 (a)	300,000	243,372
4.88%, 10/01/43 (a)	175,000	177,854
2.60%, 09/01/50 (a)	200,000	137,066
Daimler Finance North America LLC
8.50%, 01/18/31	450,000	570,420
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	149,288
4.55%, 02/15/48 (a)	100,000	83,146
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	250,000	198,223
4.10%, 01/15/52 (a)	250,000	166,295
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	89,225
3.88%, 04/15/27 (a)	250,000	245,555
4.13%, 05/01/28 (a)	150,000	146,517
3.50%, 04/03/30 (a)	300,000	276,576
4.13%, 04/03/50 (a)	200,000	168,270
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	249,297
4.20%, 05/15/28 (a)	525,000	510,510
2.65%, 12/01/31 (a)	250,000	206,375
DR Horton, Inc.
5.75%, 08/15/23 (a)	100,000	101,939
2.50%, 10/15/24 (a)	200,000	191,262
2.60%, 10/15/25 (a)	210,000	197,881
1.40%, 10/15/27 (a)	300,000	251,175
eBay, Inc.
3.45%, 08/01/24 (a)	400,000	396,400
1.40%, 05/10/26 (a)	250,000	225,048
3.60%, 06/05/27 (a)	350,000	336,854
2.70%, 03/11/30 (a)	200,000	170,794
2.60%, 05/10/31 (a)	250,000	207,955
4.00%, 07/15/42 (a)	350,000	298,256
3.65%, 05/10/51 (a)	250,000	193,090
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	100,120
4.63%, 08/01/27 (a)	225,000	216,583
3.80%, 02/15/28 (a)	300,000	273,720
3.25%, 02/15/30 (a)	425,000	353,375
2.95%, 03/15/31 (a)	350,000	279,545
Ford Foundation
2.42%, 06/01/50 (a)	300,000	210,225
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
4.88%, 10/02/23	700,000	706,776
5.40%, 10/02/23	300,000	304,605
4.00%, 04/01/25	400,000	395,144
6.13%, 10/01/25 (a)	800,000	827,520
4.20%, 10/01/27 (a)	250,000	237,510
6.80%, 10/01/27 (a)	350,000	368,375
5.00%, 10/01/28 (a)	250,000	242,710
5.00%, 04/01/35	200,000	179,502
6.60%, 04/01/36 (a)	500,000	508,410
5.15%, 04/01/38 (a)	250,000	219,340
6.25%, 10/02/43	550,000	526,619
5.20%, 04/01/45	400,000	337,404
6.75%, 04/01/46 (a)	250,000	252,527
5.40%, 04/01/48 (a)	200,000	175,180
5.95%, 04/01/49 (a)	300,000	279,774
General Motors Financial Co., Inc.
4.15%, 06/19/23 (a)	200,000	199,796
1.70%, 08/18/23	200,000	195,252
5.10%, 01/17/24 (a)	575,000	581,043
1.05%, 03/08/24	400,000	379,120
3.95%, 04/13/24 (a)	250,000	248,090
1.20%, 10/15/24	200,000	186,114
3.50%, 11/07/24 (a)	450,000	440,167
4.00%, 01/15/25 (a)	250,000	246,780
2.90%, 02/26/25 (a)	650,000	620,847
3.80%, 04/07/25	350,000	341,771
4.35%, 04/09/25 (a)	61,000	60,340
2.75%, 06/20/25 (a)	250,000	235,732
1.25%, 01/08/26 (a)	425,000	373,715
5.25%, 03/01/26 (a)	375,000	375,802
1.50%, 06/10/26 (a)	200,000	175,010
4.00%, 10/06/26 (a)	300,000	286,782
4.35%, 01/17/27 (a)	500,000	480,335
2.35%, 02/26/27 (a)	250,000	220,433
2.70%, 08/20/27 (a)	400,000	351,692
3.85%, 01/05/28 (a)	200,000	183,676
5.65%, 01/17/29 (a)	150,000	149,669
3.60%, 06/21/30 (a)	400,000	346,864
2.70%, 06/10/31 (a)	450,000	356,652
3.10%, 01/12/32 (a)	500,000	402,070
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	98,850
2.75%, 02/01/32 (a)	250,000	207,570
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	200,000	200,142
3.35%, 09/01/24 (a)	150,000	144,440
5.25%, 06/01/25 (a)	300,000	294,999
5.38%, 04/15/26 (a)	350,000	342,905
5.75%, 06/01/28 (a)	250,000	244,512
5.30%, 01/15/29 (a)	200,000	190,604
4.00%, 01/15/30 (a)	250,000	220,413
4.00%, 01/15/31 (a)	250,000	217,188
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,086
4.63%, 07/28/45 (a)	150,000	115,772
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	200,424
Home Depot, Inc.
3.75%, 02/15/24 (a)	500,000	504,540
3.35%, 09/15/25 (a)	100,000	99,435
3.00%, 04/01/26 (a)	650,000	638,436
2.13%, 09/15/26 (a)	300,000	284,121
2.50%, 04/15/27 (a)	200,000	189,502
2.80%, 09/14/27 (a)	150,000	143,156
1.50%, 09/15/28 (a)	250,000	218,183

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 12/06/28 (a)	550,000	550,654
2.95%, 06/15/29 (a)	650,000	608,276
2.70%, 04/15/30 (a)	550,000	499,543
1.38%, 03/15/31 (a)	150,000	121,122
1.88%, 09/15/31 (a)	250,000	208,440
3.25%, 04/15/32 (a)	400,000	373,592
5.88%, 12/16/36	1,200,000	1,379,964
3.30%, 04/15/40 (a)	355,000	301,750
5.40%, 09/15/40 (a)	191,000	205,096
5.95%, 04/01/41 (a)	400,000	457,148
4.20%, 04/01/43 (a)	250,000	234,352
4.88%, 02/15/44 (a)	450,000	458,442
4.40%, 03/15/45 (a)	150,000	143,823
4.25%, 04/01/46 (a)	550,000	520,080
3.90%, 06/15/47 (a)	100,000	89,745
4.50%, 12/06/48 (a)	350,000	342,447
3.13%, 12/15/49 (a)	450,000	351,544
3.35%, 04/15/50 (a)	500,000	406,175
2.38%, 03/15/51 (a)	500,000	339,120
2.75%, 09/15/51 (a)	250,000	182,468
3.63%, 04/15/52 (a)	400,000	343,380
3.50%, 09/15/56 (a)	297,000	242,976
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	187,444
2.97%, 03/10/32 (a)	225,000	202,320
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	146,856
5.63%, 04/23/25 (a)	200,000	203,264
4.85%, 03/15/26 (a)	250,000	249,472
4.38%, 09/15/28 (a)	100,000	94,606
6.00%, 04/23/30 (a)	150,000	151,593
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	100,000	96,040
JD.com, Inc.
3.88%, 04/29/26	200,000	196,092
3.38%, 01/14/30 (a)	200,000	183,264
4.13%, 01/14/50 (a)	150,000	116,972
Kohl's Corp.
4.25%, 07/17/25 (a)	150,000	148,124
3.38%, 05/01/31 (a)	175,000	152,301
5.55%, 07/17/45 (a)	175,000	152,609
Lear Corp.
3.80%, 09/15/27 (a)	300,000	283,752
4.25%, 05/15/29 (a)	150,000	139,100
5.25%, 05/15/49 (a)	250,000	217,918
Lennar Corp.
4.88%, 12/15/23 (a)	200,000	202,018
4.50%, 04/30/24 (a)	150,000	149,916
5.88%, 11/15/24 (a)	150,000	154,088
4.75%, 05/30/25 (a)	200,000	200,890
5.00%, 06/15/27 (a)	100,000	99,227
4.75%, 11/29/27 (a)	300,000	292,296
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	201,216
3.38%, 09/15/25 (a)	500,000	491,695
2.50%, 04/15/26 (a)	650,000	615,803
3.10%, 05/03/27 (a)	460,000	437,455
1.30%, 04/15/28 (a)	250,000	211,688
6.50%, 03/15/29	301,000	335,121
3.65%, 04/05/29 (a)	472,000	446,498
4.50%, 04/15/30 (a)	400,000	395,988
1.70%, 10/15/30 (a)	400,000	321,644
2.63%, 04/01/31 (a)	500,000	428,920
3.75%, 04/01/32 (a)	500,000	464,425
5.00%, 04/15/40 (a)	350,000	342,023
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 04/15/42 (a)	150,000	139,826
4.38%, 09/15/45 (a)	300,000	262,713
3.70%, 04/15/46 (a)	250,000	201,408
4.05%, 05/03/47 (a)	550,000	461,472
4.55%, 04/05/49 (a)	300,000	273,801
5.13%, 04/15/50 (a)	250,000	246,120
3.00%, 10/15/50 (a)	300,000	209,559
4.25%, 04/01/52 (a)	300,000	259,959
4.45%, 04/01/62 (a)	500,000	428,020
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	248,987
4.15%, 10/01/25 (a)	250,000	251,107
2.45%, 06/15/30 (a)	250,000	213,573
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	150,708
3.60%, 04/15/24 (a)	200,000	198,344
3.75%, 03/15/25 (a)	100,000	98,918
5.75%, 05/01/25 (a)	250,000	259,525
3.75%, 10/01/25 (a)	250,000	245,672
3.13%, 06/15/26 (a)	300,000	285,717
4.65%, 12/01/28 (a)	150,000	147,395
4.63%, 06/15/30 (a)	400,000	382,432
2.85%, 04/15/31 (a)	200,000	166,020
3.50%, 10/15/32 (a)	475,000	410,025
McDonald's Corp.
3.25%, 06/10/24	150,000	149,736
3.38%, 05/26/25 (a)	300,000	297,519
3.70%, 01/30/26 (a)	600,000	600,198
3.50%, 03/01/27 (a)	350,000	343,031
3.50%, 07/01/27 (a)	300,000	293,976
3.80%, 04/01/28 (a)	350,000	344,071
2.63%, 09/01/29 (a)	400,000	358,948
2.13%, 03/01/30 (a)	250,000	214,533
3.60%, 07/01/30 (a)	350,000	333,403
4.70%, 12/09/35 (a)	350,000	349,646
6.30%, 10/15/37	180,000	206,620
6.30%, 03/01/38	250,000	286,345
5.70%, 02/01/39	183,000	198,601
3.70%, 02/15/42	250,000	211,450
3.63%, 05/01/43	200,000	166,028
4.88%, 12/09/45 (a)	600,000	590,094
4.45%, 03/01/47 (a)	350,000	326,186
4.45%, 09/01/48 (a)	250,000	233,058
3.63%, 09/01/49 (a)	450,000	370,147
4.20%, 04/01/50 (a)	150,000	134,964
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	100,000	74,319
6.00%, 01/15/43 (a)	225,000	185,162
3.97%, 08/06/61 (a)	150,000	86,742
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	292,944
2.38%, 11/01/26 (a)	300,000	285,732
2.75%, 03/27/27 (a)	350,000	336,934
2.85%, 03/27/30 (a)	500,000	459,330
3.25%, 03/27/40 (a)	350,000	300,240
3.63%, 05/01/43 (a)	100,000	88,730
3.88%, 11/01/45 (a)	300,000	276,276
3.38%, 11/01/46 (a)	150,000	128,943
3.38%, 03/27/50 (a)	500,000	425,880
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	215,135
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	196,304
3.60%, 09/01/27 (a)	250,000	241,822
4.35%, 06/01/28 (a)	209,000	208,055

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/01/29 (a)	250,000	237,045
1.75%, 03/15/31 (a)	250,000	198,045
PACCAR Financial Corp.
0.35%, 02/02/24	300,000	286,344
0.50%, 08/09/24	250,000	235,710
2.15%, 08/15/24	50,000	48,743
0.90%, 11/08/24	150,000	141,296
1.80%, 02/06/25	200,000	191,388
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	152,756
5.00%, 01/15/27 (a)	150,000	150,179
7.88%, 06/15/32	25,000	28,507
6.38%, 05/15/33	150,000	154,526
6.00%, 02/15/35	175,000	172,592
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	250,075
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	199,444
2.95%, 06/15/30 (a)	200,000	176,484
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	182,440
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	202,542
0.88%, 04/15/26 (a)	150,000	132,989
1.88%, 04/15/31 (a)	150,000	118,880
Starbucks Corp.
3.85%, 10/01/23 (a)	350,000	352,831
2.00%, 03/12/27 (a)	200,000	182,394
3.50%, 03/01/28 (a)	350,000	336,189
4.00%, 11/15/28 (a)	250,000	244,497
3.55%, 08/15/29 (a)	650,000	610,369
2.25%, 03/12/30 (a)	200,000	169,510
2.55%, 11/15/30 (a)	275,000	234,864
3.00%, 02/14/32 (a)	150,000	130,523
4.30%, 06/15/45 (a)	50,000	44,199
3.75%, 12/01/47 (a)	200,000	163,940
4.50%, 11/15/48 (a)	350,000	319,644
4.45%, 08/15/49 (a)	350,000	316,148
3.35%, 03/12/50 (a)	200,000	151,394
3.50%, 11/15/50 (a)	300,000	234,972
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	99,941
4.13%, 07/15/27 (a)	250,000	240,772
Target Corp.
3.50%, 07/01/24	300,000	301,017
2.25%, 04/15/25 (a)	500,000	483,320
2.50%, 04/15/26	200,000	192,096
3.38%, 04/15/29 (a)	425,000	409,037
2.35%, 02/15/30 (a)	250,000	221,158
2.65%, 09/15/30 (a)	300,000	269,727
6.50%, 10/15/37	200,000	237,842
4.00%, 07/01/42	450,000	417,906
3.63%, 04/15/46	275,000	238,403
3.90%, 11/15/47 (a)	200,000	179,982
2.95%, 01/15/52 (a)	250,000	189,998
The California Endowment
2.50%, 04/01/51 (a)	100,000	71,902
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	375,820
1.15%, 05/15/28 (a)	100,000	85,148
3.88%, 04/15/30 (a)	350,000	342,310
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	250,000	237,962
3.80%, 11/01/29 (a)	200,000	170,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Corp.
3.42%, 07/20/23	250,000	251,145
0.68%, 03/25/24 (a)	500,000	477,355
2.36%, 07/02/24	150,000	147,215
1.34%, 03/25/26 (a)	300,000	273,483
3.67%, 07/20/28	250,000	245,540
2.76%, 07/02/29	150,000	137,277
Toyota Motor Credit Corp.
0.50%, 08/14/23	500,000	485,475
1.35%, 08/25/23	250,000	244,967
3.45%, 09/20/23	250,000	251,170
2.25%, 10/18/23	250,000	246,950
3.35%, 01/08/24	200,000	200,290
0.45%, 01/11/24	300,000	287,481
2.90%, 04/17/24	350,000	346,888
1.45%, 01/13/25	150,000	142,305
1.80%, 02/13/25	500,000	477,445
3.00%, 04/01/25	450,000	442,809
3.95%, 06/30/25	400,000	402,088
0.80%, 10/16/25	400,000	364,284
0.80%, 01/09/26	300,000	271,446
1.13%, 06/18/26	250,000	225,945
3.20%, 01/11/27	650,000	630,948
3.05%, 03/22/27	500,000	480,345
1.15%, 08/13/27	400,000	348,488
3.05%, 01/11/28	250,000	237,232
3.65%, 01/08/29	400,000	388,984
2.15%, 02/13/30	250,000	216,905
3.38%, 04/01/30	350,000	329,931
1.65%, 01/10/31	300,000	243,924
Tractor Supply Co.
1.75%, 11/01/30 (a)	225,000	177,104
VF Corp.
2.40%, 04/23/25 (a)	275,000	264,396
2.80%, 04/23/27 (a)	200,000	187,506
2.95%, 04/23/30 (a)	250,000	219,078
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	334,579
4.95%, 02/15/30 (a)	300,000	284,133
5.13%, 05/15/32 (a)	450,000	425,061
5.63%, 05/15/52 (a)	200,000	182,462
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	398,048
3.45%, 06/01/26 (a)	550,000	535,260
3.20%, 04/15/30 (a)	250,000	220,890
4.50%, 11/18/34 (a)	100,000	92,119
4.65%, 06/01/46 (a)	150,000	129,860
4.10%, 04/15/50 (a)	300,000	237,246
Walmart, Inc.
3.30%, 04/22/24 (a)	300,000	301,092
2.85%, 07/08/24 (a)	400,000	398,124
2.65%, 12/15/24 (a)	400,000	395,856
3.55%, 06/26/25 (a)	300,000	303,027
3.05%, 07/08/26 (a)	100,000	99,253
1.05%, 09/17/26 (a)	100,000	91,173
5.88%, 04/05/27	50,000	55,246
3.70%, 06/26/28 (a)	750,000	747,675
1.50%, 09/22/28 (a)	200,000	175,548
3.25%, 07/08/29 (a)	350,000	337,746
2.38%, 09/24/29 (a)	150,000	136,607
1.80%, 09/22/31 (a)	750,000	637,905
5.25%, 09/01/35	600,000	669,552
6.50%, 08/15/37	100,000	127,172
6.20%, 04/15/38	150,000	183,770
3.95%, 06/28/38 (a)	350,000	339,888
5.00%, 10/25/40	150,000	160,889

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 04/15/41	150,000	175,041
2.50%, 09/22/41 (a)	350,000	272,352
4.00%, 04/11/43 (a)	225,000	213,471
4.30%, 04/22/44 (a)	200,000	194,542
3.63%, 12/15/47 (a)	150,000	133,319
4.05%, 06/29/48 (a)	650,000	634,751
2.95%, 09/24/49 (a)	350,000	283,332
		120,924,456
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.40%, 11/30/23 (a)	450,000	452,061
3.88%, 09/15/25 (a)	100,000	101,232
3.75%, 11/30/26 (a)	608,000	612,967
1.15%, 01/30/28 (a)	350,000	305,273
1.40%, 06/30/30 (a)	100,000	83,584
4.75%, 11/30/36 (a)	700,000	744,128
6.00%, 04/01/39	160,000	181,662
5.30%, 05/27/40	200,000	218,484
4.75%, 04/15/43 (a)	250,000	253,837
4.90%, 11/30/46 (a)	1,000,000	1,055,440
AbbVie, Inc.
3.75%, 11/14/23 (a)	250,000	251,035
3.85%, 06/15/24 (a)	300,000	300,036
2.60%, 11/21/24 (a)	1,150,000	1,114,476
3.80%, 03/15/25 (a)	500,000	496,700
3.60%, 05/14/25 (a)	1,200,000	1,184,760
3.20%, 05/14/26 (a)	700,000	674,282
2.95%, 11/21/26 (a)	1,325,000	1,256,484
4.25%, 11/14/28 (a)	590,000	583,917
3.20%, 11/21/29 (a)	1,700,000	1,564,170
4.55%, 03/15/35 (a)	640,000	624,448
4.50%, 05/14/35 (a)	825,000	801,133
4.30%, 05/14/36 (a)	300,000	282,351
4.05%, 11/21/39 (a)	1,300,000	1,160,341
4.63%, 10/01/42 (a)	150,000	139,119
4.40%, 11/06/42	850,000	774,511
4.85%, 06/15/44 (a)	200,000	192,274
4.75%, 03/15/45 (a)	218,000	206,150
4.70%, 05/14/45 (a)	850,000	801,533
4.45%, 05/14/46 (a)	250,000	227,142
4.88%, 11/14/48 (a)	569,000	550,075
4.25%, 11/21/49 (a)	1,800,000	1,597,050
Adventist Health System
2.95%, 03/01/29 (a)	150,000	137,733
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	98,690
2.21%, 06/15/30 (a)	250,000	216,070
4.27%, 08/15/48 (a)	89,000	85,764
3.39%, 10/15/49 (a)	200,000	164,268
3.01%, 06/15/50 (a)	50,000	37,888
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	307,023
2.30%, 03/12/31 (a)	250,000	203,820
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	167,496
AHS Hospital Corp.
5.02%, 07/01/45	250,000	264,240
Allina Health System
3.89%, 04/15/49	150,000	133,833
2.90%, 11/15/51 (a)	50,000	36,040
Altria Group, Inc.
4.00%, 01/31/24	250,000	250,740
3.80%, 02/14/24 (a)(e)	100,000	99,773
2.35%, 05/06/25 (a)	250,000	235,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/14/26 (a)	250,000	244,800
2.63%, 09/16/26 (a)	250,000	229,182
4.80%, 02/14/29 (a)	660,000	626,241
3.40%, 05/06/30 (a)	200,000	170,686
2.45%, 02/04/32 (a)	500,000	377,055
5.80%, 02/14/39 (a)	675,000	616,720
3.40%, 02/04/41 (a)	300,000	199,833
4.25%, 08/09/42	350,000	258,093
4.50%, 05/02/43	300,000	223,980
5.38%, 01/31/44	650,000	560,924
3.88%, 09/16/46 (a)	400,000	270,180
5.95%, 02/14/49 (a)	650,000	570,921
4.45%, 05/06/50 (a)	200,000	144,518
3.70%, 02/04/51 (a)	400,000	257,496
4.00%, 02/04/61 (a)	150,000	99,266
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	148,815
3.45%, 12/15/27 (a)	300,000	289,200
2.80%, 05/15/30 (a)	200,000	174,966
2.70%, 03/15/31 (a)	550,000	471,537
4.30%, 12/15/47 (a)	150,000	135,701
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	197,832
3.63%, 05/22/24 (a)	450,000	449,424
1.90%, 02/21/25 (a)	150,000	143,399
3.13%, 05/01/25 (a)	250,000	245,705
2.60%, 08/19/26 (a)	400,000	378,936
2.20%, 02/21/27 (a)	450,000	413,892
3.20%, 11/02/27 (a)	350,000	335,097
1.65%, 08/15/28 (a)	400,000	343,652
3.00%, 02/22/29 (a)	250,000	230,920
2.45%, 02/21/30 (a)	400,000	349,524
2.30%, 02/25/31 (a)	425,000	361,496
2.00%, 01/15/32 (a)	500,000	407,735
3.35%, 02/22/32 (a)	350,000	320,729
6.38%, 06/01/37	50,000	57,828
6.40%, 02/01/39	50,000	56,641
3.15%, 02/21/40 (a)	700,000	556,059
2.80%, 08/15/41 (a)	400,000	297,648
4.95%, 10/01/41	300,000	295,131
5.15%, 11/15/41 (a)	276,000	274,902
5.65%, 06/15/42 (a)	100,000	105,664
4.40%, 05/01/45 (a)	700,000	637,700
4.56%, 06/15/48 (a)	400,000	367,996
3.38%, 02/21/50 (a)	750,000	576,810
4.66%, 06/15/51 (a)	1,050,000	988,585
3.00%, 01/15/52 (a)	200,000	142,780
4.20%, 02/22/52 (a)	250,000	219,908
2.77%, 09/01/53 (a)	372,000	251,866
4.40%, 02/22/62 (a)	350,000	304,937
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,050,000	1,034,512
4.70%, 02/01/36 (a)	1,750,000	1,685,180
4.90%, 02/01/46 (a)	2,900,000	2,737,571
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	179,937
4.00%, 01/17/43	250,000	208,223
4.63%, 02/01/44	300,000	271,965
4.90%, 02/01/46 (a)	450,000	423,157
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	800,000	790,296
4.75%, 01/23/29 (a)	1,325,000	1,352,017
3.50%, 06/01/30 (a)	500,000	469,500
4.90%, 01/23/31 (a)	250,000	257,005
4.38%, 04/15/38 (a)	125,000	114,703
8.20%, 01/15/39	350,000	455,346
5.45%, 01/23/39 (a)	600,000	610,158

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 06/01/40 (a)	350,000	314,786
4.95%, 01/15/42	490,000	467,774
3.75%, 07/15/42	350,000	285,593
4.60%, 04/15/48 (a)	800,000	720,776
4.44%, 10/06/48 (a)	550,000	484,852
5.55%, 01/23/49 (a)	1,250,000	1,278,350
4.50%, 06/01/50 (a)	725,000	652,079
4.75%, 04/15/58 (a)	500,000	451,840
5.80%, 01/23/59 (a)	600,000	627,372
4.60%, 06/01/60 (a)	300,000	263,685
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	479,150
3.25%, 03/27/30 (a)	450,000	424,318
5.38%, 09/15/35	200,000	219,584
3.75%, 09/15/47 (a)	150,000	136,118
4.50%, 03/15/49 (a)	250,000	251,810
2.70%, 09/15/51 (a)	200,000	147,050
Ascension Health
2.53%, 11/15/29 (a)	120,000	108,496
3.11%, 11/15/39 (a)	200,000	165,376
3.95%, 11/15/46	375,000	348,382
4.85%, 11/15/53	175,000	184,874
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	650,000	616,934
1.20%, 05/28/26 (a)	350,000	316,515
1.75%, 05/28/28 (a)	350,000	309,001
2.25%, 05/28/31 (a)	100,000	87,123
AstraZeneca PLC
3.50%, 08/17/23 (a)	300,000	301,143
3.38%, 11/16/25	650,000	643,968
0.70%, 04/08/26 (a)	200,000	178,316
3.13%, 06/12/27 (a)	50,000	48,220
4.00%, 01/17/29 (a)	200,000	199,414
1.38%, 08/06/30 (a)	600,000	492,396
6.45%, 09/15/37	800,000	960,432
4.00%, 09/18/42	350,000	323,862
4.38%, 11/16/45	250,000	243,200
4.38%, 08/17/48 (a)	250,000	246,670
2.13%, 08/06/50 (a)	200,000	133,966
3.00%, 05/28/51 (a)	250,000	199,465
Banner Health
2.34%, 01/01/30 (a)	200,000	177,066
3.18%, 01/01/50 (a)	100,000	78,287
2.91%, 01/01/51 (a)	200,000	151,866
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	200,000	163,990
BAT Capital Corp.
3.22%, 08/15/24 (a)	850,000	827,781
2.79%, 09/06/24 (a)	300,000	289,872
3.22%, 09/06/26 (a)	350,000	326,970
4.70%, 04/02/27 (a)	350,000	342,251
3.56%, 08/15/27 (a)	1,100,000	1,008,018
2.26%, 03/25/28 (a)	200,000	167,604
3.46%, 09/06/29 (a)	200,000	171,758
4.91%, 04/02/30 (a)	400,000	371,940
2.73%, 03/25/31 (a)	250,000	197,675
4.39%, 08/15/37 (a)	700,000	557,690
3.73%, 09/25/40 (a)	250,000	176,860
4.54%, 08/15/47 (a)	750,000	552,277
4.76%, 09/06/49 (a)	325,000	246,308
5.28%, 04/02/50 (a)	175,000	144,694
3.98%, 09/25/50 (a)	300,000	205,662
5.65%, 03/16/52 (a)	200,000	171,894
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT International Finance PLC
1.67%, 03/25/26 (a)	550,000	488,125
4.45%, 03/16/28 (a)	300,000	284,268
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	198,596
5.25%, 06/23/45 (a)	173,000	173,868
Baxter International, Inc.
0.87%, 12/01/23	250,000	240,075
1.32%, 11/29/24	450,000	422,797
2.60%, 08/15/26 (a)	200,000	187,534
1.92%, 02/01/27 (a)	500,000	448,205
3.95%, 04/01/30 (a)	250,000	240,157
1.73%, 04/01/31 (a)	400,000	315,488
2.54%, 02/01/32 (a)	550,000	464,288
3.50%, 08/15/46 (a)	200,000	156,910
3.13%, 12/01/51 (a)	150,000	109,362
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	200,000	180,954
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	41,124
4.19%, 11/15/45 (a)	350,000	330,988
2.84%, 11/15/50 (a)	250,000	183,870
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	487,000	484,658
3.70%, 06/06/27 (a)	481,000	465,743
2.82%, 05/20/30 (a)	250,000	219,918
1.96%, 02/11/31 (a)	300,000	242,892
4.69%, 12/15/44 (a)	350,000	324,926
4.67%, 06/06/47 (a)	450,000	421,681
3.79%, 05/20/50 (a)	250,000	206,935
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	109,800
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	594,384
2.25%, 05/01/30 (a)	500,000	410,430
3.15%, 05/01/50 (a)	600,000	412,098
3.25%, 02/15/51 (a)	435,000	305,518
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	250,000	222,357
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	175,000	163,406
2.10%, 06/01/31 (a)	100,000	82,990
3.21%, 06/01/50 (a)	100,000	75,346
Boston Scientific Corp.
3.45%, 03/01/24 (a)	110,000	109,855
1.90%, 06/01/25 (a)	150,000	141,684
2.65%, 06/01/30 (a)	350,000	305,788
6.75%, 11/15/35 (f)	150,000	173,247
4.55%, 03/01/39 (a)	150,000	140,373
7.38%, 01/15/40	100,000	124,215
4.70%, 03/01/49 (a)	200,000	191,624
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	500,000	483,515
2.90%, 07/26/24 (a)	800,000	793,160
3.88%, 08/15/25 (a)	114,000	114,642
0.75%, 11/13/25 (a)	250,000	228,080
3.20%, 06/15/26 (a)	647,000	639,107
3.25%, 02/27/27	250,000	246,905
1.13%, 11/13/27 (a)	300,000	264,099
3.90%, 02/20/28 (a)	350,000	351,064
3.40%, 07/26/29 (a)	1,075,000	1,039,256
1.45%, 11/13/30 (a)	100,000	82,293
2.95%, 03/15/32 (a)	600,000	551,298
4.13%, 06/15/39 (a)	750,000	718,192

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 11/13/40 (a)	300,000	223,224
3.25%, 08/01/42	300,000	246,864
5.00%, 08/15/45 (a)	300,000	314,601
4.35%, 11/15/47 (a)	400,000	382,792
4.55%, 02/20/48 (a)	556,000	546,465
4.25%, 10/26/49 (a)	1,200,000	1,130,616
2.55%, 11/13/50 (a)	200,000	141,810
3.70%, 03/15/52 (a)	650,000	562,952
3.90%, 03/15/62 (a)	325,000	280,657
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	136,220
4.50%, 07/15/45 (a)	150,000	139,398
Brunswick Corp.
0.85%, 08/18/24 (a)	225,000	207,941
2.40%, 08/18/31 (a)	200,000	148,192
5.10%, 04/01/52 (a)	150,000	112,353
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	184,370
3.75%, 09/25/27 (a)	400,000	385,144
2.75%, 05/14/31 (a)	250,000	206,515
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	249,612
4.15%, 03/15/28 (a)	400,000	391,984
2.38%, 04/24/30 (a)	250,000	211,285
4.80%, 03/15/48 (a)	225,000	210,778
3.13%, 04/24/50 (a)	25,000	17,857
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	272,000	267,830
3.50%, 11/15/24 (a)	200,000	198,420
3.75%, 09/15/25 (a)	250,000	247,342
3.41%, 06/15/27 (a)	400,000	385,012
4.60%, 03/15/43	150,000	129,924
4.90%, 09/15/45 (a)	150,000	136,974
4.37%, 06/15/47 (a)	100,000	85,113
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	175,000	129,939
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	85,775
Children's Health System of Texas
2.51%, 08/15/50 (a)	200,000	139,156
Children's Hospital
2.93%, 07/15/50 (a)	150,000	107,816
Children's Hospital Corp.
4.12%, 01/01/47 (a)	150,000	140,822
2.59%, 02/01/50 (a)	120,000	83,905
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	143,354
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	104,678
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	150,689
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	335,552
5.00%, 06/15/52 (a)	150,000	154,013
Cigna Corp.
3.00%, 07/15/23 (a)	285,000	283,099
3.75%, 07/15/23 (a)	443,000	443,585
0.61%, 03/15/24 (a)	75,000	71,452
3.25%, 04/15/25 (a)	400,000	392,536
4.13%, 11/15/25 (a)	750,000	752,490
4.50%, 02/25/26 (a)	385,000	390,425
1.25%, 03/15/26 (a)	150,000	135,465
3.40%, 03/01/27 (a)	435,000	418,374
3.05%, 10/15/27 (a)	191,000	179,926
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/15/28 (a)	1,000,000	992,220
2.40%, 03/15/30 (a)	500,000	430,255
2.38%, 03/15/31 (a)	500,000	422,845
4.80%, 08/15/38 (a)	650,000	633,464
3.20%, 03/15/40 (a)	250,000	199,888
6.13%, 11/15/41	145,000	160,224
4.80%, 07/15/46 (a)	430,000	410,151
3.88%, 10/15/47 (a)	314,000	259,706
4.90%, 12/15/48 (a)	850,000	816,833
3.40%, 03/15/50 (a)	400,000	306,292
3.40%, 03/15/51 (a)	475,000	366,477
City of Hope
5.62%, 11/15/43	195,000	211,743
Cleveland Clinic Foundation
4.86%, 01/01/14	150,000	145,011
Clorox Co.
3.10%, 10/01/27 (a)	100,000	95,651
3.90%, 05/15/28 (a)	450,000	441,742
4.40%, 05/01/29 (a)	150,000	149,960
Coca-Cola Co.
1.75%, 09/06/24	350,000	342,062
3.38%, 03/25/27	400,000	396,600
1.45%, 06/01/27	500,000	452,875
1.00%, 03/15/28	500,000	431,545
2.13%, 09/06/29	300,000	267,942
3.45%, 03/25/30	700,000	679,602
1.65%, 06/01/30	250,000	212,025
2.00%, 03/05/31	200,000	172,262
1.38%, 03/15/31	400,000	326,048
2.25%, 01/05/32	500,000	436,155
2.50%, 06/01/40	500,000	394,080
4.20%, 03/25/50	250,000	246,445
2.60%, 06/01/50	400,000	299,204
3.00%, 03/05/51	350,000	283,251
2.50%, 03/15/51	500,000	364,630
2.75%, 06/01/60	350,000	253,312
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	149,648
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	314,398
1.85%, 09/01/32 (a)	300,000	234,492
5.25%, 11/26/43	200,000	202,252
Colgate-Palmolive Co.
3.25%, 03/15/24	150,000	150,263
3.70%, 08/01/47 (a)	377,000	342,459
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	292,422
3.35%, 10/01/29 (a)	350,000	322,577
4.35%, 11/01/42	250,000	225,325
3.82%, 10/01/49 (a)	250,000	209,670
4.19%, 10/01/49 (a)	300,000	253,734
3.91%, 10/01/50 (a)	225,000	180,324
Community Health Network, Inc.
3.10%, 05/01/50 (a)	175,000	131,878
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	360,000	361,534
4.60%, 11/01/25 (a)	350,000	351,967
1.38%, 11/01/27 (a)	350,000	292,348
7.00%, 10/01/28	50,000	53,930
4.85%, 11/01/28 (a)	400,000	394,652
8.25%, 09/15/30	150,000	175,997
5.30%, 11/01/38 (a)	350,000	331,065
5.40%, 11/01/48 (a)	300,000	283,875

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	152,241
4.40%, 11/15/25 (a)	250,000	251,597
4.75%, 12/01/25	200,000	203,526
3.70%, 12/06/26 (a)	200,000	195,050
3.60%, 02/15/28 (a)	100,000	94,919
4.65%, 11/15/28 (a)	250,000	247,652
3.15%, 08/01/29 (a)	300,000	270,555
2.88%, 05/01/30 (a)	550,000	479,039
4.75%, 05/09/32 (a)	200,000	197,802
4.50%, 05/09/47 (a)	175,000	155,890
4.10%, 02/15/48 (a)	150,000	127,343
5.25%, 11/15/48 (a)	200,000	198,714
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	200,000	158,534
CVS Health Corp.
3.38%, 08/12/24 (a)	250,000	249,012
2.63%, 08/15/24 (a)	300,000	293,592
4.10%, 03/25/25 (a)	300,000	302,292
3.88%, 07/20/25 (a)	950,000	946,428
2.88%, 06/01/26 (a)	600,000	572,250
3.00%, 08/15/26 (a)	250,000	239,612
3.63%, 04/01/27 (a)	250,000	243,650
6.25%, 06/01/27	200,000	215,010
1.30%, 08/21/27 (a)	350,000	301,710
4.30%, 03/25/28 (a)	1,572,000	1,558,198
3.25%, 08/15/29 (a)	500,000	457,025
3.75%, 04/01/30 (a)	400,000	374,500
1.75%, 08/21/30 (a)	100,000	80,321
1.88%, 02/28/31 (a)	400,000	320,836
2.13%, 09/15/31 (a)	400,000	324,248
4.88%, 07/20/35 (a)	250,000	247,492
4.78%, 03/25/38 (a)	1,575,000	1,492,454
6.13%, 09/15/39	150,000	162,524
4.13%, 04/01/40 (a)	350,000	305,805
2.70%, 08/21/40 (a)	400,000	288,692
5.30%, 12/05/43 (a)	250,000	249,000
5.13%, 07/20/45 (a)	950,000	918,336
5.05%, 03/25/48 (a)	2,400,000	2,299,752
4.25%, 04/01/50 (a)	250,000	215,610
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	147,957
4.38%, 09/15/45 (a)	50,000	46,580
2.60%, 10/01/50 (a)	250,000	174,730
2.80%, 12/10/51 (a)	250,000	180,760
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	135,879
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	168,982
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	192,212
2.60%, 11/15/29 (a)	250,000	224,332
3.25%, 11/15/39 (a)	450,000	374,494
3.40%, 11/15/49 (a)	350,000	284,000
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	193,268
1.38%, 09/29/25 (a)	300,000	280,197
3.88%, 05/18/28 (a)	250,000	248,647
2.38%, 10/24/29 (a)	200,000	177,572
2.00%, 04/29/30 (a)	450,000	384,912
2.13%, 04/29/32 (a)	250,000	208,668
5.88%, 09/30/36	400,000	450,552
3.88%, 04/29/43 (a)	50,000	45,059
Diageo Investment Corp.
4.25%, 05/11/42	100,000	94,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dignity Health
4.50%, 11/01/42	100,000	91,846
5.27%, 11/01/64	100,000	97,394
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	182,606
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	244,280
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	49,255
3.10%, 05/15/27 (a)	250,000	243,692
3.38%, 03/15/29 (a)	350,000	341,288
3.70%, 03/01/45 (a)	50,000	46,096
3.95%, 05/15/47 (a)	100,000	96,338
3.95%, 03/15/49 (a)	350,000	338,156
2.25%, 05/15/50 (a)	450,000	318,402
4.15%, 03/15/59 (a)	225,000	217,166
2.50%, 09/15/60 (a)	300,000	206,967
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	97,033
3.15%, 03/15/27 (a)	250,000	243,325
2.38%, 12/01/29 (a)	200,000	178,238
2.60%, 04/15/30 (a)	250,000	224,822
4.38%, 06/15/45 (a)	150,000	142,106
4.15%, 03/15/47 (a)	250,000	233,485
3.13%, 12/01/49 (a)	300,000	239,190
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	164,380
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	250,000	225,972
3.50%, 01/16/50 (a)	800,000	619,744
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	43,580
General Mills, Inc.
3.65%, 02/15/24 (a)	200,000	201,394
4.00%, 04/17/25 (a)	400,000	400,160
3.20%, 02/10/27 (a)	300,000	288,483
4.20%, 04/17/28 (a)	325,000	322,371
2.88%, 04/15/30 (a)	350,000	309,928
4.70%, 04/17/48 (a)	50,000	47,770
3.00%, 02/01/51 (a)	401,000	292,108
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	250,000	247,655
0.75%, 09/29/23 (a)	412,000	398,952
3.70%, 04/01/24 (a)	600,000	600,978
3.50%, 02/01/25 (a)	600,000	593,748
3.65%, 03/01/26 (a)	700,000	689,752
2.95%, 03/01/27 (a)	350,000	331,597
1.20%, 10/01/27 (a)	400,000	344,628
4.60%, 09/01/35 (a)	550,000	545,550
4.00%, 09/01/36 (a)	300,000	280,161
5.65%, 12/01/41 (a)	200,000	214,642
4.80%, 04/01/44 (a)	650,000	631,033
4.50%, 02/01/45 (a)	400,000	370,908
4.75%, 03/01/46 (a)	650,000	624,286
4.15%, 03/01/47 (a)	625,000	553,244
2.80%, 10/01/50 (a)	500,000	350,620
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	338,408
3.00%, 06/01/24 (a)	300,000	297,690
3.38%, 06/01/29 (a)	250,000	241,485
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	350,000	351,246
3.88%, 05/15/28	500,000	498,185
5.38%, 04/15/34	180,000	197,710

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 05/15/38	775,000	928,527
4.20%, 03/18/43	175,000	165,286
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (c)	500,000	487,945
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(c)	250,000	246,602
3.38%, 03/24/27 (a)(c)	500,000	478,615
3.38%, 03/24/29 (a)(c)	300,000	281,013
3.63%, 03/24/32 (a)(c)	700,000	646,317
4.00%, 03/24/52 (a)(c)	300,000	259,032
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	190,518
4.21%, 07/01/48 (a)	100,000	93,308
4.50%, 07/01/57 (a)	150,000	144,818
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	122,091
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	146,220
3.55%, 11/19/26 (a)	200,000	191,242
3.50%, 09/15/27 (a)	100,000	94,479
3.90%, 11/19/29 (a)	200,000	183,926
6.35%, 03/15/40	200,000	206,092
5.10%, 05/15/44 (a)	150,000	135,818
HCA, Inc.
5.00%, 03/15/24	700,000	703,325
5.38%, 02/01/25	750,000	748,965
5.25%, 04/15/25	500,000	501,470
5.88%, 02/15/26 (a)	500,000	503,665
5.25%, 06/15/26 (a)	250,000	248,885
5.38%, 09/01/26 (a)	250,000	248,070
4.50%, 02/15/27 (a)	500,000	481,410
3.13%, 03/15/27 (a)(c)	250,000	228,647
5.63%, 09/01/28 (a)	500,000	492,535
5.88%, 02/01/29 (a)	250,000	250,477
3.38%, 03/15/29 (a)(c)	250,000	219,943
4.13%, 06/15/29 (a)	650,000	593,677
3.50%, 09/01/30 (a)	750,000	640,192
3.63%, 03/15/32 (a)(c)	500,000	422,705
5.13%, 06/15/39 (a)	400,000	350,860
4.38%, 03/15/42 (a)(c)	250,000	200,530
5.50%, 06/15/47 (a)	400,000	359,672
5.25%, 06/15/49 (a)	700,000	605,066
3.50%, 07/15/51 (a)	500,000	345,510
4.63%, 03/15/52 (a)(c)	500,000	400,275
Hershey Co.
0.90%, 06/01/25 (a)	200,000	185,534
2.30%, 08/15/26 (a)	310,000	294,732
2.45%, 11/15/29 (a)	100,000	89,771
3.13%, 11/15/49 (a)	150,000	119,070
2.65%, 06/01/50 (a)	250,000	184,033
Hormel Foods Corp.
0.65%, 06/03/24 (a)	300,000	285,948
1.70%, 06/03/28 (a)	150,000	132,626
1.80%, 06/11/30 (a)	250,000	209,908
3.05%, 06/03/51 (a)	250,000	192,183
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	106,598
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	94,324
Illumina, Inc.
2.55%, 03/23/31 (a)	225,000	183,161
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	190,000	171,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	143,670
2.90%, 06/01/30 (a)	250,000	217,548
3.90%, 06/01/50 (a)	100,000	81,106
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	200,000	170,534
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	150,000	123,806
JM Smucker Co.
3.50%, 03/15/25	350,000	345,579
2.38%, 03/15/30 (a)	250,000	212,745
2.13%, 03/15/32 (a)	200,000	161,038
4.25%, 03/15/35	250,000	231,320
4.38%, 03/15/45	200,000	175,128
3.55%, 03/15/50 (a)	100,000	75,446
Johnson & Johnson
3.38%, 12/05/23	250,000	251,675
2.63%, 01/15/25 (a)	320,000	316,416
0.55%, 09/01/25 (a)	450,000	415,462
2.45%, 03/01/26 (a)	600,000	583,524
2.95%, 03/03/27 (a)	400,000	391,332
0.95%, 09/01/27 (a)	600,000	529,212
2.90%, 01/15/28 (a)	350,000	338,583
6.95%, 09/01/29	100,000	123,851
1.30%, 09/01/30 (a)	400,000	337,540
4.95%, 05/15/33	100,000	108,949
4.38%, 12/05/33 (a)	100,000	103,483
3.55%, 03/01/36 (a)	117,000	111,074
3.63%, 03/03/37 (a)	550,000	523,314
3.40%, 01/15/38 (a)	350,000	315,787
5.85%, 07/15/38	382,000	442,738
2.10%, 09/01/40 (a)	400,000	293,272
4.50%, 09/01/40	50,000	50,734
4.85%, 05/15/41	150,000	158,528
4.50%, 12/05/43 (a)	200,000	201,844
3.70%, 03/01/46 (a)	775,000	716,549
3.75%, 03/03/47 (a)	200,000	185,868
3.50%, 01/15/48 (a)	50,000	44,852
2.25%, 09/01/50 (a)	450,000	315,481
2.45%, 09/01/60 (a)	550,000	374,418
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	350,000	340,732
2.81%, 06/01/41 (a)	400,000	307,824
4.88%, 04/01/42	50,000	51,109
4.15%, 05/01/47 (a)	275,000	257,260
3.27%, 11/01/49 (a)	550,000	435,292
3.00%, 06/01/51 (a)	400,000	299,336
Kellogg Co.
2.65%, 12/01/23	350,000	346,878
4.30%, 05/15/28 (a)	350,000	349,643
2.10%, 06/01/30 (a)	250,000	207,730
7.45%, 04/01/31	50,000	57,875
4.50%, 04/01/46	231,000	213,167
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	150,000	149,732
4.42%, 05/25/25 (a)	550,000	555,390
3.40%, 11/15/25 (a)	200,000	195,604
2.55%, 09/15/26 (a)	250,000	233,042
3.43%, 06/15/27 (a)	200,000	191,274
4.60%, 05/25/28 (a)	500,000	500,805
3.20%, 05/01/30 (a)	300,000	268,521
2.25%, 03/15/31 (a)	250,000	205,905
4.50%, 11/15/45 (a)	250,000	221,927
4.42%, 12/15/46 (a)	200,000	177,742

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 05/01/50 (a)	250,000	199,090
4.50%, 04/15/52 (a)	400,000	352,948
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	146,027
1.05%, 09/15/27 (a)	300,000	262,014
3.95%, 11/01/28 (a)	200,000	199,604
3.20%, 04/25/29 (a)	300,000	286,491
3.10%, 03/26/30 (a)	200,000	187,934
6.63%, 08/01/37	300,000	366,096
5.30%, 03/01/41	300,000	317,562
3.20%, 07/30/46 (a)	100,000	80,644
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	173,000	182,415
Koninklijke Philips N.V.
6.88%, 03/11/38	267,000	306,233
5.00%, 03/15/42	150,000	145,335
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	472,675
3.88%, 05/15/27 (a)	400,000	387,264
4.63%, 01/30/29 (a)	200,000	197,914
3.75%, 04/01/30 (a)	250,000	231,227
5.00%, 07/15/35 (a)	250,000	242,650
6.88%, 01/26/39	275,000	302,547
4.63%, 10/01/39 (a)	175,000	153,475
6.50%, 02/09/40	250,000	267,925
5.00%, 06/04/42	500,000	458,085
5.20%, 07/15/45 (a)	500,000	464,155
4.38%, 06/01/46 (a)	850,000	708,594
4.88%, 10/01/49 (a)	475,000	421,073
5.50%, 06/01/50 (a)	250,000	241,402
Kroger Co.
4.00%, 02/01/24 (a)	450,000	452,722
2.65%, 10/15/26 (a)	200,000	187,522
4.50%, 01/15/29 (a)	200,000	199,032
2.20%, 05/01/30 (a)	250,000	211,148
1.70%, 01/15/31 (a)	200,000	159,460
7.50%, 04/01/31	100,000	119,042
6.90%, 04/15/38	140,000	163,621
5.40%, 07/15/40 (a)	50,000	50,724
5.00%, 04/15/42 (a)	100,000	97,053
5.15%, 08/01/43 (a)	67,000	66,069
3.88%, 10/15/46 (a)	100,000	83,164
4.45%, 02/01/47 (a)	350,000	317,950
4.65%, 01/15/48 (a)	200,000	186,964
5.40%, 01/15/49 (a)	200,000	209,336
3.95%, 01/15/50 (a)	270,000	229,027
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	600,000	591,492
2.30%, 12/01/24 (a)	250,000	239,517
3.60%, 02/01/25 (a)	150,000	147,917
2.95%, 12/01/29 (a)	100,000	88,018
2.70%, 06/01/31 (a)	250,000	210,523
4.70%, 02/01/45 (a)	300,000	267,879
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	87,862
3.19%, 07/01/49 (a)	100,000	78,628
4.12%, 07/01/55	100,000	90,520
3.34%, 07/01/60 (a)	150,000	112,695
Mayo Clinic
3.77%, 11/15/43	100,000	90,015
4.13%, 11/15/52	250,000	238,765
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	250,000	245,430
0.90%, 02/15/26 (a)	150,000	133,173
3.40%, 08/15/27 (a)	250,000	239,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/15/30 (a)	200,000	171,024
4.20%, 08/15/47 (a)	150,000	136,383
McKesson Corp.
3.80%, 03/15/24 (a)	300,000	300,795
0.90%, 12/03/25 (a)	250,000	225,317
3.95%, 02/16/28 (a)	200,000	195,164
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	143,508
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	201,450
5.90%, 11/01/39	150,000	168,219
4.60%, 06/01/44 (a)	200,000	194,902
MedStar Health, Inc.
3.63%, 08/15/49	125,000	103,548
Medtronic, Inc.
4.38%, 03/15/35	650,000	650,097
4.63%, 03/15/45	600,000	603,444
Memorial Health Services
3.45%, 11/01/49 (a)	150,000	123,720
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	31,276
2.96%, 01/01/50 (a)	100,000	76,144
4.13%, 07/01/52	200,000	187,498
4.20%, 07/01/55	200,000	183,690
Merck & Co., Inc.
2.75%, 02/10/25 (a)	1,150,000	1,135,498
0.75%, 02/24/26 (a)	100,000	90,731
1.70%, 06/10/27 (a)	500,000	454,775
3.40%, 03/07/29 (a)	600,000	581,358
1.45%, 06/24/30 (a)	450,000	373,923
2.15%, 12/10/31 (a)	700,000	603,029
6.50%, 12/01/33 (f)	350,000	423,773
3.90%, 03/07/39 (a)	350,000	331,317
2.35%, 06/24/40 (a)	300,000	226,293
3.60%, 09/15/42 (a)	200,000	175,628
4.15%, 05/18/43	400,000	379,908
3.70%, 02/10/45 (a)	625,000	550,125
4.00%, 03/07/49 (a)	450,000	417,843
2.45%, 06/24/50 (a)	400,000	282,592
2.75%, 12/10/51 (a)	625,000	463,719
2.90%, 12/10/61 (a)	475,000	338,794
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	55,215
Methodist Hospital
2.71%, 12/01/50 (a)	225,000	159,041
MidMichigan Health
3.41%, 06/01/50 (a)	150,000	121,182
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	555,615
5.00%, 05/01/42	350,000	322,213
4.20%, 07/15/46 (a)	575,000	471,437
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	233,690
2.63%, 03/17/27 (a)	250,000	234,137
2.75%, 04/13/30 (a)	425,000	373,673
1.50%, 02/04/31 (a)	200,000	157,322
3.00%, 03/17/32 (a)	250,000	218,885
1.88%, 10/15/32 (a)	250,000	194,908
2.63%, 09/04/50 (a)	250,000	169,948
Montefiore Obligated Group
5.25%, 11/01/48	150,000	128,204
4.29%, 09/01/50	125,000	91,596

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	88,490
3.74%, 07/01/49 (a)	150,000	126,792
3.39%, 07/01/50 (a)	150,000	115,371
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	108,323
Mylan, Inc.
4.55%, 04/15/28 (a)	250,000	238,542
5.40%, 11/29/43 (a)	150,000	126,177
5.20%, 04/15/48 (a)	250,000	200,533
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	108,023
4.02%, 08/01/45	100,000	91,952
4.06%, 08/01/56	100,000	91,854
2.61%, 08/01/60 (a)	100,000	64,331
3.95%, 08/01/19 (a)	200,000	155,046
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	151,506
4.26%, 11/01/47 (a)	250,000	226,912
3.81%, 11/01/49 (a)	150,000	125,502
Novant Health, Inc.
2.64%, 11/01/36 (a)	200,000	161,834
3.32%, 11/01/61 (a)	250,000	191,930
Novartis Capital Corp.
3.40%, 05/06/24	350,000	351,746
1.75%, 02/14/25 (a)	350,000	337,925
3.00%, 11/20/25 (a)	550,000	542,960
2.00%, 02/14/27 (a)	490,000	456,410
3.10%, 05/17/27 (a)	350,000	341,736
2.20%, 08/14/30 (a)	550,000	485,606
3.70%, 09/21/42	150,000	136,514
4.40%, 05/06/44	575,000	574,845
4.00%, 11/20/45 (a)	400,000	372,884
2.75%, 08/14/50 (a)	350,000	272,639
NYU Langone Hospitals
5.75%, 07/01/43	125,000	139,804
4.78%, 07/01/44	100,000	98,786
4.37%, 07/01/47 (a)	180,000	164,828
3.38%, 07/01/55 (a)	150,000	113,895
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	129,257
2.83%, 11/15/41 (a)	50,000	38,866
3.04%, 11/15/50 (a)	150,000	115,973
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	90,185
3.33%, 10/01/50 (a)	150,000	120,029
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	138,377
4.79%, 11/15/48 (a)	100,000	99,767
3.22%, 11/15/50 (a)	150,000	114,233
PepsiCo, Inc.
0.40%, 10/07/23	300,000	291,096
3.60%, 03/01/24 (a)	550,000	553,624
2.25%, 03/19/25 (a)	550,000	535,826
2.75%, 04/30/25 (a)	300,000	295,656
3.50%, 07/17/25 (a)	100,000	100,502
2.38%, 10/06/26 (a)	300,000	288,330
2.63%, 03/19/27 (a)	250,000	239,937
3.00%, 10/15/27 (a)	500,000	487,155
2.63%, 07/29/29 (a)	400,000	370,792
2.75%, 03/19/30 (a)	500,000	460,805
1.63%, 05/01/30 (a)	225,000	191,061
1.40%, 02/25/31 (a)	200,000	164,460
1.95%, 10/21/31 (a)	400,000	341,248
3.50%, 03/19/40 (a)	300,000	268,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/05/42	250,000	235,485
3.60%, 08/13/42	245,000	218,383
4.45%, 04/14/46 (a)	350,000	354,760
3.45%, 10/06/46 (a)	400,000	345,732
4.00%, 05/02/47 (a)	150,000	143,055
3.38%, 07/29/49 (a)	250,000	215,195
2.88%, 10/15/49 (a)	250,000	198,723
3.63%, 03/19/50 (a)	300,000	272,664
3.88%, 03/19/60 (a)	250,000	233,705
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	250,000	240,930
1.90%, 09/15/28 (a)	250,000	208,520
3.30%, 09/15/29 (a)	250,000	220,260
2.25%, 09/15/31 (a)	250,000	198,015
3.63%, 03/15/51 (a)	150,000	113,696
Pfizer, Inc.
3.20%, 09/15/23 (a)	350,000	351,074
2.95%, 03/15/24 (a)	268,000	266,915
3.40%, 05/15/24	250,000	251,495
0.80%, 05/28/25 (a)	350,000	326,676
2.75%, 06/03/26	400,000	390,052
3.00%, 12/15/26	650,000	636,155
3.60%, 09/15/28 (a)	250,000	248,972
3.45%, 03/15/29 (a)	500,000	487,135
2.63%, 04/01/30 (a)	500,000	456,775
1.70%, 05/28/30 (a)	250,000	213,418
4.00%, 12/15/36	250,000	244,020
4.10%, 09/15/38 (a)	200,000	193,504
3.90%, 03/15/39 (a)	300,000	283,812
7.20%, 03/15/39	650,000	852,501
2.55%, 05/28/40 (a)	250,000	197,190
5.60%, 09/15/40	200,000	224,486
4.30%, 06/15/43	150,000	145,383
4.40%, 05/15/44	350,000	344,155
4.13%, 12/15/46	550,000	529,991
4.20%, 09/15/48 (a)	300,000	292,671
4.00%, 03/15/49 (a)	250,000	235,802
2.70%, 05/28/50 (a)	250,000	191,908
Pharmacia LLC
6.60%, 12/01/28	200,000	226,256
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	197,776
1.50%, 05/01/25 (a)	200,000	187,366
3.38%, 08/11/25 (a)	150,000	147,774
2.75%, 02/25/26 (a)	330,000	315,463
0.88%, 05/01/26 (a)	250,000	221,577
3.13%, 08/17/27 (a)	50,000	46,985
3.13%, 03/02/28 (a)	250,000	228,745
3.38%, 08/15/29 (a)	250,000	225,715
2.10%, 05/01/30 (a)	300,000	245,502
1.75%, 11/01/30 (a)	250,000	193,918
6.38%, 05/16/38	400,000	421,384
4.38%, 11/15/41	250,000	209,263
4.50%, 03/20/42	250,000	213,793
3.88%, 08/21/42	250,000	196,283
4.13%, 03/04/43	300,000	242,640
4.88%, 11/15/43	175,000	156,335
4.25%, 11/10/44	400,000	326,468
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	123,974
Procter & Gamble Co.
0.55%, 10/29/25	500,000	460,545
2.70%, 02/02/26	400,000	393,448
1.00%, 04/23/26	250,000	230,030
2.45%, 11/03/26	350,000	337,043
2.80%, 03/25/27	200,000	193,702

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 08/11/27	500,000	485,030
3.00%, 03/25/30	500,000	472,160
1.20%, 10/29/30	250,000	204,660
1.95%, 04/23/31	400,000	346,312
5.80%, 08/15/34	250,000	290,590
3.55%, 03/25/40	300,000	273,519
3.50%, 10/25/47	200,000	178,402
3.60%, 03/25/50	150,000	137,652
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	266,163
3.74%, 10/01/47	112,000	96,459
3.93%, 10/01/48 (a)	125,000	110,130
2.70%, 10/01/51 (a)	250,000	169,125
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	295,341
3.45%, 06/01/26 (a)	100,000	97,495
4.20%, 06/30/29 (a)	100,000	97,263
2.95%, 06/30/30 (a)	300,000	264,636
2.80%, 06/30/31 (a)	150,000	128,912
4.70%, 03/30/45 (a)	100,000	90,762
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	361,426
2.80%, 09/15/50 (a)	250,000	170,218
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	747,382
5.70%, 08/15/35 (a)	300,000	280,803
7.25%, 06/15/37	225,000	235,966
6.15%, 09/15/43	200,000	182,876
5.85%, 08/15/45 (a)	725,000	616,736
Royalty Pharma PLC
0.75%, 09/02/23	300,000	288,924
1.20%, 09/02/25 (a)	350,000	313,659
1.75%, 09/02/27 (a)	350,000	298,767
2.20%, 09/02/30 (a)	350,000	282,628
2.15%, 09/02/31 (a)	200,000	156,416
3.30%, 09/02/40 (a)	350,000	259,122
3.55%, 09/02/50 (a)	150,000	104,841
3.35%, 09/02/51 (a)	250,000	169,828
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	144,503
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	225,000	199,136
3.48%, 07/01/49 (a)	50,000	41,242
Sanofi
3.63%, 06/19/28 (a)	250,000	246,922
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	106,214
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	340,000	336,372
3.20%, 09/23/26 (a)	900,000	864,414
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	198,733
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	150,000	125,558
SSM Health Care Corp.
3.69%, 06/01/23 (a)	200,000	200,202
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	176,898
3.03%, 08/15/51 (a)	100,000	75,924
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	169,114
3.75%, 03/15/51 (a)	150,000	117,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	149,270
1.15%, 06/15/25 (a)	200,000	184,878
3.38%, 11/01/25 (a)	200,000	196,112
3.50%, 03/15/26 (a)	340,000	333,747
3.65%, 03/07/28 (a)	150,000	145,487
1.95%, 06/15/30 (a)	400,000	333,112
4.10%, 04/01/43 (a)	100,000	86,868
4.38%, 05/15/44 (a)	100,000	90,863
4.63%, 03/15/46 (a)	325,000	311,057
2.90%, 06/15/50 (a)	250,000	181,148
Summa Health
3.51%, 11/15/51 (a)	100,000	81,052
Sutter Health
1.32%, 08/15/25 (a)	200,000	185,012
2.29%, 08/15/30 (a)	200,000	171,868
3.16%, 08/15/40 (a)	100,000	78,724
4.09%, 08/15/48 (a)	150,000	132,788
3.36%, 08/15/50 (a)	200,000	154,906
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	299,289
3.30%, 07/15/26 (a)	250,000	242,115
3.25%, 07/15/27 (a)	200,000	190,474
2.40%, 02/15/30 (a)	200,000	171,252
5.95%, 04/01/30 (a)	200,000	213,604
2.45%, 12/14/31 (a)	200,000	166,338
5.38%, 09/21/35	200,000	206,812
6.60%, 04/01/40 (a)	100,000	114,977
4.85%, 10/01/45 (a)	175,000	163,317
4.50%, 04/01/46 (a)	200,000	178,792
4.45%, 03/15/48 (a)	175,000	153,550
3.30%, 02/15/50 (a)	150,000	112,145
6.60%, 04/01/50 (a)	431,000	498,163
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	500,000	503,820
5.00%, 11/26/28 (a)	500,000	510,175
2.05%, 03/31/30 (a)	750,000	627,517
3.03%, 07/09/40 (a)	500,000	385,020
3.18%, 07/09/50 (a)	600,000	448,458
3.38%, 07/09/60 (a)	300,000	219,828
Texas Health Resources
2.33%, 11/15/50 (a)	125,000	82,140
4.33%, 11/15/55	100,000	95,592
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	291,192
1.22%, 10/18/24 (a)	750,000	711,562
1.75%, 10/15/28 (a)	200,000	175,124
2.60%, 10/01/29 (a)	310,000	281,325
2.00%, 10/15/31 (a)	400,000	335,824
2.80%, 10/15/41 (a)	400,000	314,196
5.30%, 02/01/44 (a)	148,000	158,795
4.10%, 08/15/47 (a)	235,000	219,464
Toledo Hospital
5.33%, 11/15/28	75,000	70,656
5.75%, 11/15/38 (a)	175,000	179,330
6.02%, 11/15/48	150,000	140,681
Trinity Health Corp.
4.13%, 12/01/45	225,000	208,271
3.43%, 12/01/48	100,000	84,018
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	150,527
3.95%, 08/15/24 (a)	250,000	249,802
4.00%, 03/01/26 (a)	250,000	248,265
3.55%, 06/02/27 (a)	350,000	335,685
4.35%, 03/01/29 (a)	260,000	257,709
4.88%, 08/15/34 (a)	350,000	354,294

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 08/15/44 (a)	225,000	223,947
4.55%, 06/02/47 (a)	350,000	321,496
5.10%, 09/28/48 (a)	210,000	212,470
Unilever Capital Corp.
0.38%, 09/14/23	150,000	145,305
3.25%, 03/07/24 (a)	200,000	200,244
2.60%, 05/05/24 (a)	300,000	295,710
3.10%, 07/30/25	200,000	197,870
2.00%, 07/28/26	350,000	329,868
2.90%, 05/05/27 (a)	200,000	192,200
3.50%, 03/22/28 (a)	550,000	538,758
2.13%, 09/06/29 (a)	200,000	176,322
1.38%, 09/14/30 (a)	150,000	122,139
1.75%, 08/12/31 (a)	200,000	165,048
5.90%, 11/15/32	400,000	455,924
2.63%, 08/12/51 (a)	200,000	145,172
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	375,000	300,225
2.65%, 01/15/32 (a)(c)	200,000	155,460
UPMC
3.60%, 04/03/25	100,000	99,381
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	700,000	660,541
5.25%, 06/15/46 (a)	250,000	202,795
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	226,817
2.30%, 06/22/27 (a)	250,000	214,803
2.70%, 06/22/30 (a)	400,000	321,676
3.85%, 06/22/40 (a)	500,000	353,640
4.00%, 06/22/50 (a)	625,000	417,081
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	150,000	109,101
Whirlpool Corp.
4.00%, 03/01/24	100,000	100,764
3.70%, 05/01/25	100,000	99,890
4.75%, 02/26/29 (a)	250,000	249,695
4.50%, 06/01/46 (a)	150,000	127,220
4.60%, 05/15/50 (a)	150,000	130,130
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	100,739
3.07%, 03/01/51 (a)	150,000	108,186
Wyeth LLC
6.50%, 02/01/34	450,000	538,564
6.00%, 02/15/36	250,000	287,732
5.95%, 04/01/37	550,000	635,910
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	200,000	137,534
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	345,646
3.05%, 01/15/26 (a)	250,000	240,250
2.60%, 11/24/31 (a)	250,000	204,445
4.45%, 08/15/45 (a)	149,000	128,813
Zoetis, Inc.
3.00%, 09/12/27 (a)	400,000	377,736
3.90%, 08/20/28 (a)	320,000	310,477
2.00%, 05/15/30 (a)	200,000	167,626
4.70%, 02/01/43 (a)	350,000	337,876
4.45%, 08/20/48 (a)	150,000	141,576
3.00%, 05/15/50 (a)	250,000	186,803
		269,604,251
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	550,000	520,553
3.14%, 11/07/29 (a)	200,000	181,120
4.49%, 05/01/30 (a)	150,000	148,550
4.08%, 12/15/47 (a)	575,000	487,790
Baker Hughes Holdings LLC
1.23%, 12/15/23	150,000	145,764
2.06%, 12/15/26 (a)	100,000	91,969
5.13%, 09/15/40	150,000	147,080
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	181,519
5.95%, 06/01/26 (a)	150,000	155,639
4.45%, 07/15/27 (a)	250,000	242,597
3.40%, 02/15/31 (a)	350,000	300,002
BP Capital Markets America, Inc.
3.79%, 02/06/24 (a)	325,000	326,648
3.19%, 04/06/25 (a)	300,000	296,589
3.80%, 09/21/25 (a)	350,000	351,120
3.41%, 02/11/26 (a)	250,000	245,462
3.12%, 05/04/26 (a)	300,000	290,556
3.02%, 01/16/27 (a)	300,000	286,410
3.54%, 04/06/27 (a)	150,000	146,144
3.59%, 04/14/27 (a)	250,000	243,962
3.94%, 09/21/28 (a)	350,000	342,443
4.23%, 11/06/28 (a)	600,000	596,766
3.63%, 04/06/30 (a)	500,000	474,185
1.75%, 08/10/30 (a)	200,000	164,848
2.72%, 01/12/32 (a)	500,000	431,130
3.06%, 06/17/41 (a)	400,000	311,908
3.00%, 02/24/50 (a)	700,000	510,545
2.77%, 11/10/50 (a)	550,000	383,113
2.94%, 06/04/51 (a)	750,000	536,805
3.00%, 03/17/52 (a)	500,000	362,025
3.38%, 02/08/61 (a)	400,000	297,276
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	431,392
3.72%, 11/28/28 (a)	250,000	242,305
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	150,000	149,090
3.90%, 02/01/25 (a)	100,000	99,163
2.05%, 07/15/25 (a)	150,000	140,552
3.85%, 06/01/27 (a)	200,000	192,186
2.95%, 07/15/30 (a)	200,000	175,868
7.20%, 01/15/32	125,000	141,979
6.45%, 06/30/33	150,000	162,995
5.85%, 02/01/35	100,000	101,780
6.50%, 02/15/37	175,000	187,698
6.25%, 03/15/38	300,000	317,934
6.75%, 02/01/39	150,000	166,115
4.95%, 06/01/47 (a)	250,000	238,815
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	250,000	257,742
4.25%, 04/15/27 (a)	300,000	294,819
4.40%, 04/15/29 (a)	200,000	192,856
5.25%, 06/15/37 (a)	250,000	244,992
6.80%, 09/15/37	150,000	166,647
6.75%, 11/15/39	500,000	534,795
5.40%, 06/15/47 (a)	325,000	314,554
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	525,000	544,703
5.88%, 03/31/25 (a)	375,000	384,232
5.13%, 06/30/27 (a)	650,000	652,996
3.70%, 11/15/29 (a)	500,000	459,420

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
2.90%, 03/03/24 (a)	700,000	698,117
1.55%, 05/11/25 (a)	950,000	901,084
3.33%, 11/17/25 (a)	50,000	49,827
2.95%, 05/16/26 (a)	300,000	293,235
2.00%, 05/11/27 (a)	100,000	92,236
2.24%, 05/11/30 (a)	350,000	308,329
3.08%, 05/11/50 (a)	200,000	159,682
Chevron USA, Inc.
0.43%, 08/11/23	200,000	194,620
3.90%, 11/15/24 (a)	170,000	171,771
0.69%, 08/12/25 (a)	250,000	230,198
1.02%, 08/12/27 (a)	250,000	218,493
3.85%, 01/15/28 (a)	250,000	248,757
3.25%, 10/15/29 (a)	50,000	47,403
6.00%, 03/01/41 (a)	150,000	176,093
5.25%, 11/15/43 (a)	200,000	213,348
2.34%, 08/12/50 (a)	150,000	104,015
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	487,922
5.80%, 06/01/45 (a)	100,000	103,571
ConocoPhillips Co.
2.13%, 03/08/24 (a)	400,000	392,828
2.40%, 03/07/25 (a)	250,000	241,430
6.95%, 04/15/29	300,000	343,644
5.90%, 10/15/32	100,000	110,388
6.50%, 02/01/39	500,000	588,810
3.76%, 03/15/42 (a)(c)	400,000	351,208
4.30%, 11/15/44 (a)	300,000	276,027
4.88%, 10/01/47 (a)	150,000	150,419
3.80%, 03/15/52 (a)	300,000	257,583
4.03%, 03/15/62 (a)(c)	767,000	655,885
Continental Resources, Inc.
4.38%, 01/15/28 (a)	375,000	352,987
4.90%, 06/01/44 (a)	250,000	199,085
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	250,000	250,055
3.90%, 05/15/27 (a)(c)	200,000	192,694
4.38%, 03/15/29 (a)(c)	200,000	197,034
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	200,000	204,326
5.85%, 12/15/25 (a)	150,000	156,507
5.25%, 10/15/27 (a)	150,000	151,301
5.88%, 06/15/28 (a)(c)	100,000	101,755
4.50%, 01/15/30 (a)	195,000	184,119
7.88%, 09/30/31	150,000	176,406
7.95%, 04/15/32	100,000	118,652
5.60%, 07/15/41 (a)	500,000	497,720
4.75%, 05/15/42 (a)	150,000	136,115
5.00%, 06/15/45 (a)	250,000	232,420
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	300,000	293,118
3.50%, 12/01/29 (a)	600,000	550,548
3.13%, 03/24/31 (a)	50,000	43,565
4.40%, 03/24/51 (a)	200,000	171,588
4.25%, 03/15/52 (a)	150,000	124,784
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	149,876
2.50%, 11/15/24 (a)	150,000	145,022
3.60%, 12/15/24 (a)	167,000	165,844
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(c)	150,000	136,028
4.80%, 11/01/43 (a)(c)	100,000	94,221
4.60%, 12/15/44 (a)(c)	150,000	138,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	98,989
4.95%, 05/15/28 (a)	350,000	343,021
4.15%, 09/15/29 (a)	200,000	183,654
5.00%, 05/15/44 (a)	75,000	63,362
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	157,005
7.50%, 04/15/38	100,000	118,793
5.50%, 09/15/40 (a)	300,000	300,372
7.38%, 10/15/45 (a)	150,000	179,936
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	250,735
1.60%, 10/04/26 (a)	150,000	133,794
4.25%, 12/01/26 (a)	850,000	841,908
3.70%, 07/15/27 (a)	325,000	311,867
3.13%, 11/15/29 (a)	350,000	317,446
2.50%, 08/01/33 (a)	400,000	323,752
4.50%, 06/10/44 (a)	250,000	219,568
5.50%, 12/01/46 (a)	150,000	155,303
4.00%, 11/15/49 (a)	250,000	210,800
Energy Transfer Operating LP
4.20%, 09/15/23 (a)	50,000	50,075
5.88%, 01/15/24 (a)	450,000	458,838
4.90%, 02/01/24 (a)	100,000	100,875
4.50%, 04/15/24 (a)	200,000	200,264
4.05%, 03/15/25 (a)	200,000	197,220
2.90%, 05/15/25 (a)	400,000	380,896
4.75%, 01/15/26 (a)	350,000	349,436
4.40%, 03/15/27 (a)	300,000	289,971
4.20%, 04/15/27 (a)	250,000	240,720
5.50%, 06/01/27 (a)	350,000	355,600
4.95%, 06/15/28 (a)	350,000	345,163
5.25%, 04/15/29 (a)	300,000	297,621
3.75%, 05/15/30 (a)	500,000	450,815
4.90%, 03/15/35 (a)	150,000	135,483
6.63%, 10/15/36	125,000	125,863
7.50%, 07/01/38	100,000	108,170
6.05%, 06/01/41 (a)	250,000	243,952
6.50%, 02/01/42 (a)	350,000	352,565
5.15%, 02/01/43 (a)	100,000	86,141
5.95%, 10/01/43 (a)	148,000	139,891
5.15%, 03/15/45 (a)	350,000	300,832
6.13%, 12/15/45 (a)	300,000	288,180
5.30%, 04/15/47 (a)	300,000	261,456
6.00%, 06/15/48 (a)	350,000	330,753
6.25%, 04/15/49 (a)	500,000	485,565
5.00%, 05/15/50 (a)	650,000	554,859
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	200,000	201,000
Eni USA, Inc.
7.30%, 11/15/27	150,000	167,930
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	299,778
3.75%, 02/15/25 (a)	400,000	396,256
3.70%, 02/15/26 (a)	150,000	147,657
3.95%, 02/15/27 (a)	25,000	24,711
4.15%, 10/16/28 (a)	400,000	390,672
3.13%, 07/31/29 (a)	450,000	405,360
2.80%, 01/31/30 (a)	500,000	438,385
6.65%, 10/15/34	100,000	112,564
7.55%, 04/15/38	150,000	179,631
6.13%, 10/15/39	225,000	239,717
6.45%, 09/01/40	70,000	76,371
5.95%, 02/01/41	300,000	313,644
5.70%, 02/15/42	150,000	152,072
4.85%, 08/15/42 (a)	300,000	277,479

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/43 (a)	300,000	261,888
4.85%, 03/15/44 (a)	400,000	365,708
5.10%, 02/15/45 (a)	350,000	329,896
4.90%, 05/15/46 (a)	250,000	230,088
4.25%, 02/15/48 (a)	350,000	295,946
4.80%, 02/01/49 (a)	450,000	409,162
4.20%, 01/31/50 (a)	400,000	335,332
3.70%, 01/31/51 (a)	325,000	254,316
3.20%, 02/15/52 (a)	350,000	251,583
4.95%, 10/15/54 (a)	175,000	160,580
3.95%, 01/31/60 (a)	425,000	335,151
5.25%, 08/16/77 (a)(b)	335,000	282,757
5.38%, 02/15/78 (a)(b)	235,000	188,475
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	246,190
4.15%, 01/15/26 (a)	50,000	50,472
4.38%, 04/15/30 (a)	300,000	301,575
3.90%, 04/01/35 (a)	165,000	153,882
4.95%, 04/15/50 (a)	200,000	207,260
EQT Corp.
6.63%, 02/01/25 (a)(f)	300,000	309,429
3.90%, 10/01/27 (a)	400,000	374,640
7.50%, 02/01/30 (a)(f)	300,000	322,818
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	250,000	250,292
2.02%, 08/16/24 (a)	325,000	317,395
2.71%, 03/06/25 (a)	600,000	588,144
2.99%, 03/19/25 (a)	900,000	887,553
3.04%, 03/01/26 (a)	500,000	491,115
2.28%, 08/16/26 (a)	300,000	285,081
3.29%, 03/19/27 (a)	300,000	295,560
2.44%, 08/16/29 (a)	450,000	405,207
3.48%, 03/19/30 (a)	650,000	623,571
2.61%, 10/15/30 (a)	600,000	539,358
3.00%, 08/16/39 (a)	250,000	205,148
4.23%, 03/19/40 (a)	550,000	520,014
3.57%, 03/06/45 (a)	300,000	254,610
4.11%, 03/01/46 (a)	750,000	686,370
3.10%, 08/16/49 (a)	500,000	391,765
4.33%, 03/19/50 (a)	875,000	826,919
3.45%, 04/15/51 (a)	850,000	699,031
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	200,294
3.80%, 11/15/25 (a)	159,000	157,677
2.92%, 03/01/30 (a)	300,000	266,235
4.85%, 11/15/35 (a)	300,000	288,564
6.70%, 09/15/38	250,000	275,590
7.45%, 09/15/39	300,000	353,490
4.50%, 11/15/41 (a)	200,000	175,534
4.75%, 08/01/43 (a)	200,000	178,916
5.00%, 11/15/45 (a)	600,000	552,612
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	171,556
Hess Corp.
3.50%, 07/15/24 (a)	100,000	98,512
4.30%, 04/01/27 (a)	200,000	195,300
7.88%, 10/01/29	250,000	288,540
7.30%, 08/15/31	163,000	182,756
7.13%, 03/15/33	150,000	167,543
6.00%, 01/15/40	250,000	256,470
5.60%, 02/15/41	400,000	391,148
5.80%, 04/01/47 (a)	150,000	150,581
HF Sinclair Corp.
5.88%, 04/01/26 (a)(c)	260,000	262,902
4.50%, 10/01/30 (a)(c)	125,000	113,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	250,000	249,367
4.15%, 02/01/24 (a)	200,000	200,124
4.30%, 05/01/24 (a)	350,000	350,777
5.80%, 03/15/35	300,000	305,553
6.50%, 02/01/37	200,000	212,718
6.95%, 01/15/38	350,000	379,127
6.50%, 09/01/39	250,000	258,257
6.55%, 09/15/40	100,000	104,655
7.50%, 11/15/40	150,000	168,267
6.38%, 03/01/41	300,000	302,163
5.63%, 09/01/41	250,000	233,760
5.00%, 08/15/42 (a)	300,000	263,796
4.70%, 11/01/42 (a)	100,000	84,951
5.00%, 03/01/43 (a)	300,000	263,529
5.50%, 03/01/44 (a)	100,000	93,708
5.40%, 09/01/44 (a)	350,000	323,036
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	748,035
4.30%, 03/01/28 (a)	390,000	380,620
2.00%, 02/15/31 (a)	350,000	280,161
7.80%, 08/01/31	200,000	233,042
7.75%, 01/15/32	250,000	291,837
5.55%, 06/01/45 (a)	550,000	519,849
5.05%, 02/15/46 (a)	150,000	134,462
5.20%, 03/01/48 (a)	296,000	271,470
3.25%, 08/01/50 (a)	250,000	174,600
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	221,875
5.15%, 10/15/43 (a)	250,000	232,128
4.25%, 09/15/46 (a)	150,000	127,236
4.20%, 10/03/47 (a)	150,000	123,924
4.85%, 02/01/49 (a)	99,000	89,245
3.95%, 03/01/50 (a)	300,000	237,609
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	293,412
6.80%, 03/15/32	188,000	204,089
6.60%, 10/01/37	250,000	265,062
5.20%, 06/01/45 (a)	175,000	161,229
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	250,000	247,905
4.70%, 05/01/25 (a)	400,000	405,448
5.13%, 12/15/26 (a)	200,000	205,324
3.80%, 04/01/28 (a)	150,000	142,010
6.50%, 03/01/41 (a)	400,000	436,976
4.75%, 09/15/44 (a)	250,000	221,118
4.50%, 04/01/48 (a)	150,000	127,122
5.00%, 09/15/54 (a)	150,000	133,722
MPLX LP
4.50%, 07/15/23 (a)	350,000	350,899
4.88%, 12/01/24 (a)	375,000	378,022
4.00%, 02/15/25 (a)	150,000	148,028
4.88%, 06/01/25 (a)	350,000	352,135
1.75%, 03/01/26 (a)	450,000	406,120
4.13%, 03/01/27 (a)	450,000	435,735
4.25%, 12/01/27 (a)	246,000	237,442
4.00%, 03/15/28 (a)	175,000	166,196
4.80%, 02/15/29 (a)	250,000	246,562
2.65%, 08/15/30 (a)	500,000	417,640
4.50%, 04/15/38 (a)	500,000	438,485
5.20%, 03/01/47 (a)	300,000	272,433
5.20%, 12/01/47 (a)	200,000	180,750
4.70%, 04/15/48 (a)	500,000	421,755
5.50%, 02/15/49 (a)	425,000	396,682
4.95%, 03/14/52 (a)	400,000	347,276
4.90%, 04/15/58 (a)	200,000	167,432

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	151,889
5.50%, 01/15/26 (a)	150,000	150,660
3.95%, 09/15/27 (a)	150,000	140,391
4.75%, 09/01/28 (a)	200,000	196,542
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	244,855
NOV, Inc.
3.60%, 12/01/29 (a)	200,000	179,796
3.95%, 12/01/42 (a)	350,000	259,847
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	151,632
4.90%, 03/15/25 (a)	200,000	201,926
6.65%, 10/01/36	250,000	256,105
6.85%, 10/15/37	250,000	257,592
6.13%, 02/01/41 (a)	50,000	47,952
6.20%, 09/15/43 (a)	150,000	142,073
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	206,858
2.75%, 09/01/24 (a)	150,000	145,328
2.20%, 09/15/25 (a)	150,000	140,003
5.85%, 01/15/26 (a)	200,000	207,464
4.55%, 07/15/28 (a)	275,000	266,208
4.35%, 03/15/29 (a)	250,000	235,735
3.40%, 09/01/29 (a)	250,000	221,090
3.10%, 03/15/30 (a)	200,000	172,022
6.35%, 01/15/31 (a)	200,000	209,668
6.00%, 06/15/35	100,000	98,637
4.95%, 07/13/47 (a)	225,000	192,364
5.20%, 07/15/48 (a)	300,000	266,460
4.45%, 09/01/49 (a)	250,000	202,085
4.50%, 03/15/50 (a)	50,000	40,061
7.15%, 01/15/51 (a)	100,000	106,939
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	300,000	303,984
Ovintiv, Inc.
7.20%, 11/01/31	100,000	109,230
7.38%, 11/01/31	200,000	220,918
6.50%, 08/15/34	100,000	104,387
6.63%, 08/15/37	100,000	105,050
6.50%, 02/01/38	200,000	208,170
Phillips 66
3.85%, 04/09/25 (a)	200,000	199,148
1.30%, 02/15/26 (a)	200,000	180,354
3.90%, 03/15/28 (a)	300,000	291,753
2.15%, 12/15/30 (a)	300,000	245,121
4.65%, 11/15/34 (a)	350,000	340,448
5.88%, 05/01/42	400,000	434,636
4.88%, 11/15/44 (a)	525,000	510,300
3.30%, 03/15/52 (a)	325,000	243,028
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(c)	100,000	95,840
3.61%, 02/15/25 (a)(c)	200,000	197,916
3.75%, 03/01/28 (a)	175,000	166,705
3.15%, 12/15/29 (a)(c)	300,000	270,087
4.68%, 02/15/45 (a)(c)	100,000	92,479
4.90%, 10/01/46 (a)(c)	175,000	167,339
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	300,000	268,455
1.90%, 08/15/30 (a)	400,000	326,868
2.15%, 01/15/31 (a)	350,000	288,645
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	250,590
4.30%, 01/31/43 (a)	150,000	113,616
4.90%, 02/15/45 (a)	200,000	162,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	200,000	199,242
4.65%, 10/15/25 (a)	600,000	596,184
4.50%, 12/15/26 (a)	260,000	255,640
3.55%, 12/15/29 (a)	150,000	132,626
3.80%, 09/15/30 (a)	250,000	221,575
5.15%, 06/01/42 (a)	150,000	125,898
4.70%, 06/15/44 (a)	100,000	79,719
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	750,000	766,792
5.88%, 06/30/26 (a)	500,000	516,670
5.00%, 03/15/27 (a)	400,000	402,088
4.20%, 03/15/28 (a)	450,000	433,111
4.50%, 05/15/30 (a)	525,000	505,139
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	186,326
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	450,000	452,043
2.65%, 06/26/30 (a)	400,000	352,064
Shell International Finance BV
3.50%, 11/13/23 (a)	300,000	302,037
2.00%, 11/07/24 (a)	300,000	291,708
3.25%, 05/11/25	1,050,000	1,040,098
2.88%, 05/10/26	500,000	484,165
2.50%, 09/12/26	400,000	380,380
3.88%, 11/13/28 (a)	600,000	592,380
2.38%, 11/07/29 (a)	475,000	420,090
2.75%, 04/06/30 (a)	700,000	632,604
4.13%, 05/11/35	500,000	478,395
6.38%, 12/15/38	1,150,000	1,342,268
3.63%, 08/21/42	150,000	127,869
4.55%, 08/12/43	825,000	785,738
4.38%, 05/11/45	250,000	232,815
4.00%, 05/10/46	725,000	643,017
3.75%, 09/12/46	400,000	341,012
3.13%, 11/07/49 (a)	500,000	385,775
3.25%, 04/06/50 (a)	750,000	593,767
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	302,745
3.50%, 03/15/25 (a)	200,000	196,152
5.95%, 09/25/43 (a)	250,000	262,462
4.50%, 03/15/45 (a)	100,000	87,366
Suncor Energy, Inc.
5.35%, 07/15/33	200,000	200,750
5.95%, 12/01/34	250,000	262,272
5.95%, 05/15/35	200,000	209,568
6.80%, 05/15/38	350,000	394,607
6.50%, 06/15/38	425,000	468,227
6.85%, 06/01/39	150,000	171,462
4.00%, 11/15/47 (a)	150,000	128,351
3.75%, 03/04/51 (a)	200,000	162,974
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	100,000	99,782
5.95%, 12/01/25 (a)	125,000	129,646
4.00%, 10/01/27 (a)	300,000	283,971
6.10%, 02/15/42	100,000	96,238
4.95%, 01/15/43 (a)	150,000	125,649
5.30%, 04/01/44 (a)	250,000	217,770
5.35%, 05/15/45 (a)	250,000	219,875
5.40%, 10/01/47 (a)	400,000	352,332
Targa Resources Corp.
5.20%, 07/01/27 (a)(g)	225,000	226,193
4.20%, 02/01/33 (a)	200,000	181,358
4.95%, 04/15/52 (a)	200,000	172,430

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	350,000	358,123
5.50%, 03/01/30 (a)	200,000	190,584
4.88%, 02/01/31 (a)	350,000	319,658
4.00%, 01/15/32 (a)	500,000	429,190
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	201,144
3.90%, 05/25/27 (a)	100,000	98,295
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	107,625
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	347,543
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	200,620
3.75%, 04/10/24	400,000	401,440
2.43%, 01/10/25 (a)	350,000	340,413
3.46%, 02/19/29 (a)	356,000	339,724
2.83%, 01/10/30 (a)	375,000	340,294
2.99%, 06/29/41 (a)	275,000	217,852
3.46%, 07/12/49 (a)	300,000	242,985
3.13%, 05/29/50 (a)	750,000	574,770
3.39%, 06/29/60 (a)	300,000	230,712
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	271,419
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	300,000	300,348
1.00%, 10/12/24 (a)	150,000	140,205
4.88%, 01/15/26 (a)	350,000	355,754
4.25%, 05/15/28 (a)	450,000	438,309
4.10%, 04/15/30 (a)	150,000	143,499
2.50%, 10/12/31 (a)	150,000	124,862
4.63%, 03/01/34 (a)	400,000	384,416
6.20%, 10/15/37	250,000	272,512
4.75%, 05/15/38 (a)	200,000	190,990
7.25%, 08/15/38	100,000	119,220
7.63%, 01/15/39	500,000	620,955
6.10%, 06/01/40	250,000	271,385
5.00%, 10/16/43 (a)	350,000	335,366
4.88%, 05/15/48 (a)	350,000	336,833
5.10%, 03/15/49 (a)	400,000	397,560
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	276,150
4.00%, 03/15/28 (a)	150,000	145,898
3.25%, 05/15/30 (a)	250,000	224,800
5.40%, 08/15/41 (a)	150,000	149,753
4.45%, 08/01/42 (a)	100,000	90,122
4.60%, 03/15/48 (a)	200,000	183,124
Valero Energy Corp.
2.85%, 04/15/25 (a)	74,000	71,582
3.40%, 09/15/26 (a)	250,000	241,193
2.15%, 09/15/27 (a)	200,000	178,514
4.35%, 06/01/28 (a)	250,000	243,612
4.00%, 04/01/29 (a)	450,000	425,565
7.50%, 04/15/32	150,000	173,822
6.63%, 06/15/37	450,000	489,996
4.90%, 03/15/45	250,000	229,773
3.65%, 12/01/51 (a)	300,000	225,618
4.00%, 06/01/52 (a)	150,000	119,616
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	197,538
Western Union Co.
3.50%, 10/15/51 (a)	250,000	186,623
Williams Cos., Inc.
4.50%, 11/15/23 (a)	250,000	251,822
4.30%, 03/04/24 (a)	250,000	251,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/24/24 (a)	450,000	454,329
3.90%, 01/15/25 (a)	237,000	234,426
4.00%, 09/15/25 (a)	250,000	246,707
3.75%, 06/15/27 (a)	500,000	478,615
3.50%, 11/15/30 (a)	350,000	315,934
8.75%, 03/15/32	250,000	317,142
6.30%, 04/15/40	400,000	426,204
5.80%, 11/15/43 (a)	200,000	200,238
5.75%, 06/24/44 (a)	200,000	201,228
4.90%, 01/15/45 (a)	225,000	202,487
5.10%, 09/15/45 (a)	350,000	327,299
4.85%, 03/01/48 (a)	300,000	272,472
		127,040,525
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	180,000	170,174
California Institute of Technology
4.32%, 08/01/45	50,000	50,160
4.70%, 11/01/11	200,000	194,862
3.65%, 09/01/19 (a)	200,000	150,328
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	296,565
Duke University
2.68%, 10/01/44	200,000	154,988
2.76%, 10/01/50	100,000	74,977
2.83%, 10/01/55	200,000	153,270
Emory University
2.14%, 09/01/30 (a)	200,000	175,328
2.97%, 09/01/50 (a)	225,000	179,311
George Washington University
4.30%, 09/15/44	125,000	117,024
4.87%, 09/15/45	150,000	152,662
4.13%, 09/15/48 (a)	285,000	261,801
Georgetown University
4.32%, 04/01/49 (a)	76,000	69,814
2.94%, 04/01/50	175,000	124,729
5.22%, 10/01/18 (a)	100,000	95,821
Johns Hopkins University
4.08%, 07/01/53	125,000	120,346
2.81%, 01/01/60 (a)	350,000	254,159
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	186,580
2.41%, 06/01/50 (a)	250,000	180,295
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	49,155
2.99%, 07/01/50 (a)	200,000	163,882
2.29%, 07/01/51 (a)	150,000	104,447
5.60%, 07/01/11	240,000	286,915
4.68%, 07/01/14	200,000	201,340
3.89%, 07/01/16	150,000	126,765
Northeastern University
2.89%, 10/01/50	100,000	74,201
Northwestern University
4.64%, 12/01/44	200,000	206,860
2.64%, 12/01/50 (a)	150,000	109,323
3.66%, 12/01/57 (a)	100,000	87,256
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	54,002
3.15%, 07/15/46 (a)	207,000	177,983
2.52%, 10/15/50 (a)	200,000	147,660
3.75%, 11/15/52 (a)	150,000	142,143
3.30%, 07/15/56 (a)	200,000	171,644

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	164,756
2.35%, 01/15/32 (a)	200,000	154,858
3.05%, 10/01/41 (a)	200,000	138,876
The American University
3.67%, 04/01/49	200,000	172,808
Trustees of Boston College
3.13%, 07/01/52	150,000	115,282
Trustees of Princeton University
5.70%, 03/01/39	225,000	264,465
2.52%, 07/01/50 (a)	200,000	149,988
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	143,852
4.67%, 09/01/12	100,000	98,540
3.61%, 02/15/19 (a)	125,000	95,564
University of Chicago
2.76%, 04/01/45 (a)	150,000	122,832
2.55%, 04/01/50 (a)	150,000	111,359
4.00%, 10/01/53 (a)	100,000	96,547
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	134,220
3.39%, 02/15/48 (a)	149,000	132,139
University of Southern California
3.03%, 10/01/39	400,000	340,668
3.84%, 10/01/47 (a)	200,000	185,720
5.25%, 10/01/11	100,000	104,382
3.23%, 10/01/20 (a)	125,000	82,645
William Marsh Rice University
3.57%, 05/15/45	150,000	133,198
3.77%, 05/15/55	100,000	92,763
Yale University
0.87%, 04/15/25 (a)	125,000	117,501
1.48%, 04/15/30 (a)	300,000	254,505
2.40%, 04/15/50 (a)	200,000	144,222
		8,818,460
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	144,591
3.25%, 02/01/25 (a)	330,000	328,786
2.15%, 02/01/27 (a)	275,000	257,444
2.30%, 02/01/30 (a)	400,000	354,084
Alphabet, Inc.
3.38%, 02/25/24	250,000	251,475
0.45%, 08/15/25 (a)	350,000	322,371
2.00%, 08/15/26 (a)	500,000	474,140
0.80%, 08/15/27 (a)	250,000	217,268
1.10%, 08/15/30 (a)	750,000	615,945
1.90%, 08/15/40 (a)	450,000	322,555
2.05%, 08/15/50 (a)	800,000	538,552
2.25%, 08/15/60 (a)	650,000	423,910
Altera Corp.
4.10%, 11/15/23	250,000	252,763
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	212,435
Analog Devices, Inc.
2.95%, 04/01/25 (a)	250,000	245,213
3.50%, 12/05/26 (a)	200,000	197,782
1.70%, 10/01/28 (a)	200,000	175,760
2.10%, 10/01/31 (a)	350,000	298,792
2.80%, 10/01/41 (a)	300,000	235,944
2.95%, 10/01/51 (a)	250,000	192,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apple Inc.
3.00%, 02/09/24 (a)	550,000	549,147
3.45%, 05/06/24	800,000	804,152
2.85%, 05/11/24 (a)	450,000	447,466
1.80%, 09/11/24 (a)	250,000	242,395
2.75%, 01/13/25 (a)	500,000	494,620
2.50%, 02/09/25	500,000	490,800
1.13%, 05/11/25 (a)	700,000	658,602
3.20%, 05/13/25	600,000	600,144
0.55%, 08/20/25 (a)	400,000	367,492
0.70%, 02/08/26 (a)	800,000	729,080
3.25%, 02/23/26 (a)	850,000	844,016
2.45%, 08/04/26 (a)	600,000	576,084
2.05%, 09/11/26 (a)	650,000	612,891
3.35%, 02/09/27 (a)	725,000	720,563
3.20%, 05/11/27 (a)	550,000	542,201
3.00%, 06/20/27 (a)	350,000	342,534
2.90%, 09/12/27 (a)	550,000	531,041
3.00%, 11/13/27 (a)	500,000	485,180
1.20%, 02/08/28 (a)	750,000	656,722
1.40%, 08/05/28 (a)	650,000	570,089
2.20%, 09/11/29 (a)	550,000	495,374
1.65%, 05/11/30 (a)	550,000	468,446
1.25%, 08/20/30 (a)	400,000	328,884
1.65%, 02/08/31 (a)	900,000	756,810
1.70%, 08/05/31 (a)	350,000	293,622
4.50%, 02/23/36 (a)	300,000	312,774
2.38%, 02/08/41 (a)	650,000	498,160
3.85%, 05/04/43	1,000,000	922,810
4.45%, 05/06/44	230,000	230,009
3.45%, 02/09/45	850,000	742,322
4.38%, 05/13/45	700,000	693,833
4.65%, 02/23/46 (a)	850,000	879,452
3.85%, 08/04/46 (a)	288,000	264,324
4.25%, 02/09/47 (a)	400,000	393,912
3.75%, 09/12/47 (a)	350,000	317,362
3.75%, 11/13/47 (a)	419,000	377,636
2.95%, 09/11/49 (a)	650,000	511,946
2.65%, 05/11/50 (a)	700,000	518,553
2.40%, 08/20/50 (a)	600,000	423,804
2.65%, 02/08/51 (a)	350,000	259,452
2.70%, 08/05/51 (a)	500,000	374,850
2.55%, 08/20/60 (a)	750,000	516,532
2.80%, 02/08/61 (a)	450,000	323,428
2.85%, 08/05/61 (a)	450,000	327,604
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	252,740
3.30%, 04/01/27 (a)	400,000	391,572
1.75%, 06/01/30 (a)	250,000	210,725
5.10%, 10/01/35 (a)	100,000	105,302
5.85%, 06/15/41	300,000	342,639
4.35%, 04/01/47 (a)	100,000	97,099
2.75%, 06/01/50 (a)	325,000	243,344
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	300,000	293,682
4.00%, 04/01/25 (a)	50,000	49,542
3.88%, 01/12/28 (a)	225,000	214,542
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	505,660
2.85%, 01/15/30 (a)	50,000	43,668
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	250,200
1.70%, 05/15/28 (a)	350,000	315,357
1.25%, 09/01/30 (a)	350,000	286,167
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	251,450

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baidu, Inc.
3.88%, 09/29/23 (a)	300,000	301,251
4.38%, 05/14/24 (a)	250,000	251,960
3.08%, 04/07/25 (a)	200,000	194,486
4.13%, 06/30/25	200,000	199,856
1.72%, 04/09/26 (a)	200,000	182,906
3.63%, 07/06/27	200,000	193,020
4.38%, 03/29/28 (a)	200,000	197,510
4.88%, 11/14/28 (a)	200,000	202,698
2.38%, 10/09/30 (a)	200,000	169,072
2.38%, 08/23/31 (a)	200,000	166,934
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	299,856
3.13%, 01/15/25 (a)	100,000	97,716
3.88%, 01/15/27 (a)	1,000,000	964,740
3.50%, 01/15/28 (a)	250,000	231,650
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	198,106
3.15%, 11/15/25 (a)	350,000	337,456
3.46%, 09/15/26 (a)	204,000	195,964
1.95%, 02/15/28 (a)(c)	300,000	255,687
4.11%, 09/15/28 (a)	400,000	380,012
4.75%, 04/15/29 (a)	300,000	292,098
5.00%, 04/15/30 (a)	150,000	147,729
4.15%, 11/15/30 (a)	743,000	681,569
2.45%, 02/15/31 (a)(c)	900,000	723,906
4.30%, 11/15/32 (a)	750,000	683,220
2.60%, 02/15/33 (a)(c)	600,000	463,830
3.42%, 04/15/33 (a)(c)	600,000	496,596
3.47%, 04/15/34 (a)(c)	850,000	692,325
3.14%, 11/15/35 (a)(c)	1,131,000	864,378
3.19%, 11/15/36 (a)(c)	707,000	537,681
4.93%, 05/15/37 (a)(c)	855,000	768,705
3.50%, 02/15/41 (a)(c)	1,000,000	756,280
3.75%, 02/15/51 (a)(c)	550,000	407,929
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	193,552
2.90%, 12/01/29 (a)	250,000	219,420
2.60%, 05/01/31 (a)	250,000	208,990
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	151,769
CDW LLC
4.25%, 04/01/28 (a)	250,000	227,095
3.25%, 02/15/29 (a)	200,000	168,652
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	175,935
4.13%, 05/01/25 (a)	200,000	194,716
2.67%, 12/01/26 (a)	375,000	335,452
3.28%, 12/01/28 (a)	150,000	129,624
3.57%, 12/01/31 (a)	250,000	207,075
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,670
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	270,000	267,697
3.63%, 03/04/24	225,000	226,899
3.50%, 06/15/25	250,000	252,015
2.95%, 02/28/26	150,000	147,707
2.50%, 09/20/26 (a)	450,000	432,711
5.90%, 02/15/39	500,000	569,910
5.50%, 01/15/40	800,000	877,344
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	193,438
4.50%, 12/01/27 (a)	250,000	247,658
3.30%, 03/01/30 (a)	300,000	293,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corning, Inc.
5.75%, 08/15/40	200,000	210,948
4.75%, 03/15/42	50,000	47,182
5.35%, 11/15/48 (a)	150,000	148,718
3.90%, 11/15/49 (a)	150,000	120,518
4.38%, 11/15/57 (a)	300,000	249,024
5.85%, 11/15/68 (a)	100,000	99,273
5.45%, 11/15/79 (a)	350,000	316,701
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	249,395
5.85%, 07/15/25 (a)	200,000	206,572
6.02%, 06/15/26 (a)	1,400,000	1,452,528
4.90%, 10/01/26 (a)	500,000	500,795
6.10%, 07/15/27 (a)	200,000	209,804
5.30%, 10/01/29 (a)	550,000	542,778
6.20%, 07/15/30 (a)	350,000	364,385
8.10%, 07/15/36 (a)	301,000	353,437
3.38%, 12/15/41 (a)(c)	250,000	179,065
8.35%, 07/15/46 (a)	331,000	412,727
3.45%, 12/15/51 (a)(c)	400,000	271,148
Dell, Inc.
7.10%, 04/15/28	50,000	54,556
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	221,900
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	289,659
2.60%, 12/15/25 (a)	150,000	141,528
3.10%, 05/15/30 (a)	200,000	175,878
2.35%, 09/15/31 (a)	250,000	199,785
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	384,252
1.00%, 09/15/25 (a)	250,000	224,413
1.45%, 05/15/26 (a)	350,000	311,640
2.90%, 11/18/26 (a)	100,000	92,943
1.55%, 03/15/28 (a)	250,000	210,518
3.20%, 11/18/29 (a)	400,000	356,160
2.15%, 07/15/30 (a)	400,000	325,120
2.50%, 05/15/31 (a)	350,000	283,910
3.90%, 04/15/32 (a)	350,000	316,711
3.00%, 07/15/50 (a)	225,000	154,420
2.95%, 09/15/51 (a)	200,000	135,282
3.40%, 02/15/52 (a)	100,000	74,528
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	87,870
Fidelity National Information Services, Inc.
0.60%, 03/01/24	300,000	284,115
1.15%, 03/01/26 (a)	350,000	310,650
1.65%, 03/01/28 (a)	250,000	213,858
3.75%, 05/21/29 (a)	50,000	46,793
2.25%, 03/01/31 (a)	450,000	366,412
3.10%, 03/01/41 (a)	250,000	183,303
4.50%, 08/15/46 (a)	100,000	89,143
Fiserv, Inc.
3.80%, 10/01/23 (a)	350,000	350,917
2.75%, 07/01/24 (a)	600,000	585,816
3.85%, 06/01/25 (a)	250,000	247,698
3.20%, 07/01/26 (a)	650,000	617,662
2.25%, 06/01/27 (a)	200,000	179,184
4.20%, 10/01/28 (a)	300,000	290,199
3.50%, 07/01/29 (a)	950,000	866,808
2.65%, 06/01/30 (a)	200,000	169,374
4.40%, 07/01/49 (a)	700,000	604,114
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	201,306
3.75%, 02/01/26 (a)	200,000	191,448

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 06/15/29 (a)	200,000	193,310
4.88%, 05/12/30 (a)	250,000	238,738
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	176,506
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	245,998
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	187,682
2.65%, 02/15/25 (a)	200,000	190,852
1.20%, 03/01/26 (a)	600,000	529,608
4.45%, 06/01/28 (a)	150,000	144,444
3.20%, 08/15/29 (a)	400,000	349,972
2.90%, 05/15/30 (a)	375,000	316,305
2.90%, 11/15/31 (a)	250,000	205,003
4.15%, 08/15/49 (a)	300,000	234,741
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	400,000	385,320
4.90%, 10/15/25 (a)	900,000	916,533
1.75%, 04/01/26 (a)	350,000	320,211
6.20%, 10/15/35 (a)	250,000	265,885
6.35%, 10/15/45 (a)	450,000	453,568
HP, Inc.
2.20%, 06/17/25 (a)	500,000	472,645
1.45%, 06/17/26 (a)	200,000	177,250
3.00%, 06/17/27 (a)	350,000	323,680
4.00%, 04/15/29 (a)	300,000	281,178
3.40%, 06/17/30 (a)	300,000	261,933
2.65%, 06/17/31 (a)	250,000	201,010
4.20%, 04/15/32 (a)	300,000	267,957
5.50%, 01/15/33 (a)	350,000	341,943
6.00%, 09/15/41	450,000	455,890
Intel Corp.
2.88%, 05/11/24 (a)	200,000	199,466
3.40%, 03/25/25 (a)	600,000	598,932
3.70%, 07/29/25 (a)	650,000	653,620
2.60%, 05/19/26 (a)	250,000	242,165
3.75%, 03/25/27 (a)	250,000	251,265
3.15%, 05/11/27 (a)	400,000	391,400
2.45%, 11/15/29 (a)	700,000	625,086
3.90%, 03/25/30 (a)	600,000	589,272
2.00%, 08/12/31 (a)(e)	500,000	419,350
4.00%, 12/15/32	100,000	98,509
4.60%, 03/25/40 (a)	250,000	244,713
2.80%, 08/12/41 (a)	300,000	228,924
4.80%, 10/01/41	300,000	301,989
4.25%, 12/15/42	150,000	139,680
4.90%, 07/29/45 (a)	200,000	199,746
4.10%, 05/19/46 (a)	250,000	228,265
4.10%, 05/11/47 (a)	325,000	296,537
3.73%, 12/08/47 (a)	600,000	509,586
3.25%, 11/15/49 (a)	650,000	508,917
4.75%, 03/25/50 (a)	700,000	690,277
3.05%, 08/12/51 (a)	350,000	261,387
3.10%, 02/15/60 (a)	350,000	251,524
4.95%, 03/25/60 (a)	350,000	356,555
3.20%, 08/12/61 (a)	250,000	183,115
International Business Machines Corp.
3.38%, 08/01/23	300,000	300,711
3.63%, 02/12/24	800,000	802,672
3.00%, 05/15/24	750,000	744,292
7.00%, 10/30/25	150,000	164,844
3.45%, 02/19/26	700,000	691,474
3.30%, 05/15/26	800,000	781,664
3.30%, 01/27/27	350,000	340,315
2.20%, 02/09/27 (a)	200,000	185,674
1.70%, 05/15/27 (a)	100,000	90,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/15/29	1,050,000	994,980
1.95%, 05/15/30 (a)	500,000	420,410
2.72%, 02/09/32 (a)	150,000	130,290
5.88%, 11/29/32	300,000	330,030
4.15%, 05/15/39	750,000	676,702
2.85%, 05/15/40 (a)	300,000	228,675
4.00%, 06/20/42	375,000	325,507
4.70%, 02/19/46	200,000	187,626
4.25%, 05/15/49	950,000	840,645
2.95%, 05/15/50 (a)	300,000	217,143
3.43%, 02/09/52 (a)	100,000	77,204
7.13%, 12/01/96	100,000	131,831
Intuit, Inc.
0.95%, 07/15/25 (a)	300,000	276,891
1.35%, 07/15/27 (a)	350,000	306,884
1.65%, 07/15/30 (a)	50,000	41,219
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	239,225
3.60%, 01/15/30 (a)	100,000	89,271
3.00%, 01/15/31 (a)	300,000	251,598
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	134,430
3.75%, 08/15/29 (a)	250,000	229,640
2.00%, 12/10/30 (a)	150,000	117,675
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	101,587
4.60%, 04/06/27 (a)	250,000	251,528
3.00%, 10/30/29 (a)	200,000	178,256
KLA Corp.
4.65%, 11/01/24 (a)	400,000	406,560
4.10%, 03/15/29 (a)	174,000	172,707
4.65%, 07/15/32 (a)	300,000	306,726
5.00%, 03/15/49 (a)	150,000	151,956
3.30%, 03/01/50 (a)	250,000	198,715
5.25%, 07/15/62 (a)	250,000	257,395
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	250,000	211,748
3.15%, 10/15/31 (a)(c)	250,000	184,160
4.10%, 10/15/41 (a)(c)	200,000	132,734
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	150,171
3.75%, 03/15/26 (a)	250,000	249,805
4.00%, 03/15/29 (a)	300,000	295,329
1.90%, 06/15/30 (a)	250,000	211,510
4.88%, 03/15/49 (a)	245,000	250,804
2.88%, 06/15/50 (a)	300,000	221,421
3.13%, 06/15/60 (a)	100,000	72,500
Leidos, Inc.
3.63%, 05/15/25 (a)	200,000	196,158
4.38%, 05/15/30 (a)	300,000	277,188
2.30%, 02/15/31 (a)	250,000	198,730
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	250,000	224,358
2.45%, 04/15/28 (a)	250,000	218,200
4.88%, 06/22/28 (a)	164,000	162,091
2.95%, 04/15/31 (a)	150,000	125,546
Mastercard, Inc.
3.38%, 04/01/24	250,000	250,573
2.00%, 03/03/25 (a)	300,000	289,554
2.95%, 11/21/26 (a)	200,000	195,216
3.30%, 03/26/27 (a)	300,000	295,257
2.95%, 06/01/29 (a)	350,000	328,555
3.35%, 03/26/30 (a)	500,000	477,465
1.90%, 03/15/31 (a)	100,000	85,473
2.00%, 11/18/31 (a)	250,000	211,600
3.80%, 11/21/46 (a)	225,000	205,004

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 02/26/48 (a)	100,000	92,701
3.65%, 06/01/49 (a)	300,000	266,721
3.85%, 03/26/50 (a)	550,000	505,070
2.95%, 03/15/51 (a)	250,000	194,783
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	191,044
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	550,000	550,258
0.97%, 02/15/24	400,000	380,260
4.25%, 09/01/25 (a)	450,000	440,154
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	50,574
4.19%, 02/15/27 (a)	300,000	293,487
5.33%, 02/06/29 (a)	300,000	299,763
4.66%, 02/15/30 (a)	350,000	336,395
2.70%, 04/15/32 (a)	350,000	279,811
3.37%, 11/01/41 (a)	200,000	145,692
Microsoft Corp.
2.00%, 08/08/23 (a)	500,000	495,090
3.63%, 12/15/23 (a)	550,000	555,555
2.88%, 02/06/24 (a)	567,000	566,484
2.70%, 02/12/25 (a)	750,000	744,675
3.13%, 11/03/25 (a)	1,000,000	999,560
2.40%, 08/08/26 (a)	1,250,000	1,205,687
3.30%, 02/06/27 (a)	925,000	923,011
3.50%, 02/12/35 (a)	600,000	577,146
4.20%, 11/03/35 (a)	400,000	412,508
3.45%, 08/08/36 (a)	750,000	709,132
4.10%, 02/06/37 (a)	400,000	407,520
3.50%, 11/15/42	50,000	44,993
3.75%, 02/12/45 (a)	75,000	68,886
4.45%, 11/03/45 (a)	200,000	206,106
3.70%, 08/08/46 (a)	550,000	514,173
4.25%, 02/06/47 (a)	300,000	301,782
2.53%, 06/01/50 (a)	1,900,000	1,400,205
2.92%, 03/17/52 (a)	1,944,000	1,536,810
4.00%, 02/12/55 (a)	200,000	191,776
3.95%, 08/08/56 (a)	150,000	142,329
4.50%, 02/06/57 (a)	250,000	263,045
2.68%, 06/01/60 (a)	1,260,000	906,935
3.04%, 03/17/62 (a)	641,000	499,801
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	101,939
3.75%, 03/24/25 (a)	250,000	249,820
3.25%, 01/15/28 (a)	100,000	94,688
4.25%, 02/01/29 (a)	200,000	198,988
2.00%, 08/19/31 (a)	200,000	163,484
2.75%, 08/19/41 (a)	200,000	146,894
5.25%, 07/15/44	100,000	101,371
4.88%, 12/17/48 (a)	150,000	148,143
3.25%, 05/20/50 (a)	50,000	37,235
2.55%, 08/18/60 (a)	250,000	155,595
3.10%, 11/29/61 (a)	150,000	103,820
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	195,344
4.60%, 05/23/29 (a)	250,000	238,883
2.30%, 11/15/30 (a)	300,000	234,918
2.75%, 05/24/31 (a)	350,000	283,833
5.60%, 06/01/32 (a)	200,000	201,724
5.50%, 09/01/44	150,000	140,198
NetApp, Inc.
3.30%, 09/29/24 (a)	150,000	147,617
1.88%, 06/22/25 (a)	250,000	233,270
2.38%, 06/22/27 (a)	175,000	158,960
2.70%, 06/22/30 (a)	250,000	211,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	237,295
3.20%, 09/16/26 (a)	400,000	397,000
2.85%, 04/01/30 (a)	500,000	458,080
2.00%, 06/15/31 (a)	450,000	382,662
3.50%, 04/01/40 (a)	350,000	306,838
3.50%, 04/01/50 (a)	650,000	553,156
3.70%, 04/01/60 (a)	200,000	168,934
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	252,683
5.35%, 03/01/26 (a)	200,000	204,466
5.55%, 12/01/28 (a)	250,000	255,003
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	200,000	190,748
3.88%, 06/18/26 (a)	250,000	241,210
3.15%, 05/01/27 (a)	300,000	280,533
4.30%, 06/18/29 (a)	350,000	336,913
3.40%, 05/01/30 (a)	450,000	401,391
2.65%, 02/15/32 (a)	300,000	246,789
3.25%, 05/11/41 (a)	250,000	191,923
3.25%, 11/30/51 (a)	350,000	246,033
Oracle Corp.
3.63%, 07/15/23	200,000	199,846
2.40%, 09/15/23 (a)	850,000	837,250
3.40%, 07/08/24 (a)	650,000	641,764
2.95%, 11/15/24 (a)	570,000	553,550
2.50%, 04/01/25 (a)	1,100,000	1,045,308
2.95%, 05/15/25 (a)	500,000	479,575
1.65%, 03/25/26 (a)	900,000	806,526
2.65%, 07/15/26 (a)	756,000	697,629
2.80%, 04/01/27 (a)	750,000	685,297
3.25%, 11/15/27 (a)	1,000,000	922,180
2.30%, 03/25/28 (a)	650,000	559,975
2.95%, 04/01/30 (a)	1,050,000	896,595
3.25%, 05/15/30 (a)	150,000	130,464
2.88%, 03/25/31 (a)	1,000,000	824,320
4.30%, 07/08/34 (a)	600,000	527,094
3.90%, 05/15/35 (a)	350,000	288,831
3.85%, 07/15/36 (a)	350,000	281,684
3.80%, 11/15/37 (a)	600,000	467,184
6.50%, 04/15/38	400,000	414,608
6.13%, 07/08/39	200,000	201,040
3.60%, 04/01/40 (a)	950,000	712,452
5.38%, 07/15/40	700,000	638,078
3.65%, 03/25/41 (a)	700,000	521,920
4.50%, 07/08/44 (a)	250,000	204,560
4.13%, 05/15/45 (a)	620,000	473,785
4.00%, 07/15/46 (a)	900,000	668,817
4.00%, 11/15/47 (a)	700,000	521,514
3.60%, 04/01/50 (a)	1,400,000	978,222
3.95%, 03/25/51 (a)	840,000	617,534
4.38%, 05/15/55 (a)	425,000	320,735
3.85%, 04/01/60 (a)	1,100,000	759,726
4.10%, 03/25/61 (a)	500,000	358,540
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	400,000	390,576
1.65%, 06/01/25 (a)	350,000	330,249
2.65%, 10/01/26 (a)	400,000	379,652
3.90%, 06/01/27 (a)	150,000	149,409
2.85%, 10/01/29 (a)	525,000	476,175
2.30%, 06/01/30 (a)	300,000	258,483
4.40%, 06/01/32 (a)	300,000	297,192
3.25%, 06/01/50 (a)	200,000	151,156
5.05%, 06/01/52 (a)	300,000	298,755
5.25%, 06/01/62 (a)	150,000	148,536

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	200,000	187,794
4.38%, 10/15/29 (a)	250,000	220,558
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	125,000	124,448
3.45%, 05/20/25 (a)	450,000	449,995
3.25%, 05/20/27 (a)	350,000	342,555
1.30%, 05/20/28 (a)	484,000	419,797
2.15%, 05/20/30 (a)	400,000	351,248
1.65%, 05/20/32 (a)	650,000	525,765
4.65%, 05/20/35 (a)	300,000	308,571
4.80%, 05/20/45 (a)	500,000	512,570
4.30%, 05/20/47 (a)	400,000	384,336
3.25%, 05/20/50 (a)	275,000	225,068
4.50%, 05/20/52 (a)	300,000	297,642
RELX Capital, Inc.
4.00%, 03/18/29 (a)	350,000	338,810
3.00%, 05/22/30 (a)	200,000	179,806
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	144,392
2.45%, 03/01/27 (a)(c)	400,000	374,728
4.75%, 08/01/28 (a)(c)	250,000	254,685
2.70%, 03/01/29 (a)(c)	400,000	364,384
4.25%, 05/01/29 (a)(c)	200,000	198,310
2.50%, 12/01/29 (a)	200,000	177,014
1.25%, 08/15/30 (a)	250,000	198,428
2.90%, 03/01/32 (a)(c)	400,000	356,652
3.25%, 12/01/49 (a)	200,000	157,110
3.70%, 03/01/52 (a)(c)	300,000	256,734
2.30%, 08/15/60 (a)	200,000	123,380
3.90%, 03/01/62 (a)(c)	200,000	170,310
salesforce.com, Inc.
0.63%, 07/15/24 (a)	200,000	189,458
3.70%, 04/11/28 (a)	525,000	519,188
1.50%, 07/15/28 (a)	300,000	262,248
1.95%, 07/15/31 (a)	500,000	425,735
2.70%, 07/15/41 (a)	400,000	310,296
2.90%, 07/15/51 (a)	550,000	417,450
3.05%, 07/15/61 (a)	400,000	295,240
ServiceNow, Inc.
1.40%, 09/01/30 (a)	550,000	431,007
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	177,548
3.00%, 06/01/31 (a)	200,000	163,466
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	250,000	233,345
1.75%, 08/09/26 (a)(c)	400,000	353,304
2.65%, 08/09/31 (a)(c)	250,000	202,090
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	165,676
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	182,186
2.00%, 09/03/30 (a)	200,000	156,828
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	250,000	236,950
1.13%, 09/15/26 (a)	200,000	182,252
2.90%, 11/03/27 (a)	200,000	191,498
2.25%, 09/04/29 (a)	350,000	312,392
1.75%, 05/04/30 (a)	250,000	214,053
1.90%, 09/15/31 (a)	150,000	127,497
3.88%, 03/15/39 (a)	50,000	47,169
4.15%, 05/15/48 (a)	550,000	531,679
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	201,720
5.85%, 04/15/40	200,000	210,342
5.65%, 11/23/43 (a)	150,000	152,675
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	100,697
4.90%, 06/15/28 (a)	175,000	169,971
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	275,664
3.88%, 04/22/27 (a)	300,000	299,235
4.13%, 04/22/29 (a)	200,000	199,734
2.50%, 10/25/31 (a)	300,000	258,027
4.25%, 04/22/32 (a)	300,000	296,736
3.13%, 10/25/41 (a)	400,000	328,004
3.25%, 10/25/51 (a)(e)	350,000	283,836
4.50%, 04/22/52 (a)	300,000	296,280
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	164,675
3.70%, 02/15/26 (a)	150,000	149,739
3.13%, 08/15/27 (a)	150,000	144,354
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	151,608
4.75%, 07/15/27 (a)	200,000	195,914
2.70%, 06/15/31 (a)	250,000	201,445
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	297,891
4.13%, 03/15/29 (a)	175,000	168,550
5.50%, 06/15/45 (a)	150,000	150,461
3.63%, 05/15/50 (a)	100,000	77,857
Visa, Inc.
3.15%, 12/14/25 (a)	1,250,000	1,234,400
1.90%, 04/15/27 (a)	400,000	369,356
0.75%, 08/15/27 (a)	150,000	130,116
2.75%, 09/15/27 (a)	150,000	143,358
2.05%, 04/15/30 (a)	550,000	482,531
1.10%, 02/15/31 (a)	350,000	280,294
4.15%, 12/14/35 (a)	500,000	499,035
2.70%, 04/15/40 (a)	250,000	202,288
4.30%, 12/14/45 (a)	1,150,000	1,136,579
3.65%, 09/15/47 (a)	50,000	44,634
2.00%, 08/15/50 (a)	550,000	365,865
VMware, Inc.
0.60%, 08/15/23	500,000	483,445
4.50%, 05/15/25 (a)	350,000	351,844
1.40%, 08/15/26 (a)	500,000	442,945
3.90%, 08/21/27 (a)	500,000	480,530
4.70%, 05/15/30 (a)	450,000	432,990
2.20%, 08/15/31 (a)	500,000	393,870
Western Digital Corp.
4.75%, 02/15/26 (a)	700,000	670,761
2.85%, 02/01/29 (a)	200,000	163,118
3.10%, 02/01/32 (a)	200,000	153,568
Western Union Co.
2.85%, 01/10/25 (a)	200,000	192,252
1.35%, 03/15/26 (a)	200,000	178,704
2.75%, 03/15/31 (a)	150,000	123,519
6.20%, 11/17/36	50,000	50,468
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	287,769
3.70%, 04/01/29 (a)	300,000	281,496
3.80%, 04/01/32 (a)	300,000	274,557
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	248,333
2.38%, 06/01/30 (a)	250,000	220,538
		178,111,467

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	143,157	131,161
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	184,531	169,370
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	445,200	405,782
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	39,176	35,398
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	312,050	273,806
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	98,543
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	325,000	327,015
3.40%, 09/01/24 (a)	300,000	300,729
3.00%, 04/01/25 (a)	240,000	238,265
7.00%, 12/15/25	150,000	166,394
3.25%, 06/15/27 (a)	200,000	195,810
6.20%, 08/15/36	100,000	117,112
6.15%, 05/01/37	50,000	58,633
5.75%, 05/01/40 (a)	50,000	55,164
5.05%, 03/01/41 (a)	400,000	410,572
5.40%, 06/01/41 (a)	250,000	266,055
4.40%, 03/15/42 (a)	250,000	236,617
4.38%, 09/01/42 (a)	350,000	332,283
4.45%, 03/15/43 (a)	200,000	190,840
5.15%, 09/01/43 (a)	550,000	571,318
4.90%, 04/01/44 (a)	150,000	150,966
4.55%, 09/01/44 (a)	425,000	410,129
4.70%, 09/01/45 (a)	200,000	196,714
3.90%, 08/01/46 (a)	100,000	89,025
4.05%, 06/15/48 (a)	500,000	458,350
4.15%, 12/15/48 (a)	300,000	277,242
3.05%, 02/15/51 (a)	200,000	154,214
3.30%, 09/15/51 (a)	450,000	363,042
2.88%, 06/15/52 (a)	150,000	111,830
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	147,705
6.90%, 07/15/28	150,000	170,794
6.38%, 11/15/37	150,000	172,552
3.20%, 08/02/46 (a)	250,000	195,945
3.65%, 02/03/48 (a)	250,000	211,302
4.45%, 01/20/49 (a)	200,000	191,076
2.45%, 05/01/50 (a)	300,000	202,542
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	500,000	471,700
2.90%, 02/01/25 (a)	271,000	263,287
4.00%, 06/01/28 (a)	200,000	198,438
2.05%, 03/05/30 (a)	200,000	169,418
7.13%, 10/15/31	100,000	116,914
2.45%, 12/02/31 (a)	450,000	386,568
4.80%, 09/15/35 (a)	145,000	144,732
5.95%, 05/15/37	100,000	110,884
3.00%, 12/02/41 (a)	300,000	236,997
4.80%, 08/01/45 (a)	150,000	148,323
3.10%, 12/02/51 (a)	600,000	444,306
6.13%, 09/15/15 (a)	289,000	302,661
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	193,152
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	158,197	153,989
CSX Corp.
3.40%, 08/01/24 (a)	150,000	149,358
3.35%, 11/01/25 (a)	150,000	147,510
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/01/26 (a)	250,000	235,502
3.25%, 06/01/27 (a)	378,000	363,175
3.80%, 03/01/28 (a)	250,000	244,667
2.40%, 02/15/30 (a)	275,000	241,469
6.00%, 10/01/36	50,000	55,454
6.15%, 05/01/37	250,000	281,787
6.22%, 04/30/40	175,000	198,761
5.50%, 04/15/41 (a)	150,000	158,543
4.75%, 05/30/42 (a)	50,000	47,779
4.40%, 03/01/43 (a)	150,000	137,549
4.10%, 03/15/44 (a)	250,000	220,340
3.80%, 11/01/46 (a)	250,000	211,975
4.30%, 03/01/48 (a)	50,000	45,987
4.75%, 11/15/48 (a)	250,000	244,807
4.50%, 03/15/49 (a)	150,000	140,661
3.35%, 09/15/49 (a)	200,000	156,726
3.80%, 04/15/50 (a)	150,000	126,923
3.95%, 05/01/50 (a)	250,000	217,180
2.50%, 05/15/51 (a)	150,000	101,658
4.50%, 08/01/54 (a)	200,000	185,760
4.25%, 11/01/66 (a)	250,000	213,762
4.65%, 03/01/68 (a)	125,000	114,635
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	188,000	181,668
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	132,062	116,397
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	229,948	198,751
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	245,590
3.40%, 02/15/28 (a)	350,000	334,691
4.20%, 10/17/28 (a)	150,000	148,889
3.10%, 08/05/29 (a)	350,000	319,609
4.25%, 05/15/30 (a)	300,000	292,563
4.90%, 01/15/34	112,000	112,152
3.90%, 02/01/35	300,000	269,538
3.25%, 05/15/41 (a)	250,000	196,282
3.88%, 08/01/42	300,000	251,889
5.10%, 01/15/44	250,000	241,152
4.10%, 02/01/45	227,000	191,336
4.75%, 11/15/45 (a)	265,000	244,523
4.55%, 04/01/46 (a)	450,000	404,964
4.40%, 01/15/47 (a)	150,000	131,483
4.05%, 02/15/48 (a)	250,000	210,235
4.95%, 10/17/48 (a)	300,000	286,680
5.25%, 05/15/50 (a)(e)	400,000	399,736
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	87,300
2.65%, 07/15/31 (a)	150,000	118,694
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	275,000	272,154
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	133,540	113,334
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34	225,461	207,354
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	134,283
4.30%, 05/15/43 (a)	50,000	43,739
4.95%, 08/15/45 (a)	200,000	194,728
4.70%, 05/01/48 (a)	150,000	141,537
3.50%, 05/01/50 (a)	200,000	156,910
4.20%, 11/15/69 (a)	150,000	124,061
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	186,576

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	50,000	50,192
2.90%, 06/15/26 (a)	550,000	527,164
2.55%, 11/01/29 (a)	200,000	179,322
2.30%, 05/15/31 (a)	200,000	171,146
4.84%, 10/01/41	400,000	391,408
4.45%, 06/15/45 (a)	250,000	233,842
4.65%, 01/15/46 (a)	150,000	144,998
3.94%, 11/01/47 (a)	350,000	305,385
4.15%, 02/28/48 (a)	275,000	246,859
4.10%, 05/15/49 (a)	300,000	266,949
3.40%, 11/01/49 (a)	300,000	237,378
3.05%, 05/15/50 (a)	300,000	220,758
4.05%, 08/15/52 (a)	350,000	305,560
4.55%, 06/01/53 (a)	200,000	189,120
3.16%, 05/15/55 (a)	375,000	274,095
Ryder System, Inc.
3.88%, 12/01/23 (a)	150,000	149,906
3.65%, 03/18/24 (a)	150,000	148,862
2.50%, 09/01/24 (a)	200,000	192,626
3.35%, 09/01/25 (a)	135,000	130,622
2.90%, 12/01/26 (a)	200,000	186,496
Southwest Airlines Co.
5.25%, 05/04/25 (a)	350,000	357,434
3.00%, 11/15/26 (a)	300,000	280,887
5.13%, 06/15/27 (a)	475,000	479,489
3.45%, 11/16/27 (a)	150,000	141,243
2.63%, 02/10/30 (a)	200,000	169,080
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 10/01/29	63,566	59,936
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	150,000	122,516
Union Pacific Corp.
3.65%, 02/15/24 (a)	250,000	250,597
3.15%, 03/01/24 (a)	250,000	248,502
3.75%, 03/15/24 (a)	100,000	100,356
3.25%, 08/15/25 (a)	500,000	493,090
2.75%, 03/01/26 (a)	500,000	480,500
2.15%, 02/05/27 (a)	225,000	209,095
3.70%, 03/01/29 (a)	300,000	292,146
2.40%, 02/05/30 (a)	250,000	221,157
2.80%, 02/14/32 (a)	400,000	356,108
3.38%, 02/01/35 (a)	400,000	359,196
2.89%, 04/06/36 (a)	250,000	207,140
3.60%, 09/15/37 (a)	200,000	179,856
3.55%, 08/15/39 (a)	300,000	259,722
3.20%, 05/20/41 (a)	250,000	205,012
4.05%, 11/15/45 (a)	120,000	106,151
4.05%, 03/01/46 (a)	250,000	227,865
4.00%, 04/15/47 (a)	200,000	179,412
4.50%, 09/10/48 (a)	100,000	95,955
4.30%, 03/01/49 (a)	250,000	235,720
3.25%, 02/05/50 (a)	700,000	551,474
3.80%, 10/01/51 (a)	250,000	215,700
3.50%, 02/14/53 (a)	400,000	327,596
3.88%, 02/01/55 (a)	150,000	128,822
3.95%, 08/15/59 (a)	175,000	150,360
3.84%, 03/20/60 (a)	700,000	586,040
2.97%, 09/16/62 (a)	450,000	312,786
4.10%, 09/15/67 (a)	175,000	149,356
3.75%, 02/05/70 (a)	250,000	200,267
3.80%, 04/06/71 (a)	350,000	282,191
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	502,427	482,114
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	89,253	83,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	211,576	199,710
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	457,532	414,135
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	91,455	83,017
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	291,864	262,920
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	278,716	259,895
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	182,010	153,562
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	166,000	157,474
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	150,000	146,475
2.80%, 11/15/24 (a)	150,000	148,292
3.90%, 04/01/25 (a)	350,000	353,055
3.05%, 11/15/27 (a)	450,000	438,349
3.40%, 03/15/29 (a)	100,000	96,604
2.50%, 09/01/29 (a)	150,000	136,418
4.45%, 04/01/30 (a)	325,000	332,881
6.20%, 01/15/38	400,000	467,076
5.20%, 04/01/40 (a)	200,000	212,584
4.88%, 11/15/40 (a)	100,000	102,300
3.63%, 10/01/42	100,000	87,233
3.40%, 11/15/46 (a)	200,000	166,864
3.75%, 11/15/47 (a)	300,000	268,002
4.25%, 03/15/49 (a)	260,000	249,798
3.40%, 09/01/49 (a)	200,000	169,388
5.30%, 04/01/50 (a)	400,000	441,124
		41,914,707
		1,046,289,512

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	92,422
2.10%, 07/01/30 (a)	300,000	250,221
4.15%, 05/01/49 (a)	200,000	172,734
3.45%, 01/15/50 (a)	250,000	193,883
5.25%, 05/15/52 (a)	175,000	177,735
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	213,097
4.25%, 09/15/48 (a)	210,000	192,463
3.80%, 06/15/49 (a)	100,000	85,615
3.65%, 04/01/50 (a)	150,000	125,096
AES Corp.
1.38%, 01/15/26 (a)	250,000	220,697
2.45%, 01/15/31 (a)	350,000	281,792
Alabama Power Co.
3.55%, 12/01/23	100,000	100,546
1.45%, 09/15/30 (a)	250,000	203,648
6.00%, 03/01/39	225,000	248,467
3.85%, 12/01/42	150,000	128,915
4.30%, 01/02/46 (a)	350,000	319,508
3.70%, 12/01/47 (a)	400,000	334,948
4.30%, 07/15/48 (a)	100,000	90,880
3.45%, 10/01/49 (a)	250,000	198,040
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	242,805
3.65%, 02/15/26 (a)	400,000	393,348
3.50%, 01/15/31 (a)	300,000	275,265

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	275,598
3.70%, 12/01/47 (a)	150,000	129,144
3.25%, 03/15/50 (a)	100,000	78,506
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	47,283
4.30%, 12/01/28 (a)	400,000	390,072
2.30%, 03/01/30 (a)	200,000	168,578
3.25%, 03/01/50 (a)	200,000	144,518
Appalachian Power Co.
3.40%, 06/01/25 (a)	300,000	296,253
3.30%, 06/01/27 (a)	300,000	288,126
7.00%, 04/01/38	210,000	244,600
4.45%, 06/01/45 (a)	250,000	218,797
4.50%, 03/01/49 (a)	150,000	134,220
3.70%, 05/01/50 (a)	200,000	159,968
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	245,500
5.05%, 09/01/41 (a)	100,000	95,644
4.35%, 11/15/45 (a)	275,000	236,879
4.20%, 08/15/48 (a)	100,000	85,865
4.25%, 03/01/49 (a)	150,000	130,716
3.35%, 05/15/50 (a)	350,000	258,499
2.65%, 09/15/50 (a)	250,000	161,223
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	293,583
3.20%, 04/15/25 (a)	175,000	170,168
3.80%, 06/01/29 (a)	195,000	182,754
Avista Corp.
4.35%, 06/01/48 (a)	150,000	141,756
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	206,720
3.75%, 08/15/47 (a)	175,000	151,764
4.25%, 09/15/48 (a)	150,000	139,259
3.20%, 09/15/49 (a)	100,000	78,048
2.90%, 06/15/50 (a)	150,000	110,978
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	150,116
4.05%, 04/15/25 (a)	600,000	605,610
3.25%, 04/15/28 (a)	325,000	309,332
3.70%, 07/15/30 (a)	200,000	192,072
6.13%, 04/01/36	500,000	552,475
5.95%, 05/15/37	250,000	275,017
5.15%, 11/15/43 (a)	260,000	263,398
4.50%, 02/01/45 (a)	250,000	232,230
3.80%, 07/15/48 (a)	250,000	210,923
4.45%, 01/15/49 (a)	300,000	280,371
4.25%, 10/15/50 (a)	350,000	320,432
2.85%, 05/15/51 (a)	350,000	248,787
4.60%, 05/01/53 (a)(c)	300,000	289,812
Black Hills Corp.
1.04%, 08/23/24 (a)	200,000	187,422
3.05%, 10/15/29 (a)	150,000	133,473
2.50%, 06/15/30 (a)	250,000	209,353
4.35%, 05/01/33 (a)	150,000	140,378
4.20%, 09/15/46 (a)	100,000	85,293
3.88%, 10/15/49 (a)	100,000	81,429
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (a)	250,000	228,207
6.95%, 03/15/33	50,000	59,720
3.55%, 08/01/42 (a)	128,000	111,117
3.95%, 03/01/48 (a)	200,000	181,456
4.25%, 02/01/49 (a)	250,000	238,197
2.90%, 07/01/50 (a)	150,000	113,586
3.60%, 03/01/52 (a)	250,000	215,617
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	193,662
4.25%, 11/01/28 (a)	120,000	117,728
2.95%, 03/01/30 (a)	400,000	356,188
3.70%, 09/01/49 (a)	200,000	161,090
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	164,742
4.97%, 05/01/46 (a)	100,000	94,964
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	337,011
3.45%, 08/15/27 (a)	200,000	191,918
4.88%, 03/01/44 (a)	100,000	95,683
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	118,054
3.70%, 08/15/28 (a)	750,000	731,475
6.45%, 01/15/38	300,000	352,176
3.80%, 10/01/42 (a)	200,000	172,860
4.60%, 08/15/43 (a)	150,000	145,785
4.70%, 01/15/44 (a)	150,000	147,432
3.70%, 03/01/45 (a)	100,000	84,139
4.35%, 11/15/45 (a)	150,000	139,524
3.65%, 06/15/46 (a)	250,000	212,403
3.75%, 08/15/47 (a)	250,000	216,020
4.00%, 03/01/48 (a)	150,000	135,449
4.00%, 03/01/49 (a)	200,000	180,228
3.20%, 11/15/49 (a)	100,000	78,381
3.00%, 03/01/50 (a)	300,000	230,853
3.13%, 03/15/51 (a)	250,000	193,665
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	45,287
3.20%, 03/15/27 (a)	200,000	194,874
2.05%, 07/01/31 (a)	300,000	253,800
4.30%, 04/15/44 (a)	150,000	140,357
4.00%, 04/01/48 (a)	250,000	227,767
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	197,642
3.35%, 04/01/30 (a)	400,000	373,156
5.30%, 03/01/35	350,000	363,993
5.85%, 03/15/36	50,000	53,665
6.75%, 04/01/38	350,000	410,557
5.50%, 12/01/39	250,000	260,215
5.70%, 06/15/40	150,000	158,808
3.95%, 03/01/43 (a)	300,000	259,443
4.45%, 03/15/44 (a)	400,000	368,552
4.50%, 12/01/45 (a)	100,000	92,285
3.88%, 06/15/47 (a)	250,000	210,223
4.13%, 05/15/49 (a)	200,000	175,658
3.95%, 04/01/50 (a)	350,000	305,459
4.63%, 12/01/54 (a)	250,000	232,382
4.30%, 12/01/56 (a)	200,000	176,152
4.00%, 11/15/57 (a)	250,000	209,098
4.50%, 05/15/58 (a)	290,000	261,652
3.70%, 11/15/59 (a)	200,000	159,056
3.00%, 12/01/60 (a)	200,000	137,744
3.60%, 06/15/61 (a)	200,000	158,954
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	300,000	289,059
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	250,505
3.95%, 05/15/43 (a)	250,000	223,285
4.05%, 05/15/48 (a)	200,000	183,416
4.35%, 04/15/49 (a)	200,000	191,204
3.75%, 02/15/50 (a)	100,000	87,529
3.10%, 08/15/50 (a)	300,000	231,603
3.50%, 08/01/51 (a)	100,000	83,887
2.50%, 05/01/60 (a)	350,000	225,165

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	128,679
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	300,000	301,401
4.15%, 05/15/45 (a)	200,000	179,242
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	128,294
5.30%, 05/15/33	100,000	106,929
6.05%, 01/15/38	250,000	280,222
5.45%, 02/01/41 (a)	100,000	105,096
5.10%, 06/01/65 (a)	200,000	200,464
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	219,924
2.85%, 08/15/26 (a)	300,000	285,093
3.60%, 03/15/27 (a)	200,000	194,788
4.25%, 06/01/28 (a)	350,000	345,471
3.38%, 04/01/30 (a)	550,000	503,602
6.30%, 03/15/33	45,000	49,457
5.25%, 08/01/33	300,000	310,710
5.95%, 06/15/35	150,000	160,238
7.00%, 06/15/38	200,000	232,566
4.90%, 08/01/41 (a)	200,000	192,372
4.05%, 09/15/42 (a)	200,000	172,144
4.70%, 12/01/44 (a)	150,000	139,110
4.60%, 03/15/49 (a)	150,000	140,903
5.75%, 10/01/54 (a)(b)	100,000	93,561
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	148,913
2.25%, 03/01/30 (a)	200,000	175,512
2.63%, 03/01/31 (a)	300,000	266,655
4.00%, 04/01/43 (a)	125,000	112,588
4.30%, 07/01/44 (a)	150,000	140,058
3.70%, 03/15/45 (a)	150,000	128,312
3.70%, 06/01/46 (a)	200,000	175,722
4.05%, 05/15/48 (a)	175,000	161,012
3.95%, 03/01/49 (a)	239,000	215,791
2.95%, 03/01/50 (a)	50,000	38,197
3.25%, 04/01/51 (a)	200,000	161,264
DTE Energy Co.
2.53%, 10/01/24	170,000	164,569
2.85%, 10/01/26 (a)	645,000	610,551
3.40%, 06/15/29 (a)	250,000	229,782
2.95%, 03/01/30 (a)	200,000	177,528
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	233,213
2.45%, 02/01/30 (a)	250,000	221,262
6.45%, 10/15/32	100,000	112,799
6.10%, 06/01/37	150,000	164,145
6.00%, 01/15/38	200,000	223,560
6.05%, 04/15/38	250,000	280,217
5.30%, 02/15/40	200,000	208,746
4.25%, 12/15/41 (a)	250,000	232,050
4.00%, 09/30/42 (a)	250,000	223,915
3.75%, 06/01/45 (a)	200,000	169,168
3.88%, 03/15/46 (a)	150,000	132,024
3.70%, 12/01/47 (a)	200,000	169,962
3.95%, 03/15/48 (a)	200,000	176,486
3.20%, 08/15/49 (a)	300,000	236,232
3.45%, 04/15/51 (a)	150,000	122,970
Duke Energy Corp.
3.75%, 04/15/24 (a)	440,000	440,026
0.90%, 09/15/25 (a)	200,000	181,412
2.65%, 09/01/26 (a)	500,000	469,865
3.15%, 08/15/27 (a)	400,000	378,788
3.40%, 06/15/29 (a)	200,000	183,412
2.45%, 06/01/30 (a)	500,000	422,055
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 06/15/31 (a)	500,000	415,885
4.80%, 12/15/45 (a)	100,000	91,598
3.75%, 09/01/46 (a)	200,000	157,998
3.95%, 08/15/47 (a)	450,000	366,664
4.20%, 06/15/49 (a)	200,000	167,744
3.50%, 06/15/51 (a)	250,000	188,845
3.25%, 01/15/82 (a)(b)	100,000	77,575
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	450,000	438,817
3.80%, 07/15/28 (a)	100,000	97,873
2.50%, 12/01/29 (a)	150,000	133,560
1.75%, 06/15/30 (a)	250,000	208,208
6.35%, 09/15/37	150,000	172,107
6.40%, 06/15/38	300,000	353,667
5.65%, 04/01/40	250,000	268,760
3.85%, 11/15/42 (a)	300,000	262,008
3.40%, 10/01/46 (a)	100,000	79,045
4.20%, 07/15/48 (a)	100,000	90,245
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	400,000	376,908
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	108,274
6.35%, 08/15/38	200,000	227,902
6.45%, 04/01/39	200,000	227,438
4.90%, 07/15/43 (a)	75,000	73,553
3.75%, 05/15/46 (a)	50,000	42,791
3.25%, 10/01/49 (a)	150,000	116,822
2.75%, 04/01/50 (a)	200,000	141,844
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	143,630
2.13%, 06/01/30 (a)	200,000	169,362
3.70%, 06/15/46 (a)	50,000	42,000
4.30%, 02/01/49 (a)	150,000	136,973
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	248,777
2.00%, 08/15/31 (a)	200,000	166,092
4.10%, 05/15/42 (a)	200,000	180,774
4.10%, 03/15/43 (a)	100,000	90,386
4.38%, 03/30/44 (a)	200,000	186,490
4.15%, 12/01/44 (a)	300,000	270,423
4.20%, 08/15/45 (a)	50,000	45,361
3.70%, 10/15/46 (a)	200,000	171,404
3.60%, 09/15/47 (a)	250,000	209,263
2.50%, 08/15/50 (a)	250,000	171,800
2.90%, 08/15/51 (a)	150,000	112,115
Edison International
3.55%, 11/15/24 (a)	325,000	317,739
5.75%, 06/15/27 (a)	200,000	203,716
4.13%, 03/15/28 (a)	200,000	186,786
El Paso Electric Co.
6.00%, 05/15/35	269,000	287,728
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	275,150
4.75%, 06/15/46 (a)	525,000	464,467
Enel Americas S.A.
4.00%, 10/25/26 (a)	250,000	243,655
Enel Chile S.A.
4.88%, 06/12/28 (a)	375,000	359,407
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,485
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	246,800
4.20%, 04/01/49 (a)	300,000	278,547
2.65%, 06/15/51 (a)	250,000	174,823

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
0.90%, 09/15/25 (a)	300,000	270,657
2.95%, 09/01/26 (a)	250,000	237,337
2.80%, 06/15/30 (a)	250,000	214,942
2.40%, 06/15/31 (a)	300,000	244,311
3.75%, 06/15/50 (a)	200,000	158,894
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	242,000	232,848
0.95%, 10/01/24 (a)	200,000	188,694
5.40%, 11/01/24	150,000	155,321
2.40%, 10/01/26 (a)	300,000	278,736
3.12%, 09/01/27 (a)	200,000	190,684
3.25%, 04/01/28 (a)	200,000	188,420
1.60%, 12/15/30 (a)	300,000	240,591
4.00%, 03/15/33 (a)	211,000	200,876
4.95%, 01/15/45 (a)	400,000	390,192
4.20%, 09/01/48 (a)	350,000	322,231
4.20%, 04/01/50 (a)	150,000	136,908
2.90%, 03/15/51 (a)	200,000	145,090
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	175,000	150,175
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	192,916
1.75%, 03/15/31 (a)	250,000	203,685
3.55%, 09/30/49 (a)	200,000	161,406
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	286,653
4.13%, 03/01/42 (a)	150,000	135,267
4.10%, 04/01/43 (a)	150,000	132,020
4.25%, 12/01/45 (a)	100,000	90,653
3.25%, 09/01/49 (a)	125,000	97,871
3.45%, 04/15/50 (a)	100,000	80,691
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	51,920
4.20%, 06/15/47 (a)	95,000	85,782
4.20%, 03/15/48 (a)	150,000	135,483
4.13%, 04/01/49 (a)	200,000	179,102
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	337,172
2.90%, 09/15/29 (a)	250,000	221,005
Eversource Energy
2.80%, 05/01/23 (a)	100,000	99,441
3.80%, 12/01/23 (a)	250,000	250,535
2.90%, 03/01/27 (a)	200,000	188,592
3.30%, 01/15/28 (a)	250,000	235,972
1.65%, 08/15/30 (a)	400,000	318,764
2.55%, 03/15/31 (a)	250,000	212,645
3.38%, 03/01/32 (a)	200,000	179,786
3.45%, 01/15/50 (a)	300,000	232,221
Exelon Corp.
3.95%, 06/15/25 (a)	650,000	648,420
3.40%, 04/15/26 (a)	100,000	97,151
4.05%, 04/15/30 (a)	450,000	432,031
3.35%, 03/15/32 (a)(c)	200,000	179,526
4.95%, 06/15/35 (a)(c)	250,000	245,440
5.63%, 06/15/35	250,000	261,260
5.10%, 06/15/45 (a)	200,000	198,652
4.45%, 04/15/46 (a)	300,000	271,170
4.70%, 04/15/50 (a)	250,000	233,895
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	47,981
6.25%, 10/01/39	300,000	307,161
5.75%, 10/01/41 (a)	100,000	97,354
5.60%, 06/15/42 (a)	300,000	288,243
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
3.25%, 06/01/24 (a)	300,000	300,423
2.85%, 04/01/25 (a)	400,000	393,536
3.13%, 12/01/25 (a)	500,000	495,515
4.95%, 06/01/35	150,000	157,157
5.95%, 02/01/38	150,000	169,557
5.96%, 04/01/39	250,000	284,047
5.69%, 03/01/40	100,000	111,185
5.25%, 02/01/41 (a)	250,000	266,840
4.13%, 02/01/42 (a)	150,000	141,401
4.05%, 06/01/42 (a)	350,000	324,768
3.80%, 12/15/42 (a)	275,000	246,128
3.70%, 12/01/47 (a)	55,000	48,502
3.95%, 03/01/48 (a)	250,000	229,432
4.13%, 06/01/48 (a)	250,000	235,325
3.99%, 03/01/49 (a)	250,000	229,842
3.15%, 10/01/49 (a)	350,000	279,587
2.88%, 12/04/51 (a)	400,000	300,588
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	291,756
Georgia Power Co.
2.10%, 07/30/23	250,000	246,397
2.20%, 09/15/24 (a)	150,000	145,052
3.25%, 04/01/26 (a)	150,000	146,138
3.25%, 03/30/27 (a)	100,000	95,382
2.65%, 09/15/29 (a)	100,000	88,256
4.70%, 05/15/32 (a)	250,000	251,257
4.75%, 09/01/40	100,000	91,495
4.30%, 03/15/42	425,000	370,472
4.30%, 03/15/43	200,000	173,906
3.70%, 01/30/50 (a)	225,000	179,735
3.25%, 03/15/51 (a)	150,000	110,778
5.13%, 05/15/52 (a)	250,000	249,572
Iberdrola International BV
5.81%, 03/15/25	100,000	105,876
6.75%, 07/15/36	200,000	232,662
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	182,624
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	48,496
4.55%, 03/15/46 (a)	100,000	92,969
3.75%, 07/01/47 (a)	250,000	206,950
4.25%, 08/15/48 (a)	300,000	266,415
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	197,940
4.10%, 09/26/28 (a)	250,000	247,645
2.30%, 06/01/30 (a)	300,000	256,908
3.70%, 09/15/46 (a)	50,000	41,328
3.50%, 09/30/49 (a)	150,000	121,746
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	186,538
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	211,836
3.35%, 11/15/27 (a)	100,000	95,534
5.30%, 07/01/43 (a)	150,000	151,820
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	250,000	250,785
4.38%, 10/01/45 (a)	250,000	227,720
3.30%, 06/01/50 (a)	150,000	117,339
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	136,823
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	48,428
3.65%, 04/15/29 (a)	200,000	194,872
6.75%, 12/30/31	200,000	236,864

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 10/15/36	200,000	222,418
4.80%, 09/15/43 (a)	200,000	199,410
4.40%, 10/15/44 (a)	125,000	118,658
4.25%, 05/01/46 (a)	150,000	139,911
3.95%, 08/01/47 (a)	150,000	134,421
3.65%, 08/01/48 (a)	250,000	211,625
4.25%, 07/15/49 (a)	300,000	280,443
3.15%, 04/15/50 (a)	200,000	157,370
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	243,507
4.25%, 03/15/42	100,000	87,924
3.10%, 07/30/51 (a)	100,000	71,393
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	250,000	250,737
2.95%, 02/07/24 (a)	410,000	407,130
3.25%, 11/01/25 (a)	400,000	391,368
3.40%, 02/07/28 (a)	350,000	335,877
3.90%, 11/01/28 (a)	250,000	244,597
3.70%, 03/15/29 (a)	200,000	191,292
1.35%, 03/15/31 (a)	250,000	195,075
8.00%, 03/01/32	200,000	249,642
5.25%, 04/20/46 (a)(b)	250,000	229,585
4.40%, 11/01/48 (a)	150,000	141,258
4.30%, 03/15/49 (a)	100,000	94,274
Nevada Power Co.
3.70%, 05/01/29 (a)	350,000	337,512
6.65%, 04/01/36	150,000	173,442
3.13%, 08/01/50 (a)	200,000	149,176
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	300,000	302,604
1.88%, 01/15/27 (a)	350,000	315,805
3.55%, 05/01/27 (a)	450,000	435,028
4.63%, 07/15/27 (a)	300,000	304,011
1.90%, 06/15/28 (a)	500,000	435,495
3.50%, 04/01/29 (a)	400,000	373,916
2.75%, 11/01/29 (a)	350,000	309,582
2.25%, 06/01/30 (a)	650,000	546,318
2.44%, 01/15/32 (a)	350,000	291,616
5.00%, 07/15/32 (a)	300,000	307,398
3.00%, 01/15/52 (a)	200,000	143,588
4.80%, 12/01/77 (a)(b)	250,000	207,740
Northern States Power Co.
6.25%, 06/01/36	270,000	312,379
6.20%, 07/01/37	150,000	175,650
5.35%, 11/01/39	200,000	215,892
3.40%, 08/15/42 (a)	145,000	123,009
4.00%, 08/15/45 (a)	100,000	88,988
3.60%, 05/15/46 (a)	200,000	171,516
3.60%, 09/15/47 (a)	250,000	210,928
2.90%, 03/01/50 (a)	200,000	151,250
2.60%, 06/01/51 (a)	200,000	141,644
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	140,566
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	338,614
3.25%, 05/15/29 (a)	250,000	236,845
1.95%, 08/15/31 (a)	150,000	124,875
5.50%, 03/15/40	100,000	108,346
4.40%, 03/01/44 (a)	150,000	140,211
3.10%, 06/01/51 (a)	100,000	77,096
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	159,147
5.38%, 11/01/40	200,000	198,002
5.05%, 10/01/48 (a)	200,000	187,930
3.75%, 08/01/50 (a)	150,000	119,556
5.25%, 09/01/50	50,000	47,759
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Edison Co.
6.88%, 07/15/36	100,000	117,572
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	177,306
1.63%, 01/15/31 (a)	200,000	161,878
4.15%, 04/01/48 (a)	200,000	176,572
4.00%, 06/01/49 (a)	250,000	217,730
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	115,874
3.25%, 04/01/30 (a)	150,000	138,653
4.15%, 04/01/47 (a)	240,000	219,230
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	493,345
3.70%, 11/15/28 (a)	265,000	258,030
5.75%, 03/15/29 (a)	73,000	79,274
4.15%, 06/01/32 (a)(c)	150,000	150,972
7.50%, 09/01/38	100,000	129,022
5.25%, 09/30/40	200,000	212,614
4.55%, 12/01/41 (a)	250,000	243,495
3.75%, 04/01/45 (a)	250,000	216,550
3.80%, 09/30/47 (a)	200,000	176,936
4.10%, 11/15/48 (a)	150,000	138,894
3.80%, 06/01/49 (a)	150,000	132,921
3.10%, 09/15/49 (a)	250,000	195,888
3.70%, 05/15/50 (a)	150,000	130,329
4.60%, 06/01/52 (a)(c)	150,000	149,421
5.35%, 10/01/52 (a)	150,000	165,432
Pacific Gas and Electric Co.
4.25%, 08/01/23 (a)	150,000	149,642
1.70%, 11/15/23 (a)	350,000	336,948
3.85%, 11/15/23 (a)	250,000	247,842
3.75%, 02/15/24 (a)	150,000	146,961
3.50%, 06/15/25 (a)	400,000	380,120
3.45%, 07/01/25	300,000	282,282
3.15%, 01/01/26	550,000	502,128
2.95%, 03/01/26 (a)	350,000	317,989
3.30%, 03/15/27 (a)	100,000	90,150
2.10%, 08/01/27 (a)	350,000	294,147
3.30%, 12/01/27 (a)	450,000	393,457
3.00%, 06/15/28 (a)	250,000	216,817
3.75%, 07/01/28	500,000	442,055
4.65%, 08/01/28 (a)	100,000	93,128
4.55%, 07/01/30 (a)	1,000,000	888,480
2.50%, 02/01/31 (a)	700,000	538,272
3.25%, 06/01/31 (a)	350,000	282,866
5.90%, 06/15/32 (a)	200,000	193,304
4.50%, 07/01/40 (a)	350,000	271,957
3.30%, 08/01/40 (a)	350,000	242,823
4.20%, 06/01/41 (a)	100,000	74,651
4.45%, 04/15/42 (a)	150,000	114,038
3.75%, 08/15/42 (a)	200,000	137,722
4.60%, 06/15/43 (a)	150,000	115,278
4.75%, 02/15/44 (a)	100,000	76,971
4.30%, 03/15/45 (a)	150,000	109,671
4.25%, 03/15/46 (a)	175,000	130,060
4.00%, 12/01/46 (a)	200,000	140,546
3.95%, 12/01/47 (a)	300,000	209,838
4.95%, 07/01/50 (a)	1,000,000	798,050
3.50%, 08/01/50 (a)	600,000	401,286
PacifiCorp
3.50%, 06/15/29 (a)	100,000	95,128
2.70%, 09/15/30 (a)	150,000	132,920
7.70%, 11/15/31	100,000	123,300
5.75%, 04/01/37	100,000	106,140
6.25%, 10/15/37	300,000	337,716
6.35%, 07/15/38	200,000	228,322
6.00%, 01/15/39	100,000	110,383

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/15/49 (a)	250,000	224,607
4.15%, 02/15/50 (a)	200,000	180,000
3.30%, 03/15/51 (a)	250,000	196,595
2.90%, 06/15/52 (a)	200,000	147,076
PECO Energy Co.
3.70%, 09/15/47 (a)	200,000	174,404
3.90%, 03/01/48 (a)	200,000	180,284
3.00%, 09/15/49 (a)	100,000	76,680
2.80%, 06/15/50 (a)	250,000	183,825
2.85%, 09/15/51 (a)	150,000	111,111
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	150,000	149,769
4.26%, 06/01/38	150,000	150,366
4.38%, 06/01/41	125,000	122,110
4.45%, 12/01/49	400,000	400,716
4.67%, 12/01/53	275,000	274,986
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	229,172
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	250,502
4.15%, 03/15/43 (a)	200,000	182,594
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	250,000	240,150
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	344,040
4.75%, 07/15/43 (a)	100,000	98,518
4.15%, 06/15/48 (a)	200,000	185,506
Progress Energy, Inc.
7.75%, 03/01/31	350,000	410,564
7.00%, 10/30/31	60,000	67,649
6.00%, 12/01/39	85,000	90,167
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	148,055
1.90%, 01/15/31 (a)	255,000	215,416
1.88%, 06/15/31 (a)	225,000	188,156
6.25%, 09/01/37	200,000	232,402
3.60%, 09/15/42 (a)	100,000	85,777
3.80%, 06/15/47 (a)	50,000	44,096
4.05%, 09/15/49 (a)	150,000	135,678
3.20%, 03/01/50 (a)	250,000	198,400
2.70%, 01/15/51 (a)	150,000	107,885
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	300,561
3.60%, 07/01/49 (a)	100,000	84,183
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	125,522
3.15%, 08/15/51 (a)	150,000	110,979
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	50,000	50,013
3.00%, 05/15/27 (a)	150,000	144,671
3.70%, 05/01/28 (a)	100,000	97,941
3.20%, 05/15/29 (a)	200,000	189,680
2.45%, 01/15/30 (a)	250,000	223,772
1.90%, 08/15/31 (a)	200,000	167,080
3.95%, 05/01/42 (a)	100,000	91,026
3.80%, 01/01/43 (a)	125,000	110,268
3.80%, 03/01/46 (a)	250,000	220,400
3.60%, 12/01/47 (a)	150,000	127,700
4.05%, 05/01/48 (a)	150,000	137,121
3.85%, 05/01/49 (a)	250,000	221,377
3.20%, 08/01/49 (a)	150,000	120,072
3.15%, 01/01/50 (a)	200,000	156,084
2.70%, 05/01/50 (a)	250,000	180,658
2.05%, 08/01/50 (a)	200,000	125,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	441,135
0.80%, 08/15/25 (a)	225,000	203,697
0.95%, 03/15/26 (a)	150,000	136,346
1.60%, 08/15/30 (a)	350,000	279,062
Puget Energy, Inc.
3.65%, 05/15/25 (a)	250,000	245,657
4.10%, 06/15/30 (a)	450,000	419,692
4.22%, 03/15/32 (a)	150,000	138,752
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	112,896
5.80%, 03/15/40	25,000	26,953
5.64%, 04/15/41 (a)	150,000	158,673
4.30%, 05/20/45 (a)	150,000	135,773
4.22%, 06/15/48 (a)	250,000	223,407
3.25%, 09/15/49 (a)	150,000	115,536
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	100,400
2.50%, 05/15/26 (a)	200,000	190,512
1.70%, 10/01/30 (a)	300,000	246,834
3.75%, 06/01/47 (a)	275,000	233,733
4.15%, 05/15/48 (a)	269,000	250,348
4.10%, 06/15/49 (a)	140,000	125,026
3.32%, 04/15/50 (a)	150,000	116,744
3.70%, 03/15/52 (a)	200,000	169,926
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	190,500
Southern California Edison Co.
0.70%, 08/01/23	200,000	194,166
3.50%, 10/01/23 (a)	400,000	399,656
1.20%, 02/01/26 (a)	200,000	180,000
3.65%, 03/01/28 (a)	100,000	94,793
4.20%, 03/01/29 (a)	150,000	144,638
6.65%, 04/01/29	300,000	319,980
2.85%, 08/01/29 (a)	200,000	177,640
2.25%, 06/01/30 (a)	250,000	209,910
2.75%, 02/01/32 (a)	200,000	169,676
6.00%, 01/15/34	200,000	214,286
5.75%, 04/01/35	200,000	206,934
5.35%, 07/15/35	200,000	200,720
5.55%, 01/15/37	200,000	201,918
5.95%, 02/01/38	250,000	260,605
6.05%, 03/15/39	150,000	157,497
5.50%, 03/15/40	250,000	247,420
4.05%, 03/15/42 (a)	155,000	128,932
3.90%, 03/15/43 (a)	100,000	80,650
4.65%, 10/01/43 (a)	350,000	317,898
3.60%, 02/01/45 (a)	100,000	75,400
4.00%, 04/01/47 (a)	600,000	488,394
4.13%, 03/01/48 (a)	450,000	372,055
4.88%, 03/01/49 (a)	200,000	181,756
3.65%, 02/01/50 (a)	400,000	306,904
3.45%, 02/01/52 (a)	200,000	149,470
Southern Co.
2.95%, 07/01/23 (a)	550,000	543,862
0.60%, 02/26/24 (a)	250,000	237,035
4.48%, 08/01/24	250,000	251,115
3.25%, 07/01/26 (a)	700,000	671,811
3.70%, 04/30/30 (a)	350,000	325,223
4.25%, 07/01/36 (a)	250,000	229,810
4.40%, 07/01/46 (a)	500,000	436,395
4.00%, 01/15/51 (a)(b)	250,000	224,100
3.75%, 09/15/51 (a)(b)	250,000	212,425

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	44,671
5.15%, 09/15/41	400,000	380,212
4.95%, 12/15/46 (a)	200,000	185,632
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	469,530
4.10%, 09/15/28 (a)	200,000	193,636
3.90%, 04/01/45 (a)	100,000	80,956
3.85%, 02/01/48 (a)	150,000	122,460
3.25%, 11/01/51 (a)	200,000	148,192
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	142,109
3.40%, 08/15/46 (a)	100,000	78,539
3.70%, 08/15/47 (a)	200,000	166,548
3.75%, 06/15/49 (a)	100,000	84,399
3.15%, 05/01/50 (a)	250,000	192,543
Tampa Electric Co.
4.10%, 06/15/42 (a)	100,000	88,927
4.30%, 06/15/48 (a)	300,000	275,169
3.63%, 06/15/50 (a)	200,000	163,782
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	159,804
Toledo Edison Co.
6.15%, 05/15/37	100,000	111,266
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	246,095
1.50%, 08/01/30 (a)	300,000	240,414
4.85%, 12/01/48 (a)	125,000	120,521
4.00%, 06/15/50 (a)	100,000	85,071
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	42,031
3.50%, 03/15/29 (a)	750,000	719,227
2.95%, 03/15/30 (a)	150,000	136,845
3.90%, 09/15/42 (a)	115,000	101,362
3.65%, 04/15/45 (a)	100,000	82,862
4.00%, 04/01/48 (a)	250,000	220,770
3.25%, 10/01/49 (a)	150,000	117,431
2.63%, 03/15/51 (a)	250,000	175,438
3.90%, 04/01/52 (a)	150,000	132,975
Virginia Electric and Power Co.
3.45%, 02/15/24 (a)	250,000	249,720
3.10%, 05/15/25 (a)	200,000	196,986
3.15%, 01/15/26 (a)	250,000	243,202
2.95%, 11/15/26 (a)	200,000	190,946
3.50%, 03/15/27 (a)	600,000	586,638
2.88%, 07/15/29 (a)	150,000	137,390
2.40%, 03/30/32 (a)	175,000	149,902
6.00%, 01/15/36	250,000	276,622
6.00%, 05/15/37	350,000	388,258
8.88%, 11/15/38	150,000	212,391
4.00%, 01/15/43 (a)	250,000	220,215
4.45%, 02/15/44 (a)	250,000	233,210
4.20%, 05/15/45 (a)	50,000	45,121
3.80%, 09/15/47 (a)	300,000	256,947
4.60%, 12/01/48 (a)	250,000	241,465
3.30%, 12/01/49 (a)	300,000	239,976
2.45%, 12/15/50 (a)	450,000	303,160
4.63%, 05/15/52 (a)	175,000	170,128
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	350,000	332,958
1.38%, 10/15/27 (a)	250,000	217,032
1.80%, 10/15/30 (a)	250,000	201,425
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	96,615
1.70%, 06/15/28 (a)	150,000	130,859
4.30%, 10/15/48 (a)	125,000	115,898
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	94,943
3.00%, 07/01/29 (a)	250,000	232,142
3.65%, 04/01/50 (a)	200,000	165,106
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	214,327
4.75%, 11/01/44 (a)	150,000	145,706
3.30%, 09/01/49 (a)	200,000	159,418
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	350,000	336,875
3.30%, 06/01/25 (a)	200,000	196,632
4.00%, 06/15/28 (a)	250,000	245,115
2.60%, 12/01/29 (a)	200,000	175,876
3.40%, 06/01/30 (a)	300,000	276,513
4.60%, 06/01/32 (a)	250,000	248,470
6.50%, 07/01/36	140,000	159,701
3.50%, 12/01/49 (a)	200,000	159,444
		134,669,426
Natural Gas 0.1%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	96,156
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	192,168
1.50%, 01/15/31 (a)	450,000	361,192
5.50%, 06/15/41 (a)	150,000	159,671
4.15%, 01/15/43 (a)	200,000	178,236
4.13%, 10/15/44 (a)	100,000	89,754
4.30%, 10/01/48 (a)	200,000	186,956
4.13%, 03/15/49 (a)	150,000	137,421
3.38%, 09/15/49 (a)	200,000	161,648
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	48,912
1.75%, 10/01/30 (a)	200,000	162,530
5.85%, 01/15/41 (a)	100,000	108,318
4.10%, 09/01/47 (a)	100,000	88,824
National Grid USA
5.80%, 04/01/35	150,000	160,233
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	448,805
3.49%, 05/15/27 (a)	225,000	215,770
2.95%, 09/01/29 (a)	200,000	177,734
3.60%, 05/01/30 (a)	450,000	412,830
1.70%, 02/15/31 (a)	200,000	156,318
5.25%, 02/15/43 (a)	150,000	146,529
4.80%, 02/15/44 (a)	375,000	338,797
5.65%, 02/01/45 (a)	300,000	300,552
4.38%, 05/15/47 (a)	150,000	132,609
3.95%, 03/30/48 (a)	100,000	83,034
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	100,011
1.10%, 03/11/24 (a)	200,000	190,442
2.00%, 05/15/30 (a)	100,000	84,016
4.66%, 02/01/44 (a)	200,000	181,846
4.50%, 11/01/48 (a)	150,000	134,334
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	220,000	204,780
3.64%, 11/01/46 (a)	210,000	167,488
3.35%, 06/01/50 (a)	150,000	112,140
5.05%, 05/15/52 (a)	150,000	147,663
Sempra Energy
3.25%, 06/15/27 (a)	350,000	332,164
3.40%, 02/01/28 (a)	300,000	283,527
3.70%, 04/01/29 (a)	200,000	188,288
3.80%, 02/01/38 (a)	250,000	211,707

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 10/15/39	250,000	264,625
4.00%, 02/01/48 (a)	275,000	228,258
4.13%, 04/01/52 (a)(b)	325,000	261,414
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	49,131
2.60%, 06/15/26 (a)	300,000	284,886
2.95%, 04/15/27 (a)	200,000	189,982
2.55%, 02/01/30 (a)	250,000	221,460
5.13%, 11/15/40	75,000	75,492
3.75%, 09/15/42 (a)	150,000	126,392
4.13%, 06/01/48 (a)	150,000	132,278
4.30%, 01/15/49 (a)	200,000	182,346
3.95%, 02/15/50 (a)	100,000	86,506
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	50,000	49,328
1.75%, 01/15/31 (a)	250,000	197,660
5.88%, 03/15/41 (a)	200,000	210,986
4.40%, 06/01/43 (a)	100,000	87,483
3.95%, 10/01/46 (a)	300,000	246,075
4.40%, 05/30/47 (a)	250,000	219,270
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	202,703
3.80%, 09/29/46 (a)	100,000	79,338
4.15%, 06/01/49 (a)	150,000	125,562
3.18%, 08/15/51 (a)	50,000	35,201
Washington Gas Light Co.
3.80%, 09/15/46 (a)	205,000	176,788
3.65%, 09/15/49 (a)	125,000	105,086
		10,721,653
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	296,685
2.95%, 09/01/27 (a)	100,000	94,045
3.75%, 09/01/28 (a)	250,000	242,097
3.45%, 06/01/29 (a)	150,000	141,272
2.80%, 05/01/30 (a)	200,000	179,538
2.30%, 06/01/31 (a)	200,000	169,480
4.45%, 06/01/32 (a)	250,000	248,650
6.59%, 10/15/37	300,000	349,515
4.30%, 12/01/42 (a)	200,000	185,680
4.00%, 12/01/46 (a)	115,000	100,158
3.75%, 09/01/47 (a)	250,000	209,642
4.20%, 09/01/48 (a)	250,000	225,392
4.15%, 06/01/49 (a)	200,000	177,348
3.45%, 05/01/50 (a)	125,000	99,870
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	140,609
2.70%, 04/15/30 (a)	200,000	175,324
2.40%, 05/01/31 (a)	50,000	41,818
4.28%, 05/01/49 (a)	200,000	175,776
3.35%, 04/15/50 (a)	250,000	189,490
5.30%, 05/01/52 (a)	100,000	101,201
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	119,190
		3,662,780
		149,053,859
Total Corporates (Cost $2,016,419,429)		1,782,122,769

TREASURIES 40.6% OF NET ASSETS
Bonds
6.25%, 08/15/23	2,248,000	2,334,671
7.50%, 11/15/24	1,248,000	1,376,554
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.63%, 02/15/25	1,000,000	1,115,820
6.88%, 08/15/25	1,200,000	1,337,250
6.00%, 02/15/26	1,889,000	2,078,343
6.75%, 08/15/26	1,209,000	1,380,338
6.50%, 11/15/26	1,748,000	1,991,423
6.63%, 02/15/27	1,000,000	1,151,250
6.38%, 08/15/27	1,200,000	1,386,328
6.13%, 11/15/27	2,434,000	2,798,149
5.50%, 08/15/28	1,748,000	1,982,956
5.25%, 11/15/28	2,248,000	2,530,054
5.25%, 02/15/29	474,000	536,027
6.13%, 08/15/29	1,544,000	1,849,181
6.25%, 05/15/30	2,131,000	2,611,640
5.38%, 02/15/31	2,594,000	3,055,246
4.50%, 02/15/36	3,394,000	3,994,049
4.75%, 02/15/37	2,182,000	2,636,811
5.00%, 05/15/37	1,248,000	1,543,328
4.38%, 02/15/38	1,296,000	1,509,536
4.50%, 05/15/38	2,096,000	2,473,280
3.50%, 02/15/39	2,472,000	2,584,785
4.25%, 05/15/39	3,146,000	3,596,763
4.50%, 08/15/39	3,846,000	4,526,261
4.38%, 11/15/39	4,625,000	5,347,295
4.63%, 02/15/40	3,955,000	4,711,394
1.13%, 05/15/40	12,400,000	8,640,281
4.38%, 05/15/40	4,194,000	4,838,172
1.13%, 08/15/40	15,300,000	10,577,320
3.88%, 08/15/40	4,494,000	4,848,605
1.38%, 11/15/40	15,900,000	11,456,695
4.25%, 11/15/40	4,253,000	4,809,545
1.88%, 02/15/41	20,100,000	15,775,359
4.75%, 02/15/41	4,292,000	5,174,207
2.25%, 05/15/41	17,900,000	14,939,508
4.38%, 05/15/41	3,944,000	4,520,810
1.75%, 08/15/41	23,100,000	17,575,852
3.75%, 08/15/41	3,817,000	4,013,814
2.00%, 11/15/41	19,500,000	15,490,312
3.13%, 11/15/41	4,344,000	4,172,276
2.38%, 02/15/42	15,000,000	12,720,703
3.13%, 02/15/42	4,582,000	4,390,487
3.00%, 05/15/42	3,998,000	3,749,374
3.25%, 05/15/42	9,500,000	9,274,375
2.75%, 08/15/42	5,391,000	4,838,423
2.75%, 11/15/42	6,408,000	5,741,668
3.13%, 02/15/43	6,286,000	5,977,102
2.88%, 05/15/43	9,131,000	8,331,324
3.63%, 08/15/43	7,017,000	7,206,130
3.75%, 11/15/43	7,250,000	7,588,145
3.63%, 02/15/44	6,927,000	7,110,457
3.38%, 05/15/44	5,794,000	5,722,933
3.13%, 08/15/44	7,882,000	7,473,737
3.00%, 11/15/44	7,136,000	6,617,525
2.50%, 02/15/45	9,382,000	7,966,637
3.00%, 05/15/45	4,034,000	3,745,317
2.88%, 08/15/45	6,332,000	5,757,173
3.00%, 11/15/45	2,382,000	2,215,632
2.50%, 02/15/46	6,886,000	5,845,031
2.50%, 05/15/46	7,482,000	6,348,009
2.25%, 08/15/46	9,978,000	8,052,558
2.88%, 11/15/46	4,219,000	3,849,178
3.00%, 02/15/47	7,484,000	6,992,863
3.00%, 05/15/47	5,238,000	4,899,576
2.75%, 08/15/47	8,980,000	8,034,294
2.75%, 11/15/47	10,528,000	9,434,075
3.00%, 02/15/48	10,734,000	10,117,634
3.13%, 05/15/48	12,120,000	11,730,834
3.00%, 08/15/48	12,928,000	12,221,000
3.38%, 11/15/48	12,784,000	12,996,734

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/15/49	14,376,000	13,709,987
2.88%, 05/15/49	14,476,000	13,504,525
2.25%, 08/15/49	13,276,000	10,898,766
2.38%, 11/15/49	13,278,000	11,218,873
2.00%, 02/15/50	15,698,000	12,174,535
1.25%, 05/15/50	18,300,000	11,649,094
1.38%, 08/15/50	21,800,000	14,357,344
1.63%, 11/15/50	20,400,000	14,353,313
1.88%, 02/15/51	23,300,000	17,487,742
2.38%, 05/15/51	22,900,000	19,339,766
2.00%, 08/15/51	22,500,000	17,398,828
1.88%, 11/15/51	21,300,000	15,991,641
2.25%, 02/15/52	19,450,000	16,011,301
2.88%, 05/15/52	13,500,000	12,751,172
Notes
0.13%, 08/15/23	12,700,000	12,304,861
2.50%, 08/15/23	13,152,000	13,089,066
0.13%, 08/31/23	20,000,000	19,358,594
1.38%, 08/31/23	8,392,000	8,241,698
2.75%, 08/31/23	7,994,000	7,977,606
0.13%, 09/15/23	12,800,000	12,376,500
0.25%, 09/30/23	20,000,000	19,347,656
1.38%, 09/30/23	8,642,000	8,477,431
2.88%, 09/30/23	9,172,000	9,166,088
0.13%, 10/15/23	13,600,000	13,117,359
0.38%, 10/31/23	19,000,000	18,364,316
1.63%, 10/31/23	7,740,000	7,607,725
2.88%, 10/31/23	9,486,000	9,477,848
0.25%, 11/15/23	15,900,000	15,324,246
2.75%, 11/15/23	18,978,000	18,926,848
0.50%, 11/30/23	20,000,000	19,325,391
2.13%, 11/30/23	9,234,000	9,130,298
2.88%, 11/30/23	7,776,000	7,767,951
0.13%, 12/15/23	14,700,000	14,109,990
0.75%, 12/31/23	18,000,000	17,416,406
2.25%, 12/31/23	8,342,000	8,255,158
2.63%, 12/31/23	8,776,000	8,734,177
0.13%, 01/15/24	14,900,000	14,267,332
0.88%, 01/31/24	18,000,000	17,420,625
2.25%, 01/31/24	8,194,000	8,103,418
2.50%, 01/31/24	10,970,000	10,890,725
0.13%, 02/15/24	19,000,000	18,155,762
2.75%, 02/15/24	16,595,000	16,541,844
1.50%, 02/29/24	16,900,000	16,503,906
2.13%, 02/29/24	6,738,000	6,648,248
2.38%, 02/29/24	9,982,000	9,889,783
0.25%, 03/15/24	18,300,000	17,475,070
2.13%, 03/31/24	12,418,000	12,239,006
2.25%, 03/31/24	16,000,000	15,800,312
0.38%, 04/15/24	14,000,000	13,368,086
2.00%, 04/30/24	7,994,000	7,856,447
2.25%, 04/30/24	10,574,000	10,439,140
2.50%, 04/30/24	15,000,000	14,871,973
0.25%, 05/15/24	15,000,000	14,259,668
2.50%, 05/15/24	19,098,000	18,932,758
2.00%, 05/31/24	12,668,000	12,440,867
2.50%, 05/31/24	16,000,000	15,858,750
0.25%, 06/15/24	15,000,000	14,227,441
1.75%, 06/30/24	11,032,000	10,769,559
2.00%, 06/30/24	7,940,000	7,791,590
3.00%, 06/30/24	14,000,000	14,009,023
0.38%, 07/15/24	13,900,000	13,187,082
1.75%, 07/31/24	10,078,000	9,828,018
2.13%, 07/31/24	6,488,000	6,376,488
0.38%, 08/15/24	17,000,000	16,083,594
2.38%, 08/15/24	17,768,000	17,538,265
1.25%, 08/31/24	9,186,000	8,851,931
1.88%, 08/31/24	7,490,000	7,315,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/15/24	19,000,000	17,934,961
1.50%, 09/30/24	8,982,000	8,690,436
2.13%, 09/30/24	5,784,000	5,678,261
0.63%, 10/15/24	18,500,000	17,530,918
1.50%, 10/31/24	9,480,000	9,160,420
2.25%, 10/31/24	7,038,000	6,920,333
0.75%, 11/15/24	16,800,000	15,931,125
2.25%, 11/15/24	17,870,000	17,575,424
1.50%, 11/30/24	9,480,000	9,147,089
2.13%, 11/30/24	5,988,000	5,865,199
1.00%, 12/15/24	17,000,000	16,191,836
1.75%, 12/31/24	9,982,000	9,675,911
2.25%, 12/31/24	7,988,000	7,841,969
1.13%, 01/15/25	16,000,000	15,260,000
1.38%, 01/31/25	8,696,000	8,341,366
2.50%, 01/31/25	7,488,000	7,390,890
1.50%, 02/15/25	14,000,000	13,457,500
2.00%, 02/15/25	16,486,000	16,068,054
1.13%, 02/28/25	9,998,000	9,517,627
2.75%, 02/28/25	7,890,000	7,835,140
1.75%, 03/15/25	14,000,000	13,537,344
0.50%, 03/31/25	12,200,000	11,387,938
2.63%, 03/31/25	4,724,000	4,677,129
2.63%, 04/15/25	14,000,000	13,849,609
0.38%, 04/30/25	10,900,000	10,117,414
2.88%, 04/30/25	6,986,000	6,957,619
2.13%, 05/15/25	14,880,400	14,519,434
2.75%, 05/15/25	12,500,000	12,405,274
0.25%, 05/31/25	12,700,000	11,720,711
2.88%, 05/31/25	6,788,000	6,760,159
2.88%, 06/15/25	14,000,000	13,945,859
0.25%, 06/30/25	13,500,000	12,431,074
2.75%, 06/30/25	4,988,000	4,949,811
0.25%, 07/31/25	14,100,000	12,947,215
2.88%, 07/31/25	5,386,000	5,362,226
2.00%, 08/15/25	17,168,000	16,638,877
0.25%, 08/31/25	13,900,000	12,730,445
2.75%, 08/31/25	6,236,000	6,181,679
0.25%, 09/30/25	16,300,000	14,893,488
3.00%, 09/30/25	6,682,000	6,673,648
0.25%, 10/31/25	16,800,000	15,312,938
3.00%, 10/31/25	5,688,000	5,680,446
2.25%, 11/15/25	18,072,000	17,606,787
0.38%, 11/30/25	15,600,000	14,251,453
2.88%, 11/30/25	7,682,000	7,637,588
0.38%, 12/31/25	15,800,000	14,399,602
2.63%, 12/31/25	6,486,000	6,397,071
0.38%, 01/31/26	18,100,000	16,458,981
2.63%, 01/31/26	7,938,000	7,825,442
1.63%, 02/15/26	16,672,000	15,854,030
0.50%, 02/28/26	19,000,000	17,321,172
2.50%, 02/28/26	8,476,000	8,315,420
0.75%, 03/31/26	18,000,000	16,537,500
2.25%, 03/31/26	7,086,000	6,886,706
0.75%, 04/30/26	16,300,000	14,944,426
2.38%, 04/30/26	6,084,000	5,939,267
1.63%, 05/15/26	16,285,000	15,437,035
0.75%, 05/31/26	18,500,000	16,928,945
2.13%, 05/31/26	8,388,000	8,104,905
0.88%, 06/30/26	16,000,000	14,690,000
1.88%, 06/30/26	7,984,000	7,637,507
0.63%, 07/31/26	17,500,000	15,872,363
1.88%, 07/31/26	6,284,000	6,003,675
1.50%, 08/15/26	16,724,000	15,709,454
0.75%, 08/31/26	19,000,000	17,295,195
1.38%, 08/31/26	5,986,000	5,595,975
0.88%, 09/30/26	16,200,000	14,797,688
1.63%, 09/30/26	5,990,000	5,651,425

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 10/31/26	17,500,000	16,132,129
1.63%, 10/31/26	7,584,000	7,144,365
2.00%, 11/15/26	14,582,000	13,945,177
1.25%, 11/30/26	18,000,000	16,670,391
1.63%, 11/30/26	7,286,000	6,857,663
1.25%, 12/31/26	18,000,000	16,640,156
1.75%, 12/31/26	5,490,000	5,191,910
1.50%, 01/31/27	23,190,000	21,653,662
2.25%, 02/15/27	13,626,000	13,141,106
1.13%, 02/28/27	4,300,000	3,940,379
1.88%, 02/28/27	15,500,000	14,715,918
0.63%, 03/31/27	6,600,000	5,891,789
2.50%, 03/31/27	16,000,000	15,613,750
0.50%, 04/30/27	10,350,000	9,161,771
2.75%, 04/30/27	15,000,000	14,799,609
2.38%, 05/15/27	15,420,000	14,930,295
0.50%, 05/31/27	6,700,000	5,917,723
2.63%, 05/31/27	14,000,000	13,736,953
0.50%, 06/30/27	11,400,000	10,048,922
3.25%, 06/30/27	15,000,000	15,148,828
0.38%, 07/31/27	13,600,000	11,888,844
2.25%, 08/15/27	13,272,000	12,747,860
0.50%, 08/31/27	11,000,000	9,654,648
0.38%, 09/30/27	15,000,000	13,048,828
0.50%, 10/31/27	14,700,000	12,844,699
2.25%, 11/15/27	14,074,000	13,495,647
0.63%, 11/30/27	14,700,000	12,911,309
0.63%, 12/31/27	17,900,000	15,687,672
0.75%, 01/31/28	18,200,000	16,033,773
2.75%, 02/15/28	18,822,000	18,494,821
1.13%, 02/29/28	18,300,000	16,458,562
1.25%, 03/31/28	17,000,000	15,361,758
1.25%, 04/30/28	18,600,000	16,782,867
2.88%, 05/15/28	18,770,000	18,555,905
1.25%, 05/31/28	18,000,000	16,217,578
1.25%, 06/30/28	15,700,000	14,125,707
1.00%, 07/31/28	17,500,000	15,482,031
2.88%, 08/15/28	18,868,000	18,640,994
1.13%, 08/31/28	16,000,000	14,242,500
1.25%, 09/30/28	17,700,000	15,856,019
1.38%, 10/31/28	15,500,000	13,977,852
3.13%, 11/15/28	16,714,000	16,751,215
1.50%, 11/30/28	15,000,000	13,624,219
1.38%, 12/31/28	15,000,000	13,522,266
1.75%, 01/31/29	11,800,000	10,882,734
2.63%, 02/15/29	14,666,000	14,281,018
1.88%, 02/28/29	12,500,000	11,623,047
2.38%, 03/31/29	12,400,000	11,873,969
2.88%, 04/30/29	11,000,000	10,874,531
2.38%, 05/15/29	15,058,000	14,429,799
2.75%, 05/31/29	12,000,000	11,768,438
3.25%, 06/30/29	12,000,000	12,143,438
1.63%, 08/15/29	13,666,000	12,445,669
1.75%, 11/15/29	9,766,000	8,964,120
1.50%, 02/15/30	17,398,000	15,631,016
0.63%, 05/15/30	24,700,000	20,605,203
0.63%, 08/15/30 (h)	31,900,000	26,454,570
0.88%, 11/15/30 (h)	33,800,000	28,542,516
1.13%, 02/15/31 (h)	33,800,000	29,046,875
1.63%, 05/15/31	34,400,000	30,739,625
1.25%, 08/15/31 (h)	41,500,000	35,728,906
1.38%, 11/15/31	41,300,000	35,827,750
1.88%, 02/15/32 (h)	40,300,000	36,512,430
2.88%, 05/15/32	24,250,000	23,982,871
Total Treasuries (Cost $3,290,927,604)		3,056,749,268

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.3% OF NET ASSETS

Agency 2.0%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	250,000	249,762
2.88%, 03/13/23	650,000	650,949
1.50%, 02/12/25	700,000	672,273
0.38%, 09/17/25	500,000	458,035
0.50%, 02/02/26	500,000	455,080
		2,486,099
Canada 0.0%
Export Development Canada
2.75%, 03/15/23	450,000	450,009
2.63%, 02/21/24	240,000	238,426
		688,435
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	249,767
3.54%, 11/08/27	250,000	248,038
		497,805
Germany 0.3%
FMS Wertmanagement
2.75%, 03/06/23 (i)	275,000	274,989
2.75%, 01/30/24 (i)	700,000	696,703
Kreditanstalt Fuer Wiederaufbau
2.00%, 10/04/22 (i)	750,000	749,602
2.38%, 12/29/22 (i)	900,000	898,758
2.13%, 01/17/23 (i)	400,000	398,920
2.63%, 02/28/24 (i)	1,700,000	1,688,695
0.25%, 03/08/24 (i)	1,500,000	1,431,780
1.38%, 08/05/24 (i)	1,400,000	1,353,478
0.50%, 09/20/24 (i)	2,000,000	1,891,500
2.50%, 11/20/24 (i)	2,200,000	2,171,488
1.25%, 01/31/25 (i)	1,750,000	1,671,740
0.38%, 07/18/25 (i)	1,550,000	1,427,488
0.63%, 01/22/26 (i)	1,750,000	1,602,597
1.00%, 10/01/26 (i)	1,000,000	916,160
2.88%, 04/03/28 (i)	1,100,000	1,083,093
1.75%, 09/14/29 (i)	700,000	637,770
0.75%, 09/30/30 (i)	700,000	580,489
0.00%, 04/18/36 (i)(j)	250,000	158,570
0.00%, 06/29/37 (i)(j)	850,000	511,369
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	550,000	550,858
2.00%, 01/13/25 (i)	1,150,000	1,120,744
2.38%, 06/10/25 (i)	600,000	587,244
0.88%, 03/30/26 (i)	500,000	459,485
1.75%, 07/27/26 (i)	500,000	473,575
2.50%, 11/15/27 (i)	500,000	482,310
0.88%, 09/03/30 (i)	750,000	627,563
		24,446,968
Japan 0.2%
Japan Bank for International Cooperation
2.38%, 11/16/22	500,000	499,810
0.63%, 05/22/23	250,000	245,190
3.25%, 07/20/23	800,000	801,920

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 09/15/23	150,000	145,350
3.38%, 10/31/23	350,000	351,312
2.50%, 05/23/24	1,150,000	1,135,360
1.75%, 10/17/24	300,000	290,820
2.50%, 05/28/25	200,000	195,890
0.63%, 07/15/25	700,000	646,870
1.88%, 07/21/26	350,000	330,838
2.25%, 11/04/26	1,400,000	1,338,414
2.88%, 06/01/27	1,450,000	1,416,157
2.88%, 07/21/27	650,000	634,166
2.75%, 11/16/27	700,000	676,501
3.25%, 07/20/28	400,000	397,360
3.50%, 10/31/28	350,000	350,483
2.13%, 02/16/29	400,000	369,444
2.00%, 10/17/29	700,000	636,125
1.25%, 01/21/31	250,000	210,833
1.88%, 04/15/31	1,250,000	1,103,562
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	190,306
2.75%, 04/27/27	200,000	193,868
1.00%, 07/22/30	370,000	306,497
1.75%, 04/28/31	350,000	304,924
		12,772,000
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	450,000	446,107
3.70%, 03/01/24	550,000	552,942
3.25%, 11/10/24	150,000	149,304
2.88%, 04/06/25 (a)	450,000	442,251
1.75%, 01/22/26 (a)	250,000	233,338
3.00%, 04/06/27 (a)	150,000	144,506
7.25%, 09/23/27	50,000	57,205
3.63%, 09/10/28 (a)	250,000	244,787
3.13%, 04/06/30 (a)	450,000	417,460
2.38%, 05/22/30 (a)	250,000	219,643
3.63%, 04/06/40 (a)	200,000	176,306
4.25%, 11/23/41	200,000	189,284
3.95%, 05/15/43	300,000	268,893
4.80%, 11/08/43	260,000	261,251
3.25%, 11/18/49 (a)	350,000	279,853
3.70%, 04/06/50 (a)	450,000	389,142
		4,472,272
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	442,665
1.25%, 01/18/25	300,000	283,896
2.88%, 01/21/25	700,000	689,864
1.88%, 02/12/25	200,000	192,050
3.25%, 11/10/25	750,000	743,182
2.63%, 05/26/26	250,000	242,185
3.25%, 08/12/26	200,000	198,046
1.13%, 12/29/26	550,000	495,973
1.63%, 01/18/27	300,000	275,625
2.38%, 04/21/27	250,000	236,950
1.25%, 09/21/30	700,000	578,284
2.13%, 01/18/32	350,000	302,271
Korea Development Bank
3.75%, 01/22/24	300,000	302,247
0.40%, 03/09/24	200,000	190,650
2.13%, 10/01/24	350,000	340,889
3.38%, 09/16/25	500,000	498,040
3.00%, 01/13/26	200,000	196,936
0.80%, 07/19/26	400,000	359,512
1.00%, 09/09/26	250,000	225,810
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 09/12/26	350,000	329,553
1.63%, 01/19/31	450,000	379,728
2.00%, 10/25/31	250,000	213,518
		7,717,874
Sweden 0.0%
Svensk Exportkredit AB
2.88%, 03/14/23	200,000	200,124
0.75%, 04/06/23	600,000	591,108
0.50%, 11/10/23	500,000	483,295
1.75%, 12/12/23	500,000	491,165
0.38%, 03/11/24	500,000	477,530
0.38%, 07/30/24	350,000	331,405
0.63%, 10/07/24	200,000	189,152
0.63%, 05/14/25	500,000	465,210
0.50%, 08/26/25	300,000	275,877
2.25%, 03/22/27	350,000	334,176
		3,839,042
		56,920,495
U.S. 1.3%
Fannie Mae
0.25%, 07/10/23	3,000,000	2,914,590
2.88%, 09/12/23	3,000,000	3,000,030
0.25%, 11/27/23	2,000,000	1,927,480
2.50%, 02/05/24	4,500,000	4,469,040
1.63%, 01/07/25	1,000,000	965,950
0.50%, 06/17/25	2,500,000	2,319,875
0.38%, 08/25/25	3,500,000	3,216,220
0.50%, 11/07/25	4,000,000	3,672,640
2.13%, 04/24/26	6,000,000	5,796,360
0.75%, 10/08/27	5,000,000	4,433,600
7.13%, 01/15/30	527,000	662,660
7.25%, 05/15/30	1,000,000	1,272,790
0.88%, 08/05/30	1,000,000	827,600
6.63%, 11/15/30	2,700,000	3,337,902
5.63%, 07/15/37	1,500,000	1,833,240
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,000,000	967,420
0.25%, 02/26/24	800,000	765,928
3.10%, 06/28/24	2,000,000	2,001,460
Federal Home Loan Banks
2.50%, 02/13/24	1,600,000	1,588,640
2.13%, 02/28/24	1,500,000	1,479,450
2.88%, 06/14/24	1,075,000	1,070,980
1.50%, 08/15/24	2,000,000	1,940,820
5.38%, 08/15/24	1,750,000	1,830,780
0.50%, 04/14/25	2,000,000	1,865,540
0.50%, 06/13/25	2,000,000	1,856,360
0.38%, 09/04/25	1,000,000	919,600
3.25%, 11/16/28	5,000,000	5,026,250
5.50%, 07/15/36	400,000	483,260
Freddie Mac
0.25%, 08/24/23	6,000,000	5,819,700
0.25%, 09/08/23	3,000,000	2,907,300
0.13%, 10/16/23	3,000,000	2,894,610
0.25%, 11/06/23	2,500,000	2,412,525
0.25%, 12/04/23	3,000,000	2,887,170
1.50%, 02/12/25	5,000,000	4,808,000
0.38%, 07/21/25	3,000,000	2,766,840
0.38%, 09/23/25	3,000,000	2,752,260
6.75%, 09/15/29	500,000	615,540
6.75%, 03/15/31	1,564,000	1,961,068
6.25%, 07/15/32	700,000	869,218

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,989,760
6.75%, 11/01/25	488,000	544,086
2.88%, 02/01/27	500,000	494,015
5.25%, 09/15/39	750,000	854,393
4.63%, 09/15/60	100,000	113,089
		97,136,039
		154,056,534

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	810,000	881,863
Province of Alberta
3.35%, 11/01/23	646,000	647,964
2.95%, 01/23/24	500,000	498,825
1.88%, 11/13/24	700,000	679,273
1.00%, 05/20/25	200,000	188,002
3.30%, 03/15/28	750,000	744,247
1.30%, 07/22/30	850,000	722,330
Province of British Columbia
1.75%, 09/27/24	500,000	486,045
2.25%, 06/02/26	500,000	481,285
0.90%, 07/20/26	600,000	546,288
1.30%, 01/29/31 (e)	750,000	634,057
Province of Manitoba
2.60%, 04/16/24	250,000	247,805
3.05%, 05/14/24	250,000	249,550
2.13%, 06/22/26	300,000	286,197
1.50%, 10/25/28	250,000	222,770
Province of New Brunswick
3.63%, 02/24/28	100,000	101,203
Province of Ontario
3.40%, 10/17/23	800,000	803,304
3.05%, 01/29/24	1,100,000	1,099,901
3.20%, 05/16/24	550,000	550,385
0.63%, 01/21/26	750,000	683,805
1.05%, 04/14/26	750,000	690,465
2.50%, 04/27/26	600,000	582,276
2.30%, 06/15/26	550,000	529,249
1.05%, 05/21/27	400,000	358,352
2.00%, 10/02/29	400,000	362,932
1.13%, 10/07/30	500,000	417,455
1.60%, 02/25/31	500,000	430,535
1.80%, 10/14/31	500,000	432,235
Province of Quebec
7.50%, 07/15/23	150,000	156,867
7.13%, 02/09/24	500,000	529,840
2.50%, 04/09/24	200,000	197,818
2.88%, 10/16/24	600,000	596,970
1.50%, 02/11/25	900,000	863,721
0.60%, 07/23/25	1,050,000	970,725
2.50%, 04/20/26	300,000	291,501
2.75%, 04/12/27	500,000	487,585
7.50%, 09/15/29	468,000	584,111
1.35%, 05/28/30	400,000	342,736
1.90%, 04/21/31	300,000	265,329
		19,845,801
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	136,610
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	234,099
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	480,000	557,606
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	362,814
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	639,685
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	417,388
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	487,625
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	1,605,899
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	1,905,081
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,232,296
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	803,773
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	92,706
Series B
2.72%, 11/01/52	400,000	299,274
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	179,884
Series C
4.47%, 01/01/49	150,000	150,891
Series C
4.57%, 01/01/54	50,000	50,791
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	528,175
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	240,235
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	101,484
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	240,570
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	96,235
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	173,877
RB Series 2012
4.43%, 02/01/42	200,000	202,185
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	197,117

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
3.30%, 11/01/39 (a)	250,000	212,875
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	493,037
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	209,424
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	112,815
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	415,420
Series D
2.66%, 09/01/39	144,059	121,635
Series D
2.81%, 09/01/43	150,000	119,391
Series H
2.90%, 09/01/49	300,000	236,056
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	226,448
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	785,836
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	448,416
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	57,568
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	125,895
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	272,986
Series B
6.00%, 12/01/44	300,000	363,997
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	171,315
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	130,016
Series A
3.14%, 11/01/45	20,000	16,590
Series C
3.09%, 11/01/40 (a)	160,000	133,819
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	368,368
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	118,028
District of Columbia
Series E
5.59%, 12/01/34	350,000	391,542
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	182,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	59,281
Florida State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	327,315
Series A
1.71%, 07/01/27	350,000	318,535
Series A
2.15%, 07/01/30	350,000	304,589
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	86,461
Series A
3.92%, 01/15/53 (a)	100,000	86,944
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	175,000	156,412
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	221,936
Series B
3.24%, 10/01/52 (a)	300,000	241,227
Illinois
4.95%, 06/01/23	150,000	151,140
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	159,617
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	133,333
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,745,000	2,759,406
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	101,327
Series B
4.53%, 01/01/35	200,000	205,900
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	117,532
GO Bonds Series 2020
1.61%, 08/01/28	125,000	112,588
GO Bonds Series 2020
1.81%, 08/01/30	200,000	171,034
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	296,297
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	324,261
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	324,546
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	250,891
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	535,836
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	79,403
RB Series D
3.20%, 07/01/50	100,000	75,712
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	429,961

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.40%, 10/15/40 (a)	100,000	84,718
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	400,000	404,218
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	472,219
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	789,815
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	289,689
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	302,797
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	189,814
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	67,338
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	147,000	174,420
RB (Build America Bonds) Series A
6.64%, 04/01/57	240,000	282,850
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	581,916
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	650,000	682,345
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	58,161
RB Series 2019B
4.13%, 06/15/42	250,000	223,673
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	664,504
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,099,903
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	496,087
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	297,857
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	349,484
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	301,798
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	223,154
RB Series 2009F
5.63%, 03/15/39	200,000	218,574
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series B
3.14%, 07/01/43	200,000	167,954
Series F
3.11%, 02/15/39	200,000	172,000
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	129,933
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	201,524
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	455,843
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	704,443
Series A
3.80%, 12/01/46	75,000	69,654
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	78,026
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	534,534
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	527,239
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	270,674
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	225,987
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	690,570
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,121,026
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	211,560
RB Series AAA
1.09%, 07/01/23	300,000	294,455
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	123,755
6.58%, 05/15/49	200,000	249,093
Series N
3.01%, 05/15/50 (a)	200,000	151,032
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	238,544
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	114,044
Series R
3.27%, 05/01/43	100,000	84,219
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	176,491
RB Series B
3.82%, 01/01/48	250,000	215,447
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	79,456

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	371,765
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	433,000
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	750,000	681,392
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	163,266
State of California
2.38%, 10/01/26	175,000	168,115
7.63%, 03/01/40	100,000	135,143
GO Bonds
7.60%, 11/01/40	300,000	416,149
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	164,783
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	141,682
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	527,646
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	856,669
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	307,634
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	262,495
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	138,399
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	346,082
RB Series 2013AJ
4.60%, 05/15/31	250,000	256,509
RB Series 2015AQ
4.77%, 05/15/15	300,000	278,133
RB Series AD
4.86%, 05/15/12	400,000	377,887
RB Series AS
5.95%, 05/15/45	250,000	287,659
RB Series BG
1.61%, 05/15/30 (a)	250,000	209,179
RB Series BJ
3.07%, 05/15/51 (a)	250,000	182,163
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	197,413
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	180,174
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	53,893
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	271,732
Series B
2.58%, 11/01/51 (a)	300,000	217,701
Series C
4.18%, 09/01/17 (a)	150,000	128,610
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	525,439
GO (Build America Bonds) Series D
4.55%, 07/01/24	205,000	208,365
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	201,708
Wisconsin
RB Series A
5.70%, 05/01/26	525,000	554,981
		49,470,000
		69,315,801

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,050,000	1,013,901
0.75%, 05/19/26	250,000	228,293
		1,242,194
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	195,596
3.13%, 01/21/26	400,000	386,860
2.75%, 01/31/27 (a)	500,000	467,975
3.24%, 02/06/28 (a)	750,000	707,572
2.45%, 01/31/31 (a)	650,000	555,770
2.55%, 01/27/32 (a)	600,000	510,840
2.55%, 07/27/33 (a)	500,000	409,260
3.50%, 01/31/34 (a)	500,000	445,415
3.10%, 05/07/41 (a)	400,000	305,880
4.34%, 03/07/42 (a)	250,000	223,490
3.63%, 10/30/42	100,000	80,542
3.86%, 06/21/47	450,000	376,470
3.50%, 01/25/50 (a)	850,000	656,038
4.00%, 01/31/52 (a)	350,000	290,875
3.10%, 01/22/61 (a)	800,000	542,696
3.25%, 09/21/71 (a)	350,000	234,220
		6,389,499
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	550,000	561,467
5.38%, 03/25/24	600,000	612,516
7.63%, 03/29/41	400,000	462,832
		1,636,815
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	450,000	430,150
4.10%, 04/24/28	250,000	246,158
4.75%, 02/11/29	400,000	404,116
3.40%, 09/18/29	400,000	372,120
2.85%, 02/14/30	400,000	356,888

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 10/15/30	550,000	523,446
1.85%, 03/12/31 (e)	400,000	324,504
3.55%, 03/31/32 (a)	350,000	318,118
4.35%, 01/11/48	700,000	611,569
5.35%, 02/11/49	300,000	295,464
3.70%, 10/30/49	200,000	161,170
3.50%, 02/14/50	650,000	514,332
4.20%, 10/15/50	750,000	646,020
3.05%, 03/12/51	350,000	266,823
4.45%, 04/15/70	450,000	385,137
3.35%, 03/12/71	200,000	141,308
		5,997,323
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	300,000	292,371
3.25%, 01/17/28	300,000	293,241
2.50%, 01/15/30	500,000	459,350
2.75%, 07/03/30	500,000	465,430
4.50%, 01/30/43	700,000	692,160
4.13%, 01/17/48	250,000	231,330
3.38%, 01/15/50	600,000	487,728
3.88%, 07/03/50	650,000	573,118
4.50%, 04/03/20	300,000	273,018
		3,767,746
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,300,000	1,351,987
2.38%, 10/17/24	1,400,000	1,356,572
2.88%, 10/17/29	700,000	619,213
5.38%, 06/15/33	604,000	635,354
4.00%, 10/17/49	800,000	668,192
Republic of Italy Government International Bond
1.25%, 02/17/26	800,000	715,376
3.88%, 05/06/51	800,000	646,312
		5,993,006
Mexico 0.2%
Mexico Government International Bond
3.60%, 01/30/25	650,000	646,548
3.90%, 04/27/25 (a)	200,000	200,038
4.13%, 01/21/26	700,000	700,742
4.15%, 03/28/27	800,000	789,416
3.75%, 01/11/28	650,000	622,876
4.50%, 04/22/29	1,050,000	1,021,597
3.25%, 04/16/30 (a)(e)	1,000,000	880,970
2.66%, 05/24/31 (a)	1,050,000	864,559
8.30%, 08/15/31	350,000	437,371
4.75%, 04/27/32 (a)(e)	850,000	816,229
7.50%, 04/08/33	250,000	299,160
6.75%, 09/27/34	650,000	714,181
6.05%, 01/11/40	1,050,000	1,031,310
4.28%, 08/14/41 (a)	750,000	593,663
4.75%, 03/08/44	1,200,000	996,156
5.55%, 01/21/45	1,000,000	918,270
4.60%, 01/23/46	800,000	639,256
4.35%, 01/15/47	450,000	343,796
4.60%, 02/10/48	800,000	634,304
4.50%, 01/31/50 (a)	925,000	720,566
5.00%, 04/27/51 (a)	850,000	704,480
3.77%, 05/24/61 (a)	1,050,000	681,523
5.75%, 10/12/10	950,000	797,126
		16,054,137
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	450,000	450,068
3.75%, 03/16/25 (a)	600,000	593,796
7.13%, 01/29/26	350,000	379,897
8.88%, 09/30/27	200,000	235,886
3.88%, 03/17/28 (a)	400,000	382,144
9.38%, 04/01/29	300,000	367,191
3.16%, 01/23/30 (a)	600,000	534,516
2.25%, 09/29/32 (a)	750,000	587,250
6.70%, 01/26/36	750,000	812,055
4.50%, 05/15/47	500,000	413,865
4.50%, 04/16/50 (a)	950,000	778,458
4.30%, 04/29/53	600,000	474,150
4.50%, 04/01/56 (a)	800,000	640,472
3.87%, 07/23/60 (a)	525,000	375,044
4.50%, 01/19/63 (a)	250,000	194,293
		7,219,085
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	541,240
2.39%, 01/23/26 (a)	150,000	139,635
4.13%, 08/25/27	500,000	490,655
2.84%, 06/20/30	650,000	567,651
2.78%, 01/23/31 (a)	1,250,000	1,065,562
1.86%, 12/01/32 (a)	425,000	324,233
8.75%, 11/21/33	450,000	571,405
3.00%, 01/15/34 (a)	500,000	411,360
6.55%, 03/14/37	350,000	382,585
3.30%, 03/11/41 (a)	450,000	339,903
5.63%, 11/18/50	900,000	936,135
3.55%, 03/10/51 (a)	400,000	299,568
2.78%, 12/01/60 (a)	650,000	403,260
3.60%, 01/15/72 (a)	350,000	237,045
3.23%, 07/28/21 (a)	250,000	154,310
		6,864,547
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	555,841
9.50%, 10/21/24	100,000	112,899
10.63%, 03/16/25	300,000	353,478
5.50%, 03/30/26	400,000	419,036
3.00%, 02/01/28	850,000	810,373
3.75%, 01/14/29	600,000	584,076
9.50%, 02/02/30	725,000	937,867
2.46%, 05/05/30	350,000	305,932
7.75%, 01/14/31	550,000	664,488
1.65%, 06/10/31	400,000	321,664
6.38%, 01/15/32	350,000	391,377
6.38%, 10/23/34	700,000	786,604
5.00%, 01/13/37	500,000	499,555
3.95%, 01/20/40	925,000	805,379
3.70%, 03/01/41	500,000	414,350
3.70%, 02/02/42	900,000	745,029
2.95%, 05/05/45	600,000	430,560
2.65%, 12/10/45	700,000	482,006
4.20%, 03/29/47	100,000	87,239
		9,707,753

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.0%
Poland Government International Bond
4.00%, 01/22/24	700,000	700,980
3.25%, 04/06/26	644,000	626,419
		1,327,399
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	300,000	302,835
2.75%, 01/19/27	450,000	438,534
3.50%, 09/20/28	200,000	200,326
2.50%, 06/19/29	350,000	331,723
1.00%, 09/16/30	200,000	166,776
1.75%, 10/15/31	200,000	175,104
4.13%, 06/10/44	400,000	419,100
3.88%, 09/20/48	200,000	202,108
		2,236,506
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	404,612
4.38%, 10/27/27	550,000	558,354
4.38%, 01/23/31 (a)	700,000	710,080
7.63%, 03/21/36	300,000	376,086
4.13%, 11/20/45	250,000	229,853
5.10%, 06/18/50	1,200,000	1,204,836
4.98%, 04/20/55	800,000	788,464
		4,272,285
		72,708,295

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	750,000	749,302
0.75%, 04/03/23	450,000	442,940
3.00%, 09/20/23	450,000	449,901
0.88%, 07/22/26	800,000	730,176
Asian Development Bank
1.75%, 09/13/22	925,000	924,556
1.63%, 01/24/23	400,000	397,600
0.25%, 07/14/23	750,000	730,350
0.25%, 10/06/23	750,000	725,257
2.63%, 01/30/24	695,000	690,684
0.38%, 06/11/24	1,150,000	1,092,316
1.50%, 10/18/24	1,625,000	1,569,474
2.00%, 01/22/25	1,650,000	1,606,638
0.63%, 04/29/25	1,050,000	980,395
0.38%, 09/03/25	750,000	688,410
0.50%, 02/04/26	1,050,000	956,434
1.00%, 04/14/26	500,000	461,900
2.00%, 04/24/26	500,000	479,180
2.63%, 01/12/27	1,000,000	978,440
1.50%, 01/20/27	1,000,000	930,720
2.50%, 11/02/27	1,188,000	1,149,390
2.75%, 01/19/28	250,000	244,435
1.25%, 06/09/28	250,000	223,750
5.82%, 06/16/28	300,000	341,298
1.88%, 03/15/29	500,000	460,705
1.75%, 09/19/29	1,150,000	1,043,740
1.88%, 01/24/30	1,000,000	911,760
0.75%, 10/08/30	1,150,000	950,302
1.50%, 03/04/31	500,000	436,785
Asian Infrastructure Investment Bank
0.25%, 09/29/23	600,000	579,642
2.25%, 05/16/24	950,000	934,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 10/30/24	750,000	705,990
0.50%, 05/28/25	950,000	877,847
0.50%, 01/27/26	1,225,000	1,110,168
Corp. Andina de Fomento
2.38%, 05/12/23	400,000	396,656
3.75%, 11/23/23	250,000	251,320
1.63%, 09/23/25	500,000	469,025
Council of Europe Development Bank
0.25%, 06/10/23	200,000	195,018
0.25%, 10/20/23	400,000	385,908
2.50%, 02/27/24	315,000	312,338
1.38%, 02/27/25	350,000	334,894
0.88%, 09/22/26	300,000	273,342
Essential Utilities, Inc.
1.48%, 10/06/26 (c)	125,000	113,480
European Bank for Reconstruction & Development
0.25%, 07/10/23	500,000	487,135
1.63%, 09/27/24	300,000	290,949
1.50%, 02/13/25	500,000	480,205
0.50%, 05/19/25	750,000	696,435
0.50%, 11/25/25	950,000	869,126
0.50%, 01/28/26	850,000	773,678
European Investment Bank
2.50%, 03/15/23	300,000	299,298
1.38%, 05/15/23	1,000,000	987,370
2.88%, 08/15/23	1,400,000	1,398,656
0.25%, 09/15/23	1,250,000	1,210,175
3.13%, 12/14/23	1,050,000	1,051,449
3.25%, 01/29/24	1,650,000	1,655,412
2.63%, 03/15/24	1,600,000	1,589,008
2.25%, 06/24/24	450,000	443,025
2.50%, 10/15/24	500,000	493,925
1.88%, 02/10/25	1,100,000	1,067,462
1.63%, 03/14/25	1,300,000	1,251,679
0.63%, 07/25/25	900,000	835,488
0.38%, 03/26/26	1,450,000	1,309,118
2.13%, 04/13/26	800,000	771,856
0.75%, 10/26/26	500,000	452,240
1.38%, 03/15/27	1,000,000	923,170
2.38%, 05/24/27	617,000	596,041
1.75%, 03/15/29	750,000	686,422
1.63%, 10/09/29	500,000	450,960
0.88%, 05/17/30	255,000	214,430
0.75%, 09/23/30	500,000	415,290
1.25%, 02/14/31 (e)	1,400,000	1,201,186
1.63%, 05/13/31	500,000	443,375
4.88%, 02/15/36	750,000	874,200
Inter-American Development Bank
0.50%, 05/24/23	300,000	293,709
3.00%, 10/04/23	850,000	849,847
0.25%, 11/15/23	750,000	722,497
2.63%, 01/16/24	1,150,000	1,142,881
3.00%, 02/21/24	750,000	749,377
0.50%, 09/23/24	250,000	236,348
2.13%, 01/15/25	1,400,000	1,367,800
1.75%, 03/14/25	1,350,000	1,303,600
0.88%, 04/03/25	650,000	612,320
0.63%, 07/15/25	600,000	556,992
0.88%, 04/20/26	1,250,000	1,148,137
2.00%, 06/02/26	550,000	526,526
2.00%, 07/23/26	500,000	478,130
2.38%, 07/07/27	1,200,000	1,156,392
0.63%, 09/16/27	750,000	659,048
1.13%, 07/20/28	750,000	665,408
3.13%, 09/18/28	1,700,000	1,693,676
2.25%, 06/18/29	1,400,000	1,317,050

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/13/31	550,000	466,582
3.88%, 10/28/41	150,000	153,401
3.20%, 08/07/42	200,000	185,416
4.38%, 01/24/44	450,000	497,781
International Bank for Reconstruction & Development
1.88%, 10/07/22	250,000	249,768
3.00%, 09/27/23	1,560,000	1,559,922
2.50%, 03/19/24	1,450,000	1,436,892
1.50%, 08/28/24	1,700,000	1,646,263
2.50%, 11/25/24	1,400,000	1,382,374
1.63%, 01/15/25	1,450,000	1,399,859
0.75%, 03/11/25	1,650,000	1,551,742
0.63%, 04/22/25	2,700,000	2,523,042
0.38%, 07/28/25	150,000	138,078
2.50%, 07/29/25	1,850,000	1,816,071
0.50%, 10/28/25	2,000,000	1,835,500
3.13%, 11/20/25	450,000	450,086
0.88%, 07/15/26	750,000	686,257
1.88%, 10/27/26	250,000	237,410
2.50%, 11/22/27	200,000	193,452
0.75%, 11/24/27	1,850,000	1,630,072
1.38%, 04/20/28	1,500,000	1,356,270
1.13%, 09/13/28	1,000,000	884,610
1.75%, 10/23/29	950,000	862,077
0.88%, 05/14/30	2,300,000	1,933,104
0.75%, 08/26/30	1,200,000	993,708
1.25%, 02/10/31	1,000,000	856,080
1.63%, 11/03/31	750,000	656,078
2.50%, 03/29/32	1,000,000	942,680
4.75%, 02/15/35	450,000	511,223
International Finance Corp.
2.00%, 10/24/22	350,000	349,640
2.88%, 07/31/23	500,000	499,480
1.38%, 10/16/24	750,000	723,045
0.38%, 07/16/25	500,000	460,825
0.75%, 08/27/30	750,000	621,818
Nordic Investment Bank
1.38%, 10/17/22	200,000	199,550
0.38%, 05/19/23	400,000	391,204
2.88%, 07/19/23	450,000	450,014
2.25%, 05/21/24	200,000	196,988
2.63%, 04/04/25	400,000	395,392
0.38%, 09/11/25	400,000	367,036
0.50%, 01/21/26	250,000	227,933
		101,903,806
Total Government Related (Cost $431,520,608)		397,984,436

SECURITIZED 30.1% OF NET ASSETS

Asset-Backed Securities 0.2%
Automobile 0.0%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	1,977,785
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	962,353	963,169
		2,940,954
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2019-3, Class A
2.00%, 04/15/25 (a)	630,000	629,379
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,190,989
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,299,658
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,891,659
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	4,808,262
Discover Card Execution Note Trust
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,098,277
		15,918,224
		18,859,178

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	964,305
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	583,312
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	967,633
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	746,964
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	615,358
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,132,205
BBCMS Mortgage Trust 2022-C15
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,979,648
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,740,303
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,388,919
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,556,475
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	966,240
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,559,973
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,689,640
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,671,908
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,254,012
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	966,010
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,559,138

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	614,976
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	989,403
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	206,400
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,276,244
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	581,076
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,373,271
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	488,507
COMM Mortgage Trust
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	134,623	134,289
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,864	448,974
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	340,734
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	239,315
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	186,190	185,730
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	415,134	409,101
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	176,653	175,978
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,855,386	1,820,136
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,592	170,903
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	398,109
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,831,273
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	732,796
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	393,357
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	433,248
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	492,730
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,239,164	1,231,903
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,656,470
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	98,343
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,285,638
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	295,231
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,047,434
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	98,184
Fannie Mae
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(k)	116,558	114,210
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	460,533	452,039
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	326	326
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)	1,160	1,159
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,580,991	2,497,927
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	98,685
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	746,391
Series K045, Class A2
3.02%, 01/25/25 (a)	368,735	366,735
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	915,922
Series K048, Class A2
3.28%, 06/25/25 (a)(k)	838,000	835,910
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	938,998
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	294,114
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	733,062
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	730,716
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	520,000	519,938
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	258,350
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	106,384
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	307,090
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,750,104
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,505,192
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,264,421
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,210,095
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,172,987
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	925,514
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,611,314
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	609,445
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	762,310
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,093,675
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	499,983
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,370,310
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,753,300
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	832,337
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,728,716
Series K727, Class A2
2.95%, 07/25/24 (a)	1,747,969	1,728,548
Series K728, Class A2
3.06%, 08/25/24 (a)(k)	1,670,285	1,659,064

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K731, Class A2
3.60%, 02/25/25 (a)(k)	298,961	299,811
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,500,000	1,511,615
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	97,571
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	250,000	248,021
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.17%, 07/10/46 (a)(k)	649,000	649,728
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	700,808
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	353,055
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,177,908
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	633,446	617,501
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	588,713
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,953,513
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	982,222
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,132,524
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4
4.21%, 07/15/46 (a)(k)	180,000	179,424
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(k)	1,000,000	994,804
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	79,514
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	268,507
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	91,522
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	615,956	609,641
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	393,300
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	240,121
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,255,536
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,543,634
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,485,239
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	965,349
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	454,173
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(k)	640,000	636,724
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	694,939	687,263
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	993,376	956,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	712,036
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,268,747	1,247,235
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,482,176
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,344,838
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,963,199
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	142,814
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,500,927
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,921,428
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,492,553
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,252,344
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	963,787
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,671,685
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,970,616
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	490,501
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,319,920
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	739,136
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	671,431
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,526,781
WFRBS Commercial Mortgage Trust
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	615,521	605,975
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	542,605
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(k)	520,000	518,489
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	99,600
		154,521,530

Mortgage-Backed Securities Pass-Through 27.8%
Fannie Mae
5.50%, 06/01/24 to 11/01/48 (a)	4,609,529	4,916,439
4.50%, 12/01/24 to 07/01/50 (a)	25,908,506	26,570,751
3.50%, 10/01/25 to 08/01/51 (a)	88,791,386	87,156,139
3.00%, 12/01/25 to 05/01/52 (a)	139,013,289	132,487,609
4.00%, 02/01/26 to 08/01/50 (a)	59,692,074	60,009,648
2.50%, 07/01/27 to 05/01/52 (a)	214,594,422	196,059,071
2.00%, 04/01/28 to 05/01/52 (a)	321,320,608	284,136,783
5.00%, 09/01/33 to 11/01/49 (a)	8,675,172	9,063,484
6.50%, 08/01/34 to 05/01/40 (a)	523,397	574,881
6.00%, 04/01/35 to 07/01/41 (a)	2,021,563	2,197,227

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 09/01/35 to 11/01/51 (a)	65,087,878	56,980,315
1.00%, 03/01/36 to 07/01/36 (a)	1,507,393	1,320,596
Freddie Mac
2.00%, 08/01/23 to 04/01/52 (a)	299,352,864	263,775,468
5.50%, 05/01/24 to 08/01/41 (a)	2,223,130	2,376,379
3.50%, 01/01/26 to 09/01/51 (a)	53,218,627	52,183,528
4.00%, 04/01/26 to 07/01/50 (a)	31,003,639	31,163,754
3.00%, 08/01/26 to 05/01/52 (a)	93,300,552	88,850,333
2.50%, 04/01/27 to 05/01/52 (a)	179,929,746	163,819,799
6.00%, 07/01/33 to 07/01/40 (a)	1,522,091	1,653,210
5.00%, 11/01/33 to 12/01/49 (a)	5,535,698	5,812,273
6.50%, 12/01/33 to 09/01/39 (a)	196,228	216,974
4.50%, 05/01/34 to 08/01/49 (a)	11,035,919	11,319,568
1.50%, 08/01/35 to 08/01/51 (a)	73,890,600	63,948,846
1.00%, 10/01/36 (a)	560,699	491,354
Ginnie Mae
3.00%, 01/20/27 to 04/20/52 (a)	85,624,991	81,886,544
2.50%, 03/20/27 to 04/20/52 (a)	109,764,089	101,061,952
3.50%, 09/20/32 to 06/20/51 (a)	63,551,995	62,582,373
5.00%, 03/20/33 to 02/20/48 (a)	4,569,415	4,833,045
5.50%, 10/20/33 to 11/20/44 (a)	651,404	701,386
2.00%, 04/20/36 to 04/20/52 (a)	108,694,238	97,028,279
6.00%, 10/15/36 to 01/20/45 (a)	585,428	642,557
4.50%, 01/20/39 to 02/20/50 (a)	13,889,039	14,349,490
4.00%, 06/15/39 to 02/20/50 (a)	28,956,491	29,268,426
1.50%, 03/20/51 to 10/20/51 (a)	1,580,019	1,349,469
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	14,711,444	13,086,137
2.50%, 12/20/51 to 03/20/52 (a)	13,962,380	12,805,595
GNMA TBA
2.50%, 07/21/52 (a)(g)	4,500,000	4,115,000
3.00%, 07/21/52 (a)(g)	9,500,000	8,952,983
3.50%, 07/21/52 (a)(g)	5,500,000	5,344,470
4.00%, 07/21/52 (a)(g)	2,000,000	1,991,494
UMBS TBA
2.00%, 07/18/37 to 07/14/52 (a)(g)	8,000,000	7,203,510
2.50%, 07/18/37 to 07/14/52 (a)(g)	45,000,000	40,681,076
3.00%, 07/14/52 (a)(g)	25,000,000	23,277,074
3.50%, 07/14/52 (a)(g)	20,000,000	19,234,887
4.00%, 07/14/52 (a)(g)	10,500,000	10,357,061
		2,087,837,237
Total Securitized (Cost $2,496,721,821)		2,261,217,945
SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (l)	116,323,347	116,323,347
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (l)(m)	4,892,515	4,892,515
		121,215,862
Total Short-Term Investments (Cost $121,215,862)		121,215,862
Total Investments in Securities (Cost $8,356,805,324)		7,619,290,280

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $33,777,602 or 0.4% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $4,799,645.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon security.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	The rate shown is the 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/22	FACE AMOUNT AT 6/30/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
2.65%, 01/25/23	$229,406	$—	($228,444)	$367	($1,026)	($303)	$—	$—	$514
3.55%, 02/01/24	157,614	—	—	—	(5,936)	(1,348)	150,330	150,000	2,663
0.75%, 03/18/24	448,060	—	—	—	(15,884)	(541)	431,635	450,000	1,687
3.75%, 04/01/24	84,476	—	—	—	(1,942)	(1,962)	80,572	80,000	1,500
3.00%, 03/10/25	—	99,691	—	—	(1,135)	8	98,564	100,000	242
4.20%, 03/24/25	217,644	—	(53,712)	(538)	(8,880)	(2,088)	152,426	150,000	3,267
3.63%, 04/01/25	106,668	—	—	—	(5,793)	(977)	99,898	100,000	1,792
3.85%, 05/21/25	188,704	—	—	—	(11,147)	(1,750)	175,807	175,000	3,369
3.45%, 02/13/26	107,400	—	—	—	(7,307)	(926)	99,167	100,000	1,706
0.90%, 03/11/26	366,742	—	—	—	(29,058)	(248)	337,436	375,000	1,687
1.15%, 05/13/26	247,038	—	—	—	(21,171)	(27)	225,840	250,000	1,437
3.20%, 03/02/27	214,240	—	(24,449)	(2,483)	(16,304)	(1,579)	169,425	175,000	3,100
2.45%, 03/03/27	—	437,186	—	—	(17,338)	582	420,430	450,000	2,664
3.30%, 04/01/27	241,650	—	(48,539)	(5,472)	(15,773)	(1,813)	170,053	175,000	3,712
3.20%, 01/25/28	242,089	—	(26,080)	103	(23,916)	(730)	191,466	200,000	3,338
2.00%, 03/20/28	354,686	—	—	—	(41,511)	(279)	312,896	350,000	3,500
4.00%, 02/01/29	224,536	—	(55,102)	(241)	(20,088)	(1,323)	147,782	150,000	3,111
3.25%, 05/22/29	215,274	—	(52,728)	333	(22,639)	(480)	139,760	150,000	2,528
2.75%, 10/01/29	157,104	—	(23,403)	(2,805)	(17,764)	(413)	112,719	125,000	1,915
4.63%, 03/22/30	177,897	—	—	—	(24,626)	(1,217)	152,054	150,000	3,469
1.65%, 03/11/31	240,508	—	(46,579)	(925)	(32,619)	487	160,872	200,000	1,696
2.30%, 05/13/31	202,140	—	—	—	(32,513)	(221)	169,406	200,000	2,300
1.95%, 12/01/31	245,733	—	—	—	(43,005)	182	202,910	250,000	2,410
2.90%, 03/03/32	—	288,959	—	—	(24,874)	227	264,312	300,000	2,103
Total	$4,669,609	$825,836	($559,036)	($11,661)	($442,249)	($16,739)	$4,465,760		$55,710

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,782,122,769	$—	$1,782,122,769
Treasuries [1]	—	3,056,749,268	—	3,056,749,268
Government Related[1]	—	397,984,436	—	397,984,436
Securitized [1]	—	2,261,217,945	—	2,261,217,945
Short-Term Investments[1]	121,215,862	—	—	121,215,862
Total	$121,215,862	$7,498,074,418	$—	$7,619,290,280

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $4,909,172)		$4,465,760
Investments in securities, at value - unaffiliated (cost $8,351,896,152) including securities on loan of $4,799,645		7,614,824,520
Cash		282,277
Deposits with brokers for TBA margin		1,600,000
Receivables:
Investments sold		108,710,798
Interest		39,098,451
Dividends		94,783
Income from securities on loan	+	2,402
Total assets		7,769,078,991
Liabilities
Collateral held for securities on loan		4,892,515
Payables:
Investments bought - delayed delivery		153,056,017
Investments bought		92,924,470
Management fees	+	248,586
Total liabilities		251,121,588
Net assets		$7,517,957,403
Net Assets by Source
Capital received from investors		$8,322,462,403
Total distributable loss	+	(804,505,000)
Net assets		$7,517,957,403

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,517,957,403		156,900,000		$47.92

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$85,122,756
Dividends received from securities - unaffiliated		175,505
Interest received from securities - affiliated		38,971
Securities on loan, net	+	15,382
Total investment income		85,352,614
Expenses
Management fees		1,615,138
Total expenses	–	1,615,138
Net investment income		83,737,476
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,105)
Net realized losses on sales of securities - unaffiliated		(52,094,660)
Net realized losses on sales of in-kind redemptions - affiliated		(6,556)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(1,243,859)
Net realized losses		(53,350,180)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(442,249)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(932,764,396)
Net change in unrealized appreciation (depreciation)	+	(933,206,645)
Net realized and unrealized losses		(986,556,825)
Decrease in net assets resulting from operations		($902,819,349)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$83,737,476	$157,734,609
Net realized gains (losses)		(53,350,180)	34,204,386
Net change in unrealized appreciation (depreciation)	+	(933,206,645)	(346,508,432)
Decrease in net assets from operations		($902,819,349)	($154,569,437)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($77,125,550)	($191,909,550)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,700,000	$289,818,878	23,200,000	$1,267,931,523
Shares redeemed	+	(17,100,000)	(865,712,346)	(10,700,000)	(580,401,838)
Net transactions in fund shares		(11,400,000)	($575,893,468)	12,500,000	$687,529,685
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		168,300,000	$9,073,795,770	155,800,000	$8,732,745,072
Total increase (decrease)	+	(11,400,000)	(1,555,838,367)	12,500,000	341,050,698
End of period		156,900,000	$7,517,957,403	168,300,000	$9,073,795,770

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.57	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.50	0.89	0.23
Net realized and unrealized gains (losses)	(3.10)	(0.82)	1.74	0.02
Total from investment operations	(2.80)	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	—	(0.41)	—
Total distributions	(0.27)	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$47.50	$50.57	$51.37	$50.04
Total return	(5.56%) [3]	(0.64%)	5.31%	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.06% [4,6]
Net investment income (loss)	1.25% [4]	0.99%	1.74%	2.01% [4]
Portfolio turnover rate[7]	8% [3]	13%	80%	12% [3]
Net assets, end of period (x 1,000)	$363,346	$609,404	$118,146	$35,029

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 45.8%
Banking 36.2%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	200,000	193,494
3.88%, 05/21/24 (a)	150,000	148,601
5.13%, 09/30/24	120,000	121,469
4.63%, 03/30/25	75,000	74,663
5.80%, 05/01/25 (a)	150,000	153,569
4.75%, 06/09/27 (a)	100,000	96,082
American Express Co.
3.70%, 08/03/23 (a)	375,000	376,429
0.75%, 11/03/23	150,000	145,278
3.40%, 02/22/24 (a)	200,000	199,580
3.38%, 05/03/24	300,000	298,260
2.50%, 07/30/24 (a)	235,000	229,132
3.00%, 10/30/24 (a)	340,000	334,006
2.25%, 03/04/25 (a)	250,000	240,760
4.20%, 11/06/25 (a)	125,000	127,060
3.13%, 05/20/26 (a)	175,000	170,114
1.65%, 11/04/26 (a)	225,000	204,104
2.55%, 03/04/27 (a)	300,000	279,858
3.30%, 05/03/27 (a)	300,000	288,816
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	193,352
1.13%, 09/18/25	200,000	181,584
Banco Santander S.A.
2.71%, 06/27/24	200,000	195,472
3.50%, 03/24/25	200,000	195,764
2.75%, 05/28/25	400,000	379,876
5.18%, 11/19/25	200,000	200,834
1.85%, 03/25/26	350,000	315,329
4.25%, 04/11/27	200,000	193,184
1.72%, 09/14/27 (a)(b)	200,000	173,812
4.18%, 03/24/28 (a)(b)	200,000	191,276
Bank of America Corp.
4.10%, 07/24/23	300,000	302,886
4.13%, 01/22/24	500,000	505,745
4.00%, 04/01/24	325,000	327,834
3.86%, 07/23/24 (a)(b)	425,000	423,257
4.20%, 08/26/24	500,000	501,405
0.81%, 10/24/24 (a)(b)	400,000	381,772
4.00%, 01/22/25	450,000	448,533
3.46%, 03/15/25 (a)(b)	400,000	394,956
3.95%, 04/21/25	475,000	469,775
0.98%, 04/22/25 (a)(b)	350,000	329,308
3.84%, 04/25/25 (a)(b)	350,000	349,023
3.88%, 08/01/25	325,000	324,204
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.98%, 09/25/25 (a)(b)	400,000	371,056
3.09%, 10/01/25 (a)(b)	375,000	363,765
2.46%, 10/22/25 (a)(b)	425,000	405,526
1.53%, 12/06/25 (a)(b)	100,000	93,081
3.37%, 01/23/26 (a)(b)	420,000	406,783
2.02%, 02/13/26 (a)(b)	330,000	309,002
4.45%, 03/03/26	325,000	324,382
3.38%, 04/02/26 (a)(b)	550,000	533,291
3.50%, 04/19/26	425,000	414,375
1.32%, 06/19/26 (a)(b)	600,000	545,964
4.25%, 10/22/26	350,000	345,411
1.20%, 10/24/26 (a)(b)	350,000	313,866
1.66%, 03/11/27 (a)(b)	500,000	449,920
3.56%, 04/23/27 (a)(b)	500,000	479,665
1.73%, 07/22/27 (a)(b)(c)	1,000,000	891,650
3.82%, 01/20/28 (a)(b)	400,000	383,884
2.55%, 02/04/28 (a)(b)	425,000	387,107
3.71%, 04/24/28 (a)(b)	250,000	238,463
4.38%, 04/27/28 (a)(b)	350,000	345,058
Bank of Montreal
0.45%, 12/08/23	250,000	239,897
3.30%, 02/05/24	400,000	399,172
2.50%, 06/28/24	230,000	224,811
1.50%, 01/10/25	300,000	283,122
1.85%, 05/01/25	325,000	307,515
1.25%, 09/15/26	250,000	221,743
0.95%, 01/22/27 (a)(b)	200,000	178,286
2.65%, 03/08/27	200,000	185,680
4.34%, 10/05/28 (a)(b)	175,000	174,956
Bank of New York Mellon Corp.
3.45%, 08/11/23	150,000	150,528
2.20%, 08/16/23 (a)	250,000	247,455
0.35%, 12/07/23 (a)	100,000	96,381
3.65%, 02/04/24 (a)	200,000	200,768
0.50%, 04/26/24 (a)	100,000	95,051
3.40%, 05/15/24 (a)	100,000	99,958
3.25%, 09/11/24 (a)	100,000	99,358
2.10%, 10/24/24	175,000	169,601
3.00%, 02/24/25 (a)	95,000	93,234
1.60%, 04/24/25 (a)	250,000	235,285
3.95%, 11/18/25 (a)	75,000	75,262
0.75%, 01/28/26 (a)	100,000	90,165
2.80%, 05/04/26 (a)	200,000	192,896
2.45%, 08/17/26 (a)	150,000	141,977
1.05%, 10/15/26 (a)	150,000	133,187
3.25%, 05/16/27 (a)	150,000	145,673
3.44%, 02/07/28 (a)(b)	150,000	144,987
3.99%, 06/13/28 (a)(b)	150,000	148,536
Bank of Nova Scotia
0.40%, 09/15/23	250,000	241,655
0.55%, 09/15/23	125,000	120,938

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/11/24	325,000	324,064
0.70%, 04/15/24	350,000	331,856
2.20%, 02/03/25	130,000	124,569
3.45%, 04/11/25	250,000	246,735
1.30%, 06/11/25	150,000	139,304
4.50%, 12/16/25	225,000	225,380
1.05%, 03/02/26	275,000	245,762
1.35%, 06/24/26	200,000	179,560
2.70%, 08/03/26	300,000	283,503
1.30%, 09/15/26 (a)	200,000	177,586
1.95%, 02/02/27	100,000	90,454
2.95%, 03/11/27	100,000	94,159
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	101,012
Barclays PLC
4.38%, 09/11/24	200,000	199,202
1.01%, 12/10/24 (a)(b)	300,000	284,940
3.65%, 03/16/25	375,000	367,234
3.93%, 05/07/25 (a)(b)	400,000	394,100
4.38%, 01/12/26	400,000	395,644
2.85%, 05/07/26 (a)(b)	250,000	236,385
5.20%, 05/12/26	350,000	349,366
2.28%, 11/24/27 (a)(b)	300,000	266,355
BNP Paribas S.A.
4.25%, 10/15/24	200,000	199,624
BPCE S.A.
4.00%, 04/15/24	250,000	249,537
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	24,586
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	200,000	200,312
0.50%, 12/14/23	175,000	167,664
3.10%, 04/02/24	235,000	232,631
2.25%, 01/28/25	225,000	216,016
0.95%, 10/23/25	100,000	90,760
1.25%, 06/22/26	175,000	156,296
3.45%, 04/07/27	150,000	143,963
Capital One Financial Corp.
3.90%, 01/29/24 (a)	250,000	250,067
3.75%, 04/24/24 (a)	100,000	99,721
3.30%, 10/30/24 (a)	300,000	293,160
1.34%, 12/06/24 (a)(b)	300,000	287,604
3.20%, 02/05/25 (a)	195,000	189,675
4.25%, 04/30/25 (a)	50,000	49,990
4.20%, 10/29/25 (a)	250,000	246,627
2.64%, 03/03/26 (a)(b)	100,000	94,567
3.75%, 07/28/26 (a)	300,000	287,256
3.75%, 03/09/27 (a)	300,000	287,361
3.65%, 05/11/27 (a)	200,000	190,674
1.88%, 11/02/27 (a)(b)	225,000	197,291
4.93%, 05/10/28 (a)(b)	300,000	297,474
CIT Bank NA
2.97%, 09/27/25 (a)(b)	150,000	144,047
Citibank NA
3.65%, 01/23/24 (a)	400,000	401,652
Citigroup, Inc.
3.88%, 10/25/23	100,000	101,018
3.75%, 06/16/24	140,000	140,809
4.00%, 08/05/24	145,000	145,000
0.78%, 10/30/24 (a)(b)	500,000	477,100
3.88%, 03/26/25	175,000	172,958
3.35%, 04/24/25 (a)(b)	550,000	539,638
3.30%, 04/27/25	325,000	320,447
0.98%, 05/01/25 (a)(b)	400,000	374,832
4.40%, 06/10/25	400,000	399,852
5.50%, 09/13/25	250,000	257,392
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.28%, 11/03/25 (a)(b)	100,000	93,042
3.70%, 01/12/26	350,000	343,812
4.60%, 03/09/26	250,000	250,862
3.29%, 03/17/26 (a)(b)	300,000	290,760
3.11%, 04/08/26 (a)(b)	600,000	577,278
3.40%, 05/01/26	400,000	387,364
3.20%, 10/21/26 (a)	575,000	547,659
4.30%, 11/20/26	175,000	172,968
1.12%, 01/28/27 (a)(b)	500,000	442,070
1.46%, 06/09/27 (a)(b)	525,000	464,310
3.89%, 01/10/28 (a)(b)	450,000	432,670
3.07%, 02/24/28 (a)(b)	450,000	417,717
4.66%, 05/24/28 (a)(b)	300,000	297,948
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	245,815
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	50,000	49,711
2.85%, 07/27/26 (a)	50,000	46,899
Comerica Bank
2.50%, 07/23/24	250,000	242,920
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	99,980
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	238,465
3.38%, 05/21/25	250,000	246,630
4.38%, 08/04/25	300,000	297,315
3.75%, 07/21/26	250,000	238,395
Credit Suisse AG
0.52%, 08/09/23	250,000	241,517
0.50%, 02/02/24	250,000	235,953
3.63%, 09/09/24	400,000	392,796
3.70%, 02/21/25	250,000	244,782
2.95%, 04/09/25	250,000	239,293
1.25%, 08/07/26	300,000	262,860
Credit Suisse Group AG
3.75%, 03/26/25	400,000	388,120
4.55%, 04/17/26	350,000	342,475
Deutsche Bank AG
0.96%, 11/08/23	200,000	191,912
0.90%, 05/28/24	200,000	187,758
3.70%, 05/30/24	200,000	197,802
2.22%, 09/18/24 (a)(b)	300,000	290,214
1.45%, 04/01/25 (a)(b)	150,000	140,388
3.96%, 11/26/25 (a)(b)	325,000	315,071
4.10%, 01/13/26	150,000	148,402
1.69%, 03/19/26	150,000	134,613
2.13%, 11/24/26 (a)(b)	350,000	311,675
2.31%, 11/16/27 (a)(b)	300,000	259,122
2.55%, 01/07/28 (a)(b)	300,000	259,737
Discover Bank
4.20%, 08/08/23	250,000	250,830
2.45%, 09/12/24 (a)	250,000	240,350
4.25%, 03/13/26	100,000	97,732
3.45%, 07/27/26 (a)	250,000	236,668
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	49,372
4.50%, 01/30/26 (a)	50,000	49,057
4.10%, 02/09/27 (a)	150,000	143,844
Fifth Third Bancorp
4.30%, 01/16/24 (a)	225,000	226,433
3.65%, 01/25/24 (a)	300,000	298,881
2.38%, 01/28/25 (a)	170,000	162,969
2.55%, 05/05/27 (a)	200,000	183,626
1.71%, 11/01/27 (a)(b)	125,000	110,960

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	200,598
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,876
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	73,784
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	200,000	193,042
3.63%, 02/20/24 (a)	290,000	289,147
4.00%, 03/03/24	525,000	526,701
3.00%, 03/15/24	200,000	197,508
3.85%, 07/08/24 (a)	475,000	476,468
0.66%, 09/10/24 (a)(b)	300,000	287,373
0.93%, 10/21/24 (a)(b)	300,000	287,424
3.50%, 01/23/25 (a)	575,000	568,428
1.76%, 01/24/25 (a)(b)	300,000	288,882
3.50%, 04/01/25 (a)	650,000	638,800
3.75%, 05/22/25 (a)	350,000	346,286
3.27%, 09/29/25 (a)(b)	525,000	511,009
4.25%, 10/21/25	325,000	323,336
0.86%, 02/12/26 (a)(b)	150,000	136,685
3.75%, 02/25/26 (a)	300,000	294,672
3.50%, 11/16/26 (a)	425,000	408,727
1.09%, 12/09/26 (a)(b)	425,000	378,212
5.95%, 01/15/27	150,000	157,016
3.85%, 01/26/27 (a)	600,000	580,692
1.43%, 03/09/27 (a)(b)	575,000	511,520
1.54%, 09/10/27 (a)(b)	450,000	395,361
1.95%, 10/21/27 (a)(b)	800,000	708,656
2.64%, 02/24/28 (a)(b)	525,000	476,878
3.62%, 03/15/28 (a)(b)	250,000	236,968
3.69%, 06/05/28 (a)(b)	300,000	284,691
HSBC Holdings PLC
4.25%, 03/14/24	400,000	398,704
0.73%, 08/17/24 (a)(b)	300,000	288,033
1.16%, 11/22/24 (a)(b)	200,000	191,294
3.80%, 03/11/25 (a)(b)	450,000	443,952
0.98%, 05/24/25 (a)(b)	400,000	373,476
4.25%, 08/18/25	300,000	296,034
2.63%, 11/07/25 (a)(b)	350,000	333,900
4.30%, 03/08/26	550,000	545,149
3.00%, 03/10/26 (a)(b)	200,000	190,928
1.65%, 04/18/26 (a)(b)	350,000	321,366
3.90%, 05/25/26	250,000	244,937
2.10%, 06/04/26 (a)(b)	400,000	370,028
4.29%, 09/12/26 (a)(b)	500,000	490,000
4.38%, 11/23/26	200,000	195,948
1.59%, 05/24/27 (a)(b)	300,000	263,991
2.25%, 11/22/27 (a)(b)	450,000	401,251
4.04%, 03/13/28 (a)(b)	500,000	475,560
4.76%, 06/09/28 (a)(b)	400,000	389,228
HSBC USA, Inc.
3.50%, 06/23/24	150,000	149,091
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	97,172
4.00%, 05/15/25 (a)	100,000	99,641
Huntington National Bank
3.55%, 10/06/23 (a)	150,000	149,916
4.55%, 05/17/28 (a)(b)	250,000	249,057
ING Groep N.V.
4.10%, 10/02/23	250,000	250,910
3.55%, 04/09/24	200,000	198,460
3.87%, 03/28/26 (a)(b)	200,000	196,230
3.95%, 03/29/27	200,000	193,132
1.73%, 04/01/27 (a)(b)	200,000	178,838
4.02%, 03/28/28 (a)(b)	250,000	238,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.88%, 02/01/24	300,000	302,049
3.63%, 05/13/24	400,000	400,672
3.80%, 07/23/24 (a)(b)	365,000	363,974
3.88%, 09/10/24	575,000	574,057
0.65%, 09/16/24 (a)(b)	200,000	191,992
4.02%, 12/05/24 (a)(b)	400,000	398,756
3.13%, 01/23/25 (a)	400,000	394,600
0.56%, 02/16/25 (a)(b)	200,000	188,710
3.22%, 03/01/25 (a)(b)	400,000	393,272
0.82%, 06/01/25 (a)(b)	300,000	280,833
3.85%, 06/14/25 (a)(b)	300,000	297,102
0.97%, 06/23/25 (a)(b)	300,000	280,770
3.90%, 07/15/25 (a)	475,000	477,399
7.75%, 07/15/25	75,000	82,196
2.30%, 10/15/25 (a)(b)	355,000	338,606
1.56%, 12/10/25 (a)(b)	550,000	515,278
2.01%, 03/13/26 (a)(b)	400,000	374,588
3.30%, 04/01/26 (a)	450,000	437,364
2.08%, 04/22/26 (a)(b)	650,000	609,433
4.08%, 04/26/26 (a)(b)	300,000	297,342
3.20%, 06/15/26 (a)	300,000	291,177
2.95%, 10/01/26 (a)	500,000	477,635
1.05%, 11/19/26 (a)(b)	500,000	445,315
4.13%, 12/15/26	350,000	347,854
3.96%, 01/29/27 (a)(b)	400,000	391,920
1.04%, 02/04/27 (a)(b)	375,000	331,856
1.58%, 04/22/27 (a)(b)	400,000	357,144
8.00%, 04/29/27	75,000	86,127
1.47%, 09/22/27 (a)(b)	525,000	460,966
3.78%, 02/01/28 (a)(b)	500,000	480,440
2.95%, 02/24/28 (a)(b)	250,000	232,005
4.32%, 04/26/28 (a)(b)	500,000	492,560
3.54%, 05/01/28 (a)(b)	375,000	355,462
2.18%, 06/01/28 (a)(b)	250,000	223,015
KeyBank NA
3.40%, 05/20/26	200,000	192,002
KeyCorp
4.15%, 10/29/25	50,000	49,891
2.25%, 04/06/27	150,000	135,087
Lloyds Banking Group PLC
4.05%, 08/16/23	300,000	300,993
3.90%, 03/12/24	200,000	199,722
4.50%, 11/04/24	200,000	199,354
4.45%, 05/08/25	300,000	300,519
3.87%, 07/09/25 (a)(b)	300,000	296,736
4.58%, 12/10/25	250,000	245,532
2.44%, 02/05/26 (a)(b)	250,000	236,928
4.65%, 03/24/26	225,000	221,240
3.75%, 01/11/27	250,000	241,500
1.63%, 05/11/27 (a)(b)	200,000	178,072
3.75%, 03/18/28 (a)(b)	200,000	190,322
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	244,987
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	250,000	249,827
2.53%, 09/13/23	200,000	198,136
3.41%, 03/07/24	250,000	248,285
2.80%, 07/18/24	250,000	243,760
0.85%, 09/15/24 (a)(b)	200,000	192,798
2.19%, 02/25/25	400,000	380,216
3.78%, 03/02/25	250,000	248,367
1.41%, 07/17/25	200,000	184,038
0.95%, 07/19/25 (a)(b)	450,000	420,489
3.85%, 03/01/26	550,000	541,062
2.76%, 09/13/26	200,000	187,322
1.54%, 07/20/27 (a)(b)	300,000	265,044

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.64%, 10/13/27 (a)(b)	200,000	176,526
2.34%, 01/19/28 (a)(b)	250,000	226,013
4.08%, 04/19/28 (a)(b)	200,000	194,948
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	200,000	194,508
0.85%, 09/08/24 (a)(b)	200,000	192,418
3.92%, 09/11/24 (a)(b)	50,000	49,925
2.84%, 07/16/25 (a)(b)	150,000	145,361
2.56%, 09/13/25 (a)(b)	50,000	47,976
2.23%, 05/25/26 (a)(b)	200,000	187,292
2.84%, 09/13/26	200,000	186,184
3.66%, 02/28/27	100,000	95,792
1.23%, 05/22/27 (a)(b)	200,000	174,970
1.55%, 07/09/27 (a)(b)	200,000	176,018
Morgan Stanley
3.88%, 04/29/24	500,000	501,550
3.70%, 10/23/24	600,000	598,926
0.79%, 01/22/25 (a)(b)	300,000	283,956
0.79%, 05/30/25 (a)(b)	500,000	465,915
2.72%, 07/22/25 (a)(b)	385,000	371,640
4.00%, 07/23/25	525,000	525,310
0.86%, 10/21/25 (a)(b)	250,000	230,805
1.16%, 10/21/25 (a)(b)	300,000	278,334
5.00%, 11/24/25	325,000	330,951
3.88%, 01/27/26	525,000	518,128
2.63%, 02/18/26 (a)(b)	250,000	239,215
2.19%, 04/28/26 (a)(b)	600,000	563,106
3.13%, 07/27/26	200,000	190,938
6.25%, 08/09/26	200,000	213,240
4.35%, 09/08/26	400,000	396,300
0.99%, 12/10/26 (a)(b)	400,000	354,928
3.63%, 01/20/27	600,000	582,738
3.95%, 04/23/27	300,000	291,138
1.59%, 05/04/27 (a)(b)	675,000	602,316
1.51%, 07/20/27 (a)(b)	550,000	483,873
2.48%, 01/21/28 (a)(b)	400,000	364,304
4.21%, 04/20/28 (a)(b)	400,000	391,544
National Australia Bank Ltd.
2.50%, 07/12/26	350,000	330,228
3.91%, 06/09/27	250,000	247,135
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	238,630
Natwest Group PLC
3.88%, 09/12/23	550,000	548,641
6.00%, 12/19/23	250,000	254,725
5.13%, 05/28/24	200,000	200,888
4.27%, 03/22/25 (a)(b)	300,000	297,102
4.80%, 04/05/26	300,000	299,196
1.64%, 06/14/27 (a)(b)	250,000	219,633
3.75%, 11/01/29 (a)(b)	200,000	192,100
Northern Trust Corp.
3.95%, 10/30/25	125,000	125,588
4.00%, 05/10/27 (a)	150,000	151,142
3.38%, 05/08/32 (a)(b)	100,000	94,316
Pacific Western Bank
3.25%, 05/01/31 (a)(b)	100,000	91,858
PNC Bank NA
3.80%, 07/25/23 (a)	250,000	251,282
2.95%, 02/23/25 (a)	250,000	243,760
3.88%, 04/10/25 (a)	250,000	247,917
4.20%, 11/01/25 (a)	250,000	250,177
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	225,000	225,142
3.90%, 04/29/24 (a)	65,000	65,366
2.20%, 11/01/24 (a)	150,000	145,527
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 08/13/26 (a)	150,000	134,138
3.15%, 05/19/27 (a)	200,000	190,938
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	95,478
Royal Bank of Canada
3.70%, 10/05/23	345,000	347,301
0.50%, 10/26/23	200,000	193,506
0.43%, 01/19/24	250,000	239,487
2.55%, 07/16/24	300,000	293,316
0.65%, 07/29/24	150,000	140,915
2.25%, 11/01/24	375,000	362,674
1.15%, 06/10/25	350,000	323,862
0.88%, 01/20/26	150,000	134,571
4.65%, 01/27/26	275,000	278,140
1.20%, 04/27/26	325,000	292,224
1.15%, 07/14/26	150,000	133,944
1.40%, 11/02/26	200,000	177,758
3.63%, 05/04/27	250,000	243,210
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	175,000	171,974
3.45%, 06/02/25 (a)	200,000	192,890
4.50%, 07/17/25 (a)	150,000	149,597
3.24%, 10/05/26 (a)(d)	150,000	140,741
2.49%, 01/06/28 (a)(b)	175,000	154,613
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	200,156
1.09%, 03/15/25 (a)(b)	200,000	186,960
1.53%, 08/21/26 (a)(b)	200,000	179,240
1.67%, 06/14/27 (a)(b)	150,000	131,207
2.47%, 01/11/28 (a)(b)	200,000	177,508
Santander UK PLC
4.00%, 03/13/24	200,000	200,340
Signature Bank
4.00%, 10/15/30 (a)(b)	75,000	71,873
State Street Corp.
3.70%, 11/20/23	200,000	201,668
3.78%, 12/03/24 (a)(b)	100,000	99,933
3.30%, 12/16/24	100,000	99,754
3.55%, 08/18/25	325,000	323,589
2.35%, 11/01/25 (a)(b)	250,000	240,650
2.90%, 03/30/26 (a)(b)	100,000	97,033
2.65%, 05/19/26	100,000	95,753
2.20%, 02/07/28 (a)(b)	125,000	114,521
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	198,226
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	200,796
3.94%, 10/16/23	150,000	150,912
0.51%, 01/12/24	200,000	190,646
2.70%, 07/16/24	200,000	194,906
2.45%, 09/27/24	250,000	241,260
2.35%, 01/15/25	250,000	239,312
1.47%, 07/08/25	400,000	368,552
0.95%, 01/12/26	200,000	178,416
3.78%, 03/09/26	250,000	245,845
2.63%, 07/14/26	350,000	327,540
1.40%, 09/17/26	325,000	287,758
3.01%, 10/19/26	300,000	284,208
3.45%, 01/11/27	250,000	240,142
SVB Financial Group
3.50%, 01/29/25	50,000	49,056
1.80%, 10/28/26 (a)	150,000	133,766
4.35%, 04/29/28 (a)(b)	50,000	48,587
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	251,280

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
4.38%, 03/19/24 (a)	125,000	124,270
4.25%, 08/15/24 (a)	250,000	248,915
4.88%, 06/13/25 (a)	100,000	98,900
4.50%, 07/23/25 (a)	200,000	194,602
Toronto-Dominion Bank
3.50%, 07/19/23	325,000	326,066
0.45%, 09/11/23	300,000	290,502
0.55%, 03/04/24	150,000	142,823
3.25%, 03/11/24	200,000	198,676
2.65%, 06/12/24	325,000	319,004
0.70%, 09/10/24	200,000	187,850
1.45%, 01/10/25	100,000	94,730
1.15%, 06/12/25	250,000	230,895
0.75%, 09/11/25	75,000	67,740
0.75%, 01/06/26	250,000	223,713
1.20%, 06/03/26	250,000	223,820
1.25%, 09/10/26	250,000	222,018
1.95%, 01/12/27	150,000	135,635
2.80%, 03/10/27	200,000	187,512
4.11%, 06/08/27	300,000	296,991
3.63%, 09/15/31 (a)(b)	275,000	264,962
Truist Bank
3.20%, 04/01/24 (a)	200,000	199,276
3.69%, 08/02/24 (a)(b)	100,000	99,989
2.15%, 12/06/24 (a)	250,000	241,127
1.50%, 03/10/25 (a)	250,000	236,125
3.63%, 09/16/25 (a)	300,000	294,597
4.05%, 11/03/25 (a)	100,000	100,605
3.30%, 05/15/26 (a)	200,000	193,124
Truist Financial Corp.
3.75%, 12/06/23 (a)	100,000	100,684
2.50%, 08/01/24 (a)	175,000	170,914
2.85%, 10/26/24 (a)	175,000	171,603
4.00%, 05/01/25 (a)	175,000	175,478
3.70%, 06/05/25 (a)	150,000	149,478
1.20%, 08/05/25 (a)	150,000	138,176
1.27%, 03/02/27 (a)(b)	225,000	202,298
4.12%, 06/06/28 (a)(b)	300,000	296,322
US Bancorp
3.70%, 01/30/24 (a)	55,000	55,309
3.38%, 02/05/24 (a)	255,000	255,574
2.40%, 07/30/24 (a)	200,000	195,322
3.60%, 09/11/24 (a)	150,000	149,751
1.45%, 05/12/25 (a)	300,000	281,883
3.95%, 11/17/25 (a)	150,000	150,858
3.10%, 04/27/26 (a)	200,000	193,054
2.38%, 07/22/26 (a)	200,000	188,774
3.15%, 04/27/27 (a)	150,000	144,470
2.22%, 01/27/28 (a)(b)	250,000	229,720
US Bank NA
3.40%, 07/24/23 (a)	250,000	249,777
2.05%, 01/21/25 (a)	100,000	96,026
2.80%, 01/27/25 (a)	200,000	195,588
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	75,000	67,797
Wells Fargo & Co.
4.13%, 08/15/23	275,000	277,021
4.48%, 01/16/24	100,000	101,218
3.75%, 01/24/24 (a)	500,000	501,040
3.30%, 09/09/24	350,000	346,041
3.00%, 02/19/25	450,000	440,302
0.81%, 05/19/25 (a)(b)	200,000	187,396
3.55%, 09/29/25	450,000	442,233
2.41%, 10/30/25 (a)(b)	500,000	477,140
2.16%, 02/11/26 (a)(b)	500,000	470,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/22/26	600,000	571,914
3.91%, 04/25/26 (a)(b)	200,000	196,886
2.19%, 04/30/26 (a)(b)	500,000	469,055
4.10%, 06/03/26	400,000	393,344
7.57%, 08/01/26	50,000	55,042
3.00%, 10/23/26	625,000	590,262
3.20%, 06/17/27 (a)(b)	475,000	450,808
3.53%, 03/24/28 (a)(b)	600,000	569,514
3.58%, 05/22/28 (a)(b)	500,000	474,270
2.39%, 06/02/28 (a)(b)	500,000	448,210
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	90,035
Westpac Banking Corp.
3.30%, 02/26/24	350,000	349,212
2.35%, 02/19/25	175,000	169,206
3.74%, 08/26/25	150,000	149,637
2.85%, 05/13/26	350,000	336,122
1.15%, 06/03/26	300,000	269,445
2.70%, 08/19/26	200,000	190,276
3.35%, 03/08/27	100,000	96,918
2.89%, 02/04/30 (a)(b)	175,000	165,953
4.32%, 11/23/31 (a)(b)	275,000	265,034
		131,465,710
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	100,717
3.50%, 08/01/25	75,000	74,335
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	201,274
3.70%, 10/15/24	100,000	100,059
3.00%, 04/02/25 (a)	100,000	97,842
BGC Partners, Inc.
5.38%, 07/24/23	50,000	50,080
3.75%, 10/01/24 (a)	100,000	97,595
BlackRock, Inc.
3.50%, 03/18/24	185,000	186,064
3.20%, 03/15/27	150,000	147,331
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	165,000	163,980
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	175,000	174,652
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	97,719
CME Group, Inc.
3.00%, 03/15/25 (a)	150,000	148,287
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	48,086
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	48,677
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	100,000	99,387
3.75%, 12/01/25 (a)	250,000	248,105
Invesco Finance PLC
4.00%, 01/30/24	25,000	25,032
3.75%, 01/15/26	175,000	172,928
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	75,682
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	175,000	174,596
Lazard Group LLC
3.75%, 02/13/25	100,000	98,153

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Legg Mason, Inc.
4.75%, 03/15/26	100,000	102,555
Nasdaq, Inc.
3.85%, 06/30/26 (a)	125,000	124,309
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,820
5.10%, 07/03/25 (e)	200,000	200,946
1.85%, 07/16/25	300,000	276,315
1.65%, 07/14/26	200,000	175,634
2.33%, 01/22/27	200,000	177,082
Stifel Financial Corp.
4.25%, 07/18/24	115,000	115,521
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(f)	70,000	70,154
0.75%, 03/18/24 (a)(f)	225,000	215,818
3.75%, 04/01/24 (a)(f)	55,000	55,393
4.20%, 03/24/25 (a)(f)	75,000	76,213
3.63%, 04/01/25 (a)(f)	50,000	49,949
3.85%, 05/21/25 (a)(f)	120,000	120,553
3.45%, 02/13/26 (a)(f)	30,000	29,750
0.90%, 03/11/26 (a)(f)	200,000	179,966
1.15%, 05/13/26 (a)(f)	150,000	135,504
3.20%, 03/02/27 (a)(f)	100,000	96,814
2.45%, 03/03/27 (a)(f)	200,000	186,858
3.30%, 04/01/27 (a)(f)	50,000	48,587
		5,258,322
Finance Companies 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23 (a)	150,000	149,665
1.15%, 10/29/23	300,000	286,512
4.88%, 01/16/24 (a)	150,000	149,805
3.15%, 02/15/24 (a)	150,000	145,867
2.88%, 08/14/24 (a)	150,000	143,869
1.65%, 10/29/24 (a)	550,000	509,393
3.50%, 01/15/25 (a)	150,000	143,997
6.50%, 07/15/25 (a)	200,000	204,788
4.45%, 10/01/25 (a)	150,000	145,525
1.75%, 01/30/26 (a)	200,000	174,630
4.45%, 04/03/26 (a)	150,000	143,898
2.45%, 10/29/26 (a)	600,000	522,822
Air Lease Corp.
3.00%, 09/15/23 (a)	55,000	54,245
4.25%, 02/01/24 (a)	150,000	148,624
0.70%, 02/15/24 (a)	150,000	141,699
0.80%, 08/18/24 (a)	100,000	91,772
2.30%, 02/01/25 (a)	150,000	140,664
3.25%, 03/01/25 (a)	150,000	143,504
3.38%, 07/01/25 (a)	125,000	117,893
2.88%, 01/15/26 (a)	250,000	229,672
3.75%, 06/01/26 (a)	150,000	141,260
1.88%, 08/15/26 (a)	200,000	173,168
2.20%, 01/15/27 (a)	150,000	130,892
3.63%, 04/01/27 (a)	100,000	92,661
Aircastle Ltd.
4.40%, 09/25/23 (a)	125,000	123,795
4.13%, 05/01/24 (a)	50,000	48,729
4.25%, 06/15/26 (a)	150,000	138,492
Ares Capital Corp.
4.20%, 06/10/24 (a)	160,000	157,333
4.25%, 03/01/25 (a)	95,000	90,855
3.25%, 07/15/25 (a)	225,000	208,253
3.88%, 01/15/26 (a)	200,000	184,548
2.15%, 07/15/26 (a)	175,000	147,320
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	111,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
3.30%, 11/23/26 (a)(d)	75,000	64,605
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	68,175
Blackstone Private Credit Fund
1.75%, 09/15/24 (d)	75,000	69,413
2.35%, 11/22/24 (d)	100,000	91,825
2.70%, 01/15/25 (a)(d)	100,000	91,300
4.70%, 03/24/25 (d)	150,000	144,591
2.63%, 12/15/26 (a)(d)	225,000	188,044
3.25%, 03/15/27 (a)(d)	175,000	148,640
Blackstone Secured Lending Fund
3.65%, 07/14/23	75,000	74,612
3.63%, 01/15/26 (a)	125,000	114,775
2.75%, 09/16/26 (a)	125,000	109,503
2.13%, 02/15/27 (a)	125,000	104,656
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	24,579
4.13%, 02/01/25 (a)	160,000	152,131
3.40%, 01/15/26 (a)	300,000	266,706
GATX Corp.
4.35%, 02/15/24 (a)	50,000	50,399
3.25%, 03/30/25 (a)	50,000	48,743
3.25%, 09/15/26 (a)	100,000	95,652
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	58,170
2.88%, 01/15/26 (a)	100,000	90,463
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	96,653
2.50%, 08/24/26 (a)	125,000	104,755
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	64,916
Main Street Capital Corp.
5.20%, 05/01/24	125,000	124,620
3.00%, 07/14/26 (a)	100,000	87,475
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(d)	100,000	91,043
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	104,512
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	25,001
4.00%, 03/30/25 (a)	105,000	99,297
3.75%, 07/22/25 (a)	125,000	115,931
4.25%, 01/15/26 (a)	150,000	138,158
3.40%, 07/15/26 (a)	250,000	220,592
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)(d)	75,000	64,775
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	63,932
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	111,471
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	91,720
		9,199,963
Financial Other 0.1%
ORIX Corp.
4.05%, 01/16/24	25,000	25,100
3.25%, 12/04/24	150,000	147,589
		172,689

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 2.9%
Ace INA Holdings, Inc.
3.15%, 03/15/25	150,000	147,349
3.35%, 05/03/26 (a)	300,000	293,430
Aetna, Inc.
2.80%, 06/15/23 (a)	35,000	34,577
3.50%, 11/15/24 (a)	125,000	123,679
Aflac, Inc.
3.63%, 11/15/24	150,000	150,475
3.25%, 03/17/25	50,000	49,398
1.13%, 03/15/26 (a)	75,000	67,839
2.88%, 10/15/26 (a)	75,000	72,441
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	98,282
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	135,112
5.75%, 08/15/53 (a)(b)	150,000	133,412
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	98,579
American International Group, Inc.
4.13%, 02/15/24	150,000	151,141
2.50%, 06/30/25 (a)	250,000	238,600
3.90%, 04/01/26 (a)	300,000	293,736
Anthem, Inc.
3.50%, 08/15/24 (a)	150,000	149,464
3.35%, 12/01/24 (a)	150,000	148,186
2.38%, 01/15/25 (a)	200,000	192,938
1.50%, 03/15/26 (a)	150,000	137,313
Aon Corp.
8.21%, 01/01/27	100,000	107,001
2.85%, 05/28/27 (a)	100,000	93,821
Aon PLC
4.00%, 11/27/23 (a)	75,000	75,420
3.50%, 06/14/24 (a)	125,000	124,325
3.88%, 12/15/25 (a)	100,000	99,001
Assurant, Inc.
4.20%, 09/27/23 (a)	56,000	56,432
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	92,900
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	466,611
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	93,761
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	70,019
Chubb INA Holdings, Inc.
3.35%, 05/15/24	75,000	74,825
CNA Financial Corp.
3.95%, 05/15/24 (a)	75,000	74,996
4.50%, 03/01/26 (a)	100,000	100,372
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	101,553
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(d)	175,000	170,450
3.65%, 04/05/27 (a)(d)	200,000	188,546
First American Financial Corp.
4.60%, 11/15/24	75,000	74,837
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	74,752
Humana, Inc.
0.65%, 08/03/23 (a)	250,000	242,322
3.85%, 10/01/24 (a)	75,000	75,254
4.50%, 04/01/25 (a)	125,000	126,534
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 02/03/27 (a)	150,000	131,396
3.95%, 03/15/27 (a)	100,000	98,381
Jackson Financial, Inc.
1.13%, 11/22/23 (d)	100,000	96,164
Kemper Corp.
4.35%, 02/15/25 (a)	120,000	119,590
Lincoln National Corp.
4.00%, 09/01/23	100,000	100,726
3.63%, 12/12/26 (a)	100,000	97,126
Loews Corp.
3.75%, 04/01/26 (a)	100,000	99,205
Manulife Financial Corp.
4.15%, 03/04/26	175,000	173,689
4.06%, 02/24/32 (a)(b)	125,000	115,759
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	210,000	210,500
3.50%, 06/03/24 (a)	80,000	79,825
3.50%, 03/10/25 (a)	100,000	98,870
3.75%, 03/14/26 (a)	100,000	99,194
MetLife, Inc.
4.37%, 09/15/23	125,000	126,538
3.60%, 04/10/24	175,000	175,556
3.00%, 03/01/25	100,000	98,393
3.60%, 11/13/25 (a)	100,000	99,386
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	76,169
3.88%, 08/26/26 (a)	125,000	121,538
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	97,985
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,917
5.20%, 03/15/44 (a)(b)	100,000	95,244
5.38%, 05/15/45 (a)(b)	200,000	191,950
Reinsurance Group of America, Inc.
4.70%, 09/15/23	75,000	75,731
3.95%, 09/15/26 (a)	75,000	74,052
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	44,751
Swiss Re America Holding Corp.
7.00%, 02/15/26	100,000	110,194
The Progressive Corp.
2.45%, 01/15/27	100,000	94,348
2.50%, 03/15/27 (a)	100,000	94,516
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	123,704
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	150,682
0.55%, 05/15/24 (a)	50,000	47,685
2.38%, 08/15/24	275,000	269,797
3.75%, 07/15/25	300,000	300,396
3.70%, 12/15/25	100,000	99,924
1.25%, 01/15/26	150,000	138,537
3.10%, 03/15/26	200,000	195,978
1.15%, 05/15/26 (a)	250,000	227,695
3.70%, 05/15/27 (a)	200,000	199,342
Unum Group
4.00%, 03/15/24	50,000	49,940
Voya Financial, Inc.
3.65%, 06/15/26	75,000	72,944
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	98,820
4.65%, 06/15/27 (a)	100,000	98,476
		10,562,296

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 2.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	125,000	123,101
4.30%, 01/15/26 (a)	50,000	50,241
3.95%, 01/15/27 (a)	125,000	123,572
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	75,000	75,406
3.30%, 07/15/26 (a)	100,000	97,782
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	75,000	75,322
3.50%, 11/15/24 (a)	125,000	123,532
3.45%, 06/01/25 (a)	75,000	73,856
3.50%, 11/15/25 (a)	150,000	145,768
2.95%, 05/11/26 (a)	100,000	95,675
Boston Properties LP
3.13%, 09/01/23 (a)	100,000	99,214
3.80%, 02/01/24 (a)	125,000	124,599
3.20%, 01/15/25 (a)	170,000	165,876
3.65%, 02/01/26 (a)	300,000	291,588
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	75,000	74,452
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	172,762
3.85%, 02/01/25 (a)	20,000	19,705
4.13%, 06/15/26 (a)	200,000	195,948
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	68,006
CubeSmart LP
4.00%, 11/15/25 (a)	100,000	98,943
Duke Realty LP
3.25%, 06/30/26 (a)	75,000	72,337
EPR Properties
4.75%, 12/15/26 (a)	125,000	117,240
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	99,846
3.50%, 04/01/25 (a)	15,000	14,729
3.38%, 04/15/26 (a)	150,000	145,206
3.63%, 05/01/27 (a)	100,000	96,929
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	125,000	124,799
1.25%, 02/15/26 (a)	100,000	89,573
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	119,109
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	24,602
4.00%, 06/01/25 (a)	200,000	199,250
1.35%, 02/01/27 (a)	100,000	87,943
Highwoods Realty LP
3.88%, 03/01/27 (a)	75,000	72,450
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	115,000	114,200
4.50%, 02/01/26 (a)	100,000	98,530
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	73,163
4.38%, 10/01/25 (a)	75,000	74,172
Kimco Realty Corp.
2.70%, 03/01/24 (a)	100,000	98,119
3.30%, 02/01/25 (a)	25,000	24,491
2.80%, 10/01/26 (a)	150,000	140,745
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	96,028
LifeStorage LP/CA
3.50%, 07/01/26 (a)	100,000	95,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	40,245
3.75%, 06/15/24 (a)	100,000	99,702
1.10%, 09/15/26 (a)	175,000	153,872
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	155,000	154,743
4.00%, 11/15/25 (a)	100,000	99,663
Office Properties Income Trust
4.25%, 05/15/24 (a)	75,000	72,981
4.50%, 02/01/25 (a)	100,000	95,919
2.65%, 06/15/26 (a)	50,000	42,561
2.40%, 02/01/27 (a)	75,000	61,319
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	45,000	45,097
4.95%, 04/01/24 (a)	75,000	75,310
4.50%, 01/15/25 (a)	75,000	74,254
5.25%, 01/15/26 (a)	125,000	123,902
4.50%, 04/01/27 (a)	125,000	119,025
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	98,204
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	75,000	75,477
Prologis LP
3.25%, 10/01/26 (a)	75,000	73,021
Public Storage
0.88%, 02/15/26 (a)	100,000	89,384
1.50%, 11/09/26 (a)	100,000	90,394
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	50,481
3.88%, 07/15/24 (a)	75,000	75,076
4.63%, 11/01/25 (a)	150,000	152,205
0.75%, 03/15/26 (a)	75,000	66,135
4.88%, 06/01/26 (a)	75,000	76,554
4.13%, 10/15/26 (a)	125,000	124,524
3.00%, 01/15/27 (a)	150,000	142,294
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	97,043
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	97,242
Simon Property Group LP
3.75%, 02/01/24 (a)	125,000	124,842
2.00%, 09/13/24 (a)	150,000	143,653
3.38%, 10/01/24 (a)	100,000	99,099
3.50%, 09/01/25 (a)	225,000	219,928
3.30%, 01/15/26 (a)	200,000	193,604
3.25%, 11/30/26 (a)	150,000	143,394
1.38%, 01/15/27 (a)	75,000	65,732
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	97,298
4.25%, 02/01/26 (a)	100,000	98,142
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	92,049
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	99,018
3.75%, 05/01/24 (a)	35,000	34,800
2.65%, 01/15/25 (a)	160,000	153,288
4.13%, 01/15/26 (a)	150,000	148,492
3.25%, 10/15/26 (a)	100,000	94,612
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	48,534
2.15%, 06/01/26 (a)	50,000	44,572
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	25,182
3.63%, 03/15/24 (a)	180,000	178,666

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 06/01/25 (a)	225,000	223,814
4.25%, 04/01/26 (a)	150,000	148,686
2.70%, 02/15/27 (a)	75,000	69,416
WP Carey, Inc.
4.60%, 04/01/24 (a)	100,000	100,679
4.00%, 02/01/25 (a)	75,000	74,791
4.25%, 10/01/26 (a)	50,000	49,543
		9,713,005
		166,371,985

Industrial 48.1%
Basic Industry 1.5%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	74,855
1.50%, 10/15/25 (a)	100,000	94,251
1.85%, 05/15/27 (a)	100,000	91,202
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	74,027
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	206,064
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	150,000	148,140
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	199,336
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	425,000	427,652
4.49%, 11/15/25 (a)	350,000	352,681
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	148,350
Ecolab, Inc.
0.90%, 12/15/23 (a)	50,000	48,575
2.70%, 11/01/26 (a)	150,000	144,124
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	93,907
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	49,643
FMC Corp.
3.20%, 10/01/26 (a)	125,000	119,106
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	125,000	124,635
Georgia-Pacific LLC
8.00%, 01/15/24	90,000	95,475
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	102,421
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,761
3.20%, 01/30/26 (a)	125,000	124,529
LYB International Finance BV
4.00%, 07/15/23	63,000	62,936
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	67,970
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	204,668
Mosaic Co.
4.25%, 11/15/23 (a)	150,000	151,069
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	94,350
4.30%, 05/23/27 (a)	150,000	149,596
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,731
4.00%, 12/15/26 (a)	75,000	74,951
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Packaging Corp. of America
3.65%, 09/15/24 (a)	75,000	74,540
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	48,701
1.20%, 03/15/26 (a)	150,000	134,573
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,313
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	96,125
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	99,277
3.45%, 08/01/25 (a)	75,000	73,907
3.95%, 01/15/26 (a)	75,000	74,569
3.45%, 06/01/27 (a)	250,000	238,805
Southern Copper Corp.
3.88%, 04/23/25	100,000	99,106
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	72,824
2.40%, 06/15/25 (a)	75,000	71,060
5.00%, 12/15/26 (a)	50,000	49,541
Vale Overseas Ltd.
6.25%, 08/10/26	275,000	287,499
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	175,000	170,553
WRKCo, Inc.
3.75%, 03/15/25 (a)	150,000	148,585
4.65%, 03/15/26 (a)	150,000	150,973
		5,595,956
Capital Goods 5.2%
3M Co.
3.25%, 02/14/24 (a)	150,000	150,211
2.00%, 02/14/25 (a)	120,000	115,614
2.65%, 04/15/25 (a)	150,000	146,577
3.00%, 08/07/25	150,000	147,757
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	97,332
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	120,198
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	24,805
2.05%, 03/01/25 (a)	100,000	95,306
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	142,144
1.57%, 01/15/26 (a)	250,000	223,310
1.65%, 01/15/27 (a)	75,000	65,551
Boeing Co.
1.95%, 02/01/24	75,000	72,482
1.43%, 02/04/24 (a)	450,000	430,713
2.80%, 03/01/24 (a)	125,000	122,684
2.85%, 10/30/24 (a)	100,000	97,373
4.88%, 05/01/25 (a)	600,000	597,948
2.60%, 10/30/25 (a)	50,000	46,774
2.75%, 02/01/26 (a)	275,000	255,568
2.20%, 02/04/26 (a)	975,000	880,337
3.10%, 05/01/26 (a)	125,000	117,020
2.25%, 06/15/26 (a)	75,000	67,735
2.70%, 02/01/27 (a)	175,000	155,799
2.80%, 03/01/27 (a)	50,000	44,881
5.04%, 05/01/27 (a)	325,000	321,197
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	129,000	127,470

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carrier Global Corp.
2.24%, 02/15/25 (a)	355,000	337,335
2.49%, 02/15/27 (a)	50,000	45,696
Caterpillar Financial Services Corp.
0.65%, 07/07/23	75,000	73,160
0.45%, 09/14/23	150,000	145,600
3.75%, 11/24/23	170,000	171,538
3.65%, 12/07/23	150,000	151,147
2.85%, 05/17/24	175,000	173,533
3.30%, 06/09/24	215,000	215,041
2.15%, 11/08/24	125,000	121,420
3.25%, 12/01/24	250,000	249,922
3.40%, 05/13/25	225,000	224,752
0.80%, 11/13/25	250,000	227,387
0.90%, 03/02/26	200,000	181,922
1.15%, 09/14/26	150,000	135,359
1.70%, 01/08/27	100,000	91,743
Caterpillar, Inc.
3.40%, 05/15/24 (a)	125,000	125,476
CNH Industrial Capital LLC
1.95%, 07/02/23	125,000	122,176
4.20%, 01/15/24	100,000	100,071
1.88%, 01/15/26 (a)	150,000	136,233
CNH Industrial NV
4.50%, 08/15/23	125,000	126,175
Deere & Co.
2.75%, 04/15/25 (a)	50,000	48,953
Dover Corp.
3.15%, 11/15/25 (a)	75,000	73,797
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	98,991
0.88%, 10/15/26 (a)	150,000	132,831
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	165,839
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	100,000	100,387
4.00%, 06/15/25 (a)	100,000	98,800
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	48,772
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	97,454
3.25%, 04/01/25 (a)	150,000	148,885
3.50%, 05/15/25 (a)	100,000	99,796
1.15%, 06/01/26 (a)	125,000	113,385
2.13%, 08/15/26 (a)	100,000	93,947
3.50%, 04/01/27 (a)	125,000	122,990
Honeywell International, Inc.
2.30%, 08/15/24 (a)	175,000	171,906
1.35%, 06/01/25 (a)	175,000	165,093
2.50%, 11/01/26 (a)	325,000	310,739
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	73,067
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)	75,000	72,327
3.84%, 05/01/25 (a)	125,000	122,238
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	120,000	120,521
2.65%, 11/15/26 (a)	200,000	191,286
John Deere Capital Corp.
0.40%, 10/10/23	150,000	145,215
3.65%, 10/12/23	120,000	120,984
3.45%, 01/10/24	50,000	50,191
0.45%, 01/17/24	250,000	240,002
2.60%, 03/07/24	180,000	178,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.45%, 06/07/24	125,000	118,618
2.65%, 06/24/24	170,000	168,431
0.63%, 09/10/24	150,000	141,830
2.05%, 01/09/25	20,000	19,380
2.13%, 03/07/25	50,000	48,335
3.45%, 03/13/25	100,000	100,236
3.40%, 09/11/25	125,000	124,705
0.70%, 01/15/26	50,000	45,238
2.65%, 06/10/26	100,000	96,372
1.05%, 06/17/26	200,000	181,228
1.30%, 10/13/26	50,000	45,398
1.70%, 01/11/27	150,000	137,037
2.35%, 03/08/27	100,000	93,931
1.75%, 03/09/27	100,000	91,319
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	149,367
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	85,000	85,395
3.83%, 04/27/25 (a)	125,000	123,718
3.85%, 12/15/26 (a)	50,000	49,095
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	74,477
Legrand France S.A.
8.50%, 02/15/25	70,000	77,502
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	91,779
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	200,000	200,376
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	150,898
Northrop Grumman Corp.
3.25%, 08/01/23	175,000	175,007
2.93%, 01/15/25 (a)	225,000	220,372
3.20%, 02/01/27 (a)	150,000	144,256
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	236,777
Owens Corning
4.20%, 12/01/24 (a)	125,000	124,876
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	146,703
3.25%, 03/01/27 (a)	175,000	167,239
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	99,681
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	50,000	50,226
3.20%, 03/15/24 (a)	100,000	99,795
3.95%, 08/16/25 (a)	250,000	251,165
2.65%, 11/01/26 (a)	150,000	143,512
3.50%, 03/15/27 (a)	200,000	195,524
3.13%, 05/04/27 (a)	150,000	143,659
Republic Services, Inc.
2.50%, 08/15/24 (a)	170,000	164,859
3.20%, 03/15/25 (a)	130,000	127,932
0.88%, 11/15/25 (a)	100,000	90,356
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	125,000	121,345
2.88%, 03/01/25 (a)	50,000	49,057
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	125,000	125,190
2.35%, 09/15/24 (a)	75,000	72,802
1.00%, 09/15/25 (a)	125,000	113,093
3.85%, 12/15/25 (a)	75,000	74,579
3.80%, 12/15/26 (a)	125,000	122,445

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sonoco Products Co.
2.25%, 02/01/27 (a)	125,000	112,821
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	125,000	123,076
4.00%, 03/15/60 (a)(b)	150,000	131,055
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	125,000	118,363
1.60%, 04/01/26 (a)	50,000	44,903
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,052
3.88%, 03/01/25 (a)	75,000	74,672
4.00%, 03/15/26 (a)	100,000	98,972
Timken Co.
3.88%, 09/01/24 (a)	75,000	74,403
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	148,251
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	87,768
Vulcan Materials Co.
4.50%, 04/01/25 (a)	75,000	76,184
3.90%, 04/01/27 (a)	100,000	98,611
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	74,258
0.75%, 11/15/25 (a)	75,000	68,382
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)	150,000	149,757
3.20%, 06/15/25 (a)	100,000	95,522
3.45%, 11/15/26 (a)	125,000	114,899
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	85,802
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	96,789
		18,788,700
Communications 4.8%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	147,635
American Tower Corp.
0.60%, 01/15/24	75,000	71,183
5.00%, 02/15/24	200,000	202,556
3.38%, 05/15/24 (a)	100,000	98,559
2.95%, 01/15/25 (a)	150,000	144,902
2.40%, 03/15/25 (a)	175,000	165,452
1.30%, 09/15/25 (a)	200,000	181,082
1.60%, 04/15/26 (a)	200,000	179,338
1.45%, 09/15/26 (a)	100,000	87,605
3.38%, 10/15/26 (a)	200,000	189,280
2.75%, 01/15/27 (a)	200,000	182,942
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	382,296
1.70%, 03/25/26 (a)	650,000	594,672
3.80%, 02/15/27 (a)	100,000	98,247
4.25%, 03/01/27 (a)	200,000	199,758
2.30%, 06/01/27 (a)	450,000	411,124
Bell Canada
0.75%, 03/17/24	100,000	95,319
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	201,142
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	185,000	186,251
4.91%, 07/23/25 (a)	775,000	777,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	401,288
3.38%, 02/15/25 (a)	175,000	173,796
3.38%, 08/15/25 (a)	150,000	148,311
3.95%, 10/15/25 (a)	550,000	552,948
3.15%, 03/01/26 (a)	450,000	439,101
2.35%, 01/15/27 (a)	250,000	233,347
3.30%, 02/01/27 (a)	250,000	243,210
Crown Castle International Corp.
3.20%, 09/01/24 (a)	150,000	146,973
1.35%, 07/15/25 (a)	100,000	91,423
4.45%, 02/15/26 (a)	200,000	198,290
3.70%, 06/15/26 (a)	50,000	48,332
1.05%, 07/15/26 (a)	250,000	216,972
4.00%, 03/01/27 (a)	100,000	97,149
2.90%, 03/15/27 (a)	150,000	138,918
Discovery Communications LLC
3.80%, 03/13/24 (a)	100,000	99,524
3.90%, 11/15/24 (a)	75,000	73,900
3.95%, 06/15/25 (a)	100,000	97,863
4.90%, 03/11/26 (a)	125,000	125,343
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	76,745
Fox Corp.
4.03%, 01/25/24 (a)	200,000	200,032
3.05%, 04/07/25 (a)	120,000	116,380
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	105,600
Magallanes, Inc.
3.43%, 03/15/24 (d)	200,000	196,084
3.53%, 03/15/24 (a)(d)	100,000	98,029
3.64%, 03/15/25 (d)	300,000	291,282
3.76%, 03/15/27 (a)(d)	700,000	657,167
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	148,894
3.60%, 04/15/26 (a)	250,000	243,275
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	200,000	201,100
3.63%, 12/15/25 (a)	100,000	97,974
2.90%, 11/15/26 (a)	125,000	118,235
3.20%, 03/15/27 (a)(d)	250,000	237,402
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	200,000	197,550
3.70%, 04/14/27 (a)	150,000	145,701
TCI Communications, Inc.
7.88%, 02/15/26	50,000	56,241
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	245,105
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	525,000	514,269
1.50%, 02/15/26 (a)	125,000	113,176
3.75%, 04/15/27 (a)	675,000	649,559
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	196,976
3.00%, 02/13/26	250,000	243,395
1.85%, 07/30/26	200,000	184,966
Verizon Communications, Inc.
0.75%, 03/22/24	150,000	143,108
3.50%, 11/01/24 (a)	175,000	174,811
3.38%, 02/15/25	275,000	273,325
0.85%, 11/20/25 (a)	150,000	136,106
1.45%, 03/20/26 (a)	400,000	366,412
2.63%, 08/15/26	325,000	307,430
4.13%, 03/16/27	450,000	449,185
3.00%, 03/22/27 (a)	200,000	190,240

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	133,000	134,436
4.00%, 01/15/26 (a)	175,000	171,187
Vodafone Group PLC
3.75%, 01/16/24	155,000	155,761
4.13%, 05/30/25	275,000	276,196
Walt Disney Co.
1.75%, 08/30/24 (a)	100,000	96,380
3.70%, 09/15/24 (a)	150,000	150,327
3.35%, 03/24/25	350,000	347,410
3.70%, 10/15/25 (a)	100,000	100,065
1.75%, 01/13/26	150,000	139,901
3.38%, 11/15/26 (a)	100,000	97,872
3.70%, 03/23/27	100,000	99,047
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,776
WPP Finance 2010
3.75%, 09/19/24	145,000	141,836
		17,604,257
Consumer Cyclical 7.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	300,000	298,320
Amazon.com, Inc.
0.45%, 05/12/24	400,000	380,872
2.80%, 08/22/24 (a)	350,000	347,042
3.80%, 12/05/24 (a)	225,000	227,844
3.00%, 04/13/25	250,000	248,447
0.80%, 06/03/25 (a)	225,000	209,446
5.20%, 12/03/25 (a)	75,000	78,780
1.00%, 05/12/26 (a)	550,000	500,571
3.30%, 04/13/27 (a)	450,000	441,823
1.20%, 06/03/27 (a)	175,000	155,871
American Honda Finance Corp.
0.88%, 07/07/23	250,000	243,945
3.45%, 07/14/23	125,000	125,126
0.65%, 09/08/23	150,000	145,565
3.63%, 10/10/23	150,000	150,499
3.55%, 01/12/24	100,000	100,191
2.90%, 02/16/24	150,000	148,655
2.40%, 06/27/24	100,000	97,825
0.55%, 07/12/24	250,000	235,327
2.15%, 09/10/24	130,000	126,029
1.20%, 07/08/25	25,000	23,102
1.00%, 09/10/25	150,000	136,805
1.30%, 09/09/26	225,000	203,211
2.30%, 09/09/26	125,000	117,030
2.35%, 01/08/27	150,000	139,773
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	119,521
AutoNation, Inc.
3.50%, 11/15/24 (a)	165,000	160,025
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	98,965
3.25%, 04/15/25 (a)	15,000	14,716
3.63%, 04/15/25 (a)	115,000	113,722
3.13%, 04/21/26 (a)	100,000	96,418
3.75%, 06/01/27 (a)	100,000	97,081
Block Financial LLC
5.25%, 10/01/25 (a)	75,000	76,277
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	125,366
3.60%, 06/01/26 (a)	100,000	98,695
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BorgWarner, Inc.
3.38%, 03/15/25 (a)	110,000	107,979
CBRE Services, Inc.
4.88%, 03/01/26 (a)	125,000	126,479
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	205,000	203,659
1.38%, 06/20/27 (a)	250,000	224,515
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,078
0.75%, 09/01/25 (a)	150,000	137,324
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,315
Dollar General Corp.
4.15%, 11/01/25 (a)	75,000	75,190
3.88%, 04/15/27 (a)	125,000	122,778
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	175,000	174,508
DR Horton, Inc.
5.75%, 08/15/23 (a)	65,000	66,260
2.50%, 10/15/24 (a)	100,000	95,631
2.60%, 10/15/25 (a)	90,000	84,806
1.30%, 10/15/26 (a)	100,000	86,446
eBay, Inc.
3.45%, 08/01/24 (a)	145,000	143,695
1.90%, 03/11/25 (a)	150,000	141,143
1.40%, 05/10/26 (a)	125,000	112,524
3.60%, 06/05/27 (a)	150,000	144,366
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	125,150
General Motors Co.
4.88%, 10/02/23	200,000	201,936
4.00%, 04/01/25	130,000	128,422
6.13%, 10/01/25 (a)	250,000	258,600
General Motors Financial Co., Inc.
1.70%, 08/18/23	250,000	244,065
5.10%, 01/17/24 (a)	300,000	303,153
1.05%, 03/08/24	150,000	142,170
3.95%, 04/13/24 (a)	70,000	69,465
1.20%, 10/15/24	150,000	139,586
3.50%, 11/07/24 (a)	150,000	146,723
4.00%, 01/15/25 (a)	200,000	197,424
2.90%, 02/26/25 (a)	225,000	214,909
3.80%, 04/07/25	200,000	195,298
4.35%, 04/09/25 (a)	225,000	222,565
2.75%, 06/20/25 (a)	250,000	235,732
4.30%, 07/13/25 (a)	175,000	172,366
1.25%, 01/08/26 (a)	175,000	153,883
5.25%, 03/01/26 (a)	225,000	225,481
1.50%, 06/10/26 (a)	225,000	196,886
4.00%, 10/06/26 (a)	125,000	119,493
4.35%, 01/17/27 (a)	225,000	216,151
2.35%, 02/26/27 (a)	150,000	132,260
5.00%, 04/09/27 (a)	150,000	147,162
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	94,425
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	95,000	95,067
3.35%, 09/01/24 (a)	65,000	62,590
5.25%, 06/01/25 (a)	150,000	147,500
5.38%, 04/15/26 (a)	175,000	171,453
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,086
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	75,159

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Home Depot, Inc.
3.75%, 02/15/24 (a)	40,000	40,363
3.35%, 09/15/25 (a)	225,000	223,729
3.00%, 04/01/26 (a)	200,000	196,442
2.13%, 09/15/26 (a)	250,000	236,767
2.50%, 04/15/27 (a)	250,000	236,877
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	187,444
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	97,904
1.80%, 10/01/24 (a)	175,000	165,931
5.63%, 04/23/25 (a)	90,000	91,469
4.85%, 03/15/26 (a)	75,000	74,842
JD.com, Inc.
3.88%, 04/29/26	200,000	196,092
Kohl's Corp.
4.25%, 07/17/25 (a)	75,000	74,062
Lennar Corp.
4.88%, 12/15/23 (a)	75,000	75,757
4.50%, 04/30/24 (a)	125,000	124,930
5.88%, 11/15/24 (a)	75,000	77,044
4.75%, 05/30/25 (a)	75,000	75,334
5.25%, 06/01/26 (a)	50,000	50,542
5.00%, 06/15/27 (a)	50,000	49,614
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	100,600
3.13%, 09/15/24 (a)	125,000	123,316
4.00%, 04/15/25 (a)	75,000	75,456
3.38%, 09/15/25 (a)	100,000	98,339
2.50%, 04/15/26 (a)	250,000	236,847
3.35%, 04/01/27 (a)	150,000	144,519
3.10%, 05/03/27 (a)	250,000	237,747
Magna International, Inc.
3.63%, 06/15/24 (a)	175,000	174,291
4.15%, 10/01/25 (a)	100,000	100,443
Marriott International, Inc.
4.15%, 12/01/23 (a)	75,000	75,354
3.60%, 04/15/24 (a)	115,000	114,048
5.75%, 05/01/25 (a)	150,000	155,715
3.75%, 10/01/25 (a)	150,000	147,404
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	49,587
3.30%, 07/01/25 (a)	225,000	223,254
1.45%, 09/01/25 (a)	50,000	46,629
3.70%, 01/30/26 (a)	350,000	350,115
3.50%, 03/01/27 (a)	150,000	147,014
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	78,118
2.38%, 11/01/26 (a)	200,000	190,488
2.75%, 03/27/27 (a)	150,000	144,401
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	98,152
PACCAR Financial Corp.
3.40%, 08/09/23	75,000	75,131
0.35%, 08/11/23	100,000	96,934
0.35%, 02/02/24	100,000	95,448
2.15%, 08/15/24	125,000	121,858
1.80%, 02/06/25	10,000	9,569
1.10%, 05/11/26	50,000	45,292
2.00%, 02/04/27	100,000	92,609
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	152,755
PVH Corp.
4.63%, 07/10/25 (a)(d)	100,000	100,030
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	99,722
Ross Stores, Inc.
4.60%, 04/15/25 (a)	145,000	146,843
0.88%, 04/15/26 (a)	50,000	44,330
Starbucks Corp.
3.85%, 10/01/23 (a)	150,000	151,213
3.80%, 08/15/25 (a)	325,000	324,291
Tapestry, Inc.
4.25%, 04/01/25 (a)	75,000	74,956
Target Corp.
3.50%, 07/01/24	190,000	190,644
2.25%, 04/15/25 (a)	300,000	289,992
2.50%, 04/15/26	275,000	264,132
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	187,910
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	73,889
4.88%, 03/15/27 (a)	75,000	71,389
Toyota Motor Corp.
3.42%, 07/20/23	200,000	200,916
0.68%, 03/25/24 (a)	250,000	238,677
1.34%, 03/25/26 (a)	200,000	182,322
Toyota Motor Credit Corp.
0.50%, 08/14/23	350,000	339,832
1.35%, 08/25/23	150,000	146,981
3.45%, 09/20/23	150,000	150,702
3.35%, 01/08/24	125,000	125,181
0.45%, 01/11/24	200,000	191,654
2.90%, 04/17/24	100,000	99,111
0.63%, 09/13/24	300,000	282,048
2.00%, 10/07/24	75,000	72,575
1.45%, 01/13/25	100,000	94,870
1.80%, 02/13/25	225,000	214,850
3.00%, 04/01/25	250,000	246,005
3.40%, 04/14/25	100,000	99,334
0.80%, 10/16/25	225,000	204,910
0.80%, 01/09/26	150,000	135,723
1.13%, 06/18/26	250,000	225,945
1.90%, 01/13/27	150,000	137,841
3.05%, 03/22/27	250,000	240,172
VF Corp.
2.40%, 04/23/25 (a)	150,000	144,216
VICI Properties LP
4.38%, 05/15/25	75,000	73,524
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23 (a)	150,000	144,980
3.80%, 11/18/24 (a)	215,000	213,951
3.45%, 06/01/26 (a)	250,000	243,300
Walmart, Inc.
3.30%, 04/22/24 (a)	225,000	225,819
2.85%, 07/08/24 (a)	200,000	199,062
2.65%, 12/15/24 (a)	115,000	113,809
3.55%, 06/26/25 (a)	200,000	202,018
3.05%, 07/08/26 (a)	50,000	49,627
1.05%, 09/17/26 (a)	300,000	273,519
		26,583,132
Consumer Non-Cyclical 11.7%
Abbott Laboratories
3.40%, 11/30/23 (a)	175,000	175,801
2.95%, 03/15/25 (a)	150,000	148,152
3.88%, 09/15/25 (a)	25,000	25,308
3.75%, 11/30/26 (a)	325,000	327,655

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AbbVie, Inc.
3.75%, 11/14/23 (a)	225,000	225,931
3.85%, 06/15/24 (a)	150,000	150,018
2.60%, 11/21/24 (a)	625,000	605,694
3.80%, 03/15/25 (a)	475,000	471,865
3.60%, 05/14/25 (a)	625,000	617,062
3.20%, 05/14/26 (a)	350,000	337,141
2.95%, 11/21/26 (a)	675,000	640,096
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	71,684
Altria Group, Inc.
4.00%, 01/31/24	140,000	140,414
3.80%, 02/14/24 (a)(h)	75,000	74,830
2.35%, 05/06/25 (a)	130,000	122,686
4.40%, 02/14/26 (a)	100,000	97,920
2.63%, 09/16/26 (a)	125,000	114,591
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	125,000	124,013
3.25%, 03/01/25 (a)	20,000	19,590
Amgen, Inc.
2.25%, 08/19/23 (a)	50,000	49,458
3.63%, 05/22/24 (a)	250,000	249,680
1.90%, 02/21/25 (a)	120,000	114,719
3.13%, 05/01/25 (a)	200,000	196,564
2.60%, 08/19/26 (a)	225,000	213,151
2.20%, 02/21/27 (a)	250,000	229,940
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	541,887
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	191,660
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	275,000	261,011
1.20%, 05/28/26 (a)	225,000	203,474
AstraZeneca PLC
3.50%, 08/17/23 (a)	75,000	75,286
3.38%, 11/16/25	350,000	346,752
0.70%, 04/08/26 (a)	200,000	178,316
BAT Capital Corp.
3.22%, 08/15/24 (a)	425,000	413,890
2.79%, 09/06/24 (a)	175,000	169,092
3.22%, 09/06/26 (a)	200,000	186,840
4.70%, 04/02/27 (a)	100,000	97,786
BAT International Finance PLC
1.67%, 03/25/26 (a)	275,000	244,062
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	148,947
Baxter International, Inc.
0.87%, 12/01/23	200,000	192,060
1.32%, 11/29/24	100,000	93,955
2.60%, 08/15/26 (a)	200,000	187,534
1.92%, 02/01/27 (a)	250,000	224,102
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	200,000	198,002
3.73%, 12/15/24 (a)	145,000	144,303
3.70%, 06/06/27 (a)	275,000	266,277
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	297,192
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,541
Boston Scientific Corp.
3.45%, 03/01/24 (a)	77,000	76,898
1.90%, 06/01/25 (a)	100,000	94,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bristol-Myers Squibb Co.
3.25%, 11/01/23	125,000	125,306
0.54%, 11/13/23 (a)	150,000	145,054
3.63%, 05/15/24 (a)	75,000	75,422
2.90%, 07/26/24 (a)	425,000	421,366
0.75%, 11/13/25 (a)	200,000	182,464
3.20%, 06/15/26 (a)	325,000	321,035
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	75,073
Brunswick Corp.
0.85%, 08/18/24 (a)	75,000	69,314
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,185
3.25%, 08/15/26 (a)	150,000	142,776
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	149,767
3.30%, 03/19/25 (a)	75,000	73,928
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	125,000	123,084
3.50%, 11/15/24 (a)	70,000	69,447
3.75%, 09/15/25 (a)	100,000	98,937
3.41%, 06/15/27 (a)	150,000	144,379
Cigna Corp.
3.75%, 07/15/23 (a)	217,000	217,286
0.61%, 03/15/24 (a)	100,000	95,269
3.50%, 06/15/24 (a)	125,000	124,436
3.25%, 04/15/25 (a)	25,000	24,534
4.13%, 11/15/25 (a)	375,000	376,245
4.50%, 02/25/26 (a)	225,000	228,170
1.25%, 03/15/26 (a)	100,000	90,310
3.40%, 03/01/27 (a)	250,000	240,445
Coca-Cola Co.
1.75%, 09/06/24	200,000	195,464
3.38%, 03/25/27	200,000	198,300
1.45%, 06/01/27	250,000	226,437
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	100,175
CommonSpirit Health
1.55%, 10/01/25 (a)	225,000	206,586
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	75,000	75,320
4.60%, 11/01/25 (a)	250,000	251,405
Constellation Brands, Inc.
4.75%, 11/15/24	75,000	76,121
4.40%, 11/15/25 (a)	100,000	100,639
4.75%, 12/01/25	50,000	50,882
3.70%, 12/06/26 (a)	100,000	97,525
3.50%, 05/09/27 (a)	100,000	96,127
4.35%, 05/09/27 (a)	100,000	99,440
CVS Health Corp.
4.00%, 12/05/23 (a)	75,000	75,446
3.38%, 08/12/24 (a)	125,000	124,506
2.63%, 08/15/24 (a)	190,000	185,942
4.10%, 03/25/25 (a)	175,000	176,337
3.88%, 07/20/25 (a)	500,000	498,120
2.88%, 06/01/26 (a)	300,000	286,125
3.00%, 08/15/26 (a)	50,000	47,923
3.63%, 04/01/27 (a)	150,000	146,190
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	49,319
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	155,000	148,964

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	193,268
1.38%, 09/29/25 (a)	200,000	186,798
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	98,509
5.50%, 03/15/27	100,000	107,708
3.10%, 05/15/27 (a)	75,000	73,108
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	97,033
General Mills, Inc.
3.65%, 02/15/24 (a)	125,000	125,871
4.00%, 04/17/25 (a)	100,000	100,040
3.20%, 02/10/27 (a)	150,000	144,241
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	125,000	123,828
0.75%, 09/29/23 (a)	263,000	254,671
3.70%, 04/01/24 (a)	295,000	295,481
3.50%, 02/01/25 (a)	300,000	296,874
3.65%, 03/01/26 (a)	475,000	468,046
2.95%, 03/01/27 (a)	150,000	142,113
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	225,000	217,548
3.00%, 06/01/24 (a)	175,000	173,652
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	175,623
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (d)	250,000	243,972
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(d)	250,000	246,602
3.38%, 03/24/27 (a)(d)	300,000	287,169
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	97,480
3.55%, 11/19/26 (a)	125,000	119,526
HCA, Inc.
5.00%, 03/15/24	350,000	351,662
5.38%, 02/01/25	450,000	449,379
5.25%, 04/15/25	225,000	225,661
5.88%, 02/15/26 (a)	300,000	302,199
5.25%, 06/15/26 (a)	275,000	273,773
5.38%, 09/01/26 (a)	150,000	148,842
4.50%, 02/15/27 (a)	150,000	144,423
3.13%, 03/15/27 (a)(d)	200,000	182,918
Hershey Co.
2.05%, 11/15/24 (a)	150,000	145,941
2.30%, 08/15/26 (a)	100,000	95,075
Hormel Foods Corp.
0.65%, 06/03/24 (a)	200,000	190,632
JM Smucker Co.
3.50%, 03/15/25	200,000	197,474
Johnson & Johnson
3.38%, 12/05/23	75,000	75,503
2.63%, 01/15/25 (a)	145,000	143,376
0.55%, 09/01/25 (a)	175,000	161,569
2.45%, 03/01/26 (a)	375,000	364,702
2.95%, 03/03/27 (a)	175,000	171,208
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	97,352
Kellogg Co.
2.65%, 12/01/23	125,000	123,885
3.25%, 04/01/26	100,000	97,320
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	100,000	99,821
0.75%, 03/15/24 (a)	200,000	190,620
4.42%, 05/25/25 (a)	100,000	100,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 11/15/25 (a)	100,000	97,802
2.55%, 09/15/26 (a)	75,000	69,913
Kimberly-Clark Corp.
3.05%, 08/15/25	75,000	73,942
2.75%, 02/15/26	100,000	97,351
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	350,000	330,872
3.88%, 05/15/27 (a)	225,000	217,836
Kroger Co.
3.85%, 08/01/23 (a)	125,000	125,584
4.00%, 02/01/24 (a)	110,000	110,666
3.50%, 02/01/26 (a)	50,000	49,258
2.65%, 10/15/26 (a)	150,000	140,642
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	75,000	75,410
3.25%, 09/01/24 (a)	100,000	98,582
2.30%, 12/01/24 (a)	50,000	47,904
3.60%, 02/01/25 (a)	200,000	197,222
1.55%, 06/01/26 (a)	50,000	44,812
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	122,715
0.90%, 02/15/26 (a)	100,000	88,782
McKesson Corp.
3.80%, 03/15/24 (a)	175,000	175,464
0.90%, 12/03/25 (a)	50,000	45,064
1.30%, 08/15/26 (a)	100,000	89,169
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	151,087
Merck & Co., Inc.
2.90%, 03/07/24 (a)	145,000	144,314
2.75%, 02/10/25 (a)	420,000	414,704
0.75%, 02/24/26 (a)	175,000	158,779
1.70%, 06/10/27 (a)	150,000	136,433
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	329,602
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	163,583
2.63%, 03/17/27 (a)	150,000	140,483
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	99,772
Novartis Capital Corp.
3.40%, 05/06/24	400,000	401,996
1.75%, 02/14/25 (a)	35,000	33,793
3.00%, 11/20/25 (a)	325,000	320,840
2.00%, 02/14/27 (a)	325,000	302,721
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	69,188
PepsiCo, Inc.
0.40%, 10/07/23	150,000	145,548
3.60%, 03/01/24 (a)	225,000	226,483
2.25%, 03/19/25 (a)	275,000	267,913
2.75%, 04/30/25 (a)	225,000	221,742
3.50%, 07/17/25 (a)	100,000	100,502
2.85%, 02/24/26 (a)	125,000	122,888
2.38%, 10/06/26 (a)	125,000	120,138
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	100,000	96,372
0.85%, 09/15/24 (a)	150,000	139,289
Pfizer, Inc.
3.20%, 09/15/23 (a)	200,000	200,614
2.95%, 03/15/24 (a)	150,000	149,392
3.40%, 05/15/24	100,000	100,598
0.80%, 05/28/25 (a)	150,000	140,004

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 06/03/26	250,000	243,782
3.00%, 12/15/26	250,000	244,675
Philip Morris International, Inc.
3.60%, 11/15/23	100,000	100,516
2.88%, 05/01/24 (a)	65,000	64,277
3.25%, 11/10/24	130,000	128,466
1.50%, 05/01/25 (a)	125,000	117,104
3.38%, 08/11/25 (a)	75,000	73,887
2.75%, 02/25/26 (a)	150,000	143,393
0.88%, 05/01/26 (a)	150,000	132,947
Procter & Gamble Co.
3.10%, 08/15/23	100,000	100,623
0.55%, 10/29/25	225,000	207,245
2.70%, 02/02/26	100,000	98,362
1.00%, 04/23/26	150,000	138,018
2.45%, 11/03/26	200,000	192,596
2.80%, 03/25/27	100,000	96,851
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	50,000	50,304
3.50%, 03/30/25 (a)	200,000	196,894
3.45%, 06/01/26 (a)	100,000	97,495
Reynolds American, Inc.
4.85%, 09/15/23	105,000	106,062
4.45%, 06/12/25 (a)	375,000	373,691
Royalty Pharma PLC
0.75%, 09/02/23	175,000	168,539
1.20%, 09/02/25 (a)	175,000	156,830
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	170,000	168,186
3.20%, 09/23/26 (a)	525,000	504,241
Stryker Corp.
0.60%, 12/01/23 (a)	100,000	95,943
3.38%, 05/15/24 (a)	100,000	99,513
1.15%, 06/15/25 (a)	125,000	115,549
3.38%, 11/01/25 (a)	125,000	122,570
3.50%, 03/15/26 (a)	175,000	171,782
Sutter Health
1.32%, 08/15/25 (a)	75,000	69,380
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	124,704
3.30%, 07/15/26 (a)	200,000	193,692
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	201,528
The Procter & Gamble Co.
1.90%, 02/01/27	150,000	141,179
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	194,128
1.22%, 10/18/24 (a)	500,000	474,375
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	50,000	50,176
3.95%, 08/15/24 (a)	250,000	249,802
4.00%, 03/01/26 (a)	150,000	148,959
3.55%, 06/02/27 (a)	200,000	191,820
Unilever Capital Corp.
0.38%, 09/14/23	100,000	96,870
3.25%, 03/07/24 (a)	100,000	100,122
2.60%, 05/05/24 (a)	150,000	147,855
3.38%, 03/22/25 (a)	150,000	149,707
2.00%, 07/28/26	150,000	141,372
2.90%, 05/05/27 (a)	175,000	168,175
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	125,000	108,460
UPMC
3.60%, 04/03/25	160,000	159,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	375,000	353,861
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	113,409
2.30%, 06/22/27 (a)	150,000	128,882
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,076
3.70%, 05/01/25	100,000	99,890
Wyeth LLC
6.45%, 02/01/24	150,000	157,015
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	325,000	320,957
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	101,561
		42,400,361
Energy 6.0%
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	150,000	137,954
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	75,633
5.95%, 06/01/26 (a)	100,000	103,759
BP Capital Markets America, Inc.
3.79%, 02/06/24 (a)	190,000	190,963
3.19%, 04/06/25 (a)	130,000	128,522
3.80%, 09/21/25 (a)	175,000	175,560
3.41%, 02/11/26 (a)	100,000	98,185
3.12%, 05/04/26 (a)	150,000	145,278
3.02%, 01/16/27 (a)	175,000	167,073
3.54%, 04/06/27 (a)	100,000	97,429
3.59%, 04/14/27 (a)	100,000	97,585
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	99,393
3.90%, 02/01/25 (a)	100,000	99,163
2.05%, 07/15/25 (a)	125,000	117,126
3.85%, 06/01/27 (a)	150,000	144,140
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	150,000	154,646
4.25%, 04/15/27 (a)	150,000	147,410
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	225,000	233,444
5.88%, 03/31/25 (a)	250,000	256,155
5.13%, 06/30/27 (a)	300,000	301,383
Chevron Corp.
2.90%, 03/03/24 (a)	200,000	199,462
1.55%, 05/11/25 (a)	450,000	426,829
3.33%, 11/17/25 (a)	150,000	149,480
2.95%, 05/16/26 (a)	400,000	390,980
2.00%, 05/11/27 (a)	100,000	92,236
Chevron USA, Inc.
0.43%, 08/11/23	100,000	97,310
3.90%, 11/15/24 (a)	95,000	95,990
0.69%, 08/12/25 (a)	100,000	92,079
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	176,783
ConocoPhillips Co.
2.40%, 03/07/25 (a)	175,000	169,001
Continental Resources, Inc.
3.80%, 06/01/24 (a)	175,000	173,477
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(d)	150,000	150,033

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	100,000	102,163
5.85%, 12/15/25 (a)	100,000	104,338
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	97,706
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	75,000	74,938
2.50%, 11/15/24 (a)	95,000	91,847
3.60%, 12/15/24 (a)	61,000	60,578
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	98,989
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	78,503
Enbridge, Inc.
4.00%, 10/01/23 (a)	150,000	150,441
3.50%, 06/10/24 (a)	150,000	148,515
2.50%, 01/15/25 (a)	25,000	24,068
1.60%, 10/04/26 (a)	175,000	156,093
4.25%, 12/01/26 (a)	200,000	198,096
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	96,355
Energy Transfer Operating LP
4.20%, 09/15/23 (a)	100,000	100,150
5.88%, 01/15/24 (a)	200,000	203,928
4.90%, 02/01/24 (a)	70,000	70,613
4.50%, 04/15/24 (a)	120,000	120,158
4.05%, 03/15/25 (a)	175,000	172,568
2.90%, 05/15/25 (a)	175,000	166,642
4.75%, 01/15/26 (a)	150,000	149,759
4.40%, 03/15/27 (a)	150,000	144,986
4.20%, 04/15/27 (a)	100,000	96,288
5.50%, 06/01/27 (a)	200,000	203,200
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	50,000	50,250
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	175,000	174,870
3.75%, 02/15/25 (a)	185,000	183,268
3.70%, 02/15/26 (a)	200,000	196,876
EOG Resources, Inc.
3.15%, 04/01/25 (a)	125,000	123,095
4.15%, 01/15/26 (a)	100,000	100,943
EQT Corp.
6.63%, 02/01/25 (a)(g)	175,000	180,500
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	165,000	165,193
2.02%, 08/16/24 (a)	130,000	126,958
2.71%, 03/06/25 (a)	300,000	294,072
2.99%, 03/19/25 (a)	455,000	448,707
3.04%, 03/01/26 (a)	400,000	392,892
2.28%, 08/16/26 (a)	200,000	190,054
3.29%, 03/19/27 (a)	175,000	172,410
Halliburton Co.
3.50%, 08/01/23 (a)	110,000	110,162
3.80%, 11/15/25 (a)	95,000	94,210
Hess Corp.
3.50%, 07/15/24 (a)	75,000	73,884
4.30%, 04/01/27 (a)	200,000	195,300
HF Sinclair Corp.
2.63%, 10/01/23 (d)	25,000	24,309
5.88%, 04/01/26 (a)(d)	150,000	151,674
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	125,000	124,684
4.15%, 02/01/24 (a)	150,000	150,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 05/01/24 (a)	100,000	100,222
4.25%, 09/01/24 (a)	50,000	50,069
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	325,000	324,148
1.75%, 11/15/26 (a)	75,000	66,575
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	150,000	153,237
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	150,000	148,743
4.70%, 05/01/25 (a)	225,000	228,064
5.13%, 12/15/26 (a)	100,000	102,662
MPLX LP
4.50%, 07/15/23 (a)	185,000	185,475
4.88%, 12/01/24 (a)	225,000	226,813
4.00%, 02/15/25 (a)	20,000	19,737
4.88%, 06/01/25 (a)	200,000	201,220
1.75%, 03/01/26 (a)	275,000	248,185
4.13%, 03/01/27 (a)	200,000	193,660
National Fuel Gas Co.
5.20%, 07/15/25 (a)	125,000	126,574
5.50%, 01/15/26 (a)	50,000	50,220
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	97,942
ONEOK Partners LP
5.00%, 09/15/23 (a)	75,000	75,816
4.90%, 03/15/25 (a)	100,000	100,963
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	15,514
2.75%, 09/01/24 (a)	95,000	92,041
2.20%, 09/15/25 (a)	75,000	70,001
5.85%, 01/15/26 (a)	120,000	124,478
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	125,000	126,660
Phillips 66
3.85%, 04/09/25 (a)	175,000	174,254
1.30%, 02/15/26 (a)	50,000	45,089
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	97,418
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(d)	70,000	69,271
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	178,970
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	130,000	129,507
3.60%, 11/01/24 (a)	155,000	151,895
4.65%, 10/15/25 (a)	175,000	173,887
4.50%, 12/15/26 (a)	100,000	98,323
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	255,180
5.63%, 03/01/25 (a)	350,000	357,836
5.88%, 06/30/26 (a)	250,000	258,335
5.00%, 03/15/27 (a)	250,000	251,305
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	46,582
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	290,000	291,317
Shell International Finance BV
0.38%, 09/15/23	175,000	169,554
3.50%, 11/13/23 (a)	175,000	176,188
2.00%, 11/07/24 (a)	175,000	170,163
3.25%, 05/11/25	475,000	470,521
2.88%, 05/10/26	300,000	290,499
2.50%, 09/12/26	175,000	166,416

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	250,000	252,287
3.50%, 03/15/25 (a)	125,000	122,595
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	15,000	14,967
5.95%, 12/01/25 (a)	75,000	77,788
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	98,295
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	175,000	173,771
TotalEnergies Capital International S.A.
3.70%, 01/15/24	195,000	195,604
3.75%, 04/10/24	225,000	225,810
2.43%, 01/10/25 (a)	100,000	97,261
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	200,232
4.88%, 01/15/26 (a)	200,000	203,288
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	82,845
Valero Energy Corp.
2.85%, 04/15/25 (a)	58,000	56,105
3.40%, 09/15/26 (a)	125,000	120,596
Williams Cos., Inc.
4.50%, 11/15/23 (a)	100,000	100,729
4.30%, 03/04/24 (a)	200,000	200,954
4.55%, 06/24/24 (a)	219,000	221,107
3.90%, 01/15/25 (a)	175,000	173,099
4.00%, 09/15/25 (a)	150,000	148,025
3.75%, 06/15/27 (a)	200,000	191,446
		21,928,120
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	225,000	222,424
Yale University
0.87%, 04/15/25 (a)	100,000	94,001
		316,425
Technology 10.0%
Adobe, Inc.
1.90%, 02/01/25 (a)	70,000	67,476
3.25%, 02/01/25 (a)	200,000	199,264
Alphabet, Inc.
3.38%, 02/25/24	135,000	135,797
0.45%, 08/15/25 (a)	175,000	161,186
2.00%, 08/15/26 (a)	350,000	331,898
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	73,564
3.50%, 12/05/26 (a)	150,000	148,337
Apple Inc.
3.00%, 02/09/24 (a)	250,000	249,612
3.45%, 05/06/24	375,000	376,946
2.85%, 05/11/24 (a)	350,000	348,029
1.80%, 09/11/24 (a)	170,000	164,829
2.75%, 01/13/25 (a)	210,000	207,740
2.50%, 02/09/25	150,000	147,240
1.13%, 05/11/25 (a)	325,000	305,779
3.20%, 05/13/25	375,000	375,090
0.55%, 08/20/25 (a)	250,000	229,682
0.70%, 02/08/26 (a)	300,000	273,405
3.25%, 02/23/26 (a)	525,000	521,304
2.45%, 08/04/26 (a)	400,000	384,056
2.05%, 09/11/26 (a)	375,000	353,591
3.35%, 02/09/27 (a)	450,000	447,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/11/27 (a)	350,000	345,037
3.00%, 06/20/27 (a)	150,000	146,801
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	126,370
3.30%, 04/01/27 (a)	225,000	220,259
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	97,894
4.00%, 04/01/25 (a)	75,000	74,313
Autodesk, Inc.
4.38%, 06/15/25 (a)	75,000	75,849
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	175,140
Avnet, Inc.
4.63%, 04/15/26 (a)	125,000	125,725
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	200,834
4.38%, 05/14/24 (a)	250,000	251,960
4.13%, 06/30/25	200,000	199,856
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	115,000	114,945
3.13%, 01/15/25 (a)	115,000	112,373
3.88%, 01/15/27 (a)	350,000	337,659
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	99,053
3.15%, 11/15/25 (a)	280,000	269,965
3.46%, 09/15/26 (a)	200,000	192,122
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	96,776
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	100,534
4.13%, 05/01/25 (a)	125,000	121,698
2.67%, 12/01/26 (a)	175,000	156,545
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	110,419
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	100,000	99,147
3.63%, 03/04/24	175,000	176,477
3.50%, 06/15/25	100,000	100,806
2.95%, 02/28/26	125,000	123,089
2.50%, 09/20/26 (a)	275,000	264,434
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	150,000	145,079
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	100,000	99,758
5.85%, 07/15/25 (a)	175,000	180,750
6.02%, 06/15/26 (a)	775,000	804,078
4.90%, 10/01/26 (a)	300,000	300,477
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	133,140
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	120,691
2.60%, 12/15/25 (a)	75,000	70,764
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	139,291
1.25%, 07/15/25 (a)	100,000	90,943
1.00%, 09/15/25 (a)	125,000	112,206
1.45%, 05/15/26 (a)	125,000	111,300
2.90%, 11/18/26 (a)	125,000	116,179
Fidelity National Information Services, Inc.
0.60%, 03/01/24	125,000	118,381
1.15%, 03/01/26 (a)	225,000	199,703
Fiserv, Inc.
3.80%, 10/01/23 (a)	145,000	145,380
2.75%, 07/01/24 (a)	350,000	341,726

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 06/01/25 (a)	175,000	173,388
3.20%, 07/01/26 (a)	325,000	308,831
2.25%, 06/01/27 (a)	150,000	134,388
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	100,653
3.75%, 02/01/26 (a)	125,000	119,655
Fortinet, Inc.
1.00%, 03/15/26 (a)	125,000	110,316
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(g)	150,000	136,538
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,841
2.65%, 02/15/25 (a)	150,000	143,139
1.20%, 03/01/26 (a)	150,000	132,402
4.80%, 04/01/26 (a)	125,000	125,156
2.15%, 01/15/27 (a)	175,000	155,230
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (a)	125,000	126,120
1.45%, 04/01/24 (a)	175,000	168,578
4.90%, 10/15/25 (a)	425,000	432,807
1.75%, 04/01/26 (a)	150,000	137,234
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,794
1.45%, 06/17/26 (a)	150,000	132,938
3.00%, 06/17/27 (a)	150,000	138,720
Intel Corp.
2.88%, 05/11/24 (a)	300,000	299,199
3.40%, 03/25/25 (a)	350,000	349,377
3.70%, 07/29/25 (a)	475,000	477,646
2.60%, 05/19/26 (a)	150,000	145,299
3.75%, 03/25/27 (a)	100,000	100,506
3.15%, 05/11/27 (a)	150,000	146,775
International Business Machines Corp.
3.38%, 08/01/23	290,000	290,687
3.63%, 02/12/24	350,000	351,169
3.00%, 05/15/24	550,000	545,814
7.00%, 10/30/25	175,000	192,318
3.45%, 02/19/26	225,000	222,259
3.30%, 05/15/26	500,000	488,540
1.70%, 05/15/27 (a)	200,000	180,080
Intuit, Inc.
0.65%, 07/15/23	100,000	97,189
0.95%, 07/15/25 (a)	100,000	92,297
Jabil, Inc.
1.70%, 04/15/26 (a)	125,000	112,036
4.25%, 05/15/27 (a)	75,000	72,866
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	67,215
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	126,984
4.60%, 04/06/27 (a)	100,000	100,611
KLA Corp.
4.65%, 11/01/24 (a)	225,000	228,690
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(d)	150,000	127,049
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	65,074
3.75%, 03/15/26 (a)	150,000	149,883
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	58,847
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	89,743
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mastercard, Inc.
3.38%, 04/01/24	100,000	100,229
2.00%, 03/03/25 (a)	175,000	168,907
2.95%, 11/21/26 (a)	100,000	97,608
3.30%, 03/26/27 (a)	175,000	172,233
Microchip Technology, Inc.
2.67%, 09/01/23	175,000	172,093
0.97%, 02/15/24	250,000	237,662
4.25%, 09/01/25 (a)	200,000	195,624
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	101,148
4.19%, 02/15/27 (a)	175,000	171,201
Microsoft Corp.
2.00%, 08/08/23 (a)	270,000	267,349
3.63%, 12/15/23 (a)	275,000	277,777
2.88%, 02/06/24 (a)	320,000	319,709
2.70%, 02/12/25 (a)	415,000	412,053
3.13%, 11/03/25 (a)	500,000	499,780
2.40%, 08/08/26 (a)	600,000	578,730
3.30%, 02/06/27 (a)	700,000	698,495
Moody's Corp.
4.88%, 02/15/24 (a)	75,000	76,454
3.75%, 03/24/25 (a)	100,000	99,928
Motorola Solutions, Inc.
4.00%, 09/01/24	125,000	124,733
NetApp, Inc.
3.30%, 09/29/24 (a)	115,000	113,173
1.88%, 06/22/25 (a)	100,000	93,308
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	189,836
3.20%, 09/16/26 (a)	175,000	173,688
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/27 (a)	200,000	197,818
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	200,000	202,146
5.35%, 03/01/26 (a)	25,000	25,558
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	95,374
3.88%, 06/18/26 (a)	175,000	168,847
Oracle Corp.
2.40%, 09/15/23 (a)	425,000	418,625
3.40%, 07/08/24 (a)	350,000	345,565
2.95%, 11/15/24 (a)	350,000	339,899
2.50%, 04/01/25 (a)	585,000	555,914
2.95%, 05/15/25 (a)	425,000	407,639
1.65%, 03/25/26 (a)	375,000	336,052
2.65%, 07/15/26 (a)	500,000	461,395
2.80%, 04/01/27 (a)	350,000	319,805
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	195,288
1.65%, 06/01/25 (a)	175,000	165,125
2.65%, 10/01/26 (a)	225,000	213,554
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	149,337
3.45%, 05/20/25 (a)	250,000	249,997
3.25%, 05/20/27 (a)	350,000	342,555
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	72,196
2.45%, 03/01/27 (a)(d)	225,000	210,784
salesforce.com, Inc.
0.63%, 07/15/24 (a)	100,000	94,729
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	88,774

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SYNNEX Corp.
1.25%, 08/09/24 (a)(d)	150,000	140,007
1.75%, 08/09/26 (a)(d)	100,000	88,326
Texas Instruments, Inc.
2.63%, 05/15/24 (a)	50,000	49,563
1.38%, 03/12/25 (a)	150,000	142,170
1.13%, 09/15/26 (a)	100,000	91,126
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	110,000	110,946
3.35%, 05/15/26 (a)	100,000	97,208
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	70,488
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	183,776
3.88%, 04/22/27 (a)	200,000	199,490
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	100,000	99,826
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	101,072
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	148,946
Visa, Inc.
3.15%, 12/14/25 (a)	675,000	666,576
1.90%, 04/15/27 (a)	200,000	184,678
VMware, Inc.
0.60%, 08/15/23	200,000	193,378
4.50%, 05/15/25 (a)	175,000	175,922
1.40%, 08/15/26 (a)	375,000	332,209
Western Digital Corp.
4.75%, 02/15/26 (a)	425,000	407,248
Western Union Co.
2.85%, 01/10/25 (a)	100,000	96,126
1.35%, 03/15/26 (a)	125,000	111,690
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	143,885
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	99,333
		36,370,561
Transportation 1.5%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	73,907
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	150,000	150,930
3.75%, 04/01/24 (a)	152,000	153,066
3.00%, 04/01/25 (a)	100,000	99,277
3.65%, 09/01/25 (a)	50,000	50,326
7.00%, 12/15/25	50,000	55,465
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	73,853
2.75%, 03/01/26 (a)	75,000	72,087
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	275,000	259,435
2.90%, 02/01/25 (a)	140,000	136,016
1.75%, 12/02/26 (a)	175,000	158,553
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	122,547	119,287
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	144,068	137,405
CSX Corp.
3.40%, 08/01/24 (a)	75,000	74,679
3.35%, 11/01/25 (a)	150,000	147,510
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/01/26 (a)	100,000	94,201
3.25%, 06/01/27 (a)	150,000	144,117
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	75,000	72,474
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	147,354
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	65,475
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	148,447
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	25,000	25,096
3.65%, 08/01/25 (a)	50,000	49,763
2.90%, 06/15/26 (a)	150,000	143,772
Ryder System, Inc.
3.88%, 12/01/23 (a)	50,000	49,969
2.50%, 09/01/24 (a)	120,000	115,576
4.63%, 06/01/25 (a)	100,000	100,815
3.35%, 09/01/25 (a)	90,000	87,081
1.75%, 09/01/26 (a)	25,000	22,665
2.90%, 12/01/26 (a)	100,000	93,248
2.85%, 03/01/27 (a)	75,000	69,675
Southwest Airlines Co.
5.25%, 05/04/25 (a)	280,000	285,947
3.00%, 11/15/26 (a)	50,000	46,815
5.13%, 06/15/27 (a)	400,000	403,780
Union Pacific Corp.
3.65%, 02/15/24 (a)	90,000	90,215
3.15%, 03/01/24 (a)	95,000	94,431
3.25%, 01/15/25 (a)	15,000	14,929
3.75%, 07/15/25 (a)	75,000	75,085
3.25%, 08/15/25 (a)	100,000	98,618
2.75%, 03/01/26 (a)	150,000	144,150
2.15%, 02/05/27 (a)	100,000	92,931
3.00%, 04/15/27 (a)	150,000	144,477
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	109,906	105,462
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	103,750	98,421
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	97,650
3.90%, 04/01/25 (a)	200,000	201,746
2.40%, 11/15/26 (a)	100,000	95,135
		5,281,316
		174,868,828

Utility 5.1%
Electric 4.6%
AES Corp.
1.38%, 01/15/26 (a)	200,000	176,558
Alabama Power Co.
3.55%, 12/01/23	20,000	20,109
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	121,402
3.65%, 02/15/26 (a)	75,000	73,753
1.95%, 03/15/27 (a)	200,000	179,658
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	24,725
American Electric Power Co., Inc.
0.75%, 11/01/23 (a)	100,000	96,258
1.00%, 11/01/25 (a)	150,000	135,058
3.88%, 02/15/62 (a)(b)	125,000	97,649

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Appalachian Power Co.
3.40%, 06/01/25 (a)	125,000	123,439
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	73,650
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	156,578
3.20%, 04/15/25 (a)	125,000	121,549
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	75,000	74,773
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	50,000	50,326
3.50%, 02/01/25 (a)	30,000	30,023
4.05%, 04/15/25 (a)	200,000	201,870
Black Hills Corp.
4.25%, 11/30/23 (a)	165,000	165,640
3.95%, 01/15/26 (a)	50,000	49,691
3.15%, 01/15/27 (a)	100,000	95,259
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	70,796
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	96,831
1.45%, 06/01/26 (a)	100,000	90,281
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	96,907
CMS Energy Corp.
3.00%, 05/15/26 (a)	75,000	72,217
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	125,000	119,974
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	67,931
3.20%, 03/15/27 (a)	200,000	194,874
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	125,000	120,441
Consumers Energy Co.
3.38%, 08/15/23 (a)	13,000	13,026
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	175,000	175,817
Dominion Energy, Inc.
3.07%, 08/15/24	50,000	48,872
3.30%, 03/15/25 (a)	100,000	98,067
3.90%, 10/01/25 (a)	175,000	174,491
1.45%, 04/15/26 (a)	125,000	113,115
2.85%, 08/15/26 (a)	100,000	95,031
5.75%, 10/01/54 (a)(b)	100,000	93,561
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	49,638
DTE Energy Co.
2.53%, 10/01/24	150,000	145,207
1.05%, 06/01/25 (a)	150,000	137,938
2.85%, 10/01/26 (a)	125,000	118,324
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	120,885
Duke Energy Corp.
3.95%, 10/15/23 (a)	50,000	50,233
3.75%, 04/15/24 (a)	175,000	175,010
0.90%, 09/15/25 (a)	150,000	136,059
2.65%, 09/01/26 (a)	250,000	234,932
3.25%, 01/15/82 (a)(b)	100,000	77,575
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	100,196
Duke Energy Progress LLC
3.38%, 09/01/23 (a)	100,000	100,257
3.25%, 08/15/25 (a)	100,000	99,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
3.55%, 11/15/24 (a)	100,000	97,766
4.95%, 04/15/25 (a)	90,000	90,325
5.75%, 06/15/27 (a)	150,000	152,787
Emera US Finance LP
3.55%, 06/15/26 (a)	200,000	191,742
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	97,462
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,485
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	92,000	92,416
Entergy Corp.
0.90%, 09/15/25 (a)	175,000	157,883
2.95%, 09/01/26 (a)	150,000	142,402
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	100,000	103,685
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	50,000	50,307
0.62%, 11/17/23 (a)	121,000	116,424
0.95%, 10/01/24 (a)	250,000	235,867
5.40%, 11/01/24	100,000	103,547
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	74,849
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	192,670
Eversource Energy
3.80%, 12/01/23 (a)	100,000	100,214
2.90%, 10/01/24 (a)	75,000	73,318
3.15%, 01/15/25 (a)	75,000	73,483
0.80%, 08/15/25 (a)	50,000	45,179
1.40%, 08/15/26 (a)	75,000	67,060
2.90%, 03/01/27 (a)	100,000	94,296
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	124,696
3.40%, 04/15/26 (a)	150,000	145,726
2.75%, 03/15/27 (a)(d)	125,000	117,312
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	150,000	143,943
Florida Power & Light Co.
3.25%, 06/01/24 (a)	80,000	80,113
2.85%, 04/01/25 (a)	250,000	245,960
3.13%, 12/01/25 (a)	125,000	123,879
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	178,818
Georgia Power Co.
2.10%, 07/30/23	165,000	162,622
2.20%, 09/15/24 (a)	100,000	96,701
3.25%, 03/30/27 (a)	50,000	47,691
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	98,970
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	9,866
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	74,476
3.25%, 06/30/26 (a)	75,000	72,217
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	125,000	123,510
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	125,082
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	100,000	100,295
2.95%, 02/07/24 (a)	150,000	148,950

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.35%, 02/08/24	100,000	95,394
2.85%, 01/27/25 (a)	50,000	48,956
3.25%, 11/01/25 (a)	100,000	97,842
1.00%, 06/15/26 (a)	100,000	89,962
5.25%, 04/20/46 (a)(b)	75,000	68,876
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	200,000	180,460
3.55%, 05/01/27 (a)	300,000	290,019
3.80%, 03/15/82 (a)(b)	100,000	79,798
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	98,669
2.95%, 04/01/25 (a)	50,000	48,926
0.55%, 10/01/25 (a)	100,000	90,314
Pacific Gas and Electric Co.
4.25%, 08/01/23 (a)	100,000	99,761
1.70%, 11/15/23 (a)	175,000	168,474
3.85%, 11/15/23 (a)	50,000	49,569
3.75%, 02/15/24 (a)	100,000	97,974
3.40%, 08/15/24 (a)	75,000	72,415
3.50%, 06/15/25 (a)	100,000	95,030
3.45%, 07/01/25	175,000	164,664
3.15%, 01/01/26	325,000	296,712
2.95%, 03/01/26 (a)	125,000	113,567
3.30%, 03/15/27 (a)	75,000	67,613
5.45%, 06/15/27 (a)	100,000	97,316
PacifiCorp
3.60%, 04/01/24 (a)	50,000	50,133
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	91,669
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	75,000	75,019
2.25%, 09/15/26 (a)	100,000	94,080
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	175,000	171,552
0.80%, 08/15/25 (a)	150,000	135,798
0.95%, 03/15/26 (a)	100,000	90,897
Puget Energy, Inc.
3.65%, 05/15/25 (a)	100,000	98,263
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	119,070
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	95,250
Southern California Edison Co.
0.70%, 08/01/23	150,000	145,624
3.50%, 10/01/23 (a)	25,000	24,979
3.70%, 08/01/25 (a)	200,000	197,000
1.20%, 02/01/26 (a)	100,000	90,000
Southern Co.
2.95%, 07/01/23 (a)	225,000	222,489
0.60%, 02/26/24 (a)	100,000	94,814
3.25%, 07/01/26 (a)	300,000	287,919
4.00%, 01/15/51 (a)(b)	225,000	201,690
3.75%, 09/15/51 (a)(b)	200,000	169,940
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	100,233
0.90%, 01/15/26 (a)	75,000	67,006
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	91,245
2.75%, 10/01/26 (a)	100,000	93,906
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	51,509
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	75,000	73,828
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	100,000	98,493
3.15%, 01/15/26 (a)	150,000	145,921
2.95%, 11/15/26 (a)	100,000	95,473
3.50%, 03/15/27 (a)	150,000	146,659
WEC Energy Group, Inc.
0.55%, 09/15/23	150,000	145,047
0.80%, 03/15/24 (a)	125,000	118,914
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	50,000	48,308
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	120,312
3.30%, 06/01/25 (a)	150,000	147,474
3.35%, 12/01/26 (a)	100,000	96,644
1.75%, 03/15/27 (a)	100,000	89,386
		16,727,814
Natural Gas 0.4%
AGL Capital Corp.
3.25%, 06/15/26 (a)	75,000	72,117
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	96,084
NiSource, Inc.
0.95%, 08/15/25 (a)	225,000	201,962
3.49%, 05/15/27 (a)	150,000	143,847
ONE Gas, Inc.
3.61%, 02/01/24 (a)	50,000	50,006
1.10%, 03/11/24 (a)	125,000	119,026
Sempra Energy
3.25%, 06/15/27 (a)	150,000	142,356
4.13%, 04/01/52 (a)(b)	175,000	140,761
Southern California Gas Co.
3.15%, 09/15/24 (a)	100,000	99,657
3.20%, 06/15/25 (a)	50,000	49,131
2.60%, 06/15/26 (a)	100,000	94,962
2.95%, 04/15/27 (a)	200,000	189,982
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	60,000	59,193
		1,459,084
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	85,000	85,204
3.40%, 03/01/25 (a)	85,000	84,061
		169,265
		18,356,163
Total Corporates (Cost $385,566,904)		359,596,976

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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (i)	3,065,391	3,065,391
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (i)(j)	65,412	65,412
		3,130,803
Total Short-Term Investments (Cost $3,130,803)		3,130,803
Total Investments in Securities (Cost $388,697,707)		362,727,779

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Note (CBOT), expires 09/30/22	4	449,000	(37)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,380,180 or 1.5% of net assets.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Issuers are affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	All or a portion of this security is on loan. Securities on loan were valued at $63,057.
(i)	The rate shown is the 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/22	FACE AMOUNT AT 6/30/22	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
The Charles Schwab Corp.
2.65%, 01/25/23	$152,937	$—	($152,307)	($581)	$235	($284)	$—	$—	$342
3.55%, 02/01/24	131,345	—	(56,716)	(1,439)	(1,712)	(1,324)	70,154	70,000	1,524
0.75%, 03/18/24	398,276	—	(171,293)	(4,485)	(6,346)	(334)	215,818	225,000	1,051
3.75%, 04/01/24	58,077	—	—	—	(1,335)	(1,349)	55,393	55,000	1,031
4.20%, 03/24/25	163,233	—	(79,140)	(3,084)	(3,051)	(1,745)	76,213	75,000	2,199
3.63%, 04/01/25	53,334	—	—	—	(2,801)	(584)	49,949	50,000	906
3.85%, 05/21/25	215,662	—	(84,376)	(2,645)	(6,118)	(1,970)	120,553	120,000	2,632
3.45%, 02/13/26	32,220	—	—	—	(2,145)	(325)	29,750	30,000	518
0.90%, 03/11/26	293,394	—	(94,657)	(4,886)	(13,998)	113	179,966	200,000	1,034
1.15%, 05/13/26	247,037	—	(95,436)	(4,873)	(11,159)	(65)	135,504	150,000	1,035
3.20%, 03/02/27	—	100,452	—	—	(3,616)	(22)	96,814	100,000	756
2.45%, 03/03/27	—	194,305	—	—	(7,706)	259	186,858	200,000	1,184
3.30%, 04/01/27	—	49,570	—	—	(990)	7	48,587	50,000	133
Total	$1,745,515	$344,327	($733,925)	($21,993)	($60,742)	($7,623)	$1,265,559		$14,345

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$359,596,976	$—	$359,596,976
Short-Term Investments[1]	3,130,803	—	—	3,130,803
Liabilities
Futures Contracts[2]	(37)	—	—	(37)
Total	$3,130,766	$359,596,976	$—	$362,727,742

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,349,885)		$1,265,559
Investments in securities, at value - unaffiliated (cost $387,347,822) including securities on loan of $63,057		361,462,220
Deposit with broker for futures contracts		39,200
Receivables:
Investments sold		9,433,213
Interest		2,958,306
Dividends		1,653
Income from securities on loan	+	133
Total assets		375,160,284
Liabilities
Collateral held for securities on loan		65,412
Payables:
Fund shares redeemed		7,124,449
Investments bought		4,404,285
Investments bought - delayed delivery		200,955
Management fees		11,976
Variation margin on futures contracts	+	7,123
Total liabilities		11,814,200
Net assets		$363,346,084
Net Assets by Source
Capital received from investors		$396,334,638
Total distributable loss	+	(32,988,554)
Net assets		$363,346,084

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$363,346,084		7,650,000		$47.50

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Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$2,744,421
Interest received from securities - affiliated		6,722
Dividends received from securities - unaffiliated		3,932
Securities on loan, net	+	1,689
Total investment income		2,756,764
Expenses
Management fees		85,733
Total expenses	–	85,733
Net investment income		2,671,031
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(23,593)
Net realized losses on sales of securities - unaffiliated		(936,213)
Net realized gains on sales of in-kind redemptions - affiliated		1,600
Net realized losses on sales of in-kind redemptions - unaffiliated		(6,340,328)
Net realized losses on futures contracts	+	(42,823)
Net realized losses		(7,341,357)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(60,742)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(21,008,666)
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,062
Net change in unrealized appreciation (depreciation)	+	(21,068,346)
Net realized and unrealized losses		(28,409,703)
Decrease in net assets resulting from operations		($25,738,672)

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$2,671,031	$5,118,178
Net realized gains (losses)		(7,341,357)	685,257
Net change in unrealized appreciation (depreciation)	+	(21,068,346)	(8,072,331)
Decrease in net assets from operations		($25,738,672)	($2,268,896)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,316,035)	($5,031,370)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		950,000	$46,325,121	13,350,000	$682,272,042
Shares redeemed	+	(5,350,000)	(264,328,034)	(3,600,000)	(183,713,833)
Net transactions in fund shares		(4,400,000)	($218,002,913)	9,750,000	$498,558,209
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,050,000	$609,403,704	2,300,000	$118,145,761
Total increase (decrease)	+	(4,400,000)	(246,057,620)	9,750,000	491,257,943
End of period		7,650,000	$363,346,084	12,050,000	$609,403,704

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Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.73	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.59	1.02	1.26	0.29
Net realized and unrealized gains (losses)	(7.22)	(1.98)	3.60	0.04
Total from investment operations	(6.63)	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(0.48)	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$44.62	$51.73	$53.69	$50.07
Total return	(12.87%) [3]	(1.80%)	9.83%	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5]	0.05%	0.06% [4,6]
Net investment income (loss)	2.53% [4]	1.96%	2.43%	2.61% [4]
Portfolio turnover rate[7]	5% [3]	11%	36%	8% [3]
Net assets, end of period (x 1,000)	$397,137	$375,055	$190,584	$110,151

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.8% OF NET ASSETS

Financial Institutions 35.2%
Banking 22.4%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	150,000	122,433
8.00%, 11/01/31	700,000	775,514
American Express Co.
4.05%, 05/03/29 (a)	275,000	270,317
4.99%, 05/26/33 (a)(b)	200,000	200,196
Banco Santander S.A.
3.80%, 02/23/28	200,000	187,482
4.38%, 04/12/28	200,000	192,518
3.31%, 06/27/29	200,000	181,912
3.49%, 05/28/30	400,000	354,660
2.75%, 12/03/30	400,000	318,296
2.96%, 03/25/31	200,000	167,922
3.23%, 11/22/32 (a)(b)	200,000	159,750
Bank of America Corp.
3.25%, 10/21/27 (a)	450,000	424,786
4.18%, 11/25/27 (a)	475,000	462,408
3.59%, 07/21/28 (a)(b)	600,000	566,940
3.42%, 12/20/28 (a)(b)	1,500,000	1,397,745
3.97%, 03/05/29 (a)(b)	575,000	548,866
2.09%, 06/14/29 (a)(b)	600,000	514,614
4.27%, 07/23/29 (a)(b)	575,000	553,265
3.97%, 02/07/30 (a)(b)	655,000	617,364
3.19%, 07/23/30 (a)(b)	620,000	555,892
2.88%, 10/22/30 (a)(b)	525,000	459,868
2.50%, 02/13/31 (a)(b)	575,000	487,134
2.59%, 04/29/31 (a)(b)	925,000	786,176
1.90%, 07/23/31 (a)(b)	450,000	360,526
1.92%, 10/24/31 (a)(b)	750,000	598,747
2.65%, 03/11/32 (a)(b)	525,000	441,940
2.69%, 04/22/32 (a)(b)	950,000	798,646
2.30%, 07/21/32 (a)(b)	850,000	687,276
2.57%, 10/20/32 (a)(b)	1,050,000	867,069
2.97%, 02/04/33 (a)(b)	950,000	810,169
4.57%, 04/27/33 (a)(b)	1,000,000	974,080
2.48%, 09/21/36 (a)(b)	475,000	369,692
3.85%, 03/08/37 (a)(b)	600,000	519,756
Bank of Montreal
3.80%, 12/15/32 (a)(b)	225,000	209,291
3.09%, 01/10/37 (a)(b)	300,000	245,919
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	50,000	47,957
3.85%, 04/28/28	200,000	195,524
1.65%, 07/14/28 (a)	300,000	260,601
3.00%, 10/30/28 (a)	100,000	91,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 01/25/29 (a)	125,000	108,510
3.30%, 08/23/29 (a)	175,000	162,061
1.65%, 01/28/31 (a)	100,000	80,946
1.80%, 07/28/31 (a)	100,000	81,230
2.50%, 01/26/32 (a)	125,000	106,711
4.29%, 06/13/33 (a)(b)	250,000	245,303
Bank of Nova Scotia
2.15%, 08/01/31	175,000	143,315
2.45%, 02/02/32	225,000	187,108
4.59%, 05/04/37 (a)(b)	300,000	276,495
BankUnited, Inc.
5.13%, 06/11/30 (a)	100,000	96,281
Barclays PLC
4.34%, 01/10/28 (a)	200,000	191,354
4.84%, 05/09/28 (a)	500,000	481,885
4.97%, 05/16/29 (a)(b)	550,000	540,479
5.09%, 06/20/30 (a)(b)	325,000	308,246
2.65%, 06/24/31 (a)(b)	200,000	166,332
2.67%, 03/10/32 (a)(b)	250,000	201,858
2.89%, 11/24/32 (a)(b)	200,000	161,272
3.56%, 09/23/35 (a)(b)	250,000	198,653
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	200,000	181,792
Capital One Financial Corp.
3.80%, 01/31/28 (a)	250,000	235,755
3.27%, 03/01/30 (a)(b)	525,000	465,670
2.36%, 07/29/32 (a)(b)	225,000	171,416
2.62%, 11/02/32 (a)(b)	150,000	120,638
5.27%, 05/10/33 (a)(b)	200,000	196,754
Citigroup, Inc.
4.45%, 09/29/27	950,000	934,933
6.63%, 01/15/28	175,000	192,556
3.67%, 07/24/28 (a)(b)	570,000	539,140
4.13%, 07/25/28	495,000	475,452
3.52%, 10/27/28 (a)(b)	480,000	448,699
4.08%, 04/23/29 (a)(b)	500,000	475,880
3.98%, 03/20/30 (a)(b)	575,000	538,499
2.98%, 11/05/30 (a)(b)	350,000	306,036
2.67%, 01/29/31 (a)(b)	625,000	531,444
4.41%, 03/31/31 (a)(b)	650,000	622,830
2.57%, 06/03/31 (a)(b)	925,000	778,702
2.56%, 05/01/32 (a)(b)	725,000	598,321
6.63%, 06/15/32	300,000	328,446
2.52%, 11/03/32 (a)(b)	450,000	365,476
3.06%, 01/25/33 (a)(b)	800,000	680,048
3.79%, 03/17/33 (a)(b)	650,000	587,762
4.91%, 05/24/33 (a)(b)	700,000	691,488
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	125,000	105,564
3.25%, 04/30/30 (a)	150,000	133,325

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	145,830
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	400,000	335,252
3.04%, 05/28/32 (a)(b)	350,000	277,207
Discover Bank
2.70%, 02/06/30 (a)	350,000	292,124
Fifth Third Bancorp
3.95%, 03/14/28 (a)	150,000	145,988
4.34%, 04/25/33 (a)(b)	200,000	190,496
First Horizon Bank
5.75%, 05/01/30 (a)	100,000	102,438
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	104,110
Goldman Sachs Group, Inc.
3.81%, 04/23/29 (a)(b)	440,000	415,109
4.22%, 05/01/29 (a)(b)	825,000	793,815
2.60%, 02/07/30 (a)	425,000	362,712
3.80%, 03/15/30 (a)	675,000	626,056
1.99%, 01/27/32 (a)(b)	675,000	534,809
2.62%, 04/22/32 (a)(b)	900,000	748,638
2.38%, 07/21/32 (a)(b)	1,025,000	830,732
2.65%, 10/21/32 (a)(b)	675,000	556,834
3.10%, 02/24/33 (a)(b)	900,000	770,256
HSBC Holdings PLC
2.01%, 09/22/28 (a)(b)	500,000	428,140
4.58%, 06/19/29 (a)(b)	650,000	627,055
2.21%, 08/17/29 (a)(b)	525,000	441,567
4.95%, 03/31/30	700,000	692,125
3.97%, 05/22/30 (a)(b)	575,000	530,299
2.85%, 06/04/31 (a)(b)	700,000	591,941
2.36%, 08/18/31 (a)(b)	350,000	284,235
2.80%, 05/24/32 (a)(b)	700,000	575,799
2.87%, 11/22/32 (a)(b)	500,000	410,145
4.76%, 03/29/33 (a)(b)	400,000	369,656
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	175,000	149,324
2.49%, 08/15/36 (a)(b)	215,000	167,724
ING Groep N.V.
4.55%, 10/02/28	300,000	292,305
4.05%, 04/09/29	325,000	305,845
2.73%, 04/01/32 (a)(b)	200,000	167,044
4.25%, 03/28/33 (a)(b)	200,000	186,748
JPMorgan Chase & Co.
4.25%, 10/01/27	300,000	297,375
3.63%, 12/01/27 (a)	200,000	192,242
2.18%, 06/01/28 (a)(b)	300,000	267,618
3.51%, 01/23/29 (a)(b)	485,000	454,455
4.01%, 04/23/29 (a)(b)	375,000	359,779
2.07%, 06/01/29 (a)(b)	450,000	387,477
4.20%, 07/23/29 (a)(b)	695,000	671,175
4.45%, 12/05/29 (a)(b)	600,000	585,300
3.70%, 05/06/30 (a)(b)	500,000	466,345
4.57%, 06/14/30 (a)(b)	600,000	590,142
8.75%, 09/01/30	100,000	122,545
2.74%, 10/15/30 (a)(b)	955,000	833,457
4.49%, 03/24/31 (a)(b)	625,000	611,744
2.52%, 04/22/31 (a)(b)	675,000	575,842
2.96%, 05/13/31 (a)(b)	615,000	533,057
1.76%, 11/19/31 (a)(b)	300,000	238,050
1.95%, 02/04/32 (a)(b)	575,000	460,195
2.58%, 04/22/32 (a)(b)	750,000	632,025
2.55%, 11/08/32 (a)(b)	550,000	457,462
2.96%, 01/25/33 (a)(b)	1,100,000	945,428
4.59%, 04/26/33 (a)(b)	650,000	639,463
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyBank NA
3.90%, 04/13/29	300,000	283,425
KeyCorp
4.10%, 04/30/28	150,000	144,758
2.55%, 10/01/29	100,000	86,572
Lloyds Banking Group PLC
4.38%, 03/22/28	350,000	340,308
4.55%, 08/16/28	350,000	342,762
3.57%, 11/07/28 (a)(b)	500,000	469,150
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	200,000	190,044
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	100,000	94,778
3.96%, 03/02/28	300,000	289,962
4.05%, 09/11/28	350,000	338,366
3.74%, 03/07/29	325,000	306,585
3.20%, 07/18/29	425,000	384,004
2.56%, 02/25/30	200,000	171,798
2.05%, 07/17/30	200,000	163,428
2.31%, 07/20/32 (a)(b)	500,000	407,830
2.49%, 10/13/32 (a)(b)	200,000	165,304
2.85%, 01/19/33 (a)(b)	275,000	234,017
4.32%, 04/19/33 (a)(b)	200,000	192,480
Mizuho Financial Group, Inc.
3.17%, 09/11/27	350,000	325,325
4.02%, 03/05/28	200,000	191,794
4.25%, 09/11/29 (a)(b)	300,000	289,359
3.26%, 05/22/30 (a)(b)	100,000	89,979
3.15%, 07/16/30 (a)(b)	200,000	178,224
2.87%, 09/13/30 (a)(b)	100,000	87,144
2.59%, 05/25/31 (a)(b)	200,000	168,246
2.20%, 07/10/31 (a)(b)	300,000	244,284
1.98%, 09/08/31 (a)(b)	200,000	158,850
2.56%, 09/13/31	225,000	180,466
2.26%, 07/09/32 (a)(b)	200,000	159,844
Morgan Stanley
3.59%, 07/22/28 (a)(b)	650,000	616,057
3.77%, 01/24/29 (a)(b)	858,000	816,850
4.43%, 01/23/30 (a)(b)	655,000	636,680
2.70%, 01/22/31 (a)(b)	840,000	728,759
3.62%, 04/01/31 (a)(b)	650,000	598,078
1.79%, 02/13/32 (a)(b)	550,000	433,999
7.25%, 04/01/32	150,000	177,329
1.93%, 04/28/32 (a)(b)	550,000	436,579
2.24%, 07/21/32 (a)(b)	975,000	792,548
2.51%, 10/20/32 (a)(b)	600,000	497,220
2.94%, 01/21/33 (a)(b)	650,000	557,661
2.48%, 09/16/36 (a)(b)	725,000	557,626
5.30%, 04/20/37 (a)(b)	550,000	534,143
Natwest Group PLC
4.89%, 05/18/29 (a)(b)	425,000	412,343
5.08%, 01/27/30 (a)(b)	400,000	392,180
4.45%, 05/08/30 (a)(b)	300,000	283,641
3.03%, 11/28/35 (a)(b)	200,000	161,252
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	73,451
3.15%, 05/03/29 (a)	150,000	140,915
1.95%, 05/01/30 (a)	175,000	148,808
PNC Bank NA
3.25%, 01/22/28 (a)	300,000	286,080
4.05%, 07/26/28	500,000	484,225
2.70%, 10/22/29	250,000	217,935
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	350,000	327,316
2.55%, 01/22/30 (a)	390,000	339,604
2.31%, 04/23/32 (a)(b)	175,000	146,584

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
2.30%, 11/03/31	350,000	292,142
3.88%, 05/04/32	225,000	214,520
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	210,000	202,440
Santander UK Group Holdings PLC
3.82%, 11/03/28 (a)(b)	200,000	186,038
2.90%, 03/15/32 (a)(b)	200,000	166,692
State Street Corp.
4.14%, 12/03/29 (a)(b)	100,000	98,042
2.40%, 01/24/30	350,000	305,785
2.20%, 03/03/31	200,000	163,582
3.15%, 03/30/31 (a)(b)	150,000	136,022
3.03%, 11/01/34 (a)(b)	100,000	87,987
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	200,000	190,526
3.35%, 10/18/27	450,000	426,262
3.54%, 01/17/28	175,000	166,303
1.90%, 09/17/28	400,000	339,840
4.31%, 10/16/28	100,000	97,997
2.47%, 01/14/29	200,000	174,624
3.04%, 07/16/29	450,000	401,400
3.20%, 09/17/29	250,000	222,428
2.72%, 09/27/29	200,000	175,072
2.75%, 01/15/30	300,000	261,747
2.13%, 07/08/30	300,000	247,512
2.14%, 09/23/30	150,000	120,345
1.71%, 01/12/31	200,000	157,316
2.22%, 09/17/31	300,000	243,249
SVB Financial Group
2.10%, 05/15/28 (a)	100,000	85,262
3.13%, 06/05/30 (a)	325,000	280,911
1.80%, 02/02/31 (a)	100,000	77,175
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	182,238
5.15%, 03/19/29 (a)	260,000	243,591
2.88%, 10/28/31 (a)	150,000	113,975
The PNC Financial Services Group, Inc.
4.63%, 06/06/33 (a)(b)	250,000	242,090
Toronto-Dominion Bank
2.00%, 09/10/31	225,000	183,292
2.45%, 01/12/32	150,000	125,795
3.20%, 03/10/32	350,000	312,536
4.46%, 06/08/32	500,000	494,810
Truist Bank
2.25%, 03/11/30 (a)	600,000	503,328
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	128,808
3.88%, 03/19/29 (a)	150,000	142,254
1.95%, 06/05/30 (a)	75,000	62,420
US Bancorp
3.90%, 04/26/28 (a)	250,000	247,345
3.00%, 07/30/29 (a)	300,000	273,315
1.38%, 07/22/30 (a)	350,000	279,335
2.68%, 01/27/33 (a)(b)	150,000	129,590
2.49%, 11/03/36 (a)(b)	200,000	163,588
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	142,548
Wells Fargo & Co.
4.30%, 07/22/27	575,000	568,617
4.15%, 01/24/29 (a)	552,000	534,491
7.95%, 11/15/29	25,000	29,017
2.88%, 10/30/30 (a)(b)	950,000	836,769
2.57%, 02/11/31 (a)(b)	850,000	731,357
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.48%, 04/04/31 (a)(b)	425,000	416,117
3.35%, 03/02/33 (a)(b)	1,000,000	889,430
Westpac Banking Corp.
4.04%, 08/26/27	250,000	248,930
3.40%, 01/25/28	250,000	240,155
1.95%, 11/20/28	325,000	283,546
2.65%, 01/16/30	220,000	195,870
2.15%, 06/03/31	225,000	189,108
4.11%, 07/24/34 (a)(b)	350,000	320,817
2.67%, 11/15/35 (a)(b)	300,000	241,122
3.02%, 11/18/36 (a)(b)	200,000	161,622
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	73,410
Zions Bancorp NA
3.25%, 10/29/29 (a)	150,000	131,226
		89,063,880
Brokerage/Asset Managers/Exchanges 1.9%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	45,148
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	175,000	172,231
BlackRock, Inc.
3.25%, 04/30/29 (a)	275,000	259,952
2.40%, 04/30/30 (a)	325,000	284,983
1.90%, 01/28/31 (a)	350,000	290,458
2.10%, 02/25/32 (a)	100,000	82,722
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	120,887
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	215,000	205,811
4.85%, 03/29/29 (a)	175,000	173,385
4.35%, 04/15/30 (a)	135,000	129,094
2.72%, 04/15/31 (a)	225,000	191,286
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	100,000	80,544
3.00%, 03/16/32 (a)	125,000	111,984
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	155,924
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	148,131
2.65%, 03/15/32 (a)	200,000	176,966
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	175,000	168,877
4.50%, 06/20/28 (a)	150,000	150,005
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	196,487
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	94,519
4.00%, 09/15/27 (a)	450,000	443,020
3.75%, 09/21/28 (a)	116,000	111,594
4.35%, 06/15/29 (a)	300,000	296,271
2.10%, 06/15/30 (a)	325,000	272,460
Jefferies Group LLC
6.45%, 06/08/27	50,000	53,457
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 01/23/30	330,000	296,248
2.63%, 10/15/31 (a)	250,000	192,855
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	144,177
4.38%, 03/11/29 (a)	85,000	81,203
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	98,370

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
2.17%, 07/14/28	300,000	253,230
3.10%, 01/16/30	400,000	340,632
2.68%, 07/16/30	250,000	205,327
2.61%, 07/14/31	200,000	159,590
3.00%, 01/22/32	200,000	162,508
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	98,684
Stifel Financial Corp.
4.00%, 05/15/30 (a)	175,000	162,405
The Charles Schwab Corp.
3.20%, 01/25/28 (a)(c)	100,000	95,733
2.00%, 03/20/28 (a)(c)	200,000	178,798
4.00%, 02/01/29 (a)(c)	100,000	98,521
3.25%, 05/22/29 (a)(c)	105,000	97,832
2.75%, 10/01/29 (a)(c)	75,000	67,631
4.63%, 03/22/30 (a)(c)	75,000	76,027
1.65%, 03/11/31 (a)(c)	125,000	100,545
2.30%, 05/13/31 (a)(c)	125,000	105,879
1.95%, 12/01/31 (a)(c)	160,000	129,862
2.90%, 03/03/32 (a)(c)	195,000	171,803
		7,734,056
Finance Companies 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	250,000	226,605
4.63%, 10/15/27 (a)	150,000	141,481
3.88%, 01/23/28 (a)	300,000	271,149
3.00%, 10/29/28 (a)	650,000	547,202
3.30%, 01/30/32 (a)	950,000	757,729
Air Lease Corp.
3.63%, 12/01/27 (a)	100,000	89,247
2.10%, 09/01/28 (a)	100,000	81,298
4.63%, 10/01/28 (a)	150,000	138,847
3.25%, 10/01/29 (a)	135,000	112,940
3.00%, 02/01/30 (a)	150,000	122,117
3.13%, 12/01/30 (a)	200,000	163,382
2.88%, 01/15/32 (a)	150,000	117,078
Ares Capital Corp.
2.88%, 06/15/27 (a)	100,000	83,703
2.88%, 06/15/28 (a)	225,000	179,566
3.20%, 11/15/31 (a)	150,000	109,472
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)(d)	150,000	123,166
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	175,000	141,298
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	275,000	219,552
GATX Corp.
3.50%, 03/15/28 (a)	75,000	70,335
4.55%, 11/07/28 (a)	100,000	98,144
4.70%, 04/01/29 (a)	125,000	122,181
4.00%, 06/30/30 (a)	100,000	92,685
1.90%, 06/01/31 (a)	100,000	78,129
3.50%, 06/01/32 (a)	50,000	43,807
Owl Rock Capital Corp.
2.88%, 06/11/28 (a)	175,000	138,131
Prospect Capital Corp.
3.44%, 10/15/28 (a)	75,000	57,560
		4,326,804
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	43,858
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ORIX Corp.
3.70%, 07/18/27	135,000	131,462
2.25%, 03/09/31	75,000	63,080
4.00%, 04/13/32	125,000	119,744
		358,144
Insurance 4.2%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	192,620
Aflac, Inc.
3.60%, 04/01/30 (a)	200,000	189,464
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	187,644
Allstate Corp.
1.45%, 12/15/30 (a)	75,000	59,660
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	98,579
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	75,278
American International Group, Inc.
3.40%, 06/30/30 (a)	125,000	114,754
5.75%, 04/01/48 (a)(b)	125,000	112,758
Anthem, Inc.
3.65%, 12/01/27 (a)	331,000	322,391
4.10%, 03/01/28 (a)	200,000	198,022
2.88%, 09/15/29 (a)	160,000	144,320
2.25%, 05/15/30 (a)	450,000	384,988
2.55%, 03/15/31 (a)	250,000	216,207
4.10%, 05/15/32 (a)	200,000	194,838
Aon Corp.
4.50%, 12/15/28 (a)	75,000	73,971
3.75%, 05/02/29 (a)	100,000	94,571
2.80%, 05/15/30 (a)	175,000	153,263
2.05%, 08/23/31 (a)	150,000	121,415
2.60%, 12/02/31 (a)	100,000	84,637
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	125,000	102,605
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	59,644
3.70%, 02/22/30 (a)	100,000	89,096
2.65%, 01/15/32 (a)	75,000	58,814
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	125,000	108,664
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	140,251
6.15%, 04/03/30 (a)	225,000	224,860
3.50%, 01/15/31 (a)	125,000	105,911
AXA S.A.
8.60%, 12/15/30	325,000	386,230
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	75,000	70,437
4.90%, 01/15/40 (a)(b)	75,000	64,393
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	125,000	121,346
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	107,040
1.45%, 10/15/30 (a)	175,000	142,271
2.88%, 03/15/32 (a)	300,000	269,433
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	100,000	97,241

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	110,000	108,198
2.38%, 03/15/31 (a)	100,000	79,381
4.20%, 03/17/32 (a)	175,000	159,780
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	275,000	220,036
Cincinnati Financial Corp.
6.92%, 05/15/28	125,000	141,832
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	94,968
3.90%, 05/01/29 (a)	100,000	94,129
2.05%, 08/15/30 (a)	100,000	80,707
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	125,000	121,371
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)(d)	250,000	231,117
3.90%, 04/05/32 (a)(d)	400,000	359,228
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	96,088
3.10%, 09/01/31 (a)	125,000	99,441
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	450,000	435,226
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	75,000	74,626
4.63%, 04/29/30 (a)	175,000	168,273
3.38%, 03/03/31 (a)	150,000	129,796
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	200,000	193,212
3.40%, 06/15/30 (a)	175,000	153,823
2.45%, 03/15/31 (a)	125,000	98,974
First American Financial Corp.
4.00%, 05/15/30 (a)	200,000	179,846
2.40%, 08/15/31 (a)	150,000	115,353
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	49,376
2.15%, 08/15/30 (a)	200,000	163,840
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	41,876
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	89,261
Humana, Inc.
3.70%, 03/23/29 (a)	200,000	189,532
3.13%, 08/15/29 (a)	125,000	113,136
4.88%, 04/01/30 (a)	50,000	50,565
2.15%, 02/03/32 (a)	250,000	202,705
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(d)	125,000	100,366
Kemper Corp.
2.40%, 09/30/30 (a)	100,000	81,661
3.80%, 02/23/32 (a)	100,000	88,801
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	95,929
3.05%, 01/15/30 (a)	125,000	109,718
3.40%, 01/15/31 (a)	100,000	89,322
3.40%, 03/01/32 (a)	125,000	109,175
Loews Corp.
3.20%, 05/15/30 (a)	100,000	91,124
Manulife Financial Corp.
3.70%, 03/16/32 (a)	175,000	161,562
Markel Corp.
3.50%, 11/01/27 (a)	100,000	96,066
3.35%, 09/17/29 (a)	25,000	22,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	350,000	346,496
2.25%, 11/15/30 (a)	185,000	156,562
2.38%, 12/15/31 (a)	100,000	84,433
MetLife, Inc.
4.55%, 03/23/30 (a)	225,000	227,203
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	95,000	90,595
4.50%, 10/01/50 (a)(b)	100,000	83,969
Primerica, Inc.
2.80%, 11/19/31 (a)	125,000	105,416
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	215,000	202,315
2.13%, 06/15/30 (a)	100,000	82,689
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	49,000	48,152
2.10%, 03/10/30 (a)	150,000	127,880
4.50%, 09/15/47 (a)(b)	175,000	158,387
5.70%, 09/15/48 (a)(b)	200,000	195,454
3.70%, 10/01/50 (a)(b)	150,000	124,574
5.13%, 03/01/52 (a)(b)	250,000	231,132
Prudential PLC
3.13%, 04/14/30	250,000	230,195
3.63%, 03/24/32 (a)	150,000	139,099
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	175,000	164,260
3.15%, 06/15/30 (a)	125,000	110,733
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	75,000	71,683
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	47,017
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	124,656
The Progressive Corp.
4.00%, 03/01/29 (a)	100,000	99,251
3.20%, 03/26/30 (a)	125,000	116,348
3.00%, 03/15/32 (a)	150,000	135,441
UnitedHealth Group, Inc.
2.95%, 10/15/27	225,000	215,818
3.85%, 06/15/28	275,000	273,867
3.88%, 12/15/28	150,000	149,302
4.00%, 05/15/29 (a)	225,000	223,432
2.88%, 08/15/29	275,000	254,411
2.00%, 05/15/30	300,000	257,292
2.30%, 05/15/31 (a)	350,000	303,404
4.20%, 05/15/32 (a)	350,000	350,287
Unum Group
4.00%, 06/15/29 (a)	100,000	94,605
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	20,462
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	147,714
4.50%, 09/15/28 (a)	125,000	120,470
2.95%, 09/15/29 (a)	200,000	171,538
		16,636,517
REITs 5.5%
Agree LP
2.00%, 06/15/28 (a)	150,000	128,142
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	48,496
4.50%, 07/30/29 (a)	175,000	170,833
2.75%, 12/15/29 (a)	100,000	87,674
4.70%, 07/01/30 (a)	100,000	98,773

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 12/15/30 (a)	150,000	149,016
3.38%, 08/15/31 (a)	125,000	110,591
2.00%, 05/18/32 (a)	50,000	39,514
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	85,452
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (a)	50,000	49,320
2.25%, 01/15/29 (a)	50,000	46,313
2.85%, 02/01/30 (a)	100,000	94,984
3.88%, 01/30/31 (a)	75,000	74,023
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	95,586
4.90%, 02/15/29 (a)	30,000	29,349
2.38%, 07/15/31 (a)	150,000	120,042
3.63%, 04/15/32 (a)	225,000	197,066
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	94,424
1.90%, 12/01/28 (a)	175,000	152,406
3.30%, 06/01/29 (a)	150,000	139,402
2.30%, 03/01/30 (a)	50,000	43,067
2.45%, 01/15/31 (a)	150,000	129,594
2.05%, 01/15/32 (a)	175,000	145,397
Boston Properties LP
4.50%, 12/01/28 (a)	300,000	291,990
3.40%, 06/21/29 (a)	100,000	89,695
2.90%, 03/15/30 (a)	285,000	242,008
3.25%, 01/30/31 (a)	200,000	171,864
2.55%, 04/01/32 (a)	200,000	159,048
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	141,139
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	42,990
4.13%, 05/15/29 (a)	75,000	69,902
4.05%, 07/01/30 (a)	275,000	247,981
2.50%, 08/16/31 (a)	150,000	118,133
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	102,103
Camden Property Trust
4.10%, 10/15/28 (a)	25,000	24,591
3.15%, 07/01/29 (a)	175,000	160,181
2.80%, 05/15/30 (a)	300,000	265,392
Corporate Office Properties LP
2.75%, 04/15/31 (a)	325,000	263,965
CubeSmart LP
2.25%, 12/15/28 (a)	125,000	106,876
4.38%, 02/15/29 (a)	75,000	72,645
3.00%, 02/15/30 (a)	75,000	66,075
2.00%, 02/15/31 (a)	125,000	99,838
2.50%, 02/15/32 (a)	125,000	101,616
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	190,778
4.45%, 07/15/28 (a)	250,000	242,655
3.60%, 07/01/29 (a)	175,000	158,931
Duke Realty LP
3.38%, 12/15/27 (a)	150,000	142,087
4.00%, 09/15/28 (a)	50,000	48,625
2.88%, 11/15/29 (a)	75,000	67,628
1.75%, 07/01/30 (a)	160,000	131,099
1.75%, 02/01/31 (a)	200,000	163,170
EPR Properties
4.95%, 04/15/28 (a)	150,000	137,403
3.75%, 08/15/29 (a)	125,000	104,140
3.60%, 11/15/31 (a)	75,000	59,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ERP Operating LP
3.25%, 08/01/27 (a)	50,000	47,432
3.50%, 03/01/28 (a)	250,000	238,337
4.15%, 12/01/28 (a)	100,000	98,150
3.00%, 07/01/29 (a)	70,000	63,526
2.50%, 02/15/30 (a)	125,000	109,484
1.85%, 08/01/31 (a)	100,000	82,203
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	78,489
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	85,996
4.00%, 03/01/29 (a)	150,000	143,542
3.00%, 01/15/30 (a)	50,000	44,394
1.65%, 01/15/31 (a)	75,000	58,772
2.65%, 03/15/32 (a)	275,000	228,506
Extra Space Storage LP
2.55%, 06/01/31 (a)	125,000	103,100
2.35%, 03/15/32 (a)	175,000	139,473
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	94,042
3.20%, 06/15/29 (a)	150,000	135,412
3.50%, 06/01/30 (a)	125,000	113,533
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	175,000	146,032
2.05%, 03/15/31 (a)	50,000	39,414
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	125,000	118,779
3.10%, 02/15/30 (a)	125,000	107,751
2.00%, 03/15/31 (a)	100,000	77,663
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	100,000	86,516
3.50%, 07/15/29 (a)	175,000	161,789
3.00%, 01/15/30 (a)	190,000	167,901
2.88%, 01/15/31 (a)	125,000	107,868
Highwoods Realty LP
4.13%, 03/15/28 (a)	75,000	71,853
4.20%, 04/15/29 (a)	75,000	70,297
3.05%, 02/15/30 (a)	50,000	43,495
2.60%, 02/01/31 (a)	125,000	103,340
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	84,671
3.50%, 09/15/30 (a)	200,000	170,914
2.90%, 12/15/31 (a)	100,000	79,539
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	42,965
4.65%, 04/01/29 (a)	150,000	144,903
3.25%, 01/15/30 (a)	125,000	109,021
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	126,496
2.00%, 08/15/31 (a)	150,000	115,634
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	66,167
3.05%, 02/15/30 (a)	300,000	257,100
Kimco Realty Corp.
1.90%, 03/01/28 (a)	50,000	43,341
2.70%, 10/01/30 (a)	100,000	86,236
2.25%, 12/01/31 (a)	100,000	81,060
3.20%, 04/01/32 (a)	150,000	131,317
Lexington Realty Trust
2.70%, 09/15/30 (a)	175,000	144,389
Life Storage LP
3.88%, 12/15/27 (a)	95,000	90,822
4.00%, 06/15/29 (a)	55,000	50,543

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 10/15/30 (a)	150,000	120,522
2.40%, 10/15/31 (a)	150,000	119,607
LXP Industrial Trust
2.38%, 10/01/31 (a)	75,000	58,315
Mid-America Apartments LP
4.20%, 06/15/28 (a)	75,000	73,436
3.95%, 03/15/29 (a)	115,000	110,146
2.75%, 03/15/30 (a)	100,000	87,368
1.70%, 02/15/31 (a)	150,000	119,058
National Health Investors, Inc.
3.00%, 02/01/31 (a)	125,000	96,889
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	100,000	93,741
4.30%, 10/15/28 (a)	50,000	48,626
2.50%, 04/15/30 (a)	100,000	85,212
Office Properties Income Trust
3.45%, 10/15/31 (a)	125,000	93,254
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	125,000	118,817
3.63%, 10/01/29 (a)	150,000	126,907
3.38%, 02/01/31 (a)	150,000	121,882
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	150,000	116,606
Physicians Realty LP
3.95%, 01/15/28 (a)	150,000	143,247
2.63%, 11/01/31 (a)	75,000	60,668
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	41,571
2.75%, 04/01/32 (a)	100,000	77,328
Prologis LP
3.88%, 09/15/28 (a)	125,000	121,757
4.38%, 02/01/29 (a)	25,000	25,001
2.25%, 04/15/30 (a)	225,000	194,848
1.25%, 10/15/30 (a)	125,000	99,621
1.63%, 03/15/31 (a)	175,000	141,657
Public Storage
3.09%, 09/15/27 (a)	100,000	95,003
1.85%, 05/01/28 (a)	250,000	217,410
1.95%, 11/09/28 (a)	150,000	129,868
3.39%, 05/01/29 (a)	100,000	93,093
2.30%, 05/01/31 (a)	175,000	147,408
2.25%, 11/09/31 (a)	100,000	82,980
Realty Income Corp.
3.95%, 08/15/27 (a)	125,000	122,395
3.40%, 01/15/28 (a)	150,000	142,000
3.65%, 01/15/28 (a)	275,000	264,500
2.20%, 06/15/28 (a)	100,000	88,110
3.25%, 06/15/29 (a)	50,000	46,602
3.10%, 12/15/29 (a)	170,000	154,882
3.25%, 01/15/31 (a)	150,000	136,914
Regency Centers LP
4.13%, 03/15/28 (a)	75,000	72,332
2.95%, 09/15/29 (a)	50,000	44,056
3.70%, 06/15/30 (a)	100,000	90,850
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	125,000	116,649
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	60,130
2.15%, 09/01/31 (a)	100,000	78,619
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	79,578
3.20%, 12/01/31 (a)	200,000	159,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	175,000	142,142
2.85%, 01/15/32 (a)	50,000	40,234
Simon Property Group LP
3.38%, 12/01/27 (a)	150,000	141,054
1.75%, 02/01/28 (a)	200,000	170,886
2.45%, 09/13/29 (a)	225,000	191,128
2.65%, 07/15/30 (a)	225,000	191,104
2.20%, 02/01/31 (a)	150,000	121,902
2.25%, 01/15/32 (a)	225,000	179,532
2.65%, 02/01/32 (a)	125,000	103,446
Spirit Realty LP
2.10%, 03/15/28 (a)	50,000	41,954
4.00%, 07/15/29 (a)	125,000	114,249
3.40%, 01/15/30 (a)	125,000	108,128
3.20%, 02/15/31 (a)	100,000	83,724
2.70%, 02/15/32 (a)	100,000	78,450
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	68,529
4.63%, 03/15/29 (a)	75,000	73,457
2.75%, 11/18/30 (a)	250,000	205,880
Sun Communities Operating LP
2.30%, 11/01/28 (a)	75,000	64,253
2.70%, 07/15/31 (a)	150,000	120,955
4.20%, 04/15/32 (a)	200,000	181,236
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	94,721
2.75%, 09/01/31 (a)	100,000	78,445
UDR, Inc.
3.50%, 07/01/27 (a)	75,000	71,606
3.50%, 01/15/28 (a)	50,000	47,196
4.40%, 01/26/29 (a)	100,000	97,830
3.20%, 01/15/30 (a)	175,000	157,484
3.00%, 08/15/31 (a)	125,000	107,031
Ventas Realty LP
4.00%, 03/01/28 (a)	296,000	283,544
4.40%, 01/15/29 (a)	150,000	144,331
3.00%, 01/15/30 (a)	145,000	127,365
4.75%, 11/15/30 (a)	50,000	48,877
2.50%, 09/01/31 (a)	100,000	82,507
Vornado Realty LP
3.40%, 06/01/31 (a)	150,000	126,795
Welltower, Inc.
4.25%, 04/15/28 (a)	200,000	194,746
2.05%, 01/15/29 (a)	75,000	63,251
4.13%, 03/15/29 (a)	100,000	94,819
3.10%, 01/15/30 (a)	150,000	132,438
2.75%, 01/15/31 (a)	100,000	84,521
2.80%, 06/01/31 (a)	250,000	211,182
2.75%, 01/15/32 (a)	150,000	125,569
3.85%, 06/15/32 (a)	200,000	182,594
WP Carey, Inc.
3.85%, 07/15/29 (a)	80,000	74,752
2.40%, 02/01/31 (a)	100,000	81,865
2.45%, 02/01/32 (a)	75,000	60,670
		21,720,591
		139,839,992

Industrial 56.2%
Basic Industry 2.8%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	50,000	43,344

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
5.05%, 06/01/32 (a)	150,000	146,566
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	170,730
3.75%, 10/01/30 (a)	200,000	166,500
ArcelorMittal S.A.
4.25%, 07/16/29 (e)	100,000	95,054
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	46,493
5.00%, 06/30/32 (a)	175,000	170,112
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,706
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	90,492
7.38%, 11/01/29	200,000	231,142
2.10%, 11/15/30 (a)	250,000	206,415
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	570,000	572,628
Eastman Chemical Co.
4.50%, 12/01/28 (a)	138,000	135,628
Ecolab, Inc.
3.25%, 12/01/27 (a)	25,000	24,376
4.80%, 03/24/30 (a)	125,000	129,695
1.30%, 01/30/31 (a)	150,000	120,476
2.13%, 02/01/32 (a)	300,000	253,425
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	200,000	173,526
FMC Corp.
3.45%, 10/01/29 (a)	150,000	136,501
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	200,000	198,616
4.13%, 03/01/28 (a)	175,000	162,538
4.38%, 08/01/28 (a)	200,000	188,042
5.25%, 09/01/29 (a)	150,000	143,434
4.25%, 03/01/30 (a)	200,000	183,534
4.63%, 08/01/30 (a)	225,000	208,813
Georgia-Pacific LLC
8.88%, 05/15/31	100,000	130,568
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	117,836
2.95%, 06/15/31 (a)	175,000	145,428
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	125,000	122,290
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,491
Linde, Inc.
1.10%, 08/10/30 (a)	125,000	100,288
LYB International Finance III LLC
2.25%, 10/01/30 (a)	150,000	123,858
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	146,811
NewMarket Corp.
2.70%, 03/18/31 (a)	125,000	103,339
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	110,833
2.25%, 10/01/30 (a)	225,000	187,306
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	97,165
2.70%, 06/01/30 (a)	100,000	86,811
3.13%, 04/01/32 (a)	100,000	87,314
Nutrien Ltd.
4.20%, 04/01/29 (a)	100,000	97,260
2.95%, 05/13/30 (a)	100,000	89,241
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Packaging Corp. of America
3.40%, 12/15/27 (a)	30,000	28,889
3.00%, 12/15/29 (a)	210,000	188,582
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	171,542
2.80%, 08/15/29 (a)	125,000	113,556
Rayonier LP
2.75%, 05/17/31 (a)	100,000	83,845
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	81,032
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	325,000	374,530
Rohm and Haas Co.
7.85%, 07/15/29	150,000	178,614
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	96,964
2.95%, 01/15/32 (a)	75,000	62,286
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	135,000	120,947
2.30%, 05/15/30 (a)	100,000	84,428
2.20%, 03/15/32 (a)	200,000	161,508
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	50,000	42,941
3.45%, 04/15/30 (a)	175,000	155,977
3.25%, 01/15/31 (a)	100,000	87,024
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	81,247
6.00%, 01/15/29 (a)	500,000	493,915
5.00%, 01/15/30 (a)	300,000	273,450
3.75%, 01/15/31 (a)	200,000	161,732
3.13%, 01/15/32 (a)	225,000	169,823
Teck Resources Ltd.
3.90%, 07/15/30 (a)	125,000	115,040
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	375,000	328,346
WestRock MWV LLC
8.20%, 01/15/30	75,000	89,162
7.95%, 02/15/31	50,000	59,102
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	83,184
4.00%, 11/15/29 (a)	200,000	189,784
4.00%, 04/15/30 (a)	125,000	117,725
7.38%, 03/15/32	150,000	173,736
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	118,746
4.00%, 03/15/28 (a)	75,000	73,733
3.90%, 06/01/28 (a)	350,000	338,530
4.90%, 03/15/29 (a)	125,000	125,894
4.20%, 06/01/32 (a)	100,000	94,829
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	100,000	80,634
		11,227,902
Capital Goods 6.1%
3M Co.
2.88%, 10/15/27 (a)	150,000	144,256
3.63%, 09/14/28 (a)	50,000	49,281
3.38%, 03/01/29 (a)	150,000	144,420
2.38%, 08/26/29 (a)	500,000	448,010
3.05%, 04/15/30 (a)	100,000	93,004
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	59,687

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion PLC
3.50%, 10/01/29 (a)	250,000	222,205
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	140,000	137,942
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	300,000	246,366
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	98,331
2.80%, 02/15/30 (a)	250,000	217,865
2.20%, 09/15/31 (a)	150,000	122,770
AptarGroup, Inc.
3.60%, 03/15/32 (a)	125,000	111,092
Avery Dennison Corp.
4.88%, 12/06/28 (a)	145,000	145,405
2.65%, 04/30/30 (a)	75,000	62,727
2.25%, 02/15/32 (a)	150,000	118,311
Boeing Co.
3.25%, 02/01/28 (a)	150,000	134,697
3.25%, 03/01/28 (a)	140,000	126,010
3.45%, 11/01/28 (a)	375,000	335,291
3.20%, 03/01/29 (a)	270,000	234,430
2.95%, 02/01/30 (a)	195,000	162,109
5.15%, 05/01/30 (a)	925,000	888,028
3.63%, 02/01/31 (a)	225,000	194,814
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	250,000	238,215
2.75%, 03/01/30 (a)	75,000	63,070
2.20%, 03/01/32 (a)	225,000	176,506
Carrier Global Corp.
2.72%, 02/15/30 (a)	400,000	346,544
2.70%, 02/15/31 (a)(d)	150,000	127,182
Caterpillar Financial Services Corp.
1.10%, 09/14/27	150,000	131,790
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	96,074
2.60%, 04/09/30 (a)	150,000	136,255
1.90%, 03/12/31 (a)(e)	250,000	213,495
CNH Industrial NV
3.85%, 11/15/27 (a)	90,000	84,891
Deere & Co.
5.38%, 10/16/29	50,000	54,357
3.10%, 04/15/30 (a)	350,000	327,393
7.13%, 03/03/31	50,000	60,450
Dover Corp.
2.95%, 11/04/29 (a)	125,000	113,937
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	118,524
Eaton Corp.
3.10%, 09/15/27 (a)	125,000	119,537
Emerson Electric Co.
1.80%, 10/15/27 (a)	125,000	112,166
2.00%, 12/21/28 (a)	50,000	44,225
1.95%, 10/15/30 (a)	200,000	168,744
2.20%, 12/21/31 (a)	200,000	169,380
Flowserve Corp.
3.50%, 10/01/30 (a)	225,000	191,664
2.80%, 01/15/32 (a)	125,000	97,425
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	175,000	151,476
4.00%, 03/25/32 (a)	100,000	88,671
GE Capital Funding LLC
4.55%, 05/15/32 (a)	300,000	289,401
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Dynamics Corp.
3.75%, 05/15/28 (a)	100,000	98,552
3.63%, 04/01/30 (a)	375,000	363,589
2.25%, 06/01/31 (a)	100,000	87,322
General Electric Co.
6.75%, 03/15/32	550,000	615,565
Honeywell International, Inc.
2.70%, 08/15/29 (a)	75,000	69,010
1.95%, 06/01/30 (a)	225,000	193,572
1.75%, 09/01/31 (a)	300,000	248,562
Hubbell, Inc.
3.15%, 08/15/27 (a)	50,000	47,209
3.50%, 02/15/28 (a)	125,000	120,130
2.30%, 03/15/31 (a)	75,000	63,220
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	46,917
2.04%, 08/16/28 (a)	250,000	214,000
4.20%, 05/01/30 (a)	375,000	353,685
IDEX Corp.
3.00%, 05/01/30 (a)	125,000	109,130
2.63%, 06/15/31 (a)	125,000	103,734
John Deere Capital Corp.
2.80%, 09/08/27	135,000	128,872
3.05%, 01/06/28	100,000	96,012
1.50%, 03/06/28	150,000	132,435
3.45%, 03/07/29	20,000	19,356
3.35%, 04/18/29	200,000	192,358
2.80%, 07/18/29	65,000	59,913
2.45%, 01/09/30	190,000	170,647
1.45%, 01/15/31	275,000	224,144
2.00%, 06/17/31	200,000	170,216
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	101,994
2.00%, 09/16/31 (a)	150,000	119,520
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	97,677
2.80%, 03/01/31 (a)	75,000	60,764
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	475,000	467,190
2.90%, 12/15/29 (a)	100,000	89,522
1.80%, 01/15/31 (a)	125,000	99,781
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	142,237
4.40%, 03/15/29 (a)	125,000	121,594
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	43,795
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	42,709
3.90%, 06/15/32 (a)	200,000	197,414
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	222,000	210,092
2.50%, 03/15/30 (a)	125,000	105,529
2.40%, 07/15/31 (a)	175,000	143,089
Masco Corp.
3.50%, 11/15/27 (a)	150,000	142,509
2.00%, 10/01/30 (a)	175,000	138,684
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	140,000	125,408
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	415,000	394,433
4.40%, 05/01/30 (a)	150,000	150,001
nVent Finance Sarl
4.55%, 04/15/28 (a)	165,000	159,832
2.75%, 11/15/31 (a)	100,000	81,277

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oshkosh Corp.
4.60%, 05/15/28 (a)	25,000	24,720
3.10%, 03/01/30 (a)	125,000	107,358
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	420,000	363,481
Owens Corning
3.88%, 06/01/30 (a)	150,000	137,460
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	350,000	348,271
3.25%, 06/14/29 (a)	225,000	205,967
4.50%, 09/15/29 (a)	275,000	273,798
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	143,871
Raytheon Technologies Corp.
7.20%, 08/15/27	100,000	114,197
4.13%, 11/16/28 (a)	775,000	766,041
7.50%, 09/15/29	100,000	118,957
2.25%, 07/01/30 (a)	225,000	194,200
1.90%, 09/01/31 (a)	275,000	225,657
2.38%, 03/15/32 (a)	250,000	211,965
Republic Services, Inc.
3.38%, 11/15/27 (a)	15,000	14,339
3.95%, 05/15/28 (a)	275,000	270,677
2.30%, 03/01/30 (a)	50,000	42,948
1.45%, 02/15/31 (a)	125,000	98,343
1.75%, 02/15/32 (a)	225,000	177,505
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	48,175
1.75%, 08/15/31 (a)	100,000	81,963
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	100,000	85,744
4.20%, 09/15/28 (a)	150,000	147,177
2.95%, 09/15/29 (a)	275,000	242,795
2.00%, 06/30/30 (a)	100,000	80,931
1.75%, 02/15/31 (a)	200,000	156,074
Sonoco Products Co.
3.13%, 05/01/30 (a)	160,000	140,251
2.85%, 02/01/32 (a)	100,000	83,673
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	150,000	150,201
2.30%, 03/15/30 (a)	175,000	150,524
3.00%, 05/15/32 (a)	100,000	88,345
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	86,872
2.75%, 04/01/31 (a)	200,000	167,346
Textron, Inc.
3.38%, 03/01/28 (a)	150,000	142,345
3.90%, 09/17/29 (a)	75,000	70,864
3.00%, 06/01/30 (a)	100,000	87,469
2.45%, 03/15/31 (a)	100,000	82,273
Timken Co.
4.50%, 12/15/28 (a)	100,000	98,398
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	125,000	118,364
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	165,000	155,013
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	139,602
Vontier Corp.
2.40%, 04/01/28 (a)	200,000	167,084
2.95%, 04/01/31 (a)	150,000	117,334
Vulcan Materials Co.
3.50%, 06/01/30 (a)	125,000	112,871
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	74,099
3.50%, 05/01/29 (a)	200,000	188,402
2.60%, 02/01/30 (a)	50,000	43,779
2.20%, 01/15/32 (a)	175,000	143,852
3.20%, 06/01/32 (a)	50,000	44,605
Waste Management, Inc.
3.15%, 11/15/27 (a)	305,000	292,928
1.15%, 03/15/28 (a)	150,000	127,836
2.00%, 06/01/29 (a)	575,000	500,037
1.50%, 03/15/31 (a)	150,000	119,626
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	325,000	312,861
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	88,541
2.25%, 01/30/31 (a)	100,000	83,394
		24,243,027
Communications 8.2%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	225,000	180,801
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	190,584
2.88%, 05/07/30 (a)	250,000	224,040
American Tower Corp.
3.55%, 07/15/27 (a)	200,000	187,870
3.60%, 01/15/28 (a)	100,000	93,059
1.50%, 01/31/28 (a)	175,000	145,714
3.95%, 03/15/29 (a)	225,000	209,779
3.80%, 08/15/29 (a)	375,000	344,576
2.90%, 01/15/30 (a)	135,000	115,363
2.10%, 06/15/30 (a)	200,000	160,032
1.88%, 10/15/30 (a)	150,000	117,071
2.70%, 04/15/31 (a)	125,000	103,040
2.30%, 09/15/31 (a)	200,000	158,626
4.05%, 03/15/32 (a)	225,000	205,070
AT&T, Inc.
1.65%, 02/01/28 (a)	550,000	475,513
4.10%, 02/15/28 (a)	425,000	417,630
4.35%, 03/01/29 (a)	625,000	616,069
4.30%, 02/15/30 (a)	825,000	805,885
2.75%, 06/01/31 (a)	600,000	519,066
2.25%, 02/01/32 (a)	675,000	551,671
Bell Canada
2.15%, 02/15/32 (a)	150,000	122,996
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	200,068
9.63%, 12/15/30 (f)	675,000	841,117
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	295,000	271,958
4.20%, 03/15/28 (a)	350,000	327,295
2.25%, 01/15/29 (a)	200,000	164,824
5.05%, 03/30/29 (a)	375,000	362,066
2.80%, 04/01/31 (a)	275,000	220,514
2.30%, 02/01/32 (a)	250,000	189,988
Comcast Corp.
3.15%, 02/15/28 (a)	375,000	357,559
3.55%, 05/01/28 (a)	150,000	145,628
4.15%, 10/15/28 (a)	642,000	640,787
2.65%, 02/01/30 (a)	525,000	469,465
3.40%, 04/01/30 (a)	500,000	469,100
4.25%, 10/15/30 (a)	425,000	419,377
1.95%, 01/15/31 (a)	250,000	208,055
1.50%, 02/15/31 (a)	325,000	261,423

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crown Castle International Corp.
3.65%, 09/01/27 (a)	300,000	283,914
3.80%, 02/15/28 (a)	75,000	70,828
4.30%, 02/15/29 (a)	125,000	120,149
3.10%, 11/15/29 (a)	250,000	220,688
3.30%, 07/01/30 (a)	200,000	176,796
2.25%, 01/15/31 (a)	225,000	182,716
2.10%, 04/01/31 (a)	175,000	139,099
2.50%, 07/15/31 (a)	190,000	156,163
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	900,000	1,113,651
Discovery Communications LLC
3.95%, 03/20/28 (a)	300,000	280,980
4.13%, 05/15/29 (a)	425,000	391,918
3.63%, 05/15/30 (a)	175,000	155,904
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	200,000	162,728
Fox Corp.
4.71%, 01/25/29 (a)	450,000	441,967
3.50%, 04/08/30 (a)	100,000	90,894
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	200,000	198,062
4.75%, 03/30/30 (a)	100,000	98,422
2.40%, 03/01/31 (a)	100,000	81,246
Koninklijke KPN N.V.
8.38%, 10/01/30	150,000	179,912
Magallanes, Inc.
4.05%, 03/15/29 (a)(d)	150,000	137,700
4.28%, 03/15/32 (a)(d)	1,325,000	1,184,523
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	190,089
4.20%, 06/01/30 (a)	125,000	119,598
2.60%, 08/01/31 (a)	150,000	125,958
Orange S.A.
9.00%, 03/01/31	625,000	807,450
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(d)	400,000	366,892
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	125,000	117,550
TCI Communications, Inc.
7.13%, 02/15/28	300,000	339,591
Telefonica Europe BV
8.25%, 09/15/30	300,000	359,442
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	73,924
3.40%, 05/13/32 (a)	200,000	179,924
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	350,000	304,587
2.40%, 03/15/29 (a)	150,000	129,770
3.88%, 04/15/30 (a)(g)	1,675,000	1,564,383
2.55%, 02/15/31 (a)	500,000	421,015
2.25%, 11/15/31 (a)	275,000	223,525
2.70%, 03/15/32 (a)	250,000	210,049
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	150,000	178,464
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	600,000	533,142
4.33%, 09/21/28	935,000	930,867
3.88%, 02/08/29 (a)	125,000	121,029
4.02%, 12/03/29 (a)	1,000,000	970,780
3.15%, 03/22/30 (a)	275,000	250,195
1.50%, 09/18/30 (a)	225,000	180,142
1.68%, 10/30/30 (a)	350,000	281,970
7.75%, 12/01/30	225,000	271,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 01/20/31 (a)	625,000	502,587
2.55%, 03/21/31 (a)	1,025,000	877,502
2.36%, 03/15/32 (a)	1,150,000	954,580
ViacomCBS, Inc.
3.38%, 02/15/28 (a)	150,000	137,907
3.70%, 06/01/28 (a)	250,000	233,360
4.20%, 06/01/29 (a)	100,000	94,294
7.88%, 07/30/30	275,000	315,538
4.95%, 01/15/31 (a)	275,000	262,130
Vodafone Group PLC
4.38%, 05/30/28	800,000	795,864
7.88%, 02/15/30	125,000	147,478
Walt Disney Co.
2.20%, 01/13/28	300,000	272,130
2.00%, 09/01/29 (a)	350,000	301,105
3.80%, 03/22/30	425,000	410,762
2.65%, 01/13/31	500,000	440,420
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	164,846
		32,524,384
Consumer Cyclical 7.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	42,456
3.90%, 04/15/30 (a)	100,000	91,233
3.50%, 03/15/32 (a)	150,000	128,751
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	478,075
2.13%, 02/09/31 (a)	425,000	352,367
Amazon.com, Inc.
3.15%, 08/22/27 (a)	600,000	584,676
1.65%, 05/12/28 (a)	575,000	510,623
3.45%, 04/13/29 (a)	350,000	341,176
1.50%, 06/03/30 (a)	550,000	458,221
2.10%, 05/12/31 (a)	750,000	643,125
3.60%, 04/13/32 (a)	600,000	578,634
American Honda Finance Corp.
3.50%, 02/15/28	191,000	184,787
2.25%, 01/12/29	150,000	132,746
1.80%, 01/13/31	125,000	102,876
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	47,477
3.25%, 03/01/32 (a)	100,000	85,064
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	70,773
1.95%, 08/01/28 (a)	100,000	83,562
4.75%, 06/01/30 (a)	75,000	70,574
2.40%, 08/01/31 (a)	300,000	231,084
3.85%, 03/01/32 (a)	75,000	64,723
AutoZone, Inc.
3.75%, 04/18/29 (a)	225,000	212,706
4.00%, 04/15/30 (a)	50,000	47,532
1.65%, 01/15/31 (a)	150,000	117,717
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	49,322
1.95%, 10/01/30 (a)	250,000	198,772
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	174,098
3.88%, 08/15/30 (a)	100,000	90,897
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	72,353
4.63%, 04/13/30 (a)	325,000	323,693
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	182,076

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
2.50%, 04/01/31 (a)	150,000	121,746
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	130,000	115,255
3.70%, 01/15/31 (a)	100,000	88,066
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	425,000	358,640
1.75%, 04/20/32 (a)	250,000	206,157
Cummins, Inc.
1.50%, 09/01/30 (a)	225,000	182,529
Daimler Finance North America LLC
8.50%, 01/18/31	400,000	507,040
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	178,400
Dollar General Corp.
4.13%, 05/01/28 (a)	50,000	48,839
3.50%, 04/03/30 (a)	300,000	276,576
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	275,000	267,410
2.65%, 12/01/31 (a)	150,000	123,825
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	83,725
eBay, Inc.
2.70%, 03/11/30 (a)	425,000	362,937
2.60%, 05/10/31 (a)	100,000	83,182
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	216,583
3.80%, 02/15/28 (a)	375,000	342,150
3.25%, 02/15/30 (a)	275,000	228,654
2.95%, 03/15/31 (a)	150,000	119,805
General Motors Co.
4.20%, 10/01/27 (a)	125,000	118,755
6.80%, 10/01/27 (a)	150,000	157,875
5.00%, 10/01/28 (a)	430,000	417,461
General Motors Financial Co., Inc.
2.70%, 08/20/27 (a)	100,000	87,923
2.40%, 04/10/28 (a)	375,000	317,527
2.40%, 10/15/28 (a)	250,000	207,665
5.65%, 01/17/29 (a)	100,000	99,779
3.60%, 06/21/30 (a)	500,000	433,580
2.35%, 01/08/31 (a)	225,000	174,870
2.70%, 06/10/31 (a)	275,000	217,954
3.10%, 01/12/32 (a)	325,000	261,345
Genuine Parts Co.
1.88%, 11/01/30 (a)	75,000	59,310
2.75%, 02/01/32 (a)	100,000	83,028
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	130,000	127,147
5.30%, 01/15/29 (a)	200,000	190,604
4.00%, 01/15/30 (a)	175,000	154,289
4.00%, 01/15/31 (a)	150,000	130,313
3.25%, 01/15/32 (a)	200,000	160,696
Home Depot, Inc.
2.80%, 09/14/27 (a)	380,000	362,661
0.90%, 03/15/28 (a)	100,000	85,270
1.50%, 09/15/28 (a)	200,000	174,546
3.90%, 12/06/28 (a)	350,000	350,416
2.95%, 06/15/29 (a)	319,000	298,523
2.70%, 04/15/30 (a)	200,000	181,652
1.38%, 03/15/31 (a)	350,000	282,618
1.88%, 09/15/31 (a)	225,000	187,596
3.25%, 04/15/32 (a)	275,000	256,844
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	250,000	224,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	110,000	104,067
6.00%, 04/23/30 (a)	150,000	151,593
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	183,264
Kohl's Corp.
3.38%, 05/01/31 (a)	150,000	130,544
Lear Corp.
3.80%, 09/15/27 (a)	160,000	151,334
4.25%, 05/15/29 (a)	25,000	23,183
3.50%, 05/30/30 (a)	300,000	261,636
Lennar Corp.
5.00%, 06/15/27 (a)	75,000	74,420
4.75%, 11/29/27 (a)	150,000	146,148
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	150,000	127,013
1.70%, 09/15/28 (a)	150,000	127,964
6.50%, 03/15/29	97,000	107,996
3.65%, 04/05/29 (a)	400,000	378,388
4.50%, 04/15/30 (a)	175,000	173,245
1.70%, 10/15/30 (a)	375,000	301,541
2.63%, 04/01/31 (a)	500,000	428,920
3.75%, 04/01/32 (a)	350,000	325,097
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	170,858
Marriott International, Inc.
4.00%, 04/15/28 (a)	125,000	119,289
4.65%, 12/01/28 (a)	225,000	221,092
4.63%, 06/15/30 (a)	225,000	215,118
2.85%, 04/15/31 (a)	50,000	41,505
McDonald's Corp.
3.50%, 07/01/27 (a)	200,000	195,984
3.80%, 04/01/28 (a)	250,000	245,765
2.63%, 09/01/29 (a)	500,000	448,685
2.13%, 03/01/30 (a)	100,000	85,813
3.60%, 07/01/30 (a)	100,000	95,258
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	150,000	125,012
2.50%, 01/15/31 (a)	100,000	74,319
NIKE, Inc.
2.85%, 03/27/30 (a)	350,000	321,531
NVR, Inc.
3.00%, 05/15/30 (a)(h)	200,000	172,108
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	225,000	217,640
4.35%, 06/01/28 (a)	200,000	199,096
3.90%, 06/01/29 (a)	150,000	142,227
4.20%, 04/01/30 (a)	125,000	120,693
4.70%, 06/15/32 (a)	200,000	199,480
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	110,303
Ross Stores, Inc.
1.88%, 04/15/31 (a)	175,000	138,693
Starbucks Corp.
3.50%, 03/01/28 (a)	75,000	72,041
4.00%, 11/15/28 (a)	136,000	133,007
3.55%, 08/15/29 (a)	375,000	352,136
2.25%, 03/12/30 (a)	175,000	148,321
2.55%, 11/15/30 (a)	255,000	217,783
3.00%, 02/14/32 (a)	250,000	217,537
Tapestry, Inc.
4.13%, 07/15/27 (a)	120,000	115,571
3.05%, 03/15/32 (a)	150,000	122,318

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Target Corp.
3.38%, 04/15/29 (a)	200,000	192,488
2.35%, 02/15/30 (a)	150,000	132,695
2.65%, 09/15/30 (a)	150,000	134,864
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	127,722
3.88%, 04/15/30 (a)	100,000	97,803
1.60%, 05/15/31 (a)	50,000	40,369
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	150,000	136,165
3.80%, 11/01/29 (a)	75,000	64,121
Toyota Motor Corp.
3.67%, 07/20/28	150,000	147,324
2.76%, 07/02/29	100,000	91,518
Toyota Motor Credit Corp.
1.15%, 08/13/27	200,000	174,244
3.05%, 01/11/28	150,000	142,339
3.65%, 01/08/29	125,000	121,558
2.15%, 02/13/30	300,000	260,286
3.38%, 04/01/30	250,000	235,665
1.90%, 09/12/31	200,000	164,938
2.40%, 01/13/32	150,000	128,897
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	98,391
VF Corp.
2.95%, 04/23/30 (a)	150,000	131,447
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	191,188
4.95%, 02/15/30 (a)	200,000	189,422
5.13%, 05/15/32 (a)	400,000	377,832
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	100,000	88,356
Walmart, Inc.
3.70%, 06/26/28 (a)	350,000	348,915
1.50%, 09/22/28 (a)	300,000	263,322
3.25%, 07/08/29 (a)	175,000	168,873
2.38%, 09/24/29 (a)	325,000	295,981
1.80%, 09/22/31 (a)	375,000	318,952
		29,569,946
Consumer Non-Cyclical 13.6%
Abbott Laboratories
1.15%, 01/30/28 (a)	125,000	109,026
1.40%, 06/30/30 (a)	200,000	167,168
AbbVie, Inc.
4.25%, 11/14/28 (a)	500,000	494,845
3.20%, 11/21/29 (a)	1,175,000	1,081,117
Adventist Health System
2.95%, 03/01/29 (a)	75,000	68,867
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	128,297
2.21%, 06/15/30 (a)	75,000	64,821
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	87,721
2.10%, 06/04/30 (a)	50,000	40,783
2.30%, 03/12/31 (a)	150,000	122,292
Ahold Finance USA LLC
6.88%, 05/01/29	125,000	139,580
Altria Group, Inc.
4.80%, 02/14/29 (a)	500,000	474,425
3.40%, 05/06/30 (a)	125,000	106,679
2.45%, 02/04/32 (a)	450,000	339,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	125,000	120,500
2.80%, 05/15/30 (a)	150,000	131,225
2.70%, 03/15/31 (a)	200,000	171,468
Amgen, Inc.
3.20%, 11/02/27 (a)	300,000	287,226
1.65%, 08/15/28 (a)	200,000	171,826
3.00%, 02/22/29 (a)	250,000	230,920
2.45%, 02/21/30 (a)	200,000	174,762
2.30%, 02/25/31 (a)	350,000	297,703
2.00%, 01/15/32 (a)	350,000	285,414
3.35%, 02/22/32 (a)	200,000	183,274
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	600,000	592,722
4.75%, 01/23/29 (a)	945,000	964,269
3.50%, 06/01/30 (a)	500,000	469,500
4.90%, 01/23/31 (a)	150,000	154,203
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	188,586
2.90%, 03/01/32 (a)	150,000	135,882
Ascension Health
2.53%, 11/15/29 (a)	250,000	226,032
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	150,000	132,429
2.25%, 05/28/31 (a)	150,000	130,685
AstraZeneca PLC
3.13%, 06/12/27 (a)	180,000	173,590
4.00%, 01/17/29 (a)	400,000	398,828
1.38%, 08/06/30 (a)	250,000	205,165
Banner Health
2.34%, 01/01/30 (a)	75,000	66,400
1.90%, 01/01/31 (a)	100,000	83,202
BAT Capital Corp.
3.56%, 08/15/27 (a)	600,000	549,828
2.26%, 03/25/28 (a)	475,000	398,059
3.46%, 09/06/29 (a)	325,000	279,107
4.91%, 04/02/30 (a)	275,000	255,709
2.73%, 03/25/31 (a)	225,000	177,908
4.74%, 03/16/32 (a)	250,000	222,602
BAT International Finance PLC
4.45%, 03/16/28 (a)	250,000	236,890
Baxter International, Inc.
2.27%, 12/01/28 (a)	150,000	131,478
3.95%, 04/01/30 (a)	125,000	120,079
1.73%, 04/01/31 (a)	100,000	78,872
2.54%, 02/01/32 (a)	300,000	253,248
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	41,124
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	200,000	175,934
1.96%, 02/11/31 (a)	100,000	80,964
Biogen, Inc.
2.25%, 05/01/30 (a)	400,000	328,344
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	100,000	88,943
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	125,000	116,719
2.10%, 06/01/31 (a)	100,000	82,990
Boston Scientific Corp.
2.65%, 06/01/30 (a)	225,000	196,578
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	235,000	206,878
3.90%, 02/20/28 (a)	250,000	250,760
3.40%, 07/26/29 (a)	625,000	604,219

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.45%, 11/13/30 (a)	400,000	329,172
2.95%, 03/15/32 (a)	425,000	390,503
Brunswick Corp.
2.40%, 08/18/31 (a)	200,000	148,192
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	100,000	96,286
2.75%, 05/14/31 (a)	225,000	185,864
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	171,493
2.38%, 04/24/30 (a)	150,000	126,771
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	85,775
CHRISTUS Health
4.34%, 07/01/28 (a)	50,000	50,230
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	23,968
2.30%, 12/15/31 (a)	150,000	126,723
Cigna Corp.
3.05%, 10/15/27 (a)	250,000	235,505
4.38%, 10/15/28 (a)	875,000	868,192
2.40%, 03/15/30 (a)	300,000	258,153
2.38%, 03/15/31 (a)	350,000	295,991
Clorox Co.
3.10%, 10/01/27 (a)	200,000	191,302
3.90%, 05/15/28 (a)	50,000	49,083
1.80%, 05/15/30 (a)	100,000	81,840
4.60%, 05/01/32 (a)	200,000	200,890
Coca-Cola Co.
1.00%, 03/15/28	600,000	517,854
2.13%, 09/06/29	175,000	156,300
3.45%, 03/25/30	250,000	242,715
1.65%, 06/01/30	300,000	254,430
2.00%, 03/05/31	175,000	150,729
1.38%, 03/15/31	325,000	264,914
2.25%, 01/05/32	500,000	436,155
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	314,398
CommonSpirit Health
3.35%, 10/01/29 (a)	145,000	133,639
2.78%, 10/01/30 (a)	225,000	194,069
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	208,820
7.00%, 10/01/28	150,000	161,790
4.85%, 11/01/28 (a)	175,000	172,660
8.25%, 09/15/30	175,000	205,329
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	250,000	237,297
4.65%, 11/15/28 (a)	125,000	123,826
3.15%, 08/01/29 (a)	75,000	67,639
2.88%, 05/01/30 (a)	125,000	108,873
2.25%, 08/01/31 (a)	200,000	162,304
4.75%, 05/09/32 (a)	300,000	296,703
CVS Health Corp.
6.25%, 06/01/27	300,000	322,515
1.30%, 08/21/27 (a)	600,000	517,218
4.30%, 03/25/28 (a)	932,000	923,817
3.25%, 08/15/29 (a)	350,000	319,917
3.75%, 04/01/30 (a)	350,000	327,687
1.75%, 08/21/30 (a)	275,000	220,883
1.88%, 02/28/31 (a)	250,000	200,522
2.13%, 09/15/31 (a)	300,000	243,186
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	168,982
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	200,000	179,466
Diageo Capital PLC
3.88%, 05/18/28 (a)	400,000	397,836
2.00%, 04/29/30 (a)	425,000	363,528
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	175,000	170,996
Eli Lilly & Co.
3.38%, 03/15/29 (a)	200,000	195,022
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	200,000	178,238
2.60%, 04/15/30 (a)	150,000	134,894
1.95%, 03/15/31 (a)	125,000	105,625
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	82,190
General Mills, Inc.
4.20%, 04/17/28 (a)	275,000	272,775
2.88%, 04/15/30 (a)	125,000	110,689
2.25%, 10/14/31 (a)	200,000	164,332
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	175,000	150,775
1.65%, 10/01/30 (a)	250,000	204,862
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	250,000	241,485
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	425,000	423,457
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/29 (a)(d)	250,000	234,177
3.63%, 03/24/32 (a)(d)	400,000	369,324
Hasbro, Inc.
3.50%, 09/15/27 (a)	105,000	99,203
3.90%, 11/19/29 (a)	255,000	234,506
HCA, Inc.
5.63%, 09/01/28 (a)	350,000	344,774
5.88%, 02/01/29 (a)	250,000	250,477
4.13%, 06/15/29 (a)	300,000	274,005
3.50%, 09/01/30 (a)	700,000	597,513
2.38%, 07/15/31 (a)	300,000	232,752
3.63%, 03/15/32 (a)(d)	625,000	528,381
Hershey Co.
2.45%, 11/15/29 (a)	75,000	67,328
1.70%, 06/01/30 (a)	75,000	63,067
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	88,417
1.80%, 06/11/30 (a)	200,000	167,926
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	122,108
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	108,774
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	71,705
2.38%, 03/15/30 (a)	100,000	85,098
2.13%, 03/15/32 (a)	100,000	80,519
Johnson & Johnson
0.95%, 09/01/27 (a)	325,000	286,656
2.90%, 01/15/28 (a)	300,000	290,214
6.95%, 09/01/29	87,000	107,750
1.30%, 09/01/30 (a)	425,000	358,636
Kellogg Co.
3.40%, 11/15/27 (a)	300,000	286,866
4.30%, 05/15/28 (a)	75,000	74,924
2.10%, 06/01/30 (a)	100,000	83,092
7.45%, 04/01/31	100,000	115,750

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr Pepper, Inc.
3.43%, 06/15/27 (a)	75,000	71,728
4.60%, 05/25/28 (a)	300,000	300,483
3.20%, 05/01/30 (a)	350,000	313,274
2.25%, 03/15/31 (a)	75,000	61,772
4.05%, 04/15/32 (a)	250,000	234,277
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	150,000	131,007
3.95%, 11/01/28 (a)	50,000	49,901
3.20%, 04/25/29 (a)	135,000	128,921
3.10%, 03/26/30 (a)	250,000	234,917
2.00%, 11/02/31 (a)	200,000	168,224
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	150,000	148,436
3.75%, 04/01/30 (a)	150,000	138,737
4.25%, 03/01/31 (a)	75,000	71,402
6.75%, 03/15/32	100,000	112,482
Kroger Co.
3.70%, 08/01/27 (a)	250,000	243,550
4.50%, 01/15/29 (a)	125,000	124,395
2.20%, 05/01/30 (a)	100,000	84,459
1.70%, 01/15/31 (a)	150,000	119,595
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	125,000	120,661
2.95%, 12/01/29 (a)	200,000	176,036
2.70%, 06/01/31 (a)	100,000	84,209
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	175,000	167,332
2.50%, 04/15/30 (a)	200,000	171,024
1.85%, 02/15/31 (a)	100,000	79,636
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	24,396
Merck & Co., Inc.
1.90%, 12/10/28 (a)	200,000	177,878
3.40%, 03/07/29 (a)	350,000	339,125
1.45%, 06/24/30 (a)	250,000	207,735
2.15%, 12/10/31 (a)	400,000	344,588
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	225,000	248,465
Mercy Health
4.30%, 07/01/28 (a)	50,000	50,401
Mondelez International, Inc.
4.13%, 05/07/28 (a)	75,000	75,434
2.75%, 04/13/30 (a)	175,000	153,865
1.50%, 02/04/31 (a)	350,000	275,313
Mylan, Inc.
4.55%, 04/15/28 (a)	175,000	166,980
Novartis Capital Corp.
2.20%, 08/14/30 (a)	375,000	331,095
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	101,221
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	129,257
PepsiCo, Inc.
3.00%, 10/15/27 (a)	500,000	487,155
2.63%, 07/29/29 (a)	250,000	231,745
2.75%, 03/19/30 (a)	325,000	299,523
1.63%, 05/01/30 (a)	325,000	275,977
1.40%, 02/25/31 (a)	150,000	123,345
1.95%, 10/21/31 (a)	275,000	234,608
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	300,000	264,312
2.55%, 03/15/31 (a)	100,000	81,921
2.25%, 09/15/31 (a)	200,000	158,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.60%, 09/15/28 (a)	200,000	199,178
3.45%, 03/15/29 (a)	350,000	340,994
2.63%, 04/01/30 (a)	200,000	182,710
1.70%, 05/28/30 (a)	200,000	170,734
1.75%, 08/18/31 (a)	375,000	313,909
Pharmacia LLC
6.60%, 12/01/28	250,000	282,820
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	57,000	53,562
3.13%, 03/02/28 (a)	100,000	91,498
3.38%, 08/15/29 (a)	125,000	112,858
2.10%, 05/01/30 (a)	325,000	265,960
1.75%, 11/01/30 (a)	125,000	96,959
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	100,000	82,649
Procter & Gamble Co.
2.85%, 08/11/27	125,000	121,258
3.00%, 03/25/30	475,000	448,552
1.20%, 10/29/30	275,000	225,126
1.95%, 04/23/31	175,000	151,512
2.30%, 02/01/32	250,000	222,172
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	177,442
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	200,000	194,526
2.95%, 06/30/30 (a)	150,000	132,318
2.80%, 06/30/31 (a)	100,000	85,941
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	350,000	281,109
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	149,384
2.20%, 09/02/30 (a)	275,000	222,065
2.15%, 09/02/31 (a)	150,000	117,312
Rush Obligated Group
3.92%, 11/15/29 (a)	75,000	72,251
Sanofi
3.63%, 06/19/28 (a)	175,000	172,846
Smith & Nephew PLC
2.03%, 10/14/30 (a)	275,000	218,606
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	99,630
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	92,699
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	175,000	147,975
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	242,477
1.95%, 06/15/30 (a)	125,000	104,098
Sutter Health
3.70%, 08/15/28 (a)	150,000	146,639
2.29%, 08/15/30 (a)	175,000	150,385
Sysco Corp.
3.25%, 07/15/27 (a)	125,000	119,046
2.40%, 02/15/30 (a)	90,000	77,063
5.95%, 04/01/30 (a)	175,000	186,904
2.45%, 12/14/31 (a)	200,000	166,338
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	550,000	561,192
2.05%, 03/31/30 (a)	500,000	418,345
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	150,000	131,343
2.60%, 10/01/29 (a)	50,000	45,375
2.00%, 10/15/31 (a)	400,000	335,824

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toledo Hospital
5.33%, 11/15/28	100,000	94,208
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	350,000	346,916
Unilever Capital Corp.
3.50%, 03/22/28 (a)	300,000	293,868
2.13%, 09/06/29 (a)	200,000	176,322
1.38%, 09/14/30 (a)	100,000	81,426
1.75%, 08/12/31 (a)	250,000	206,310
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	225,000	180,135
2.65%, 01/15/32 (a)(d)	100,000	77,730
Viatris, Inc.
2.70%, 06/22/30 (a)	350,000	281,466
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	89,890
2.40%, 05/15/31 (a)	175,000	146,244
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	200,000	163,556
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	118,043
3.90%, 08/20/28 (a)	250,000	242,560
2.00%, 05/15/30 (a)	100,000	83,813
		53,962,510
Energy 6.3%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	325,000	307,599
3.14%, 11/07/29 (a)	100,000	90,560
4.49%, 05/01/30 (a)	175,000	173,308
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	72,779
4.80%, 05/03/29 (a)	50,000	48,598
3.40%, 02/15/31 (a)	200,000	171,430
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	250,000	244,602
4.23%, 11/06/28 (a)	425,000	422,709
3.63%, 04/06/30 (a)	250,000	237,092
1.75%, 08/10/30 (a)	200,000	164,848
2.72%, 01/12/32 (a)	475,000	409,573
BP Capital Markets PLC
3.28%, 09/19/27 (a)	493,000	472,614
3.72%, 11/28/28 (a)	150,000	145,383
Burlington Resources LLC
7.20%, 08/15/31	100,000	119,000
7.40%, 12/01/31	100,000	120,919
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	192,186
2.95%, 07/15/30 (a)	125,000	109,918
Cenovus Energy, Inc.
4.40%, 04/15/29 (a)	125,000	120,535
2.65%, 01/15/32 (a)	150,000	124,539
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	450,000	413,478
Chevron Corp.
2.24%, 05/11/30 (a)	375,000	330,352
Chevron USA, Inc.
1.02%, 08/12/27 (a)	200,000	174,794
3.85%, 01/15/28 (a)	75,000	74,627
3.25%, 10/15/29 (a)	200,000	189,612
Conoco Funding Co.
7.25%, 10/15/31	125,000	148,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips Co.
6.95%, 04/15/29	250,000	286,370
Continental Resources, Inc.
4.38%, 01/15/28 (a)	225,000	211,792
Coterra Energy, Inc.
4.38%, 03/15/29 (a)(d)	145,000	142,850
Devon Energy Corp.
5.25%, 10/15/27 (a)	100,000	100,867
5.88%, 06/15/28 (a)(d)	54,000	54,948
4.50%, 01/15/30 (a)	180,000	169,956
7.88%, 09/30/31	100,000	117,604
7.95%, 04/15/32	150,000	177,978
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	225,000	206,455
3.13%, 03/24/31 (a)	125,000	108,913
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(d)	125,000	113,356
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	245,015
4.15%, 09/15/29 (a)	135,000	123,966
Enbridge, Inc.
3.70%, 07/15/27 (a)	125,000	119,949
3.13%, 11/15/29 (a)	175,000	158,723
Energy Transfer Operating LP
5.50%, 06/01/27 (a)	150,000	152,400
4.95%, 06/15/28 (a)	175,000	172,582
5.25%, 04/15/29 (a)	525,000	520,837
3.75%, 05/15/30 (a)	300,000	270,489
Eni USA, Inc.
7.30%, 11/15/27	50,000	55,977
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	175,000	170,919
3.13%, 07/31/29 (a)	235,000	211,688
2.80%, 01/31/30 (a)	375,000	328,789
5.25%, 08/16/77 (a)(b)	225,000	189,911
5.38%, 02/15/78 (a)(b)	200,000	160,404
EOG Resources, Inc.
4.38%, 04/15/30 (a)	225,000	226,181
EQT Corp.
3.90%, 10/01/27 (a)	200,000	187,320
5.00%, 01/15/29 (a)	100,000	96,894
7.50%, 02/01/30 (a)(f)	150,000	161,409
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	300,000	270,138
3.48%, 03/19/30 (a)	500,000	479,670
2.61%, 10/15/30 (a)	400,000	359,572
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	155,304
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	100,000	85,778
Hess Corp.
7.88%, 10/01/29	130,000	150,041
7.30%, 08/15/31	175,000	196,210
HF Sinclair Corp.
4.50%, 10/01/30 (a)(d)	100,000	91,133
Kinder Morgan Energy Partners LP
7.75%, 03/15/32	150,000	172,728
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	275,000	268,386
2.00%, 02/15/31 (a)	150,000	120,069
7.80%, 08/01/31	200,000	233,042
7.75%, 01/15/32	200,000	233,470

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	88,750
Marathon Oil Corp.
4.40%, 07/15/27 (a)	225,000	220,059
6.80%, 03/15/32	100,000	108,558
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	130,000	123,075
MPLX LP
4.25%, 12/01/27 (a)	175,000	168,912
4.00%, 03/15/28 (a)	200,000	189,938
4.80%, 02/15/29 (a)	125,000	123,281
2.65%, 08/15/30 (a)	350,000	292,348
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	93,594
4.75%, 09/01/28 (a)	100,000	98,271
2.95%, 03/01/31 (a)	125,000	101,758
NOV, Inc.
3.60%, 12/01/29 (a)	160,000	143,837
ONEOK, Inc.
4.00%, 07/13/27 (a)	175,000	168,907
4.55%, 07/15/28 (a)	175,000	169,405
4.35%, 03/15/29 (a)	125,000	117,868
3.40%, 09/01/29 (a)	125,000	110,545
3.10%, 03/15/30 (a)	225,000	193,525
6.35%, 01/15/31 (a)	105,000	110,076
Ovintiv, Inc.
8.13%, 09/15/30	150,000	170,607
7.20%, 11/01/31	150,000	163,845
7.38%, 11/01/31	50,000	55,230
Phillips 66
3.90%, 03/15/28 (a)	200,000	194,502
2.15%, 12/15/30 (a)	150,000	122,561
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	71,445
3.15%, 12/15/29 (a)(d)	125,000	112,536
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	250,000	204,292
2.15%, 01/15/31 (a)	225,000	185,557
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	175,000	154,730
3.80%, 09/15/30 (a)	250,000	221,575
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	300,000	288,741
4.50%, 05/15/30 (a)	525,000	505,139
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	300,000	264,048
Shell International Finance BV
3.88%, 11/13/28 (a)	400,000	394,920
2.38%, 11/07/29 (a)	240,000	212,256
2.75%, 04/06/30 (a)	500,000	451,860
Suncor Energy, Inc.
7.15%, 02/01/32	175,000	199,097
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	175,000	165,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	143,418
6.88%, 01/15/29 (a)	150,000	153,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	255,802
5.50%, 03/01/30 (a)	200,000	190,584
4.88%, 02/01/31 (a)	250,000	228,327
4.00%, 01/15/32 (a)	250,000	214,595
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	109,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tosco Corp.
8.13%, 02/15/30	150,000	183,302
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	450,000	429,426
2.83%, 01/10/30 (a)	210,000	190,564
TotalEnergies Capital S.A.
3.88%, 10/11/28	175,000	172,722
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	475,000	462,659
4.10%, 04/15/30 (a)	250,000	239,165
2.50%, 10/12/31 (a)	200,000	166,482
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	175,000	170,214
3.25%, 05/15/30 (a)	50,000	44,960
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	89,257
4.35%, 06/01/28 (a)	150,000	146,168
4.00%, 04/01/29 (a)	275,000	260,067
2.80%, 12/01/31 (a)	225,000	189,169
7.50%, 04/15/32	100,000	115,881
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	148,154
Williams Cos., Inc.
3.50%, 11/15/30 (a)	325,000	293,368
2.60%, 03/15/31 (a)	350,000	293,555
8.75%, 03/15/32	175,000	222,000
		25,013,080
Industrial Other 0.2%
Emory University
2.14%, 09/01/30 (a)	250,000	219,160
Quanta Services, Inc.
2.90%, 10/01/30 (a)	325,000	267,728
2.35%, 01/15/32 (a)	125,000	96,786
Yale University
1.48%, 04/15/30 (a)	150,000	127,253
		710,927
Technology 9.7%
Adobe, Inc.
2.30%, 02/01/30 (a)	225,000	199,172
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	147,679
Alphabet, Inc.
0.80%, 08/15/27 (a)	200,000	173,814
1.10%, 08/15/30 (a)	400,000	328,504
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	106,218
Analog Devices, Inc.
1.70%, 10/01/28 (a)	200,000	175,760
2.10%, 10/01/31 (a)	175,000	149,396
Apple Inc.
2.90%, 09/12/27 (a)	450,000	434,488
3.00%, 11/13/27 (a)	375,000	363,885
1.20%, 02/08/28 (a)	400,000	350,252
1.40%, 08/05/28 (a)	400,000	350,824
2.20%, 09/11/29 (a)	525,000	472,857
1.65%, 05/11/30 (a)	525,000	447,153
1.25%, 08/20/30 (a)	400,000	328,884
1.65%, 02/08/31 (a)	600,000	504,540
1.70%, 08/05/31 (a)	350,000	293,622

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	71,514
2.95%, 02/15/32 (a)	50,000	41,716
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	95,925
2.85%, 01/15/30 (a)	85,000	74,236
2.40%, 12/15/31 (a)	200,000	163,334
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	300,000	270,306
1.25%, 09/01/30 (a)	250,000	204,405
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	82,619
Baidu, Inc.
3.63%, 07/06/27	200,000	193,020
4.38%, 03/29/28 (a)	200,000	197,510
3.43%, 04/07/30 (a)	200,000	183,688
2.38%, 10/09/30 (a)	200,000	169,072
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	275,000	254,815
Broadcom, Inc.
1.95%, 02/15/28 (a)(d)	100,000	85,229
4.11%, 09/15/28 (a)	300,000	285,009
4.75%, 04/15/29 (a)	360,000	350,518
5.00%, 04/15/30 (a)	400,000	393,944
4.15%, 11/15/30 (a)	475,000	435,727
2.45%, 02/15/31 (a)(d)	450,000	361,953
4.15%, 04/15/32 (a)(d)	375,000	340,050
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	87,768
2.60%, 05/01/31 (a)	375,000	313,485
CDW LLC
4.25%, 04/01/28 (a)	150,000	136,257
3.25%, 02/15/29 (a)	200,000	168,652
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	200,000	172,832
3.57%, 12/01/31 (a)	225,000	186,367
CGI, Inc.
2.30%, 09/14/31 (a)	150,000	121,145
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	99,063
3.30%, 03/01/30 (a)	175,000	171,222
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	50,000	52,451
5.30%, 10/01/29 (a)	330,000	325,667
6.20%, 07/15/30 (a)	175,000	182,192
Dell, Inc.
7.10%, 04/15/28	300,000	327,336
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	86,102
Equifax, Inc.
3.10%, 05/15/30 (a)	100,000	87,939
2.35%, 09/15/31 (a)	350,000	279,699
Equinix, Inc.
1.80%, 07/15/27 (a)	150,000	130,335
1.55%, 03/15/28 (a)	100,000	84,207
2.00%, 05/15/28 (a)	50,000	43,003
3.20%, 11/18/29 (a)	150,000	133,560
2.15%, 07/15/30 (a)	400,000	325,120
2.50%, 05/15/31 (a)	300,000	243,351
3.90%, 04/15/32 (a)	300,000	271,467
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	125,000	109,838
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	50,000	42,772
3.75%, 05/21/29 (a)	275,000	257,359
2.25%, 03/01/31 (a)	250,000	203,562
Fiserv, Inc.
4.20%, 10/01/28 (a)	175,000	169,283
3.50%, 07/01/29 (a)	900,000	821,187
2.65%, 06/01/30 (a)	175,000	148,202
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	144,983
4.88%, 05/12/30 (a)	150,000	143,243
Fortinet, Inc.
2.20%, 03/15/31 (a)	150,000	122,040
Global Payments, Inc.
4.45%, 06/01/28 (a)	125,000	120,370
3.20%, 08/15/29 (a)	280,000	244,980
2.90%, 05/15/30 (a)	225,000	189,783
2.90%, 11/15/31 (a)	250,000	205,002
HP, Inc.
3.00%, 06/17/27 (a)	150,000	138,720
3.40%, 06/17/30 (a)	350,000	305,588
2.65%, 06/17/31 (a)	425,000	341,717
4.20%, 04/15/32 (a)	150,000	133,979
Intel Corp.
1.60%, 08/12/28 (a)	300,000	263,091
2.45%, 11/15/29 (a)	550,000	491,139
3.90%, 03/25/30 (a)	275,000	270,083
2.00%, 08/12/31 (a)	300,000	251,610
International Business Machines Corp.
6.22%, 08/01/27	125,000	136,884
6.50%, 01/15/28	135,000	149,604
3.50%, 05/15/29	625,000	592,250
1.95%, 05/15/30 (a)	500,000	420,410
2.72%, 02/09/32 (a)	100,000	86,860
Intuit, Inc.
1.35%, 07/15/27 (a)	150,000	131,522
1.65%, 07/15/30 (a)	100,000	82,438
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	95,690
3.60%, 01/15/30 (a)	60,000	53,563
3.00%, 01/15/31 (a)	125,000	104,833
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	250,000	229,640
2.00%, 12/10/30 (a)	100,000	78,450
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	125,000	111,410
KLA Corp.
4.10%, 03/15/29 (a)	150,000	148,885
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)(d)	125,000	99,676
3.15%, 10/15/31 (a)(d)	150,000	110,496
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	147,665
1.90%, 06/15/30 (a)	250,000	211,510
Leidos, Inc.
4.38%, 05/15/30 (a)	300,000	277,188
2.30%, 02/15/31 (a)	100,000	79,492
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	125,000	109,100
4.88%, 06/22/28 (a)	50,000	49,418
2.95%, 04/15/31 (a)	150,000	125,546
Mastercard, Inc.
3.50%, 02/26/28 (a)	150,000	148,008
2.95%, 06/01/29 (a)	225,000	211,214

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 03/26/30 (a)	300,000	286,479
1.90%, 03/15/31 (a)	150,000	128,210
2.00%, 11/18/31 (a)	150,000	126,960
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	90,000	85,970
Micron Technology, Inc.
5.33%, 02/06/29 (a)	125,000	124,901
4.66%, 02/15/30 (a)	225,000	216,254
2.70%, 04/15/32 (a)	200,000	159,892
Moody's Corp.
3.25%, 01/15/28 (a)	225,000	213,048
4.25%, 02/01/29 (a)	50,000	49,747
2.00%, 08/19/31 (a)	100,000	81,742
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	300,000	293,016
4.60%, 05/23/29 (a)	25,000	23,888
2.30%, 11/15/30 (a)	375,000	293,647
2.75%, 05/24/31 (a)	200,000	162,190
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	136,251
2.70%, 06/22/30 (a)	175,000	147,766
NVIDIA Corp.
1.55%, 06/15/28 (a)	200,000	175,632
2.85%, 04/01/30 (a)	300,000	274,848
2.00%, 06/15/31 (a)	275,000	233,849
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	250,000	255,002
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	275,000	264,718
3.40%, 05/01/30 (a)	250,000	222,995
2.50%, 05/11/31 (a)	250,000	206,135
2.65%, 02/15/32 (a)	200,000	164,526
Oracle Corp.
3.25%, 11/15/27 (a)	675,000	622,471
2.30%, 03/25/28 (a)	400,000	344,600
2.95%, 04/01/30 (a)	600,000	512,340
3.25%, 05/15/30 (a)	250,000	217,440
2.88%, 03/25/31 (a)	900,000	741,888
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	150,000	149,409
2.85%, 10/01/29 (a)	225,000	204,075
2.30%, 06/01/30 (a)	325,000	280,023
4.40%, 06/01/32 (a)	300,000	297,192
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	198,502
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	150,000	130,103
2.15%, 05/20/30 (a)	375,000	329,295
1.65%, 05/20/32 (a)	350,000	283,104
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	251,688
3.00%, 05/22/30 (a)	100,000	89,903
S&P Global, Inc.
4.75%, 08/01/28 (a)(d)	175,000	178,279
2.70%, 03/01/29 (a)(d)	250,000	227,740
4.25%, 05/01/29 (a)(d)	200,000	198,310
2.50%, 12/01/29 (a)	150,000	132,761
1.25%, 08/15/30 (a)	175,000	138,899
2.90%, 03/01/32 (a)(d)	375,000	334,361
salesforce.com, Inc.
3.70%, 04/11/28 (a)	350,000	346,125
1.50%, 07/15/28 (a)	225,000	196,686
1.95%, 07/15/31 (a)	275,000	234,154
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ServiceNow, Inc.
1.40%, 09/01/30 (a)	350,000	274,277
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	150,000	122,600
SYNNEX Corp.
2.38%, 08/09/28 (a)(d)	125,000	105,549
2.65%, 08/09/31 (a)(d)	125,000	101,045
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	103,548
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	156,828
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	150,000	143,624
2.25%, 09/04/29 (a)	150,000	133,883
1.75%, 05/04/30 (a)	125,000	107,026
1.90%, 09/15/31 (a)	150,000	127,497
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	145,689
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	200,000	199,734
2.50%, 10/25/31 (a)	250,000	215,022
4.25%, 04/22/32 (a)	250,000	247,280
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	125,000	120,295
2.50%, 02/04/32 (a)	100,000	87,848
VeriSign, Inc.
4.75%, 07/15/27 (a)	50,000	48,979
2.70%, 06/15/31 (a)	200,000	161,156
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	144,471
Visa, Inc.
0.75%, 08/15/27 (a)	250,000	216,860
2.75%, 09/15/27 (a)	200,000	191,144
2.05%, 04/15/30 (a)	250,000	219,332
1.10%, 02/15/31 (a)	250,000	200,210
VMware, Inc.
3.90%, 08/21/27 (a)	175,000	168,185
1.80%, 08/15/28 (a)	150,000	124,773
4.70%, 05/15/30 (a)	375,000	360,825
2.20%, 08/15/31 (a)	300,000	236,322
Western Digital Corp.
2.85%, 02/01/29 (a)	200,000	163,118
3.10%, 02/01/32 (a)	150,000	115,176
Western Union Co.
2.75%, 03/15/31 (a)	125,000	102,933
Workday, Inc.
3.70%, 04/01/29 (a)	200,000	187,664
3.80%, 04/01/32 (a)	250,000	228,797
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	198,484
		38,648,329
Transportation 1.8%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	143,157	131,161
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	147,625	135,496
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	166,950	152,168
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	37,339	33,285
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	170,438	156,223

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	78,351	70,797
Canadian National Railway Co.
6.90%, 07/15/28	160,000	182,181
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	99,219
2.05%, 03/05/30 (a)	125,000	105,886
7.13%, 10/15/31	150,000	175,371
2.45%, 12/02/31 (a)	300,000	257,712
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	125,549
CSX Corp.
3.25%, 06/01/27 (a)	150,000	144,117
3.80%, 03/01/28 (a)	150,000	146,800
4.25%, 03/15/29 (a)	150,000	149,454
2.40%, 02/15/30 (a)	100,000	87,807
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	176,082	155,196
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	71,720
4.20%, 10/17/28 (a)	75,000	74,444
3.10%, 08/05/29 (a)	170,000	155,239
4.25%, 05/15/30 (a)	250,000	243,802
2.40%, 05/15/31 (a)	275,000	232,295
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	250,000	197,822
Kansas City Southern
2.88%, 11/15/29 (a)	75,000	67,142
Kirby Corp.
4.20%, 03/01/28 (a)	155,000	144,596
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	175,000	172,074
2.55%, 11/01/29 (a)	125,000	112,076
2.30%, 05/15/31 (a)	100,000	85,573
3.00%, 03/15/32 (a)	125,000	112,862
Southwest Airlines Co.
3.45%, 11/16/27 (a)	25,000	23,541
2.63%, 02/10/30 (a)	185,000	156,399
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 10/01/29	47,675	44,952
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	81,677
Union Pacific Corp.
3.95%, 09/10/28 (a)	250,000	247,140
6.63%, 02/01/29	75,000	84,856
3.70%, 03/01/29 (a)	100,000	97,382
2.40%, 02/05/30 (a)	75,000	66,347
2.38%, 05/20/31 (a)	300,000	259,800
2.80%, 02/14/32 (a)	400,000	356,108
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	171,574	155,301
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	95,265	86,476
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	229,322	206,580
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	39,817	37,128
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	136,508	115,172
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	613,960	604,321
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	175,000	170,469
3.40%, 03/15/29 (a)	125,000	120,755
2.50%, 09/01/29 (a)	125,000	113,681
4.45%, 04/01/30 (a)	150,000	153,637
		7,159,789
		223,059,894

Utility 7.4%
Electric 6.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	97,286
2.10%, 07/01/30 (a)	150,000	125,111
4.70%, 05/15/32 (a)	125,000	124,731
AES Corp.
2.45%, 01/15/31 (a)	225,000	181,152
Alabama Power Co.
1.45%, 09/15/30 (a)	150,000	122,189
3.05%, 03/15/32 (a)	200,000	182,610
Ameren Corp.
1.75%, 03/15/28 (a)	300,000	258,813
3.50%, 01/15/31 (a)	300,000	275,265
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	34,450
1.55%, 11/15/30 (a)	100,000	81,611
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	141,849
4.30%, 12/01/28 (a)	125,000	121,898
2.30%, 03/01/30 (a)	100,000	84,289
Appalachian Power Co.
2.70%, 04/01/31 (a)	75,000	64,753
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	47,040
2.60%, 08/15/29 (a)	125,000	109,708
2.20%, 12/15/31 (a)	125,000	101,779
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	200,000	173,204
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	46,860
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	225,000	192,163
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	175,000	166,563
3.70%, 07/15/30 (a)	100,000	96,036
1.65%, 05/15/31 (a)	175,000	141,748
Black Hills Corp.
3.05%, 10/15/29 (a)	100,000	88,982
2.50%, 06/15/30 (a)	150,000	125,611
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	200,000	174,334
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	19,621
2.95%, 03/01/30 (a)	105,000	93,499
2.65%, 06/01/31 (a)	100,000	85,450
CMS Energy Corp.
3.45%, 08/15/27 (a)	25,000	23,990
4.75%, 06/01/50 (a)(b)	100,000	88,157
3.75%, 12/01/50 (a)(b)	75,000	58,250
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	95,585
3.70%, 08/15/28 (a)	25,000	24,383

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 03/01/30 (a)	110,000	95,744
3.15%, 03/15/32 (a)	50,000	46,130
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	200,000	169,200
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	169,000	161,403
3.80%, 05/15/28 (a)	25,000	24,555
4.00%, 12/01/28 (a)	33,000	32,611
3.35%, 04/01/30 (a)	150,000	139,933
2.40%, 06/15/31 (a)	325,000	279,760
Consumers Energy Co.
3.80%, 11/15/28 (a)	75,000	73,590
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	85,529
6.63%, 02/01/32	150,000	175,032
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	135,000	133,253
3.38%, 04/01/30 (a)	225,000	206,019
2.25%, 08/15/31 (a)	250,000	206,347
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	134,079
2.25%, 03/01/30 (a)	75,000	65,817
2.63%, 03/01/31 (a)	100,000	88,885
3.00%, 03/01/32 (a)	100,000	90,594
DTE Energy Co.
3.40%, 06/15/29 (a)	325,000	298,717
2.95%, 03/01/30 (a)	100,000	88,764
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	49,410
6.00%, 12/01/28	175,000	189,635
2.45%, 08/15/29 (a)	125,000	111,744
2.45%, 02/01/30 (a)	150,000	132,757
2.55%, 04/15/31 (a)	125,000	109,710
2.85%, 03/15/32 (a)	150,000	133,323
Duke Energy Corp.
3.15%, 08/15/27 (a)	150,000	142,045
3.40%, 06/15/29 (a)	210,000	192,583
2.45%, 06/01/30 (a)	225,000	189,925
2.55%, 06/15/31 (a)	225,000	187,148
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	122,341
2.50%, 12/01/29 (a)	100,000	89,040
1.75%, 06/15/30 (a)	100,000	83,283
2.40%, 12/15/31 (a)	150,000	128,320
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	125,000	117,784
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	143,629
2.13%, 06/01/30 (a)	75,000	63,511
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	194,502
3.45%, 03/15/29 (a)	150,000	142,851
2.00%, 08/15/31 (a)	150,000	124,569
Edison International
4.13%, 03/15/28 (a)	100,000	93,393
Emera US Finance LP
2.64%, 06/15/31 (a)	100,000	83,243
Enel Chile S.A.
4.88%, 06/12/28 (a)	295,000	282,734
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	73,849
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	128,938
2.80%, 06/15/30 (a)	150,000	128,965
2.40%, 06/15/31 (a)	175,000	142,515
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	90,000	85,808
3.25%, 04/01/28 (a)	100,000	94,210
1.60%, 12/15/30 (a)	200,000	160,394
3.05%, 06/01/31 (a)	25,000	22,629
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	46,134
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	125,000	122,409
1.75%, 03/15/31 (a)	150,000	122,211
Evergy Metro, Inc.
2.25%, 06/01/30 (a)(e)	150,000	130,051
Evergy, Inc.
2.90%, 09/15/29 (a)	175,000	154,703
Eversource Energy
4.60%, 07/01/27 (a)	300,000	302,667
4.25%, 04/01/29 (a)	150,000	147,060
1.65%, 08/15/30 (a)	100,000	79,691
2.55%, 03/15/31 (a)	50,000	42,529
3.38%, 03/01/32 (a)	50,000	44,947
Exelon Corp.
4.05%, 04/15/30 (a)	225,000	216,016
3.35%, 03/15/32 (a)(d)	150,000	134,644
Florida Power & Light Co.
2.45%, 02/03/32 (a)	300,000	261,900
Georgia Power Co.
2.65%, 09/15/29 (a)	145,000	127,971
4.70%, 05/15/32 (a)	100,000	100,503
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	48,496
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	49,529
3.60%, 04/01/29 (a)	100,000	95,538
2.30%, 06/01/30 (a)	100,000	85,636
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	125,000	116,586
ITC Holdings Corp.
3.35%, 11/15/27 (a)	155,000	148,078
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	175,000	170,513
6.75%, 12/30/31	150,000	177,648
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	97,403
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (a)	50,000	47,983
3.90%, 11/01/28 (a)	80,000	78,271
3.70%, 03/15/29 (a)	150,000	143,469
2.40%, 03/15/30 (a)	125,000	108,860
1.35%, 03/15/31 (a)	100,000	78,030
1.65%, 06/15/31 (a)	100,000	79,831
2.75%, 04/15/32 (a)	200,000	174,446
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	96,432
2.40%, 05/01/30 (a)	75,000	65,485
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 (a)	300,000	304,011
1.90%, 06/15/28 (a)	600,000	522,594
3.50%, 04/01/29 (a)	125,000	116,849
2.75%, 11/01/29 (a)	225,000	199,017
2.25%, 06/01/30 (a)	450,000	378,220

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.44%, 01/15/32 (a)	250,000	208,297
4.80%, 12/01/77 (a)(b)	125,000	103,870
5.65%, 05/01/79 (a)(b)	50,000	44,166
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	43,821
NSTAR Electric Co.
3.25%, 05/15/29 (a)	100,000	94,738
3.95%, 04/01/30 (a)	25,000	24,574
1.95%, 08/15/31 (a)	150,000	124,875
Ohio Power Co.
2.60%, 04/01/30 (a)	125,000	110,816
1.63%, 01/15/31 (a)	100,000	80,939
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	75,000	73,073
3.30%, 03/15/30 (a)	130,000	120,509
3.25%, 04/01/30 (a)	50,000	46,218
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	121,713
5.75%, 03/15/29 (a)	50,000	54,298
2.75%, 05/15/30 (a)	100,000	90,999
4.15%, 06/01/32 (a)(d)	100,000	100,648
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	200,000	168,084
3.30%, 12/01/27 (a)	300,000	262,305
3.00%, 06/15/28 (a)	175,000	151,772
3.75%, 07/01/28	228,000	201,577
4.65%, 08/01/28 (a)	150,000	139,692
4.55%, 07/01/30 (a)	775,000	688,572
2.50%, 02/01/31 (a)	400,000	307,584
3.25%, 06/01/31 (a)	125,000	101,024
4.40%, 03/01/32 (a)	225,000	195,986
5.90%, 06/15/32 (a)	200,000	193,304
PacifiCorp
3.50%, 06/15/29 (a)	150,000	142,692
2.70%, 09/15/30 (a)	100,000	88,613
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	125,000	124,808
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	72,045
Progress Energy, Inc.
7.75%, 03/01/31	225,000	263,934
7.00%, 10/30/31	75,000	84,562
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	148,054
1.90%, 01/15/31 (a)	125,000	105,596
1.88%, 06/15/31 (a)	150,000	125,437
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	150,000	128,206
Public Service Electric and Gas Co.
3.65%, 09/01/28 (a)	50,000	48,780
3.20%, 05/15/29 (a)	100,000	94,840
2.45%, 01/15/30 (a)	270,000	241,674
3.10%, 03/15/32 (a)	100,000	92,185
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	225,000	179,397
2.45%, 11/15/31 (a)	150,000	125,641
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	87,802
4.10%, 06/15/30 (a)	100,000	93,265
4.22%, 03/15/32 (a)	175,000	161,877
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	82,278
3.00%, 03/15/32 (a)	200,000	179,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,607
3.65%, 03/01/28 (a)	75,000	71,095
4.20%, 03/01/29 (a)	150,000	144,637
6.65%, 04/01/29	75,000	79,995
2.85%, 08/01/29 (a)	100,000	88,820
2.25%, 06/01/30 (a)	125,000	104,955
2.50%, 06/01/31 (a)	125,000	105,341
2.75%, 02/01/32 (a)	125,000	106,048
Southern Co.
5.11%, 08/01/27	300,000	303,285
3.70%, 04/30/30 (a)	200,000	185,842
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	175,000	169,431
Tampa Electric Co.
2.40%, 03/15/31 (a)	125,000	108,295
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	125,000	100,173
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	71,923
2.95%, 03/15/30 (a)	125,000	114,038
Virginia Electric and Power Co.
3.80%, 04/01/28 (a)	150,000	146,709
2.88%, 07/15/29 (a)	100,000	91,593
2.30%, 11/15/31 (a)	150,000	127,548
2.40%, 03/30/32 (a)	125,000	107,073
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	86,813
2.20%, 12/15/28 (a)	100,000	87,696
1.80%, 10/15/30 (a)	150,000	120,855
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	94,943
3.00%, 07/01/29 (a)	50,000	46,429
1.95%, 09/16/31 (a)	75,000	62,340
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	150,000	147,069
2.60%, 12/01/29 (a)	150,000	131,907
3.40%, 06/01/30 (a)	100,000	92,171
2.35%, 11/15/31 (a)	150,000	124,350
4.60%, 06/01/32 (a)	250,000	248,470
		25,951,014
Natural Gas 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	111,484
1.50%, 01/15/31 (a)	200,000	160,530
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	75,000	73,368
1.75%, 10/01/30 (a)	150,000	121,897
NiSource, Inc.
2.95%, 09/01/29 (a)	150,000	133,300
3.60%, 05/01/30 (a)	250,000	229,350
1.70%, 02/15/31 (a)	200,000	156,318
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	84,016
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	160,000	148,931
2.50%, 03/15/31 (a)	75,000	63,469
Sempra Energy
3.40%, 02/01/28 (a)	275,000	259,900
Southern California Gas Co.
2.55%, 02/01/30 (a)	150,000	132,876
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	200,000	158,128

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Gas Corp.
2.20%, 06/15/30 (a)	150,000	121,622
4.05%, 03/15/32 (a)	150,000	136,827
		2,092,016
Utility Other 0.3%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	150,472
3.75%, 09/01/28 (a)	100,000	96,839
3.45%, 06/01/29 (a)	175,000	164,817
2.80%, 05/01/30 (a)	200,000	179,538
2.30%, 06/01/31 (a)	50,000	42,370
4.45%, 06/01/32 (a)	250,000	248,650
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	70,304
2.70%, 04/15/30 (a)	150,000	131,493
2.40%, 05/01/31 (a)	125,000	104,545
United Utilities plc
6.88%, 08/15/28	25,000	27,183
		1,216,211
		29,259,241
Total Corporates (Cost $445,164,903)		392,159,127

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (i)	1,554,385	1,554,385
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43% (i)(j)	471,805	471,805
		2,026,190
Total Short-Term Investments (Cost $2,026,190)		2,026,190
Total Investments in Securities (Cost $447,191,093)		394,185,317

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Note (CBOT), expires 09/21/22	9	1,066,781	(14)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,993,358 or 1.8% of net assets.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $252,895.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	The rate shown is the 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/22	FACE AMOUNT AT 6/30/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.20%, 03/02/27	$107,120	$—	($100,677)	($7,494)	$1,486	($435)	$—	$—	$827
3.30%, 04/01/27	107,400	—	(98,093)	(10,210)	1,446	(543)	—	—	1,118
3.20%, 01/25/28	107,595	—	—	—	(11,226)	(636)	95,733	100,000	1,600
2.00%, 03/20/28	202,678	—	—	—	(23,614)	(266)	178,798	200,000	2,000
4.00%, 02/01/29	56,134	54,008	—	—	(10,871)	(750)	98,521	100,000	1,661
3.25%, 05/22/29	86,110	26,316	—	—	(14,122)	(472)	97,832	105,000	1,650
2.75%, 10/01/29	78,552	—	—	—	(10,705)	(216)	67,631	75,000	1,031
4.63%, 03/22/30	88,948	—	—	—	(12,510)	(411)	76,027	75,000	1,734
1.65%, 03/11/31	120,254	—	—	—	(19,990)	281	100,545	125,000	1,031
2.30%, 05/13/31	126,337	—	—	—	(20,295)	(163)	105,879	125,000	1,438
1.95%, 12/01/31	—	147,642	—	—	(18,130)	350	129,862	160,000	1,152
2.90%, 03/03/32	—	186,756	—	—	(15,116)	163	171,803	195,000	1,343
Total	$1,081,128	$414,722	($198,770)	($17,704)	($153,647)	($3,098)	$1,122,631		$16,585

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$392,159,127	$—	$392,159,127
Short-Term Investments[1]	2,026,190	—	—	2,026,190
Liabilities
Futures Contracts[2]	(14)	—	—	(14)
Total	$2,026,176	$392,159,127	$—	$394,185,303

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,276,639)		$1,122,631
Investments in securities, at value - unaffiliated (cost $445,914,454) including securities on loan of $252,895		393,062,686
Deposit with broker for futures contracts		36,250
Receivables:
Investments sold		11,436,151
Interest		3,697,394
Dividends		986
Income from securities on loan	+	604
Total assets		409,356,702
Liabilities
Collateral held for securities on loan		471,805
Payables:
Fund shares redeemed		8,924,454
Investments bought		2,764,671
Investments bought - delayed delivery		43,241
Management fees		13,045
Variation margin on futures contracts	+	2,005
Total liabilities		12,219,221
Net assets		$397,137,481
Net Assets by Source
Capital received from investors		$456,323,122
Total distributable loss	+	(59,185,641)
Net assets		$397,137,481

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$397,137,481		8,900,000		$44.62

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$4,746,655
Interest received from securities - affiliated		13,487
Dividends received from securities - unaffiliated		3,175
Securities on loan, net	+	3,926
Total investment income		4,767,243
Expenses
Management fees		74,157
Total expenses	–	74,157
Net investment income		4,693,086
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(1,600,258)
Net realized losses on sales of in-kind redemptions - affiliated		(17,704)
Net realized losses on sales of in-kind redemptions - unaffiliated		(4,760,968)
Net realized losses on futures contracts	+	(49,073)
Net realized losses		(6,428,003)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(153,647)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(48,563,105)
Net change in unrealized appreciation (depreciation) on futures contracts	+	225
Net change in unrealized appreciation (depreciation)	+	(48,716,527)
Net realized and unrealized losses		(55,144,530)
Decrease in net assets resulting from operations		($50,451,444)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$4,693,086	$6,841,316
Net realized gains (losses)		(6,428,003)	1,468,611
Net change in unrealized appreciation (depreciation)	+	(48,716,527)	(14,566,712)
Decrease in net assets from operations		($50,451,444)	($6,256,785)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,758,490)	($6,826,280)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,100,000	$143,868,847	8,400,000	$442,848,633
Shares redeemed	+	(1,450,000)	(67,576,311)	(4,700,000)	(245,294,686)
Net transactions in fund shares		1,650,000	$76,292,536	3,700,000	$197,553,947
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,250,000	$375,054,879	3,550,000	$190,583,997
Total increase	+	1,650,000	22,082,602	3,700,000	184,470,882
End of period		8,900,000	$397,137,481	7,250,000	$375,054,879

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2022, only Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds. The value of the securities on loan and the related collateral at June 30, 2022, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.05%*	0.04%*	0.04%*	0.04%*	0.04%*	0.04%*	0.04%*
* Subsequent to the reporting period ended June 30, 2022, and effective July 1, 2022, the management fees of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF have been reduced to 0.04%, 0.03%, 0.03%, 0.03%, 0.03%, 0.03% and 0.03%, respectively.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Enhanced Payout	—%	—%	—%	0.6%
Schwab Monthly Income Fund - Maximum Payout	—%	—%	—%	0.6%
Schwab Monthly Income Fund - Moderate Payout	—%	—%	—%	0.3%
Schwab Target 2010 Index Fund	0.0%*	0.0%*	0.3%	—%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.3%	—%
Schwab Target 2020 Index Fund	0.1%	0.2%	1.4%	—%
Schwab Target 2025 Index Fund	0.1%	0.3%	2.2%	—%
Schwab Target 2030 Index Fund	0.0%*	0.2%	2.8%	—%
Schwab Target 2035 Index Fund	—%	0.1%	1.3%	—%
Schwab Target 2040 Index Fund	—%	0.1%	1.2%	—%
Schwab Target 2045 Index Fund	—%	0.0%*	0.5%	—%
Schwab Target 2050 Index Fund	—%	—%	0.4%	—%
Schwab Target 2055 Index Fund	—%	—%	0.2%	—%
Schwab Target 2060 Index Fund	—%	—%	0.1%	—%
Schwab Target 2065 Index Fund	—%	—%	0.0%*	—%
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.4%	—%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	0.5%	—%
Schwab VIT Growth Portfolio	—%	—%	0.3%	—%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 29, 2022 . Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The value and variation margin for futures contracts held at June 30, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	982,861	8
Schwab 5-10 Year Corporate Bond ETF	506,283	4

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2022, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,477,981,267	$—	$1,477,981,267
Schwab Short-Term U.S. Treasury ETF	3,572,994,243	—	3,572,994,243
Schwab Intermediate-Term U.S. Treasury ETF	1,767,239,267	—	1,767,239,267
Schwab Long-Term U.S. Treasury ETF	24,590,912	—	24,590,912
Schwab U.S. Aggregate Bond ETF	1,590,197,807	200,623,398	1,790,821,205
Schwab 1-5 Year Corporate Bond ETF	—	40,249,615	40,249,615
Schwab 5-10 Year Corporate Bond ETF	—	24,879,474	24,879,474
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,888,616,479	$—	$1,888,616,479
Schwab Short-Term U.S. Treasury ETF	3,211,579,938	—	3,211,579,938
Schwab Intermediate-Term U.S. Treasury ETF	1,416,410,660	—	1,416,410,660
Schwab Long-Term U.S. Treasury ETF	20,309,631	—	20,309,631
Schwab U.S. Aggregate Bond ETF	1,891,918,496	204,091,896	2,096,010,392
Schwab 1-5 Year Corporate Bond ETF	—	32,971,970	32,971,970
Schwab 5-10 Year Corporate Bond ETF	—	17,524,669	17,524,669
*	Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2022, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$5,403,302,420	$8,735,119,413
Schwab Short-Term U.S. Treasury ETF	1,518,808,851	1,690,815,300
Schwab Intermediate-Term U.S. Treasury ETF	4,837,833,498	1,456,461,278
Schwab Long-Term U.S. Treasury ETF	36,751,518	33,849,208
Schwab U.S. Aggregate Bond ETF	69,979,881	271,981,504
Schwab 1-5 Year Corporate Bond ETF	44,314,406	257,294,046
Schwab 5-10 Year Corporate Bond ETF	136,649,790	66,359,114

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended June 30, 2022, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2022 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$17,362,794,611	$-	($1,630,934,721)	($1,630,934,721)
Schwab Short-Term U.S. Treasury ETF	9,077,555,601	-	(273,586,752)	(273,586,752)
Schwab Intermediate-Term U.S. Treasury ETF	7,412,658,010	-	(364,224,520)	(364,224,520)
Schwab Long-Term U.S. Treasury ETF	107,170,098	-	(21,463,675)	(21,463,675)
Schwab U.S. Aggregate Bond ETF	8,375,260,034	-	(755,969,754)	(755,969,754)
Schwab 1-5 Year Corporate Bond ETF	388,702,612	37,438	(26,012,308)	(25,974,870)
Schwab 5-10 Year Corporate Bond ETF	447,205,563	38,092	(53,058,352)	(53,020,260)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2021, the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$42,334,833
Schwab Short-Term U.S. Treasury ETF	6,843,877
Schwab Intermediate-Term U.S. Treasury ETF	25,108,713
Schwab Long-Term U.S. Treasury ETF	1,654,682
Schwab U.S. Aggregate Bond ETF	7,946,563
Schwab 1-5 Year Corporate Bond ETF	119,472
Schwab 5-10 Year Corporate Bond ETF	700,704
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. TIPS ETF	$852,013,180
Schwab Short-Term U.S. Treasury ETF	34,862,540
Schwab Intermediate-Term U.S. Treasury ETF	36,438,300
Schwab Long-Term U.S. Treasury ETF	1,504,385
Schwab U.S. Aggregate Bond ETF	191,909,550
Schwab 1-5 Year Corporate Bond ETF	5,031,370
Schwab 5-10 Year Corporate Bond ETF	6,826,280
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Shareholder Vote Results  (Unaudited)

A Special Meeting of Shareholders of Schwab Strategic Trust (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,707,011,744.958	53,766,812.577
Richard A. Wurster	1,741,778,933.018	18,999,624.517
Michael J. Beer	1,741,911,579.511	18,866,978.024
Robert W. Burns	1,742,002,589.714	18,775,967.821
Nancy F. Heller	1,743,265,288.229	17,513,269.306
David L. Mahoney	1,488,067,807.852	272,710,749.683
Jane P. Moncreiff	1,743,396,670.121	17,381,887.414
Kiran M. Patel	1,738,761,227.827	22,017,329.708
Kimberly S. Patmore	1,740,654,694.664	20,123,862.871
J. Derek Penn	1,739,737,491.136	21,041,066.399

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including

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Schwab Fixed-Income ETFs
modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although each of Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to these Funds including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Funds’ investment objective and policies and that the investment adviser had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the

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investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Schwab Fixed-Income ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US 1–5 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Long Treasury Index  An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

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creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Notes

Notes

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2022 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•	You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fixed-Income ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR62961-11
00276327

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 16, 2022